                             PROSPECTUS MAY 1, 2003
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THE CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company). The contracts may be single purchase payment contracts, which allow for lump-sum payments, or installment purchase payment contracts, which allow for installment payments. They are intended to be used as funding vehicles for certain types of supplemental retirement programs, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

 WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through a supplemental retirement program, you should read this prospectus. It provides facts about the contract and its investment options. Prospective contract owners (generally a school district or state operated State University of New York campus to which we issue a master contract) should read this prospectus to help determine if the contract is appropriate for those employees eligible to participate.


TABLE OF CONTENTS . . . PAGE 3

You may participate in this contract if you are an eligible employee of a school board or public university in the State of New York and if you are a member of the New York State United Teachers (NYSUT) or the United University Professions
(UUP).


INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options.

                                   THE FUNDS

AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
American Century-Registered Trademark- Income & Growth Fund (Advisor Class)(1) Calvert Social Balanced Portfolio
Evergreen Special Values Fund (formerly Wachovia Special
  Values Fund) (Class A)(1)
Fidelity-Registered Trademark- VIP Asset Manager-SM- Portfolio (Initial Class) Fidelity-Registered Trademark- VIP Contrafund-Registered Trademark- Portfolio (Initial Class)
Fidelity-Registered Trademark- VIP Equity-Income Portfolio (Initial Class) Fidelity-Registered Trademark- VIP High Income Portfolio (Initial Class) Fidelity-Registered Trademark- VIP Index 500 Portfolio (Initial Class) Fidelity-Registered Trademark- VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
ING Baron Small Cap Growth Portfolio (Service Class)
ING JPMorgan Fleming International Portfolio (formerly ING
  Scudder International Growth Portfolio) (Initial Class)
ING MFS Capital Opportunities Portfolio (Initial Class)
ING MFS Research Equity Portfolio (formerly ING MFS
  Research Portfolio) (Initial Class)
ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Aggressive Growth Portfolio (formerly ING
  MFS Emerging Equities Portfolio) (Initial Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class R)
ING VP Bond Portfolio (Class R)
ING VP Emerging Markets Fund
ING VP Growth and Income Portfolio (Class R)
ING VP Growth Portfolio (Class R)
ING VP Index Plus LargeCap Portfolio (Class R)
ING VP Index Plus MidCap Portfolio (Class R)
ING VP Index Plus SmallCap Portfolio (Class R)
ING VP International Equity Portfolio (Class R)
ING VP Money Market Portfolio (Class R)
ING VP Natural Resources Trust(2)
ING VP Small Company Portfolio (Class R)
ING VP Strategic Allocation Balanced Portfolio (formerly ING VP
  Crossroads Portfolio) (Class R)
ING VP Strategic Allocation Growth Portfolio (formerly ING VP
  Ascent Portfolio) (Class R)
ING VP Strategic Allocation Income Portfolio (formerly ING VP
  Legacy Portfolio) (Class R)
ING VP Technology Portfolio (Class R)
ING VP Value Opportunity Portfolio (Class R)
Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio (Service Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen
  Aggressive Growth Portfolio) (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Mid-Cap Value Portfolio (Class VC)
MFS-Registered Trademark- Total Return Series (Initial Class)
Oppenheimer Developing Markets Fund (Class A)(1)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.(1)
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)

(1) This fund is available to the general public. See "Investment Options - Additional Risks of Investing in the Funds."
(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).

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VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account). Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section in this prospectus at page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

FIXED INTEREST OPTIONS.

-- Guaranteed Accumulation Account
-- Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.


GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2003, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Opportunity Plus Service Center at 1-800-677-4636. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 41 of this prospectus. The SAI is incorporated into this prospectus by reference.


ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

                               TABLE OF CONTENTS


  CONTRACT OVERVIEW...............................      4
  Who's Who
  The Contract and Your Supplemental Retirement
  Program
  Contract Rights
  Contract Facts
  Contract Phases: The Accumulation Phase, The
  Income Phase
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order
  (sidebar)
FEE TABLE.........................................      6
CONDENSED FINANCIAL INFORMATION...................     11
INVESTMENT OPTIONS................................     11
TRANSFERS.........................................     13
CONTRACT PURCHASE OR PARTICIPATION................     14
CONTRACT OWNERSHIP AND RIGHTS.....................     16
RIGHT TO CANCEL...................................     16
FEES..............................................     17
YOUR ACCOUNT VALUE................................     21
WITHDRAWALS.......................................     23
LOANS.............................................     24
SYSTEMATIC DISTRIBUTION OPTIONS...................     25
DEATH BENEFIT.....................................     26
THE INCOME PHASE..................................     27
TAXATION..........................................     31
OTHER TOPICS......................................     36
The Company - Opportunity Plus Service Center - Variable
Annuity Account C - Performance Reporting - Voting
Rights - Contract Distribution - Agreement with the
Company - Contract Modification - Legal Matters and
Proceedings - Payment Delay or Suspension - Intent to
Confirm Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION.......................................     41
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT......     42
APPENDIX II - FIXED ACCOUNT.......................     44
APPENDIX III - FUND DESCRIPTIONS..................     45
APPENDIX IV - CONDENSED FINANCIAL INFORMATION.....     54

[SIDE NOTE]
QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your local representative or write or call the Company through:
Opportunity Plus Service Center
P.O. Box 1700
Latham, New York 12110-0113
1-800-OPP-INFO
(1-800-677-4636)
SENDING FORMS AND WRITTEN
REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company through the Opportunity Plus Service Center to learn what information is required in order for the request to be in "good order."
Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
We can only act upon written requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is a summary. Please read each section of this prospectus for additional information.


                                   WHO'S WHO
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YOU (THE PARTICIPANT): The individual participating in a supplemental retirement program, where the program uses the contracts as funding options.

PLAN SPONSOR: The sponsor of your supplemental retirement program. Generally, your employer.

CONTRACT HOLDER: The person or entity to whom we issue the contract. The contract holder is the school district or state operated State University of New York campus to which we have issued the master contract.

WE, US, OUR (THE COMPANY): ING Life Insurance and Annuity Company. We issue the contract.

             THE CONTRACT AND YOUR SUPPLEMENTAL RETIREMENT PROGRAM
-------------------------------------------------------------------

SUPPLEMENTAL RETIREMENT PROGRAM (PLAN): A plan sponsor has established a supplemental retirement program for you. The term "contract(s)" in this prospectus refers to the group deferred variable annuity contract offered as a funding option for that plan.

PLAN TYPE: We refer to the supplemental retirement program in this prospectus as a 403(b) plan. For a description, see "Taxation."

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."


                                CONTRACT RIGHTS
-------------------------------------------------------------------

You hold all rights under the contract and may make all elections for your accounts.

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL: Contract holders and participants may cancel their purchase no later than ten days after they receive the contract (or other document evidencing their interest.) See "Right To Cancel."

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS: During the accumulation phase, you may, subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to market value adjustment. See Appendix I.

SYSTEMATIC DISTRIBUTION OPTIONS: You may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION: Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation".

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE. (accumulating retirement benefits)


STEP 1: You provide ING Life Insurance and Annuity Company with your completed enrollment materials and we may set up one or more accounts for you. We may set up account(s) for employer contributions and/or contributions from your salary.


STEP 2: You direct us to invest
your account dollars in any of
the following investment
options:
(a)  Fixed Interest Options; or
(b)  Variable Investment
    Options. (The variable
     investment options are the
     Subaccounts of Variable
     Annuity Account C. Each
     one invests in a specific
     mutual fund.) The
     subaccount(s) selected
     purchases shares of its
     corresponding fund.

                               Payments to Your Account
                                        Step 1
                       ING Life Insurance and Annuity Company
          (a)                   Step 2                              (b)
 Fixed Interest Options                    VARIABLE ANNUITY ACCOUNT C
                                           Variable Investment Options
                                                 THE SUBACCOUNTS
                                   A                    B                  ETC.
                                           Step 3
                             Mutual Fund A        Mutual Fund B

II. THE INCOME PHASE (RECEIVING INCOME PHASE PAYMENTS FROM YOUR CONTRACT).

If you wish to begin receiving payments from your contract, you may elect from the options available. The contract offers several income phase payment options, if you wish to elect one (see "The Income Phase.") In general, you may:

-- Receive income phase payments over a lifetime or for a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an income phase payment option that provides a death benefit to your beneficiary(ies); or

-- Select fixed income phase payments, variable income phase payments (that vary based on the performance of the variable investment options you select), or a combination of fixed and variable income phase payments.

[SIDE NOTE]
IN THIS SECTION:
-- Maximum Contract Holder Transaction Expenses
-- Separate Account Annual Expenses
-- Total Annual Fund Operating Expenses
-- Fees Deducted by the Funds
-- Hypothetical Examples
ALSO SEE THE "FEES" SECTION FOR:
-- Early Withdrawal Charge Schedules
-- How, When and Why Fees are Deducted
-- Premium and Other Taxes
-- Charges for ING GET Fund
SEE "THE INCOME PHASE" FOR:
-- Fees During the Income Phase
[END SIDE NOTE]


FEE TABLE
----------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, WITHDRAW FROM THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. SEE "THE INCOME PHASE" FOR FEES THAT MAY APPLY AFTER YOU BEGIN RECEIVING PAYMENTS UNDER THE CONTRACT.

MAXIMUM CONTRACT HOLDER TRANSACTION EXPENSES

    EARLY WITHDRAWAL CHARGE(1)
      (as a percentage of amount withdrawn) ................................. 5%

(1) This is a deferred sales charge. For Single Purchase Payment Contracts, there is no withdrawal charge. For Installment Purchase Payment Contracts, we waive the withdrawal charge for dollars contributed to the funds or the Guaranteed Accumulation Account on or after April 1, 1995. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See the "Fees" section.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

SEPARATE ACCOUNT ANNUAL EXPENSES
    (as a percentage of average account value)

      MORTALITY AND EXPENSE RISK CHARGE ..........          1.00%(2)

      ADMINISTRATIVE EXPENSE CHARGE ..............  0.00% - 0.25%(3)
                                                    -------------

      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES .....  1.00% - 1.25%
                                                    -------------

(2) The mortality and expense risk charge for the ING VP Money Market Portfolio subaccount is 0.35% on an annual basis.
(3) We do not currently impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS WITHOUT TAKING INTO ACCOUNT ANY FEE WAIVER OR EXPENSE REIMBURSEMENT ARRANGEMENTS THAT MAY APPLY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

TOTAL ANNUAL FUND OPERATING EXPENSES*               Minimum  Maximum
(expenses that are deducted from fund assets,
including management fees, distribution (12b-1)
and/or service fees, and other expenses)              0.33%    2.33%

* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be 0.28% and 2.33%, respectively. The fund having the minimum expense percentage is subject to an expense reimbursement or fee waiver arrangement. This arrangement can be discontinued by the fund's manager at any time. The fund having the maximum expense percentage is not subject to any expense reimbursement or fee waiver arrangement.

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses, including service fees (if applicable), charged annually by each fund. See the "Fees" section of this prospectus and the fund prospectuses for additional information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses. The fee and expense information listed below was provided by the funds.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the funds. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2002.

                             FUND EXPENSE TABLE(1)

                                                            TOTAL                   NET
                                                           ANNUAL     FEES AND    ANNUAL
                           MANAGEMENT                       FUND      EXPENSES     FUND
                           (ADVISORY)   12B-1    OTHER    OPERATING  WAIVED OR   OPERATING
FUND NAME                     FEES       FEE    EXPENSES  EXPENSES   REIMBURSED  EXPENSES
---------                  ----------  -------  --------  ---------  ----------  ---------
AIM V.I. Capital
  Appreciation Fund
  (Series I)                   0.61%      --      0.24%      0.85%         --       0.85%
AIM V.I. Core Equity Fund
  (Series I)                   0.61%      --      0.17%      0.78%         --       0.78%
AIM V.I. Growth Fund
  (Series I)                   0.63%      --      0.28%      0.91%         --       0.91%
AIM V.I. Premier Equity
  Fund (Series I)              0.61%      --      0.24%      0.85%         --       0.85%
American
  Century-Registered
  Trademark- Income &
  Growth Fund (Advisor
  Class)(2)                    0.43%    0.50%     0.00%      0.93%         --       0.93%
Calvert Social Balanced
  Portfolio(3)                 0.70%      --      0.21%      0.91%         --       0.91%
Evergreen Special Values
  Fund (Class A)(4)(5)         0.80%    0.25%     0.19%      1.24%       0.04%      1.20%
Fidelity-Registered
  Trademark- VIP Asset
  Manager-SM- Portfolio
  (Initial Class)              0.53%      --      0.10%      0.63%         --       0.63%
Fidelity-Registered
  Trademark- VIP
  Contrafund-Registered
  Trademark- Portfolio
  (Initial Class)              0.58%      --      0.10%      0.68%         --       0.68%
Fidelity-Registered
  Trademark- VIP
  Equity-Income Portfolio
  (Initial Class)              0.48%      --      0.09%      0.57%         --       0.57%
Fidelity-Registered
  Trademark- VIP High
  Income Portfolio
  (Initial Class)              0.58%      --      0.12%      0.70%         --       0.70%
Fidelity-Registered
  Trademark- VIP Index
  500 Portfolio (Initial
  Class)(6)                    0.24%      --      0.09%      0.33%       0.05%      0.28%
Fidelity-Registered
  Trademark- VIP Overseas
  Portfolio (Initial
  Class)                       0.73%      --      0.17%      0.90%         --       0.90%
Franklin Small Cap Value
  Securities Fund
  (Class 2)(7)                 0.59%    0.25%     0.20%      1.04%       0.03%      1.01%
ING Baron Small Cap
  Growth Portfolio
  (Service Class)(8)(9)        0.85%      --      0.65%      1.50%       0.05%      1.45%
ING JPMorgan Fleming
  International Portfolio
  (Initial Class)              0.80%      --      0.20%      1.00%         --       1.00%
ING MFS Capital
  Opportunities Portfolio
  (Initial Class)              0.65%      --      0.25%      0.90%         --       0.90%
ING MFS Research Equity
  Portfolio (Initial
  Class)                       0.70%      --      0.15%      0.85%         --       0.85%
ING PIMCO Total Return
  Portfolio (Service
  Class)(8)                    0.50%      --      0.60%      1.10%         --       1.10%
ING Salomon Brothers
  Aggressive Growth
  Portfolio (Initial
  Class)                       0.69%      --      0.13%      0.82%         --       0.82%
ING T. Rowe Price Growth
  Equity Portfolio
  (Initial Class)              0.60%      --      0.15%      0.75%         --       0.75%
ING Van Kampen Comstock
  Portfolio (Service
  Class)(8)                    0.60%      --      0.60%      1.20%         --       1.20%
ING VP Balanced
  Portfolio, Inc.
  (Class R)(10)                0.50%      --      0.10%      0.60%         --       0.60%
ING VP Bond Portfolio
  (Class R)(10)                0.40%      --      0.09%      0.49%         --       0.49%
ING VP Emerging Markets
  Fund(11)                     0.85%      --      1.48%      2.33%         --       2.33%
ING VP Growth and Income
  Portfolio
  (Class R)(10)                0.50%      --      0.09%      0.59%         --       0.59%
ING VP Growth Portfolio
  (Class R)(10)                0.60%      --      0.12%      0.72%         --       0.72%
ING VP Index Plus
  LargeCap Portfolio
  (Class R)(10)                0.35%      --      0.10%      0.45%         --       0.45%
ING VP Index Plus MidCap
  Portfolio
  (Class R)(10)                0.40%      --      0.13%      0.53%         --       0.53%
ING VP Index Plus
  SmallCap Portfolio
  (Class R)(10)(12)            0.40%      --      0.23%      0.63%       0.03%      0.60%
ING VP International
  Equity Portfolio
  (Class R)(10)(12)            0.85%      --      0.61%      1.46%       0.31%      1.15%
ING VP Money Market
  Portfolio
  (Class R)(10)                0.25%      --      0.09%      0.34%         --       0.34%
ING VP Natural Resources
  Trust(11)                    1.00%      --      0.64%      1.64%         --       1.64%
ING VP Small Company
  Portfolio
  (Class R)(10)                0.75%      --      0.12%      0.87%         --       0.87%

                                                            TOTAL                   NET
                                                           ANNUAL     FEES AND    ANNUAL
                           MANAGEMENT                       FUND      EXPENSES     FUND
                           (ADVISORY)   12B-1    OTHER    OPERATING  WAIVED OR   OPERATING
FUND NAME                     FEES       FEE    EXPENSES  EXPENSES   REIMBURSED  EXPENSES
---------                  ----------  -------  --------  ---------  ----------  ---------
ING VP Strategic
  Allocation Balanced
  Portfolio
  (Class R)(10)(12)            0.60%      --      0.17%      0.77%       0.07%      0.70%
ING VP Strategic
  Allocation Growth
  Portfolio
  (Class R)(10)(12)            0.60%      --      0.17%      0.77%       0.02%      0.75%
ING VP Strategic
  Allocation Income
  Portfolio
  (Class R)(10)(12)            0.60%      --      0.17%      0.77%       0.12%      0.65%
ING VP Technology
  Portfolio
  (Class R)(10)                0.95%      --      0.17%      1.12%         --       1.12%
ING VP Value Opportunity
  Portfolio
  (Class R)(10)                0.60%      --      0.12%      0.72%         --       0.72%
Janus Aspen Balanced
  Portfolio
  (Institutional
  Shares)(13)                  0.65%      --      0.02%      0.67%         --       0.67%
Janus Aspen Capital
  Appreciation Portfolio
  (Service Shares)(14)         0.65%    0.25%     0.02%      0.92%         --       0.92%
Janus Aspen Growth
  Portfolio
  (Institutional
  Shares)(13)                  0.65%      --      0.02%      0.67%         --       0.67%
Janus Aspen Mid Cap
  Growth Portfolio
  (Institutional
  Shares)(13)                  0.65%      --      0.02%      0.67%         --       0.67%
Janus Aspen Worldwide
  Growth Portfolio
  (Institutional
  Shares)(13)                  0.65%      --      0.05%      0.70%         --       0.70%
Lord Abbett Mid-Cap Value
  Portfolio
  (Class VC)(15)               0.75%      --      0.40%      1.15%       0.00%      1.15%
MFS-Registered Trademark-
  Total Return
  Series (Initial Class)       0.75%      --      0.11%      0.86%         --       0.86%
Oppenheimer Developing
  Markets Fund
  (Class A)(16)                0.98%    0.24%     0.59%      1.81%         --       1.81%
Oppenheimer Global
  Securities Fund/VA           0.65%      --      0.02%      0.67%         --       0.67%
Oppenheimer Strategic
  Bond Fund/VA(17)             0.74%      --      0.05%      0.79%       0.01%      0.78%
Pax World Balanced
  Fund, Inc.(18)               0.49%    0.27%     0.21%      0.97%       0.02%      0.95%
Pioneer Equity Income VCT
  Portfolio (Class I)          0.65%      --      0.15%      0.80%         --       0.80%
Pioneer Mid Cap Value VCT
  Portfolio (Class I)          0.65%      --      0.15%      0.80%         --       0.80%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees -- Fund Expenses" for additional information.

(2) The fund's Advisor Class shares have a 12b-1 Plan. Under the Plan, the fund's Advisor Class pays an annual fee of 0.50% of Advisor Class average net assets, half for certain shareholder and administrative services and half for distribution services. "Other Expenses" include the fees and expenses of the fund's independent directors and their legal counsel as well as interest, which were less than 0.005% for the most recent fiscal year ended December 31, 2002.

(3) "Management (Advisory) Fees" include the subadvisory fees paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(4) Expense information listed above is for the fiscal year ended July 31, 2002. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of one year beginning in June 2002 in order to limit "Total Annual Fund Operating Expenses" so that they do not exceed, in the aggregate, the Fund's "Net Annual Fund Operating Expenses" as listed above.

(5) From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to decrease expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The "Net Annual Fund Operating Expenses" do not reflect these voluntary fee waivers. Including voluntary fee waivers, "Net Annual Fund Operating Expenses" were 1.19% for Class A.

(6) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time.

(7) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. The Fund's manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.
(8) The fees and expenses shown in the above table are based on estimated expenses for the current fiscal year. "Other Expenses" include a Shareholder Services fee of 0.25%.
(9) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the ING Baron Small Cap Growth Portfolio so that the "Total Annual Fund Operating Expenses" for this Portfolio shall not exceed 1.45% through April 30, 2004.
(10) Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Balanced, Bond, Growth and Income, and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the investment adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual. The amounts of each Portfolio's expenses waived or reimbursed during the last fiscal year are shown under "Fees and Expenses Waived or Reimbursed" in the table above.
(11) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in "Other Expenses" in the table above. ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolios' expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed." The expense limits will continue through at least
     December 31, 2003.
(12) This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.
(13) All expenses are shown without the effect of any expense offset arrangements.
(14) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. All expenses are shown without the effect of any expense offset arrangements.
(15) "Other Expenses," "Total Annual Fund Operating Expenses," "Fees and Expenses Waived or Reimbursed" and "Net Annual Fund Operating Expenses" for the Lord Abbett Series Fund Mid-Cap Value Portfolio have been restated based on estimates for the current fiscal year. For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Mid-Cap Value Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.
(16) The fees and expenses listed above are for the fund's fiscal year ended August 31, 2002.
(17) Waivers/reimbursements are voluntary and may be terminated at any time.
(18) The "12b-1 Fee" is 0.25%, net of Distribution and/or Service (12b-1) Fees assumed by the Fund's Adviser. The amount shown under "Fees and Expenses Waived or Reimbursed" is the amount of the Distribution and/or Service (12b-1) Fees assumed by the Fund's Adviser. The amount shown under "Net Annual Fund Operating Expenses" is the amount shown under "Total Annual Fund Operating Expenses," net of the expenses assumed by the Fund's Adviser (i.e., the amount shown under "Fees and Expenses Waived or Reimbursed").

HYPOTHETICAL EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT HOLDER TRANSACTION EXPENSES, THE MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES APPLICABLE TO THE PARTICULAR FUND, AND FUND FEES AND EXPENSES.

EXAMPLE 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the MAXIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                              (B) IF YOU DO NOT WITHDRAW YOUR ENTIRE
                                (A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT       ACCOUNT VALUE OR IF YOU SELECT AN INCOME
                                VALUE AT THE END OF THE APPLICABLE TIME       PHASE PAYMENT OPTION AT THE END OF THE
                                PERIOD*:                                      APPLICABLE TIME PERIOD**:
                                1 YEAR    3 YEARS    5 YEARS   10 YEARS       1 YEAR    3 YEARS    5 YEARS   10 YEARS
                                -------  ---------  ---------  ---------      -------  ---------  ---------  ---------
                                 $868     $1,619     $2,391     $3,845         $361     $1,097     $1,855     $3,845

EXAMPLE 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the MINIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                              (B) IF YOU DO NOT WITHDRAW YOUR ENTIRE
                                (A) IF YOU WITHDRAW YOUR ENTIRE ACCOUNT       ACCOUNT VALUE OR IF YOU SELECT AN INCOME
                                VALUE AT THE END OF THE APPLICABLE TIME       PHASE PAYMENT OPTION AT THE END OF THE
                                PERIOD*:                                      APPLICABLE TIME PERIOD**:
                                1 YEAR    3 YEARS    5 YEARS   10 YEARS        1 YEAR   3 YEARS   5 YEARS    10 YEARS
                                -------  ---------  ---------  ---------      --------  --------  --------  ----------
                                 $678     $1,052     $1,452     $1,878          $161      $499      $860      $1,878

*This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. The Installment Purchase Payment Contracts schedule is listed in "Fees." Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth account year the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account(s), you instruct us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

-- FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the Opportunity Plus Service Center at the address and telephone number listed under "Contract Overview--Questions: Contacting the Company", by accessing the SEC's web site or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS
 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.

 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

 - BE INFORMED. Read this prospectus, the fund prospectus, fixed interest option appendices and the Guaranteed Accumulation Account prospectus.


LIMITS ON OPTION AVAILABILITY. We may add, withdraw or substitute funds, subject to the conditions in the contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.


LIMITS ON NUMBER OF OPTIONS SELECTED. No more than 18 investment options may be selected for your account at any one time during the accumulation phase. If you have an outstanding loan, you may currently make a total of 18 cumulative selections over the life of your account. Each subaccount, the Fixed Account and each classification of the Guaranteed Accumulation Account counts as one option. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of purchase payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.

VARIABLE FUNDS (MIXED AND SHARED FUNDING) "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

-- Shared--bought by more than one company.

-- Mixed--bought for annuities and life insurance.

PUBLIC FUNDS. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:


-- American Century-Registered Trademark- Income & Growth Fund (Advisor Class)

-- Oppenheimer Developing Markets Fund (Class A)

-- Pax World Balanced Fund, Inc.

-- Evergreen Special Values Fund (Class A)


See "Taxation--Use of Public Funds in a Section 403(b) Contract" for a discussion of investing in one of the public funds under a 403(b) annuity contract.

POSSIBLE CONFLICTS OF INTEREST. With respect to the variable funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the variable funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

TRANSFERS
----------------------------------------------


TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and the income phase, you may transfer among investment options. During the income phase you may make up to twelve transfers per calendar year among available investment options. You may make a request in writing, by telephone or electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers from fixed interest options are restricted as outlined in Appendices I and II.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of the subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the Opportunity Plus Service Center, or if you are participating in the Dollar Cost Averaging Program, after your scheduled transfer. (See "Contract Overview--Questions.")


TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

THE DOLLAR COST AVERAGING PROGRAM. The contracts allow you to participate in our Dollar Cost Averaging Program. There is no additional charge for this program. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount from the ING VP Money Market Portfolio to the Fixed Account, Guaranteed Accumulation Account, or one or more subaccounts that you select. Allocations to the Fixed Account may limit your ability to execute subsequent transfers out of this fixed option. Amounts transferred to or from the Fixed Account and subsequently withdrawn from the contract during the accumulation phase may be subject to early withdrawal charge. (See "Fees"). Amounts transferred from the Guaranteed Accumulation Account before the end of a guaranteed term may be subject to a market value adjustment. (See Appendix I and the Guaranteed Accumulation Account prospectus.) Dollar cost averaging is not permitted into the ING VP Natural Resources Trust subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions." This program is not available to the participants in the Asset Rebalancing Program.


THE ASSET REBALANCING PROGRAM. This program allows you to have your account value automatically reallocated to specified percentages on a scheduled basis. If elected, only account values invested in the variable investment options (excluding GET) are eligible to be rebalanced. Account values invested in the Guaranteed Accumulation Account and the Fixed Account are not eligible to be rebalanced. To elect to participate in Asset Rebalancing, you should contact the Opportunity Plus Service Center. This program is not available to participants in the Dollar Cost Averaging program.

CONTRACT PURCHASE OR PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are deferred annuity contracts that the Company offers in connection with supplemental retirement programs under Tax Code Section 403(b). The plans are established by school boards and public universities in the state of New York, for participants who are members and agency fee payers of the New York State United Teachers Trust (NYSUT) and United University Professions (UUP).


There are two group deferred variable annuity contracts:

(1) Single purchase payment contracts issued for lump-sum transfers to us of amounts accumulated under a pre-existing plan; and
(2) Installment purchase payment contracts established to accept continuing periodic payments.

We reserve the right to set a minimum purchase payment on single purchase payment contracts. Lump-sum transfers below this minimum will be applied to an installment purchase payment contract.


USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity.

PURCHASING THE CONTRACT. The contract holder completes the required forms and the local representative submits them to the Company. We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT. To participate in the contract, your local representative will assist you in completing an enrollment form and submit it to the Opportunity Plus Service Center. (See "Contract Overview--Questions.") If your enrollment is accepted, we establish one or more accounts for you under the contract(s). We may establish an employee account for contributions from your salary or rollover amount and an employer account for employer contributions. Your account includes amounts held under both the installment purchase payment contract and the single purchase payment contract.


ACCEPTANCE OR REJECTION OF APPLICATION OR ENROLLMENT FORMS. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING VP Money Market Portfolio subaccount until the forms are completed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.


ALLOCATING PURCHASE PAYMENTS TO THE INVESTMENT OPTIONS. You direct us to allocate initial purchase payments to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and by telephone or electronically.


Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. (See "Investment Options" and "Transfers.")


FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contract should be discussed with your local representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1) Long-Term Investment--This contract is a long-term investment, and is typically most useful as part of a personal supplemental retirement program. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.


(2) Investment Risk--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3) Features and Fees--The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.


(4) Exchanges--If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. If you are exchanging from another annuity contract, New York State Law requires completion of

    Replacement Forms, which will assist you in this comparison. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your local representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.


CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------


WHO OWNS THE CONTRACT? The contract holder. The contract holder is the school district or state operated State University of New York campus to which we have issued the master contract.


WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? We establish one or more accounts for you under the contracts. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account.

WHAT RIGHTS DO I HAVE UNDER THE CONTRACT? You hold all rights under the contract and may make all elections for your accounts.

RIGHT TO CANCEL
----------------------------------------------


WHEN AND HOW TO CANCEL. You or the contract holder may cancel your purchase within ten days after receiving the contract (or other document evidencing your interest) by returning it to the Opportunity Plus Service Center or the local representative along with a written notice of cancellation.


REFUNDS. We will produce a refund to you or the contract holder not later than seven days after we receive the contract or other document evidencing your interest and the written notice of cancellation at the Opportunity Plus Service Center. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to the purchase payments allocated to the variable investment options. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account.

[SIDE NOTE]
TYPES OF FEES
There are four types of fees your account may incur:
-- Transaction Fees
   - Early Withdrawal Charge
-- Fees Deducted from Investments in the Subaccounts
   - Mortality and Expense
     Risk Charge
   - Administrative Expense Charge
-- Fund Expenses
-- Charges for ING GET Fund
TERMS TO UNDERSTAND IN THE SCHEDULES
-- ACCOUNT YEAR--a 12-month period measured from the date we establish your account, or measured from any anniversary of that date.
-- PURCHASE PAYMENT PERIOD (for installment purchase payment contracts)--the period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 payments are made. If only 11 payments are made, the payment period is not completed until the twelfth payment is made. At any given time, the number of payment periods completed can not exceed the number of account years completed, regardless of the number of payments made.
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the Fee Table for information on fees.

TRANSACTION FEES

EARLY WITHDRAWAL CHARGE

Under installment purchase payment contracts, withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge. There is no early withdrawal charge for single purchase payment contracts.

AMOUNT. The charge is a percentage of the amount withdrawn. The percentage will be determined by the early withdrawal charge schedule that applies to your account. The charge will never be more than 8.5% of total payments to your account.

PURPOSE. This is a deferred sales charge. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.


CERTAIN POST-MARCH 31, 1995 INVESTMENTS.

The early withdrawal charge does not apply to:

-- Amounts withdrawn from the portion of the account value invested in the variable investment options and/or the Guaranteed Accumulation Account attributable to payments made on or after April 1, 1995. This waiver does not apply to:

   -- Amounts deposited in the Fixed Account;

   -- Amounts deposited in a subaccount or the Guaranteed Accumulation Account but then transferred to the Fixed Account; or

   -- Amounts that came from the Fixed Account but were then transferred to a subaccount or the Guaranteed Accumulation Account.

-- For any withdrawal, the account value of the payments made on or after April 1, 1995 will be withdrawn first, then the remaining value will be used to satisfy the disbursement request.

EARLY WITHDRAWAL CHARGE SCHEDULES--INSTALLMENT PURCHASE PAYMENT CONTRACTS:

      WITHDRAWALS FROM VARIABLE INVESTMENT OPTIONS AND FIXED ACCOUNT
PURCHASE PAYMENT PERIODS COMPLETED                  EARLY WITHDRAWAL CHARGE
----------------------------------                  -----------------------
Fewer than 5                                                         5%
5 or more but fewer than 7                                           4%
7 or more but fewer than 9                                           3%
9 or 10                                                              2%
More than 10                                                         0%

           WITHDRAWALS FROM THE GUARANTEED ACCUMULATION ACCOUNT
ACCOUNT YEARS COMPLETED                             EARLY WITHDRAWAL CHARGE
-----------------------                             -----------------------
Fewer than 3                                                         5%
3 or more but fewer than 4                                           4%
4 or more but fewer than 5                                           3%
5 or more but fewer than 6                                           2%
6 or more but fewer than 7                                           1%
7 or more                                                            0%



WAIVER. The early withdrawal charge is waived for portions of a withdrawal where one or more of the following apply:

-- Used to provide payments to you during the income phase;

-- Paid because of your death before income phase payments begin;

-- Paid where your account value is $2,500 or less and no part of the account has been taken as a withdrawal or a loan or used to provide income phase payments within the prior 12 months;

-- Taken because of the election of a systematic distribution option (See
   "Systematic Distribution Options");

-- Taken when you are 59 1/2 or older, have an installment purchase payment account and have completed at least nine purchase payment periods;

-- Withdrawn due to disability as specified in the Tax Code;

-- Taken on or after the tenth anniversary of the effective date of the account;

-- Due to a financial hardship as defined in the Tax Code;

-- Withdrawn due to your separation from service with your current employer, while meeting the age and service requirements to receive benefits under the New York State Teachers' or Employee's Retirement Systems (even if you are not a member of either system);

WAIVERS OF EARLY WITHDRAWAL CHARGE. Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless the severance from employment would have otherwise qualified as a separation from service prior to the Economic Growth and Tax Relief Reconciliation Act of 2001 and you meet the other requirements set forth in the contract.

FREE WITHDRAWALS. If you are between the ages of 59 1/2 and 70 1/2, you may withdraw up to 10% of your account value during each calendar year without being charged a withdrawal fee. The free withdrawal only applies to the first partial withdrawal you make in each calendar year. The 10% amount will be based on your account value calculated on the valuation date next following our receipt of your request for withdrawal. Outstanding contract loans are excluded from the account value when calculating the 10% free withdrawal amount.

The free withdrawal will not apply:

-- To a full withdrawal of your account; or

-- To partial withdrawals due to a default on a contract loan.

FEES DEDUCTED FROM INVESTMENTS IN THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE


AMOUNT. During the accumulation phase 1.00% annually of your account value invested in the subaccounts, except the ING VP Money Market Portfolio subaccount which is 0.35% annually. See "The Income Phase--Charges Deducted" for fees deducted during the income phase.


WHEN/HOW. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this from any fixed interest option.

PURPOSE. The fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. 0.25%. We currently do not impose this fee. We reserve the right, however, to charge up to 0.25% on an annual basis from your account value invested in the funds.

WHEN/HOW. If imposed, we will deduct this fee daily from your account value held in the subaccounts corresponding to the funds you select. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

FUND EXPENSES


AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2002, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For a list of fund fees see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the funds' investment advisor and operating expenses.

PREMIUM AND OTHER TAXES. Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income phase payment option. We reserve the right to deduct a charge for state premium tax at any time from the purchase payment(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. (See "Taxation.")

CHARGES FOR ING GET FUND

Various series of ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. If a series is available, it will be described in a supplement to this prospectus at the time it is offered. The supplement will include fee table information about the option.

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the fixed interest options, including interest earnings to date; less

-- Deductions, if any, from the fixed interest options (e.g. withdrawals, fees);
   plus


-- The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.


SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "accumulation unit value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation, minus

-- The net assets of the fund held by the subaccount at the preceding valuation, plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

-- The total value of the subaccount units at the preceding valuation; minus

-- A daily deduction for the mortality and expense risk charge, and administrative expense charge, if any, and any other fees, such as guarantee charges for ING GET Fund, deducted from investments in the separate account.

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

                                          STEP 1: You make an initial
                                          contribution of $5000.

                                          STEP 2:

                                          A. You direct us to invest $3,000 in
                                             Fund A. The purchase payment
                                             purchases 300 accumulation units of
                                             Subaccount A ($3,000 divided
                                             by the current $10 AUV).

                                          B. You direct us to invest $2,000 in
                                             Fund B. The purchase payment
                                             purchases 80 accumulation units of
                                             Subaccount B ($2,000 divided by the
                                             current $25 AUV).

                                          STEP 3: The separate account then
                                          purchases shares of the applicable
                                          funds at the then current market
                                          value (net asset value or NAV).

                            $5,000 contribution
                                   STEP 1
                  ING Life Insurance and Annuity Company
                                   STEP 2
                         VARIABLE ANNUITY ACCOUNT C
      Subaccount A              Subaccount B                  Etc.
 300 accumulation units    80 accumulation units
                      STEP 3
         Fund A                    Fund B

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Any subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")
-- Market Value Adjustment (see Appendix I)
To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to the Tax Code withdrawal restrictions described below, you may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. You must:

Select the Withdrawal Amount.

   1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and to the Fixed Account, minus any applicable early withdrawal charge.
   2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account.

-- Select Investment Options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

-- Properly complete a disbursement form and submit it to the Opportunity Plus
   Service Center.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) as of the next valuation after we receive a request for withdrawal in good order at the Opportunity Plus Service Center, or
(2) on such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order at the Opportunity Plus Service Center.

WITHDRAWAL RESTRICTIONS FROM 403(b) PLANS. Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment or financial hardship, of the following:

1) Salary reduction contributions made after December 31, 1988;
2) Earnings on those contributions, and;
3) Earnings during such period on amounts held as of December 31, 1988.

Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

REINVESTMENT PRIVILEGE. The contract allows one-time use of a reinvestment privilege. Within 30 days after a full withdrawal (or such longer period as required by law), if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for early withdrawal charges imposed at the time of withdrawal. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.


LOANS
----------------------------------------------

AVAILABILITY. You may take a loan from your account value during the accumulation phase. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Additional restrictions may apply under the Tax Code or due to our administrative practices.

REQUESTS. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the Opportunity Plus Service Center. Read the terms of the loan agreement before submitting any request.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows the contract holder to elect for you to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and any accumulation phase fees may apply.
[END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine which systematic distribution options are available, check with the contract holder or the Company at the Opportunity Plus Service Center.

The following systematic distribution options may be available:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract. You may not elect this option if you have an outstanding contract loan.

-- LEO--LIFE EXPECTANCY OPTION. This option provides for annual payments for a number of years equal to your life expectancy or the expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. (See "Taxation.")


-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law at the later of age 70 1/2 or retirement and pay you that amount once a year.

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may offer additional systematic distribution options or discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once a systematic distribution option is elected, you may revoke it at any time by submitting a written request to the Opportunity Plus Service Center. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected unless the Tax Code permits it.


CHARGES AND TAXATION. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal through a systematic distribution option may have tax consequences. If you are concerned about tax implications consult a tax adviser before one of these options is elected.

[SIDE NOTE]
DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "Income Phase". [END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------


The contract provides a death benefit in the event of your death, which is payable to the beneficiary you name for your account. The designated beneficiary may be changed at any time. Such change will not become effective until written notice of the change is received by the Company.


DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order.
2. The payment request should include selection of a benefit payment option.
3. Within seven days after we receive proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax Code:

-- Lump-sum payment;

-- Payment in accordance with any of the available income phase payment options
   (see "The Income Phase--Payment Options"); or

-- If the beneficiary is your spouse, payment in accordance with an available systematic distribution option (See "Systematic Distribution Options").

The beneficiary may also leave the account value invested in the contract, subject to Tax Code limits on the length of time amounts may remain invested.

THE VALUE OF THE DEATH BENEFIT. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. Interest, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. (See "Taxation" for additional information.)

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payments
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:

-- Payment start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed, variable or a combination of both fixed and variable payments; and

-- Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payment include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether fixed, variable or a combination of both fixed and variable payments are selected; and, for variable payments, the assumed net investment rate selected.

FIXED INCOME PHASE PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payment amounts do not vary over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available during the income phase. You may make up to twelve transfers per calendar year among available investment options. For variable payments, an assumed net investment rate must be selected.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Opportunity Plus Service Center. (See "Contract Overview--Questions.")

MINIMUM PAYMENT AMOUNTS. The income phase payment option selected must result in one or both of the following:

-- A first income phase payment of at least $20; or

-- Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you must elect a lump-sum payment.

CHARGES DEDUCTED. When you select an income payment phase option (one of the options listed in the tables on the next page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative charge from amounts held in the subaccounts. (See "Fees.")

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at our Home Office at the following address:

                        Customer Service Settlements 5906
                        ING U.S. Financial Services
                        P.O. Box 2883
                        Hartford, CT 06101-8785

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. (See "Taxation.")

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.

                          LIFETIME INCOME PHASE PAYMENT OPTIONS

                                      LENGTH OF PAYMENTS: For as long as the annuitant
                                      lives. It is possible that only one payment will
 Life Income                          be made should the annuitant die prior to the
                                      second payment's due date.
                                      DEATH BENEFIT--NONE: All payments end upon the
                                      annuitant's death.

                                      LENGTH OF PAYMENTS: For as long as the annuitant
                                      lives, with the option of having payments
                                      guaranteed for a choice of 5-30 years or as
                                      otherwise specified in the contract.
                                      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the
 Life Income--Guaranteed Payments     annuitant dies before we have made all the
                                      guaranteed payments, we will continue to pay the
                                      beneficiary the remaining payments. Unless
                                      prohibited by a prior election of the
                                      contractholder, the beneficiary may elect to
                                      receive a lump-sum payment equal to the present
                                      value of the remaining guaranteed payments.

                                      LENGTH OF PAYMENTS: For as long as either
                                      annuitant lives. It is possible that only one
                                      payment will be made should both annuitants die
                                      before the second payment's due date.
                                      CONTINUING PAYMENTS:
                                      (a) This option allows a choice of 100%, 66 2/3%
 Life Income--Two Lives               or 50% of the payment to continue to the surviving
                                      annuitant after the first death; or
                                      (b) 100% of the payment to continue to the
                                      annuitant on the second annuitant's death, and 50%
                                      of the payment to continue to the second annuitant
                                      on the annuitant's death.
                                      DEATH BENEFIT--NONE: Payments end after the deaths
                                      of both annuitants.

                                      LENGTH OF PAYMENTS: For as long as either
                                      annuitant lives, with payments guaranteed for a
                                      minimum of 60 months and a maximum of 360 months,
                                      or as otherwise specified in the contract.
                                      CONTINUING PAYMENTS: 100% of the payment to
                                      continue to the surviving annuitant after the
 Life Income--Two Lives--Guaranteed   first death.
 Payments                             DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
                                      annuitants die before the guaranteed payments have
                                      all been paid, we will continue to pay the
                                      beneficiary the remaining payments. Unless
                                      prohibited by a prior election of the
                                      contractholder, the beneficiary may elect to
                                      receive a lump-sum payment equal to the present
                                      value of the remaining guaranteed payments.

                                      LENGTH OF PAYMENTS: For as long as the annuitant
                                      lives.
                                      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY:
 Life Income--Refund Option--fixed    Following the annuitant's death, we will pay a
 payment only                         lump-sum payment equal to the amount originally
                                      applied to the payment option (less any premium
                                      tax) and less the total amount of fixed income
                                      payments paid.

                                      LENGTH OF PAYMENTS: For as long as either
                                      annuitant lives.
                                      CONTINUING PAYMENT: 100% of the payment to
                                      continue after the first death.
 Life Income--Two Lives--Cash Refund  DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When
 Option--fixed payment only           both annuitants die, we will pay a lump-sum
                                      payment equal to the amount applied to the income
                                      phase payment option (less any premium tax) and
                                      less the total amount of fixed income payments
                                      paid.

                                               Table continued --

Income phase payment options continued

                        NONLIFETIME INCOME PHASE PAYMENT OPTIONS

                                      LENGTH OF PAYMENTS: Payments generally may be
                                      fixed or variable and may be made for 3-30 years.
                                      In certain cases a lump-sum payment may be
                                      requested at any time (see below).
                                      DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the
                                      annuitant dies before we make all the guaranteed
 Nonlifetime--Guaranteed Payments     payments, we will continue to pay the beneficiary
                                      the remaining payments. Unless prohibited by a
                                      prior election of the contractholder, the
                                      beneficiary may receive a lump-sum payment equal
                                      to the present value of the remaining guaranteed
                                      payments, and we will not impose any early
                                      withdrawal charge.

 LUMP-SUM PAYMENT: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. (See "Fees--Early Withdrawal Charge.")
 Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Opportunity Plus Service Center.
 CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments, or the 3 1/2% or 5%
 assumed net investment rate for variable payments.)

[SIDE NOTE]
IN THIS SECTION
-- Introduction
-- The Contract
-- Withdrawals and Other
   Distributions
   - Taxation of Distributions
   - 10% Penalty Tax
   - Withholding for Federal Income Tax Liability
-- Minimum Distribution Requirements
-- Assignment or Transfer of Contracts
-- Use of Public Funds in a Section 403(b) Contract
-- Exclusion from Gross Income
-- Restrictions on Distributions
-- Transfers from 403(b)(7) Custodial Accounts
-- Taxation of Gains Prior to Distribution
-- Taxation of the Company
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

-- We do not make any guarantee about the tax treatment of the contract or transaction involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS).

THE CONTRACT

The contract is designed for use with Tax Code section 403(b) plans. Contract holders and participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

All distributions from 403(b) plans are taxed as received unless:

-- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

-- You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 403(b) plan, unless one or more of the following have occurred:

-- You have attained age 59 1/2;

-- You have become disabled, as defined in the Tax Code;

-- You have died;

-- You have separated from service with the plan sponsor at or after age 55;

-- The distribution is rolled over into another eligible plan or to an IRA in accordance with the Tax Code;

-- The distribution is due to an IRS levy upon your account; or

-- The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary, and you have had a separation from service with the plan sponsor.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Generally, distributions from 403(b) plans are subject to a mandatory 20% federal income tax withholding. However, you or a beneficiary may elect not to have tax withheld from certain distributions. If you or your designated beneficiary is a nonresident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your designated beneficiary, or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract, or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example: if you die on September 1, 2003, your entire balance must be distributed to the designated beneficiary by December 31, 2008. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in either of the following time-frames:

-- Over the life of the designated beneficiary, or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

ASSIGNMENT OR TRANSFER OF CONTRACTS

Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

USE OF PUBLIC FUNDS IN A SECTION 403(b) CONTRACT

In addition to being offered as an investment option under the contract, shares of certain of the Funds

-- American Century Income & Growth Fund (Advisor Class)

-- Oppenheimer Developing Markets Fund (Class A Shares)

-- Pax World Balanced Fund, Inc.

-- Evergreen Special Values Fund (Class A Shares)

are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Section 403(b), a contract must be considered an "annuity." In Revenue Procedure 99-44, the Internal Revenue Service concluded that it will treat a contract as an "annuity" for tax purposes under
Section 403(b), notwithstanding that contract premiums are invested at the contract holder's direction in publicly available securities. This treatment will be available provided no additional federal tax liability would have been incurred if the contribution were paid into a trust or a custodial account in an arrangement that satisfied the requirements of Section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedures 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in one of the Funds that are offered for sale to the general public.

EXCLUSIONS FROM GROSS INCOME

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Contributions to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 403(b) plan to generally no more than $12,000 in 2003. This limit is scheduled to increase as follows:

-- $13,000 in 2004;

-- $14,000 in 2005;

-- $15,000 in 2006.

After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending on certain conditions.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)  The amount provided for in Tax Code Section 414(v)(2)(B) as follows:

-- $2,000 in 2003;

-- $3,000 in 2004;

-- $4,000 in 2005;

-- $5,000 in 2006 and thereafter; or

(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

An additional catch-up election may be available to certain employees who have completed at least 15 years of service with an eligible employer. For further information on using the contribution catch-up provisions, please consult with your local representative or tax advisor.

RESTRICTIONS ON DISTRIBUTIONS

Tax Code section 403(b)(11) restricts the distribution under 403(b) contracts of:

-- salary reduction contributions made after December 31, 1988;

-- earnings on those contributions; and

-- earnings during such period on amounts held as of December 31, 1988.

Distribution of amounts restricted under Tax Code Section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

TRANSFERS FROM 403(b)(7) CUSTODIAL ACCOUNTS

If pursuant to Revenue Ruling 90-24, the Company agrees to accept under the contracts amounts transferred from a code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in code section 403(b)(7)(A)(iii).

TAXATION OF GAINS PRIOR TO DISTRIBUTION


You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code section 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" in this "Taxation" section for a discussion of how distributions under 403(b) plans are taxed.) When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your local representative.


Additionally, although earnings under the contract are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                        151 Farmington Avenue
                        Hartford Connecticut 06156


OPPORTUNITY PLUS SERVICE CENTER

We established the Opportunity Plus Service Center to provide administrative support to you and other participants of the Opportunity Plus Program. This office handles enrollment, billing, transfers, redemptions and inquiries. Send forms and correspondence to:

ING Life Insurance and Annuity Company
Opportunity Plus Service Center
P.O. Box 1700
Latham, New York 12110-0113
Telephone Number: 1-800-OPP-INFO (1-800-677-4636)

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the separate account) in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information (SAI) at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. Standardized average annual total returns reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges, if any, and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, you have a fully vested interest in the value of your account. Therefore, under the plan you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Currently, for group contracts used with section 403(b) plans, we obtain participant voting instructions directly from participants, subject to receipt of authorization from the contract holder to accept such instructions. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

-- During the accumulation phase the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION


The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors."


All registered representatives selling the contracts must also be licensed as insurance agents for the Company.


Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.
BancWest Investment Services, Inc.
Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
IFG Network Securities, Inc.
ING America Equities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Funds Distributor, Inc.
ING Furman Selz Financial Services LLC
ING TT&S (U.S.) Securities, Inc.
Locust Street Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.

Systematized Benefits Administrators, Inc.
United Variable Services, Inc.
VESTAX Securities Corporation
Washington Square Securities, Inc.


COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 4% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and, under group contracts, asset-based service fees may also be paid.

The average of all commissions and asset-based service fees paid is estimated to equal approximately 2.5% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.




AGREEMENT WITH THE COMPANY

NYSUT Benefit Trust is a non-profit trust organized and existing under the laws of the State of New York. This Trust operates for the benefit of its members and agency fee payers of New York State United Teachers.

The Company (our, we) and NYSUT Benefit Trust agree to the following:

-- Sponsorship of the Opportunity Plus program by NYSUT Benefit Trust;

-- Our provision, to all members and agency fee payers of educational programs focused on financial planning for retirement; and

-- Our employment of trained personnel to conduct these programs exclusively for members.

Additionally:

-- We reimburse NYSUT Benefit Trust for direct out-of-pocket expenses up to a maximum of $40,000 per year incurred in the promotion of the Opportunity Plus program.


-- We will pay NYSUT Benefit Trust $375,500 per quarter during 2003. This payment will increase in subsequent years, and may include in the future, an asset based component. NYSUT utilizes these amounts to enhance benefits to the participants in programs it sponsors.


-- We contribute to the cost incurred by NYSUT Benefit Trust for retaining up to six employees who assist in management of the Opportunity Plus Program.

-- We compensate United University Professions $6,000 per month for the use of on-site campus facilities and the sponsorship of the Opportunity Plus program.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS


We are not aware of any pending legal proceedings which involve the separate account as a party. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.


PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) on any valuation date when the New York Stock Exchange is closed (except customary weekend and holidays) when trading on the New York Stock Exchange is restricted; (b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets; (c) during any other periods the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

INTENT TO CONFIRM QUARTERLY

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

    General

    Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Opportunity Plus Service Center at the number listed in "Contract Overview--Questions."

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
------------------------------------------------------------------

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This Appendix is only a summary of certain facts about the Guaranteed Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option.

GENERAL DISCLOSURE. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

-- The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

-- The period of time your account dollars need to remain in the Guaranteed
   Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Accumulation Account prospectus;

-- Tax Penalties and/or Tax withholding--see "Taxation"; or

-- Early Withdrawal Charge--see "Fees".

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. If you have elected ECO as described in "Systematic Distribution Options," no MVA applies to amounts withdrawn from the Guaranteed Accumulation Account.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

-- Short-term--three years or fewer; and

-- Long-term--ten years or less, but greater than three years.

At the end of a guaranteed term, you may:

-- Transfer dollars to a new guaranteed term;

-- Transfer dollars to other available investment options; or

-- Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

INCOME PHASE. The Guaranteed Accumulation Account can not be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

BORROWING AGAINST AMOUNTS HELD IN THE GUARANTEED ACCUMULATION ACCOUNT. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed Accumulation Account when determining the amount of your account value we will distribute as a loan.

REINVESTING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCUMULATION ACCOUNT. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

We will not credit your account for market value adjustments that were deducted at the time of withdrawal or refund any taxes that were withheld, unless required by law.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations. The Fixed Account is only available under installment purchase payment contracts.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

INTEREST RATES. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. (See "Fees--Early Withdrawal Charge.").

TRANSFERS. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. There is no limit on the number of transfers that you can make out of the Fixed Account in a calendar year. However, we only allow you to transfer amounts which equal your account value in the Fixed Account multiplied by the current maximum percentage of the transfer allowed (the "window") minus any previous transfers you made from this option during the calendar year. We will waive the transfer limit when your account value in the Fixed Account is $1,000 or less.

INCOME PHASE. By notifying the Opportunity Plus Service Center at least 30 days before income payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

CONTRACT LOANS. Contract loans may be made from account values held in the Fixed Account.

                                  APPENDIX III
                               FUND DESCRIPTIONS
------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW--QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

                                       INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/
  FUND NAME                            SUBADVISER              SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
  AIM VARIABLE INSURANCE FUNDS--AIM    A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet its
    V.I. CAPITAL APPRECIATION FUND                             objective by investing principally in
    (SERIES I SHARES)                                          common stocks of companies the portfolio
                                                               managers believe are likely to benefit
                                                               from new or innovative products, services
                                                               or processes as well as those that have
                                                               experienced above-average, long-term
                                                               growth in earnings and have excellent
                                                               prospects for future growth.
  AIM VARIABLE INSURANCE FUNDS--AIM    A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet its
    V.I. CORE EQUITY FUND                                      objective by investing, normally, at least
    (SERIES I SHARES)                                          80% of net assets in equity securities,
                                                               including convertible securities, of
                                                               established companies that have long-term
                                                               above-average growth in earnings, and
                                                               growth companies that the portfolio
                                                               managers believe have the potential for
                                                               above-average growth in earnings.
  AIM VARIABLE INSURANCE FUNDS--AIM    A I M Advisors, Inc.    Seeks growth of capital. Seeks to meet its
    V.I. GROWTH FUND                                           investment objective by investing
    (SERIES I SHARES)                                          principally in seasoned and better
                                                               capitalized companies considered to have
                                                               strong earnings momentum.
  AIM VARIABLE INSURANCE FUNDS--AIM    A I M Advisors, Inc.    Seeks to achieve long-term growth of
    V.I. PREMIER EQUITY FUND                                   capital with a secondary objective of
    (SERIES I SHARES)                                          income. Seeks to meet its objectives by
                                                               investing, normally, at least 80% of net
                                                               assets in equity securities, including
                                                               convertible securities.
  AMERICAN CENTURY-REGISTERED          American Century        Seeks capital growth by investing in
    TRADEMARK- INCOME & GROWTH FUND    Investment              common stocks. Income is a secondary
    (ADVISOR CLASS)                    Management, Inc.        objective. Fund managers select stocks
                                                               primarily from the largest 1,500 publicly
                                                               traded U.S. companies using quantitative,
                                                               computer-driven models in a two-step
                                                               process that draws heavily on computer
                                                               technology to construct the portfolio of
                                                               stock investments that they believe will
                                                               provide the optimal balance between risk
                                                               and expected return.

                                       INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/
  FUND NAME                            SUBADVISER              SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
  CALVERT VARIABLE                     Calvert Asset           Seeks to achieve a competitive total
    SERIES, INC.--CALVERT SOCIAL       Management              return through an actively managed
    BALANCED PORTFOLIO.                Company, Inc.           NONDIVERSIFIED portfolio of stocks, bonds
                                       Subadviser: Brown       and money market instruments which offer
                                       Capital Management,     income and capital growth opportunity and
                                       Inc. and SsgA Funds     which satisfy the investment and social
                                       Management, Inc.        criteria for the Portfolio. Typically
                                                               invests about 60% of its assets in stocks
                                                               and 40% in bonds or other fixed-income
                                                               investments. Stock investments are
                                                               primarily common stock in large-cap
                                                               companies, while the fixed-income
                                                               investments are primarily a wide variety
                                                               of investment grade bonds.
  EVERGREEN SPECIAL VALUES FUND        Evergreen Investment    Seeks to produce growth of capital.
    (formerly Wachovia Special Values  Management Company,     Invests primarily in common stocks of
    Fund)                              LLC                     small U.S. companies. Under normal market
    (CLASS A SHARES)                                           conditions, invests at least 80% of assets
                                                               in common stocks of small U.S. companies
                                                               (i.e., companies whose market
                                                               capitalizations fall within the range
                                                               tracked by the Russell 2000-Registered
                                                               Trademark- Value Index, at the time of
                                                               purchase).
  FIDELITY-REGISTERED TRADEMARK-       Fidelity Management &   Seeks to obtain high total return with
    VARIABLE INSURANCE                 Research Company        reduced risk over the long term by
    PRODUCTS--FIDELITY-REGISTERED      Subadvisers: Fidelity   allocating its assets among stocks, bonds
    TRADEMARK- VIP ASSET MANAGER(SM)   Management & Research   and short-term instruments. Assets are
    PORTFOLIO                          (U.K.) Inc.; Fidelity   allocated among stocks, bonds, and
    (INITIAL CLASS)                    Management & Research   short-term and money market instruments,
                                       (Far East) Inc.;        maintaining an expected neutral mix over
                                       Fidelity Investments    time of 50% of assets in stocks, 40% of
                                       Japan Limited;          assets in bonds, and 10% of assets in
                                       Fidelity Investments    short-term and money market instruments.
                                       Money
                                       Management, Inc.; FMR
                                       Co., Inc.
  FIDELITY-REGISTERED TRADEMARK-       Fidelity Management &   Seeks long-term capital appreciation.
    VARIABLE INSURANCE                 Research Company        Normally invests primarily in common
    PRODUCTS--FIDELITY-REGISTERED      Subadvisers: Fidelity   stocks of companies whose value the
    TRADEMARK- VIP                     Management & Research   Portfolio's investment adviser believes is
    CONTRAFUND-REGISTERED TRADEMARK-   (U.K.) Inc.; Fidelity   not fully recognized by the public.
    PORTFOLIO                          Management & Research
    (INITIAL CLASS)                    (Far East) Inc.;
                                       Fidelity Investments
                                       Japan Limited; FMR
                                       Co., Inc.
  FIDELITY-REGISTERED TRADEMARK-       Fidelity Management &   Seeks reasonable income. Also considers
    VARIABLE INSURANCE                 Research Company        the potential for capital appreciation.
    PRODUCTS--FIDELITY-REGISTERED      Subadviser: FMR         Seeks to achieve a yield which exceeds the
    TRADEMARK- VIP EQUITY-INCOME       Co., Inc.               composite yield on the securities
    PORTFOLIO                                                  comprising the Standard & Poor's 500
    (INITIAL CLASS)                                            Index. Normally invests at least 80% of
                                                               total assets in income-producing equity
                                                               securities (which tends to lead to
                                                               investments in large cap "value" stocks).
  FIDELITY-REGISTERED TRADEMARK-       Fidelity Management &   Seeks a high level of current income while
    VARIABLE INSURANCE                 Research Company        also considering growth of capital.
    PRODUCTS--FIDELITY-REGISTERED      Subadvisers: Fidelity   Normally invests primarily in income-
    TRADEMARK- VIP HIGH INCOME         Management & Research   producing debt securities, preferred
    PORTFOLIO                          (U.K.) Inc.; Fidelity   stocks and convertible securities, with an
    (INITIAL CLASS)                    Management & Research   emphasis on lower-quality debt securities.
                                       (Far East) Inc.;
                                       Fidelity Investments
                                       Japan Limited; FMR
                                       Co., Inc.

                                       INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/
  FUND NAME                            SUBADVISER              SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
  FIDELITY-REGISTERED TRADEMARK-       Fidelity Management &   Seeks investment results that correspond
    VARIABLE INSURANCE                 Research Company        to the total return of common stocks
    PRODUCTS--FIDELITY-REGISTERED                              publicly traded in the United States, as
    TRADEMARK- VIP INDEX 500                                   represented by the Standard & Poor's 500
    PORTFOLIO                                                  Index (S&P 500). Normally invests at least
    (INITIAL CLASS)                                            80% of assets in common stocks included in
                                                               the S&P 500.
  FIDELITY-REGISTERED TRADEMARK-       Fidelity Management &   Seeks long-term growth of capital.
    VARIABLE INSURANCE                 Research Company        Normally invests at least 80% of assets in
    PRODUCTS--FIDELITY-REGISTERED      Subadvisers: Fidelity   non-U.S. securities, primarily in common
    TRADEMARK- VIP OVERSEAS PORTFOLIO  Management & Research   stocks.
    (INITIAL CLASS)                    (U.K.) Inc.; Fidelity
                                       Management & Research
                                       (Far East) Inc.;
                                       Fidelity International
                                       Investment Advisors
                                       (U.K.) Limited;
                                       Fidelity Investments
                                       Japan Limited; FMR
                                       Co., Inc.
  FRANKLIN TEMPLETON VARIABLE          Franklin Advisory       A NONDIVERSIFIED fund that seeks long-term
    INSURANCE PRODUCTS                 Services, LLC           total return. The fund will normally
    TRUST--FRANKLIN SMALL CAP VALUE    (Advisory Services)     invest at least 80% of net assets in
    SECURITIES FUND                                            investments of small capitalization
    (CLASS 2 SHARES)                                           companies that have market capitalization
                                                               values not exceeding $2.5 billion, at the
                                                               time of purchase.
  ING PARTNERS, INC.--ING BARON SMALL  ING Life Insurance and  Seeks capital appreciation. Invests
    CAP GROWTH PORTFOLIO               Annuity Company         primarily (at least 80% of total assets
    (SERVICE CLASS)                    Subadviser:             under normal circumstances) in securities
                                       BAMCO, Inc.             of smaller companies with market values
                                                               under $2.5 billion as measured at the time
                                                               of purchase.
  ING PARTNERS, INC.--ING JPMORGAN     ING Life Insurance and  Seeks long-term growth of capital. Invests
    FLEMING INTERNATIONAL PORTFOLIO    Annuity Company         primarily (at least 65% of total assets)
    (formerly ING Scudder              Subadviser: J.P.        in the equity securities of foreign
    International Growth Portfolio)    Morgan Fleming Asset    companies that the subadviser believes
    (INITIAL CLASS)                    Management (London)     have high growth potential. Will normally
                                       Ltd.                    invest in securities of at least three
                                                               different countries other than the U.S.
                                                               and will invest in securities in both
                                                               developed and developing markets.
  ING PARTNERS, INC.--ING MFS CAPITAL  ING Life Insurance and  Seeks capital appreciation. Invests
    OPPORTUNITIES PORTFOLIO            Annuity Company         primarily (at least 65% of net assets) in
    (INITIAL CLASS)                    Subadviser:             common stocks and related securities, such
                                       Massachusetts           as preferred stocks, convertible
                                       Financial Services      securities and depositary receipts.
                                       Company
  ING PARTNERS, INC.--ING MFS          ING Life Insurance and  Seeks long-term growth of capital and
    RESEARCH EQUITY PORTFOLIO          Annuity Company         future income. Invests primarily (at least
    (formerly ING MFS Research         Subadviser:             80% of net assets) in common stocks and
    Portfolio)                         Massachusetts           related securities, such as preferred
    (INITIAL CLASS)                    Financial Services      stocks, convertible securities and
                                       Company                 depositary receipts.

                                       INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/
  FUND NAME                            SUBADVISER              SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
  ING PARTNERS, INC.--ING PIMCO TOTAL  ING Life Insurance and  Seeks maximum total return, consistent
    RETURN PORTFOLIO                   Annuity Company         with capital preservation and prudent
    (SERVICE CLASS)                    Subadviser: Pacific     investment management. Invests under
                                       Investment Management   normal circumstances at least 65% of net
                                       Company LLC             assets plus borrowings for investment
                                                               purposes in a diversified portfolio of
                                                               fixed income instruments of varying
                                                               maturities. Invests primarily in
                                                               investment grade debt securities, but may
                                                               invest up to 10% of its assets in high
                                                               yield securities ("junk bonds") rated B or
                                                               higher by Moody's or S&P, or, if unrated,
                                                               determined by the subadviser to be of
                                                               comparable quality.
  ING PARTNERS, INC.--ING SALOMON      ING Life Insurance and  Seeks long-term growth of capital. Invests
    BROTHERS AGGRESSIVE GROWTH         Annuity Company         primarily (at least 80% of net assets
    PORTFOLIO (formerly ING MFS        Subadviser: Salomon     under normal circumstances) in common
    Emerging Equities Portfolio)       Brothers Asset          stocks and related securities, such as
    (INITIAL CLASS)                    Management Inc          preferred stocks, convertible securities
                                                               and depositary receipts, of emerging
                                                               growth companies.
  ING PARTNERS, INC.--ING T. ROWE      ING Life Insurance and  Seeks long-term capital growth, and
    PRICE GROWTH EQUITY PORTFOLIO      Annuity Company         secondarily, increasing dividend income.
    (INITIAL CLASS)                    Subadviser: T. Rowe     Invests primarily (at least 80% of net
                                       Price                   assets under normal circumstances) in the
                                       Associates, Inc.        common stocks. Concentrates its
                                                               investments in growth companies.
                                                               Investments in foreign securities are
                                                               limited to 30% of total assets.
  ING PARTNERS, INC.--ING VAN KAMPEN   ING Life Insurance and  Seeks capital growth and income. Invests
    COMSTOCK PORTFOLIO                 Annuity Company         in a portfolio of equity securities,
    (SERVICE CLASS)                    Subadviser: Van Kampen  including common stocks, preferred stocks and securities convertible into common and
                                                               preferred stocks.
  ING VP BALANCED PORTFOLIO, INC.      ING Investments, LLC    Seeks to maximize investment return,
    (CLASS R SHARES)                   Subadviser: Aeltus      consistent with reasonable safety of
                                       Investment              principal, by investing in a diversified
                                       Management, Inc.        portfolio of one or more of the following
                                                               asset classes: stocks, bonds and cash
                                                               equivalents, based on the judgment of the
                                                               Portfolio's management, of which of those
                                                               sectors or mix thereof offers the best
                                                               investment prospects. Typically, maintains
                                                               approximately 60% of total assets in
                                                               equities and approximately 40% of total
                                                               assets in debt (including money market
                                                               instruments). The Portfolio may invest up
                                                               to 15% of total assets in high-yield
                                                               instruments.
  ING VP BOND PORTFOLIO                ING Investments, LLC    Seeks to maximize total return as is
    (CLASS R SHARES)                   Subadviser: Aeltus      consistent with reasonable risk, through
                                       Investment              investment in a diversified portfolio
                                       Management, Inc.        consisting of debt securities. Under
                                                               normal market conditions, invests at least
                                                               80% of net assets in high-grade corporate
                                                               bonds, mortgage-related and other
                                                               asset-backed securities, and securities
                                                               issued or guaranteed by the U.S.
                                                               Government, its agencies or
                                                               instrumentalities. The Portfolio may
                                                               invest up to 15% of total assets in
                                                               high-yield instruments and up to 25% of
                                                               total assets in foreign debt securities.

                                       INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/
  FUND NAME                            SUBADVISER              SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
  ING VP EMERGING MARKETS FUND         ING Investments, LLC    Seeks long-term growth of capital
                                       Subadviser: ING         primarily through investment in equity
                                       Investment Management   securities and equity equivalents of
                                       Advisors, B.V.          emerging market companies. Normally
                                                               invests at least 80% of its assets in
                                                               securities of issuers located in at least
                                                               three countries which generally are
                                                               considered to be emerging market countries
                                                               by the international financial community.
                                                               May invest up to 20% of its assets in
                                                               securities of U.S. and other developed
                                                               market issuers, including investment-grade
                                                               debt securities of U.S. issuers. The Fund
                                                               may invest in small and medium-sized
                                                               companies. Under normal conditions,
                                                               invests at least 75% of total assets in
                                                               common and preferred stocks, warrants and
                                                               convertible securities. May also lend
                                                               portfolio securities, up to 33 1/3% of
                                                               total assets.
  ING VARIABLE FUNDS--ING VP GROWTH    ING Investments, LLC    Seeks to maximize total return through
    AND INCOME PORTFOLIO               Subadviser: Aeltus      investments in a diversified portfolio of
    (CLASS R SHARES)                   Investment              common stocks and securities convertible
                                       Management, Inc.        into common stock. Under normal market
                                                               conditions, invests at least 65% of total
                                                               assets in common stocks that the
                                                               Portfolio's subadviser believes have
                                                               significant potential for capital
                                                               appreciation or income growth or both.
  ING VARIABLE PORTFOLIOS, INC.--ING   ING Investments, LLC    Seeks growth of capital through investment
    VP GROWTH PORTFOLIO                Subadviser: Aeltus      in a diversified portfolio consisting
    (CLASS R SHARES)                   Investment              primarily of common stocks and securities
                                       Management, Inc.        convertible into common stocks believed to
                                                               offer growth potential. Under normal
                                                               market conditions, invests at least 65% of
                                                               total assets in common stocks and
                                                               securities convertible into common stock.
  ING VARIABLE PORTFOLIOS, INC.--ING   ING Investments, LLC    Seeks to outperform the total return
    VP INDEX PLUS LARGECAP PORTFOLIO   Subadviser: Aeltus      performance of the Standard & Poor's 500
    (CLASS R SHARES)                   Investment              Composite Index (S&P 500), while
                                       Management, Inc.        maintaining a market level of risk.
                                                               Invests at least 80% of net assets in
                                                               stocks included in the S&P 500. The
                                                               subadviser's objective is to overweight
                                                               those stocks in the S&P 500 that they
                                                               believe will outperform the index and
                                                               underweight or avoid those stocks in the
                                                               S&P 500 that they believe will
                                                               underperform the index.
  ING VARIABLE PORTFOLIOS, INC.--ING   ING Investments, LLC    Seeks to outperform the total return
    VP INDEX PLUS MIDCAP PORTFOLIO     Subadviser: Aeltus      performance of the Standard & Poor's
    (CLASS R SHARES)                   Investment              MidCap 400 Index (S&P 400), while
                                       Management, Inc.        maintaining a market level of risk.
                                                               Invests at least 80% of net assets in
                                                               stocks included in the S&P 400. The
                                                               subadviser's objective is to overweight
                                                               those stocks in the S&P 400 that they
                                                               believe will outperform the index and
                                                               underweight or avoid those stocks in the
                                                               S&P 400 that they believe will
                                                               underperform the index.
  ING VARIABLE PORTFOLIOS, INC.--ING   ING Investments, LLC    Seeks to outperform the total return
    VP INDEX PLUS SMALLCAP PORTFOLIO   Subadviser: Aeltus      performance of the Standard and Poor's
    (CLASS R SHARES)                   Investment              SmallCap 600 Index (S&P 600), while
                                       Management, Inc.        maintaining a market level of risk.
                                                               Invests at least 80% of net assets in
                                                               stocks included in the S&P 600. The
                                                               subadviser's objective is to overweight
                                                               those stocks in the S&P 600 that they
                                                               believe will outperform the index and
                                                               underweight or avoid those stocks in the
                                                               S&P 600 that they believe will
                                                               underperform the index.

                                       INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/
  FUND NAME                            SUBADVISER              SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
  ING VARIABLE PORTFOLIOS, INC.--ING   ING Investments, LLC    Seeks long-term capital growth primarily
    VP INTERNATIONAL EQUITY PORTFOLIO  Subadviser: Aeltus      through investment in a diversified
    (CLASS R SHARES)                   Investment              portfolio of common stocks principally
                                       Management, Inc.        traded in countries outside of the United
                                                               States. The Portfolio will not target any
                                                               given level of current income. Under
                                                               normal market conditions, invests at least
                                                               80% of assets in equity securities and at
                                                               least 65% of its assets will normally be
                                                               invested in securities principally traded
                                                               in three or more countries outside of the
                                                               U.S. These securities may include common
                                                               stocks as well as securities convertible
                                                               into common stock.
  ING VP MONEY MARKET PORTFOLIO        ING Investments, LLC    Seeks to provide high current return,
    (CLASS R SHARES)                   Subadviser: Aeltus      consistent with preservation of capital
                                       Investment              and liquidity, through investment in
                                       Management, Inc.        high-quality money market instruments.
                                                               Invests in a diversified portfolio of
                                                               high-quality fixed income securities
                                                               denominated in U.S. dollars, with short
                                                               remaining maturities. THERE IS NO
                                                               GUARANTEE THAT THE ING VP MONEY MARKET
                                                               SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                               RETURN.
  ING VP NATURAL RESOURCES TRUST       ING Investments, LLC    A NONDIVERSIFIED Portfolio that seeks
                                                               long-term growth of capital primarily
                                                               through investment in common stocks of
                                                               companies that own or develop natural
                                                               resources and other basic commodities, or
                                                               supply goods and services to such
                                                               companies. Current income will not be a
                                                               factor. Total return will consist
                                                               primarily of capital appreciation.
                                                               Normally invests at least 80% of assets in
                                                               companies with substantial natural
                                                               resource assets. May also lend portfolio
                                                               securities, up to 33 1/3% of its total
                                                               assets.
  ING VARIABLE PORTFOLIOS, INC.--ING   ING Investments, LLC    Seeks growth of capital primarily through
    VP SMALL COMPANY PORTFOLIO         Subadviser: Aeltus      investment in a diversified portfolio of
    (CLASS R SHARES)                   Investment              common stocks and securities convertible
                                       Management, Inc.        into common stocks of companies with
                                                               smaller market capitalizations. Under
                                                               normal market conditions, invests at least
                                                               80% of net assets in common stocks and
                                                               securities convertible into common stock
                                                               of small-capitalization companies, defined
                                                               as: 1) the 2,000 smallest of the 3,000
                                                               largest U.S. companies (as measured by
                                                               market capitalization); 2) all companies
                                                               not included above that are included in
                                                               the Standard & Poor's SmallCap 600 Index
                                                               or the Russell 2000 Index; and 3)
                                                               companies with market capitalizations
                                                               lower than companies included in the first
                                                               two categories.
  ING STRATEGIC ALLOCATION             ING Investments, LLC    Seeks to provide total return (i.e.,
    PORTFOLIOS, INC.--ING VP           Subadviser: Aeltus      income and capital appreciation, both
    STRATEGIC ALLOCATION BALANCED      Investment              realized and unrealized). Managed for
    PORTFOLIO (formerly ING            Management, Inc.        investors seeking a balance between income
    Generation Portfolios, Inc.--ING                           and capital appreciation who generally
    VP Crossroads Portfolio)                                   have an investment horizon exceeding ten
    (CLASS R SHARES)                                           years and a moderate level of risk
                                                               tolerance. Under normal market conditions,
                                                               allocates assets among several classes of
                                                               equities, fixed-income securities
                                                               (including up to 15% of total assets in
                                                               high-yield instruments) and money market
                                                               instruments. The benchmark portfolio is
                                                               60% equities, 35% fixed income and 5%
                                                               money market instruments under neutral
                                                               market conditions.

                                       INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/
  FUND NAME                            SUBADVISER              SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
  ING STRATEGIC ALLOCATION             ING Investments, LLC    Seeks to provide capital appreciation.
    PORTFOLIOS, INC.--ING VP           Subadviser: Aeltus      Managed for investors seeking capital
    STRATEGIC ALLOCATION GROWTH        Investment              appreciation who generally have an
    PORTFOLIO (formerly ING            Management, Inc.        investment horizon exceeding 15 years and
    Generation Portfolios, Inc.--ING                           a high level of risk tolerance. Under
    VP Ascent Portfolio)                                       normal market conditions, allocates assets
    (CLASS R SHARES)                                           among several classes of equities,
                                                               fixed-income securities (including up to
                                                               15% of total assets in high-yield
                                                               instruments) and money market instruments.
                                                               The benchmark portfolio is 80% equities
                                                               and 20% fixed income under neutral market
                                                               conditions.
  ING STRATEGIC ALLOCATION             ING Investments, LLC    Seeks to provide total return consistent
    PORTFOLIOS, INC.--ING VP           Subadviser: Aeltus      with preservation of capital. Managed for
    STRATEGIC ALLOCATION INCOME        Investment              investors primarily seeking total return
    PORTFOLIO (formerly ING            Management, Inc.        consistent with capital preservation who
    Generation Portfolios, Inc.--ING                           generally have an investment horizon
    VP Legacy Portfolio)                                       exceeding five years and a low level of
    (CLASS R SHARES)                                           risk tolerance. Under normal market
                                                               conditions, allocates assets among several
                                                               classes of equities, fixed-income
                                                               securities (including up to 15% of total
                                                               assets in high-yield instruments) and
                                                               money market instruments. The benchmark
                                                               portfolio is 35% equities, 55% fixed
                                                               income and 10% money market instruments
                                                               under neutral market conditions.
  ING VARIABLE PORTFOLIOS, INC.--ING   ING Investments, LLC    Seeks long-term capital appreciation.
    VP TECHNOLOGY PORTFOLIO            Subadviser: AIC Asset   Invests at least 80% of net assets in
    (CLASS R SHARES)                   Management, LLC (AIC)   common stocks and securities convertible
                                                               into common stock of companies in the
                                                               information technology industry sector.
  ING VARIABLE PORTFOLIOS, INC.--ING   ING Investments, LLC    Seeks growth of capital primarily through
    VP VALUE OPPORTUNITY PORTFOLIO     Subadviser: Aeltus      investment in a diversified portfolio of
    (CLASS R SHARES)                   Investment              common stocks and securities convertible
                                       Management, Inc.        into common stock. Under normal market
                                                               conditions, invests at least 65% of total
                                                               assets in common stocks and securities
                                                               convertible into common stock.
  JANUS ASPEN SERIES--BALANCED         Janus Capital           Seeks long-term capital growth, consistent
    PORTFOLIO                                                  with preservation of capital and balanced
    (INSTITUTIONAL SHARES)                                     by current income. Normally invests 40-60%
                                                               of its assets in securities selected
                                                               primarily for their growth potential and
                                                               40-60% of its assets in securities
                                                               selected primarily for their income
                                                               potential. Will normally invest at least
                                                               25% of its assets in fixed-income
                                                               securities.
  JANUS ASPEN SERIES--CAPITAL          Janus Capital           A NONDIVERSIFIED Portfolio that seeks
    APPRECIATION PORTFOLIO                                     long-term growth of capital. Invests
    (SERVICE SHARES)                                           primarily in common stocks selected for
                                                               their growth potential. May invest in
                                                               companies of any size, from larger,
                                                               well-established companies to smaller,
                                                               emerging growth companies.
  JANUS ASPEN SERIES--GROWTH           Janus Capital           Seeks long-term growth of capital in a
    PORTFOLIO                                                  manner consistent with the preservation of
    (INSTITUTIONAL SHARES)                                     capital. Invests primarily in common
                                                               stocks selected for their growth
                                                               potential. Although it can invest in
                                                               companies of any size, it generally
                                                               invests in larger, more established
                                                               companies.
  JANUS ASPEN SERIES--MID CAP GROWTH   Janus Capital           A NONDIVERSIFIED Portfolio that invests,
    PORTFOLIO (formerly Aggressive                             under normal circumstances, at least 80%
    Growth Portfolio)                                          of its net assets in equity securities of
    (INSTITUTIONAL SHARES)                                     mid-sized companies whose market
                                                               capitalization falls, at the time of
                                                               initial purchase, in the 12-month average
                                                               of the capitalization ranges of the
                                                               Russell MidCap Growth Index.

                                       INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/
  FUND NAME                            SUBADVISER              SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
  JANUS ASPEN SERIES--WORLDWIDE        Janus Capital           Seeks long-term growth of capital in a
    GROWTH PORTFOLIO                                           manner consistent with the preservation of
    (INSTITUTIONAL SHARES)                                     capital. Invests primarily in common
                                                               stocks of companies of any size located
                                                               throughout the world. Normally invests in
                                                               issuers from at least five different
                                                               countries, including the United States.
                                                               May at times invest in fewer than five
                                                               countries or even in a single country.
  LORD ABBETT SERIES FUND, INC.--      Lord, Abbett & Co. LLC  Seeks capital appreciation through
    MID-CAP VALUE PORTFOLIO                                    investments, primarily in equity
    (CLASS VC SHARES)                                          securities, which are believed to be
                                                               undervalued in the marketplace. Normally
                                                               invests at least 80% of net assets, plus
                                                               the amount of any borrowings for
                                                               investment purposes, in equity securities
                                                               of mid-sized companies, those with market
                                                               capitalizations of roughly $500 million to
                                                               $10 billion, at the time of purchase. This
                                                               market capitalization range may vary in
                                                               response to changes in the markets.
  MFS-REGISTERED TRADEMARK- VARIABLE   MFS Investment          Seeks mainly to provide above-average
    INSURANCE TRUST(SM)--              Management-Registered   income (compared to a portfolio invested
    MFS-REGISTERED TRADEMARK- TOTAL    Trademark-              entirely in equity securities) consistent
    RETURN SERIES                                              with the prudent employment of capital,
    (INITIAL CLASS)                                            and secondarily to provide a reasonable
                                                               opportunity for growth of capital and
                                                               income. Under normal market conditions,
                                                               invests at least 40%, but not more than
                                                               75%, of net assets in common stocks and
                                                               related securities (referred to as equity
                                                               securities) such as preferred stock;
                                                               bonds, warrants or rights convertible into
                                                               stock; and depositary receipts for those
                                                               securities. Invests at least 25% of net
                                                               assets in non-convertible fixed income
                                                               securities.
  OPPENHEIMER DEVELOPING MARKETS FUND  OppenheimerFunds, Inc.  Aggressively seeks capital appreciation.
    (CLASS A SHARES)                                           Invests mainly in common stocks of issuers
                                                               in emerging and developing markets
                                                               throughout the world. Under normal market
                                                               conditions, will invest at least 80% of
                                                               total assets in equity securities of
                                                               issuers whose principal activities are in
                                                               at least three developing markets.
  OPPENHEIMER VARIABLE ACCOUNT         OppenheimerFunds, Inc.  Seeks long-term capital appreciation by
    FUNDS--OPPENHEIMER GLOBAL                                  investing a substantial portion of assets
    SECURITIES FUND/VA                                         in securities of foreign issuers,
                                                               "growth-type" companies, cyclical
                                                               industries and special situations that are
                                                               considered to have appreciation
                                                               possibilities. Invests mainly in common
                                                               stocks and can also buy other equity
                                                               securities, including preferred stocks and
                                                               convertible securities in the U.S. and
                                                               foreign countries.
  OPPENHEIMER VARIABLE ACCOUNT         OppenheimerFunds, Inc.  Seeks a high level of current income
    FUNDS--OPPENHEIMER STRATEGIC BOND                          principally derived from interest on debt
    FUND/VA                                                    securities. Invests mainly in debt
                                                               securities of issuers in three market
                                                               sectors: foreign governments and
                                                               companies, U.S. Government securities, and
                                                               lower-grade high-yield securities of U.S.
                                                               and foreign companies.
  PAX WORLD BALANCED FUND, INC.        Pax World Management    Seeks to provide its shareholders with a
                                       Corp.                   diversified holding of securities of
                                                               companies that offer primarily income and
                                                               conservation of principal and secondarily
                                                               possible long-term growth of capital.
                                                               Intends to invest about 60% of assets in
                                                               common and preferred stock and/or
                                                               securities convertible into common stock
                                                               and 40% in bonds and/or debentures. These
                                                               percentages may vary, however, depending
                                                               upon market conditions.

                                       INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/
  FUND NAME                            SUBADVISER              SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
  PIONEER VARIABLE CONTRACTS TRUST--   Pioneer Investment      Seeks current income and long-term growth
    PIONEER EQUITY INCOME VCT          Management, Inc.        of capital from a portfolio consisting
    PORTFOLIO                                                  primarily of income producing equity
    (CLASS I SHARES)                                           securities of U.S. corporations. Invests
                                                               at least 80% of total assets in income
                                                               producing equity securities. Income
                                                               producing equity securities of U.S.
                                                               issuers include common stocks, preferred
                                                               stocks and interests in real estate
                                                               investment trusts. Remainder of the
                                                               portfolio may be invested in debt
                                                               securities, most of which are expected to
                                                               be convertible into common stocks.
  PIONEER VARIABLE CONTRACTS TRUST--   Pioneer Investment      Seeks capital appreciation by investing in
    PIONEER MID CAP VALUE VCT          Management, Inc.        a diversified portfolio of securities
    PORTFOLIO                                                  consisting primarily of common stocks.
    (CLASS I SHARES)                                           Normally, invests at least 80% of total
                                                               assets in equity securities of mid-size
                                                               companies, that is, companies with market
                                                               values within the range of market values
                                                               of companies included in the Russell
                                                               Midcap-Registered Trademark- Value Index.

                                  APPENDIX IV
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE EIGHT-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                 2002            2001            2000            1999
                                                 ----            ----            ----            ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                      $5.693          $7.500          $9.838(1)
Value at end of period                             $4.26          $5.693          $7.500
Number of accumulation units outstanding
 at end of period                                175,779         134,976          69,307
AIM V.I. CORE EQUITY FUND
Value at beginning of period                      $5.988          $7.842          $9.776(1)
Value at end of period                             $5.00          $5.988          $7.842
Number of accumulation units outstanding
 at end of period                                375,191         309,796         380,759
AIM V.I. GROWTH FUND
Value at beginning of period                      $4.685          $7.162          $9.482(1)
Value at end of period                             $3.20          $4.685          $7.162
Number of accumulation units outstanding
 at end of period                                144,333         110,262          61,815
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                      $7.194          $8.315          $9.503(1)
Value at end of period                             $4.97          $7.194          $8.315
Number of accumulation units outstanding
 at end of period                                196,314         197,986          23,719
AMERICAN CENTURY INCOME & GROWTH FUND
Value at beginning of period                      $8.823          $9.317(1)
Value at end of period                             $7.02          $8.823
Number of accumulation units outstanding
 at end of period                                157,164          57,413
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                     $26.578         $28.864         $30.131         $27.186
Value at end of period                            $23.11         $26.578         $28.864         $30.131
Number of accumulation units outstanding
 at end of period                                627,715         679,480         708,861         880,319
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period                     $12.433         $11.026(1)
Value at end of period                            $11.44         $12.433
Number of accumulation units outstanding
 at end of period                                795,240         300,428
FIDELITY-REGISTERED TRADEMARK- VIP ASSET
MANAGER(SM) PORTFOLIO
Value at beginning of period                     $16.538         $17.427         $18.343         $16.719
Value at end of period                            $14.94         $16.538         $17.427         $18.343
Number of accumulation units outstanding
 at end of period                              1,128,596       1,202,498       1,239,976       1,511,789
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                     $21.820         $25.130         $27.214         $22.177
Value at end of period                            $19.58         $21.820         $25.130         $27.214
Number of accumulation units outstanding
 at end of period                              3,283,776       3,132,236       3,098,835       3,780,287

                                             1998            1997            1996            1995            1994            1993
                                             ----            ----            ----            ----            ----            ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
AIM V.I. CORE EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
AMERICAN CENTURY INCOME & GROWTH FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                 $23.675         $19.965         $17.951         $13.990         $14.640         $13.726
Value at end of period                       $27.186         $23.675         $19.965         $17.951         $13.990         $14.640
Number of accumulation units outstanding
 at end of period                            917,567         929,282         898,279         856,361         743,464         705,415
EVERGREEN SPECIAL VALUES FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
FIDELITY-REGISTERED TRADEMARK- VIP ASSET
MANAGER(SM) PORTFOLIO
Value at beginning of period                 $14.715         $12.349         $10.912          $9.447         $10.000(1)
Value at end of period                       $16.719         $14.715         $12.349         $10.912          $9.447
Number of accumulation units outstanding
 at end of period                          1,596,943       1,576,603       1,384,927       1,316,916       1,254,504
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                 $17.276         $14.092         $11.763         $10.000(1)
Value at end of period                       $22.177         $17.276         $14.092         $11.763
Number of accumulation units outstanding
 at end of period                          3,333,320       2,706,862       1,522,169         525,476

------------------------------------------------------------------

                                             2002         2001         2000         1999
                                             ----         ----         ----         ----
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                 $19.360      $20.588      $19.201      $18.285
Value at end of period                        $15.92      $19.360      $20.588      $19.201
Number of accumulation units outstanding
 at end of period                          1,950,075    1,746,306    1,521,271    2,271,494
FIDELITY-REGISTERED TRADEMARK- VIP HIGH
INCOME PORTFOLIO
Value at beginning of period                  $6.453       $7.389       $9.638       $9.023
Value at end of period                         $6.61       $6.453       $7.389       $9.638
Number of accumulation units outstanding
 at end of period                            283,022      227,668      159,263      194,440
FIDELITY-REGISTERED TRADEMARK- VIP INDEX
500 PORTFOLIO
Value at beginning of period                 $21.956      $25.246      $28.147      $23.650
Value at end of period                        $16.90      $21.956      $25.246      $28.147
Number of accumulation units outstanding
 at end of period                          3,848,604    3,861,877    3,615,259    4,354,723
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period                  $6.608       $8.471       $9.535(1)
Value at end of period                         $5.21       $6.608       $8.471
Number of accumulation units outstanding
 at end of period                            349,672       28,690        5,930
ING JPMORGAN FLEMING INTERNATIONAL
PORTFOLIO
Value at beginning of period                 $18.733      $25.910      $32.585      $20.829
Value at end of period                        $15.19      $18.733      $25.910      $32.585
Number of accumulation units outstanding
 at end of period                          1,878,240    2,129,254    2,322,473    2,807,485
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                 $29.926      $40.196      $43.112      $29.339
Value at end of period                        $20.69      $29.926      $40.196      $43.112
Number of accumulation units outstanding
 at end of period                          1,909,558    2,239,840    2,301,513    2,448,587
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                 $14.393      $18.387      $17.796      $14.528
Value at end of period                        $10.70      $14.393      $18.387      $17.796
Number of accumulation units outstanding
 at end of period                            866,515      955,110      999,127      194,296
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                 $14.963      $20.220      $28.710      $19.268
Value at end of period                         $9.58      $14.963      $20.220      $28.710
Number of accumulation units outstanding
 at end of period                          2,103,643    2,375,971    2,380,370    3,024,975
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                 $22.204      $24.994      $25.283      $20.929
Value at end of period                        $16.86      $22.204      $24.994      $25.283
Number of accumulation units outstanding
 at end of period                          1,456,936    1,470,698    1,359,111    1,549,310
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                 $29.827      $31.470      $32.002      $28.524
Value at end of period                        $26.48      $29.827      $31.470      $32.002
Number of accumulation units outstanding
 at end of period                          1,335,579    1,490,555    1,630,256    2,155,445
ING VP BOND PORTFOLIO
Value at beginning of period                 $62.692      $58.266      $53.738      $54.819
Value at end of period                        $67.24      $62.692      $58.266      $53.738
Number of accumulation units outstanding
 at end of period                            774,013      697,898      603,259      867,416
ING VP EMERGING MARKETS FUND
Value at beginning of period                  $6.429       $7.254      $12.315       $5.470
Value at end of period                         $5.77       $6.429       $7.254      $12.315
Number of accumulation units outstanding
 at end of period                            670,676      628,973      657,383      940,817

                                             1998         1997         1996         1995         1994         1993
                                             ----         ----         ----         ----         ----         ----
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period                 $16.587      $13.110      $11.617      $10.000(1)
Value at end of period                       $18.285      $16.587      $13.110      $11.617
Number of accumulation units outstanding
 at end of period                          2,533,673    2,139,178    1,454,755      628,582
FIDELITY-REGISTERED TRADEMARK- VIP HIGH
INCOME PORTFOLIO
Value at beginning of period                  $9.995(1)
Value at end of period                        $9.023
Number of accumulation units outstanding
 at end of period                            178,601
FIDELITY-REGISTERED TRADEMARK- VIP INDEX
500 PORTFOLIO
Value at beginning of period                 $18.662      $14.240      $11.740      $10.000(1)
Value at end of period                       $23.650      $18.662      $14.240      $11.740
Number of accumulation units outstanding
 at end of period                          3,947,187    3,093,080    1,490,937      290,547
FIDELITY-REGISTERED TRADEMARK- VIP
OVERSEAS PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
ING JPMORGAN FLEMING INTERNATIONAL
PORTFOLIO
Value at beginning of period                 $17.709      $17.490(1)
Value at end of period                       $20.829      $17.709
Number of accumulation units outstanding
 at end of period                          2,962,631    3,237,710
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                 $23.440      $23.106(1)
Value at end of period                       $29.339      $23.440
Number of accumulation units outstanding
 at end of period                          2,244,308    2,018,219
ING MFS RESEARCH EQUITY PORTFOLIO
Value at beginning of period                 $11.960      $12.195(1)
Value at end of period                       $14.528      $11.960
Number of accumulation units outstanding
 at end of period                          1,379,653      232,418
ING SALOMON BROTHERS AGGRESSIVE GROWTH
PORTFOLIO
Value at beginning of period                 $15.046      $15.236(1)
Value at end of period                       $19.268      $15.046
Number of accumulation units outstanding
 at end of period                          3,101,880    2,707,904
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                 $16.608      $16.276(1)
Value at end of period                       $20.929      $16.608
Number of accumulation units outstanding
 at end of period                          1,564,888    1,317,058
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                 $24.700      $20.419      $17.954      $14.270      $14.519      $13.379
Value at end of period                       $28.524      $24.700      $20.419      $17.954      $14.270      $14.519
Number of accumulation units outstanding
 at end of period                          2,294,877    2,160,305    2,716,641    9,193,181   21,990,186   30,784,750
ING VP BOND PORTFOLIO
Value at beginning of period                 $51.330      $47.992      $46.913      $40.173      $42.283      $39.038
Value at end of period                       $54.819      $51.330      $47.992      $46.913      $40.173      $42.283
Number of accumulation units outstanding
 at end of period                            994,987      959,336      835,724    2,377,622    5,108,720    8,210,666
ING VP EMERGING MARKETS FUND
Value at beginning of period                  $7.715       $8.832       $8.323       $8.772      $10.000(2)
Value at end of period                        $5.470       $7.715       $8.832       $8.323       $8.772
Number of accumulation units outstanding
 at end of period                            745,856      750,330      548,618      371,156      144,750

------------------------------------------------------------------

                                             2002         2001         2000         1999
                                             ----         ----         ----         ----
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                $202.587     $250.928     $284.994     $245.765
Value at end of period                       $150.43     $202.587     $250.928     $284.994
Number of accumulation units outstanding
 at end of period                            985,007    1,137,553    1,257,857    1,555,542
ING VP GROWTH PORTFOLIO
Value at beginning of period                  $5.570       $7.718       $9.343(1)
Value at end of period                         $3.92       $5.570       $7.718
Number of accumulation units outstanding
 at end of period                            147,672      108,472       87,757
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                 $17.645      $20.645      $23.044      $18.772
Value at end of period                        $13.71      $17.645      $20.645      $23.044
Number of accumulation units outstanding
 at end of period                          2,268,115    2,246,477    2,198,550    2,748,955
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                 $15.014      $15.377      $12.967      $11.338
Value at end of period                        $13.07      $15.014      $15.377      $12.967
Number of accumulation units outstanding
 at end of period                            916,636      517,509      344,475       73,984
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                 $11.025      $10.881      $10.019       $9.157
Value at end of period                         $9.47      $11.025      $10.881      $10.019
Number of accumulation units outstanding
 at end of period                            562,448      292,147      185,350      118,433
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period                  $6.096       $8.094       $9.610(1)
Value at end of period                         $4.43       $6.096       $8.094
Number of accumulation units outstanding
 at end of period                              9,052        5,361        2,641
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                 $48.828      $47.123      $44.501      $42.883
Value at end of period                        $49.45      $48.828      $47.123      $44.501
Number of accumulation units outstanding
 at end of period                            804,354      764,353      685,272      845,679
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                 $12.543      $15.080      $12.882      $11.433
Value at end of period                        $12.16      $12.543      $15.080      $12.882
Number of accumulation units outstanding
 at end of period                            255,162      261,255      269,501      437,491
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period                  $9.410       $9.145      $10.292(1)
Value at end of period                         $7.15       $9.410       $9.145
Number of accumulation units outstanding
 at end of period                            541,321      361,370      136,234
ING VP STRATEGIC ALLOCATION BALANCED
PORTFOLIO
Value at beginning of period                 $15.040      $16.343      $16.458      $15.120
Value at end of period                        $13.47      $15.040      $16.343      $16.458
Number of accumulation units outstanding
 at end of period                             34,761       43,445       36,196       30,738
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period                 $15.425      $17.624      $17.940      $15.886
Value at end of period                        $13.17      $15.425      $17.624      $17.940
Number of accumulation units outstanding
 at end of period                             37,872       33,425       28,874       33,852
ING VP STRATEGIC ALLOCATION INCOME
PORTFOLIO
Value at beginning of period                 $15.088      $15.620      $15.070      $14.248
Value at end of period                        $14.29      $15.088      $15.620      $15.070
Number of accumulation units outstanding
 at end of period                             53,498       51,196       44,930       46,462

                                             1998         1997         1996         1995         1994         1993
                                             ----         ----         ----         ----         ----         ----
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                $217.359     $169.448     $137.869     $105.558     $107.925     $102.383
Value at end of period                      $245.765     $217.359     $169.448     $137.869     $105.558     $107.925
Number of accumulation units outstanding
 at end of period                          1,747,097    1,826,355    2,071,139    6,364,000   13,966,072   21,148,863
ING VP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
ING VP INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period                 $14.444      $14.493(2)
Value at end of period                       $18.772      $14.444
Number of accumulation units outstanding
 at end of period                          1,302,825       17,771
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period                  $9.928(1)
Value at end of period                       $11.338
Number of accumulation units outstanding
 at end of period                             35,201
ING VP INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period                 $10.193(1)
Value at end of period                        $9.157
Number of accumulation units outstanding
 at end of period                             81,388
ING VP INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period                 $41.174      $39.528      $37.988      $36.271      $35.282      $34.619
Value at end of period                       $42.883      $41.174      $39.528      $37.988      $36.271      $35.282
Number of accumulation units outstanding
 at end of period                            564,537      455,502      597,656    1,836,260    3,679,802    5,086,515
ING VP NATURAL RESOURCES TRUST
Value at beginning of period                 $14.403      $13.611      $10.862       $9.412      $10.071       $9.193
Value at end of period                       $11.433      $14.403      $13.611      $10.862       $9.412      $10.071
Number of accumulation units outstanding
 at end of period                            534,962      650,486      587,248      530,562      533,016      341,771
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
ING VP STRATEGIC ALLOCATION BALANCED
PORTFOLIO
Value at beginning of period                 $14.456      $12.577(3)
Value at end of period                       $15.120      $14.456
Number of accumulation units outstanding
 at end of period                             31,468          873
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period                 $15.422      $13.291(3)
Value at end of period                       $15.886      $15.422
Number of accumulation units outstanding
 at end of period                             21,430          380
ING VP STRATEGIC ALLOCATION INCOME
PORTFOLIO
Value at beginning of period                 $13.491      $12.296(4)
Value at end of period                       $14.248      $13.491
Number of accumulation units outstanding
 at end of period                             95,526        2,279

------------------------------------------------------------------

                                             2002         2001         2000         1999
                                             ----         ----         ----         ----
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                  $4.352       $5.710       $9.391(1)
Value at end of period                         $2.53       $4.352       $5.710
Number of accumulation units outstanding
 at end of period                            428,288      342,338      138,503
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                 $13.911      $15.556      $14.274      $12.088
Value at end of period                        $10.20      $13.911      $15.556      $14.274
Number of accumulation units outstanding
 at end of period                            941,931      698,722      227,331       74,768
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                  $8.949       $9.491       $9.909(1)
Value at end of period                         $8.29       $8.949       $9.491
Number of accumulation units outstanding
 at end of period                          1,154,096      559,999      139,295
JANUS ASPEN CAPITAL APPRECIATION
PORTFOLIO
Value at beginning of period                  $7.388       $8.800(1)
Value at end of period                         $6.15       $7.388
Number of accumulation units outstanding
 at end of period                            319,129       71,782
JANUS ASPEN
GROWTH PORTFOLIO
Value at beginning of period                 $20.159      $27.071      $32.036      $22.529
Value at end of period                        $14.67      $20.159      $27.071      $32.036
Number of accumulation units outstanding
 at end of period                          2,332,245    2,654,330    2,566,224    2,721,885
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                 $21.668      $36.169      $53.644      $24.098
Value at end of period                        $15.46      $21.668      $36.169      $53.644
Number of accumulation units outstanding
 at end of period                          3,026,489    3,316,994    3,203.706    3,274,450
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period                 $24.735      $32.231      $38.648      $23.797
Value at end of period                        $18.24      $24.735      $32.231      $38.648
Number of accumulation units outstanding
 at end of period                          3,828,034    4,384,839    4,666,562    5,548,674
MFS-REGISTERED TRADEMARK- TOTAL RETURN
SERIES
Value at beginning of period                 $12.200      $12.300      $10.720      $10.531
Value at end of period                        $11.45      $12.200      $12.300      $10.720
Number of accumulation units outstanding
 at end of period                          1,234,811      694,079      167,946       63,822
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period                  $9.145      $10.467(1)
Value at end of period                         $8.91       $9.145
Number of accumulation units outstanding
 at end of period                            145,247       24,356
OPPENHEIMER GLOBAL
SECURITIES FUND / VA
Value at beginning of period                 $14.586      $16.759      $16.126      $10.303
Value at end of period                        $11.24      $14.586      $16.759      $16.126
Number of accumulation units outstanding
 at end of period                          1,235,937      793,849      424,092       59,571
OPPENHEIMER STRATEGIC
BOND FUND / VA
Value at beginning of period                 $10.623      $10.240      $10.089       $9.935
Value at end of period                        $11.30      $10.623      $10.240      $10.089
Number of accumulation units outstanding
 at end of period                            214,928      156,055      125,233      173,219
PAX WORLD BALANCED FUND, INC.
Value at beginning of period                  $9.102       $9.850(1)
Value at end of period                         $8.21       $9.102
Number of accumulation units outstanding
 at end of period                            188,163      253,700

                                             1998         1997         1996         1995         1994         1993
                                             ----         ----         ----         ----         ----         ----
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period                 $11.472(1)
Value at end of period                       $12.088
Number of accumulation units outstanding
 at end of period                             33,957
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
JANUS ASPEN CAPITAL APPRECIATION
PORTFOLIO
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
JANUS ASPEN
GROWTH PORTFOLIO
Value at beginning of period                 $16.816      $13.872      $11.859      $10.000(2)
Value at end of period                       $22.529      $16.816      $13.872      $11.859
Number of accumulation units outstanding
 at end of period                          1,354,047    1,109,942      663,945      109,717
JANUS ASPEN MID CAP GROWTH PORTFOLIO
Value at beginning of period                 $18.174      $16.334      $15.323      $12.169      $10.000(3)
Value at end of period                       $24.098      $18.174      $16.334      $15.323      $12.169
Number of accumulation units outstanding
 at end of period                          2,142,130    1,939,607    1,893,718    1,280,953      393,553
JANUS ASPEN WORLDWIDE
GROWTH PORTFOLIO
Value at beginning of period                 $18.690      $15.493      $12.158      $10.000(2)
Value at end of period                       $23.797      $18.690      $15.493      $12.158
Number of accumulation units outstanding
 at end of period                          4,687,167    3,873,511    2,090,908      314,653
MFS-REGISTERED TRADEMARK- TOTAL RETURN
SERIES
Value at beginning of period                 $10.182(1)
Value at end of period                       $10.531
Number of accumulation units outstanding
 at end of period                             36,633
OPPENHEIMER DEVELOPING MARKETS FUND
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period
OPPENHEIMER GLOBAL
SECURITIES FUND / VA
Value at beginning of period                 $10.077(2)
Value at end of period                       $10.303
Number of accumulation units outstanding
 at end of period                             20,548
OPPENHEIMER STRATEGIC
BOND FUND / VA
Value at beginning of period                 $10.055(1)
Value at end of period                        $9.935
Number of accumulation units outstanding
 at end of period                            100,555
PAX WORLD BALANCED FUND, INC.
Value at beginning of period
Value at end of period
Number of accumulation units outstanding
 at end of period

------------------------------------------------------------------

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during February 2001.
FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during September 2000.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1998:
(1)  Funds were first received in this option during May 1998.
(2)  Funds were first received in this option during June 1998.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during December 1997.
(3)  Funds were first received in this option during February 1997.
(4)  Funds were first received in this option during May 1997.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1995:
(1) The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract.
(2) The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract.
FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1994:
(1) The initial accumulation unit value was established at $10.000 during March 1994, when funds were first received under this option.
(2)  Funds were first received in this option during October 1994.
(3) The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option.

                          FOR MASTER APPLICATIONS ONLY
------------------------------------------------------------------


I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C OPPORTUNITY PLUS GROUP DEFERRED VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2003 AS WELL AS ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

____ PLEASE SEND AN ACCOUNT C STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.75962-03) DATED MAY 1, 2003.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.75962-03

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY


              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003
                                       FOR

                                OPPORTUNITY PLUS
                GROUP VARIABLE MULTIPLE OPTION ANNUITY CONTRACTS


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 2003.


A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                         Opportunity Plus Service Center
                                  P.O. Box 1700
                           Latham, New York 12110-0113
                                 1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                           Page

General Information and History                                              2
Variable Annuity Account C                                                   3
Offering and Purchase of Contracts                                           3
Performance Data                                                             4
   General                                                                   4
   Average Annual Total Return Quotations                                    4
Income Phase Payments                                                       10
Sales Material and Advertising                                              11
Independent Auditors                                                        11
Financial Statements of the Separate Account                               S-1

Financial Statements of ING Life Insurance and Annuity Company
   and Subsidiaries                                                        F-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 2002, the Company and its subsidiary life company had $44 billion invested through their products, including $28 billion in their separate accounts (of which the Company, or its affiliate, ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 2001. The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

The Company has established the Opportunity Plus Service Center to provide administrative support to contract holders and participants investing in the Opportunity Plus Contract. This office will handle enrollments, billing, transfers, redemptions, and inquiries for all Opportunity Plus contract holders and participants. All forms and correspondence should be sent to:

                                  Opportunity Plus Service Center
                                  P.O. Box 1700
                                  Latham, New York  12110-0113
                                  Telephone number: 1-800-677-4636

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C


Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. The funds currently available under the contract are as follows:

AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
American Century(R) Income & Growth Fund (Advisor Class)(1)
Calvert Social Balanced Portfolio
Evergreen Special Values Fund (formerly Wachovia Special Values Fund)
     (Class A)(1)
Fidelity(R) VIP Asset Manager(SM) Portfolio (Initial Class)
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)
Fidelity(R) VIP High Income Portfolio (Initial Class)
Fidelity(R) VIP Index 500 Portfolio (Initial Class)
Fidelity(R) VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
ING Baron Small Cap Growth Portfolio (Service Class)
ING JPMorgan Fleming International Portfolio (formerly ING Scudder
     International Growth Portfolio) (Initial Class)
ING MFS Capital Opportunities Portfolio (Initial Class)
ING MFS Research Equity Portfolio (formerly ING MFS Research
     Portfolio) (Initial Class)
ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Aggressive Growth Portfolio (formerly ING MFS
     Emerging Equities Portfolio) (Initial Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio Inc.(Class R)
ING VP Bond Portfolio (Class R)
ING VP Emerging Markets Fund
ING VP Growth and Income Portfolio (Class R)
ING VP Growth Portfolio (Class R)
ING VP Index Plus LargeCap Portfolio (Class R)
ING VP Index Plus MidCap Portfolio  (Class R)
ING VP Index Plus SmallCap Portfolio (Class R)
ING VP International Equity Portfolio (Class R)
ING VP Money Market Portfolio (Class R)
ING VP Natural Resources Trust (2)
ING VP Small Company Portfolio (Class R)
ING VP Strategic Allocation Balanced Portfolio (formerly ING
      VP Crossroads Portfolio) (Class R)
ING VP Strategic Allocation Growth Portfolio (formerly ING VP
      Ascent Portfolio) (Class R)
ING VP Strategic Allocation Income Portfolio (formerly ING VP
     Legacy Portfolio) (Class R)
ING VP Technology Portfolio (Class R)
ING VP Value Opportunity Portfolio (Class R)
Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio (Service Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen
     Aggressive Growth Portfolio) (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Mid-Cap Value Portfolio (Class VC)
MFS(R) Total Return Series (Initial Class)
Oppenheimer Developing Markets Fund (Class A)(1)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.(1)
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)

(1) This fund is available to the general public. See "Additional Risks of Investing in the Funds" in the prospectus.

(2) Transfers or deposits are not allowed into the subaccount investing in this fund, except from accounts established under the contract before May 1, 1998. As soon as all those who have current allocations to the subaccount under the contract have redirected their allocations to other investment options, we will close the subaccount to all investments (except loan repayments that we automatically deposit into the subaccount according to our loan repayment procedures).


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS


The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Contract - Ownership and Rights" and "Your Account Value."


                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

                                          1/N
                             TR = ((ERV/P)   ) - 1

Where:
TR = The standardized returns net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P = A hypothetical initial payment of $1,000.
N = The number of years in the period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all applicable recurring charges under the contracts during each period (e.g., mortality and expense risk charges, administrative expense charges, if any, and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount. The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge (which would decrease the level of performance shown if reflected in these calculations).

The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED


The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2002 for the subaccounts under installment purchase payment contracts. The returns reflect investment advisory fees and all other expenses of the funds, as well as annual deductions from the subaccounts (consisting of the mortality and expense risk charge) as follows: for all subaccounts except ING VP Money Market Portfolio subaccount, 1.25% on an annual basis through February 14, 2000; 1.10% on an annual basis from February 15, 2000 until February 14, 2001; 1.05% on an annual basis from February 15, 2001 until February 14, 2002; and 1.00% on an annual basis from February 15, 2002 until December 31, 2002. Total returns for the ING VP Money Market Portfolio subaccount reflect a mortality and expense risk charge of 1.25% for periods before February 15, 2000, and 0.35% on an annual basis from February 15, 2000 through December 31, 2002. During the income phase, the mortality and expense risk charge for all subaccounts is 1.25% annually.


The standardized returns reflect the deduction of the early withdrawal charge applicable to installment purchase payment contracts. If we advertised standardized returns for single purchase payment contracts, they would not reflect the deduction of the early withdrawal charge since that charge is not applicable to those contracts. The nonstandardized returns shown in the tables do not reflect the deduction of the early withdrawal charge. For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.


For the ING MFS Capital Opportunities Portfolio (Initial Class), ING Salomon Brothers Aggressive Growth Portfolio (Initial Class), ING MFS Research Equity Portfolio (Initial Class), ING JPMorgan Fleming International Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc.
(IPI) portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

                                                                                                                         DATE
                                                                                      STANDARDIZED                   CONTRIBUTIONS
                                                                                                                     FIRST RECEIVED
                                                                                                          SINCE        UNDER THE
                             SUBACCOUNT                                1 Year      5 YEAR    10 YEAR    INCEPTION*  SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund (Series I)                          (28.85%)                          (10.44%)      05/07/1999
AIM V.I. Core Equity Fund (Series I)                                   (20.60%)                          (12.08%)      05/10/1999
AIM V.I. Growth Fund (Series I)                                        (35.08%)                          (20.84%)      05/04/1999
AIM V.I. Premier Equity Fund (Series I)                                (34.41%)                          (14.39%)      05/05/1999
American Century(R) Income & Growth Fund (Advisor Class)               (24.38%)                          (19.33%)      01/30/2001
Calvert Social Balanced Portfolio(1)                                   (17.37%)   (1.36%)     5.54%
Evergreen Special Values Fund (Class A)                                (12.57%)                            0.03%       01/16/2001
Fidelity(R) VIP Asset Manager(SM) Portfolio (Initial Class)            (14.16%)   (0.58%)                  4.68%       03/31/1994
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)                (14.74%)    1.63%                   8.78%       05/31/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial Class)                (21.89%)   (1.70%)                  7.38%       05/31/1994
Fidelity(R) VIP High Income Portfolio (Initial Class)                   (2.71%)                           (9.42%)      05/12/1998
Fidelity(R) VIP Index 500 Portfolio (Initial Class)                    (26.87%)   (2.83%)                  6.46%       05/31/1995
Fidelity(R) VIP Overseas Portfolio (Initial Class)                     (25.02%)   (5.88%)                 (0.42%)      05/31/1994
Franklin Small Cap Value Securities Fund (Class 2)                     (14.66%)                           (8.71%)      08/31/2001
ING Baron Small Cap Growth Portfolio (Service Class)                                                     (17.34%)      05/01/2002

ING JPMorgan Fleming International Portfolio (Initial Class)           (22.95%)   (3.88%)                 (3.57%)      11/28/1997
Scudder VLIF International/ING JPMorgan Fleming International(2)       (22.95%)   (3.88%)     4.55%

ING MFS Capital Opportunities Portfolio (Initial Class)                (34.32%)   (3.33%)                 (2.99%)      11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(2)           (34.32%)   (3.33%)     4.53%

ING MFS Research Equity Portfolio (Initial Class)                      (29.36%)   (4.79%)                 (5.06%)      11/28/1997
American Century VP Capital Appreciation/ING MFS Research Equity(2)    (29.36%)   (4.79%)     0.39%

ING PIMCO Total Return Portfolio (Service Class)                                                           1.99%       05/03/2002

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)       (39.15%)   (9.44%)                 (9.50%)      11/28/1997
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(2)     (39.15%)   (9.44%)                 (0.69%)      09/30/1993

ING T. Rowe Price Growth Equity Portfolio (Initial Class)              (27.86%)   (0.59%)                 (0.18%)      11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(2)               (27.86%)   (0.59%)                  7.73%       10/31/1994

ING Van Kampen Comstock Portfolio (Service Class)                                                        (20.21%)      05/06/2002
ING VP Balanced Portfolio, Inc. (Class R)(1)                           (15.64%)    0.51%      7.28%
ING VP Bond Portfolio (Class R)(1)                                       1.89%     4.61%      5.79%
ING VP Emerging Markets Fund                                           (14.72%)   (6.48%)                 (6.76%)      10/31/1994
ING VP Growth and Income Portfolio (Class R)(1)                        (29.45%)   (7.92%)     4.13%
ING VP Growth Portfolio (Class R)                                      (33.17%)   (5.19%)                 (1.61%)      05/30/1997
ING VP Index Plus LargeCap Portfolio (Class R)                         (26.20%)   (1.92%)                  3.81%       10/31/1996
ING VP Index Plus MidCap Portfolio (Class R)                           (17.32%)                            3.74%       05/04/1998
ING VP Index Plus SmallCap Portfolio (Class R)                         (18.37%)                           (2.90%)      05/04/1998
ING VP International Equity Portfolio (Class R)                        (31.04%)                          (10.70%)      05/04/1998
ING VP Money Market Portfolio (Class R)(1)(3)                           (3.80%)    3.05%      4.29%
ING VP Natural Resources Trust (1)                                      (7.92%)   (4.19%)     3.03%
ING VP Small Company Portfolio (Class R)                               (27.79%)    0.37%                   3.79%       05/30/1997
ING VP Strategic Allocation Balanced Portfolio (Class R)               (14.92%)   (2.28%)                  3.85%       07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)                 (18.89%)   (3.97%)                  3.60%       07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)                 (10.03%)    0.26%                   4.58%       07/05/1995
ING VP Technology Portfolio (Class R)                                  (44.77%)                          (40.90%)      05/01/2000
ING VP Value Opportunity Portfolio (Class R)                           (30.37%)   (0.50%)                  3.00%       05/30/1997
Janus Aspen Balanced Portfolio (Institutional Shares)                  (12.01%)    6.04%                  10.18%       06/30/1995
Janus Aspen Capital Appreciation Portfolio (Service Shares)            (20.93%)                          (19.77%)      02/21/2001
Janus Aspen Growth Portfolio (Institutional Shares)                    (30.88%)   (3.56%)                  4.10%       06/30/1995
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)            (32.22%)   (4.04%)                  4.90%       06/30/1994
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)          (29.93%)   (1.37%)                  7.66%       05/31/1995
Lord Abbett Mid-Cap Value Portfolio (Class VC)                         (15.15%)                           (8.33%)      07/26/2001
MFS(R) Total Return Series (Initial Class)                             (10.81%)                            1.58%       05/26/1998
Oppenheimer Developing Markets Fund (Class A)                           (7.45%)                          (10.78%)      02/21/2001

                                                                                                                         DATE
                                                                                      STANDARDIZED                   CONTRIBUTIONS
                                                                                                                     FIRST RECEIVED
                                                                                                          SINCE        UNDER THE
                             SUBACCOUNT                                1 Year      5 YEAR    10 YEAR    INCEPTION*  SEPARATE ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                  (26.77%)                            0.78%       05/04/1998
Oppenheimer Strategic Bond Fund/VA                                       1.06%                             1.54%       05/07/1998
Pax World Balanced Fund, Inc.                                          (14.28%)                          (11.77%)      02/21/2001
Pioneer Equity Income VCT Portfolio (Class I)                          (20.83%)                          (16.19%)      07/26/2001
Pioneer Mid Cap Value VCT Portfolio (Class I)                          (16.49%)                          (10.93%)      08/09/2001

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was 0.74%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 5% early withdrawal charge.


                                                                                     NON-STANDARDIZED
                                                                                                                             FUND
                                                                                                              SINCE        INCEPTION
                            SUBACCOUNT                             1 Year     3 YEARS  5 YEARS   10 YEARS   INCEPTION**      DATE
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                       (25.11%)   (20.54%)   (3.23%)               6.26%     05/05/1993
AIM V.I. Core Equity Fund (Series I)                                (16.42%)   (18.56%)   (1.92%)               6.79%     05/02/1994
AIM V.I. Growth Fund (Series I)                                     (31.66%)   (29.38%)   (8.94%)               2.78%     05/05/1993
AIM V.I. Premier Equity Fund (Series I)                             (30.95%)   (20.36%)   (3.16%)               6.77%     05/05/1993
American Century(R) Income & Growth Fund (Advisor Class) (1)(2)     (20.40%)   (14.00%)   (1.35%)    8.57%
Calvert Social Balanced Portfolio(2)                                (13.03%)    (8.40%)   (0.34%)    5.54%
Evergreen Special Values Fund (Class A)                              (7.97%)     7.06%     4.73%               11.43%     05/07/1993
Fidelity(R) VIP Asset Manager(SM) Portfolio (Initial Class) (2)      (9.64%)    (6.55%)    0.44%     6.00%
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)             (10.25%)   (10.34%)    2.68%               11.16%     01/03/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial Class) (2)         (17.77%)    (6.00%)   (0.68%)    8.70%
Fidelity(R) VIP High Income Portfolio (Initial Class) (2)             2.41%    (11.77%)   (6.97%)    2.43%
Fidelity(R) VIP Index 500 Portfolio (Initial Class) (2)             (23.02%)   (15.59%)   (1.83%)    7.96%
Fidelity(R) VIP Overseas Portfolio (Initial Class) (2)              (21.07%)   (20.99%)   (4.91%)    3.66%
Franklin Small Cap Value Securities Fund (Class 2)                  (10.17%)     7.81%                         (0.58%)    05/01/1998
ING Baron Small Cap Growth Portfolio (Service Class)                                                          (12.99%)    05/01/2002

ING JPMorgan Fleming International Portfolio (Initial Class)        (18.90%)   (22.41%)   (2.89%)              (2.55%)    11/28/1997
Scudder VLIF International/ING JPMorgan Fleming International(3)    (18.90%)   (22.41%)   (2.89%)    4.55%

ING MFS Capital Opportunities Portfolio (Initial Class)             (30.86%)   (21.66%)   (2.33%)              (2.04%)    11/28/1997
Neuberger Berman AMT Growth/ING MFS Capital Opportunities(3)        (30.86%)   (21.66%)   (2.33%)    4.53%

ING MFS Research Equity Portfolio (Initial Class)                   (25.64%)   (18.03%)   (3.81%)              (4.10%)    11/28/1997
American Century VP Capital Appreciation/ING MFS Research
  Equity(3)                                                         (25.64%)   (18.03%)   (3.81%)    0.39%

ING PIMCO Total Return Portfolio (Service Class)                                                                7.35%     05/01/2002

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)    (35.95%)   (30.59%)   (8.50%)              (8.58%)    11/28/1997
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(3)  (35.95%)   (30.59%)   (8.50%)    0.82%

ING T. Rowe Price Growth Equity Portfolio (Initial Class)           (24.06%)   (12.58%)    0.44%                0.81%     11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(3)            (24.06%)   (12.58%)    0.44%     9.13%

ING Van Kampen Comstock Portfolio (Service Class)                                                             (16.78%)    05/01/2002
ING VP Balanced Portfolio, Inc. (Class R)(2)                        (11.20%)    (6.06%)    1.54%     7.28%
ING VP Bond Portfolio (Class R)(2)                                    7.26%      7.82%     5.69%     5.79%
ING VP Emerging Markets Fund                                        (10.23%)   (22.28%)   (5.51%)              (4.52%)    03/30/1994
ING VP Growth and Income Portfolio (Class R)(2)                     (25.74%)   (19.14%)   (6.97%)    4.13%
ING VP Growth Portfolio (Class R)                                   (29.65%)   (23.78%)   (4.21%)               1.25%     12/13/1996
ING VP Index Plus LargeCap Portfolio (Class R)                      (22.31%)   (15.85%)   (0.91%)               5.31%     09/16/1996
ING VP Index Plus MidCap Portfolio (Class R)                        (12.97%)     0.31%     7.33%                7.99%     12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R)                      (14.07%)    (1.79%)    0.29%                1.13%     12/19/1997
ING VP International Equity Portfolio (Class R)                     (27.41%)   (24.43%)   (5.31%)              (4.79%)    12/22/1997
ING VP Money Market Portfolio (Class R)(2)(4)                         1.27%      3.60%     4.12%     4.29%
ING VP Natural Resources Trust (2)                                   (3.07%)    (1.85%)   (3.20%)    3.03%
ING VP Small Company Portfolio (Class R)                            (23.99%)    (6.14%)    1.40%                6.31%     12/27/1996
ING VP Strategic Allocation Balanced Portfolio (Class R)            (10.44%)    (6.41%)   (1.27%)               4.56%     07/05/1995
ING VP Strategic Allocation Growth Portfolio (Class R)              (14.62%)    (9.74%)   (2.98%)               4.32%     07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)               (5.30%)    (1.70%)    1.29%                5.30%     07/05/1995
ING VP Technology Portfolio (Class R)                               (41.87%)                                  (39.75%)    05/01/2000
ING VP Value Opportunity Portfolio (Class R)                        (26.70%)   (10.56%)    0.53%                6.29%     12/13/1996
Janus Aspen Balanced Portfolio (Institutional Shares)                (7.38%)    (5.43%)    7.13%               10.76%     09/13/1993
Janus Aspen Capital Appreciation Portfolio (Service Shares) (5)     (16.77%)   (19.56%)    5.83%                9.51%     05/01/1997
Janus Aspen Growth Portfolio (Institutional Shares)                 (27.24%)   (22.88%)   (2.57%)               5.83%     09/13/1993
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)         (28.65%)   (33.91%)   (3.05%)               6.18%     09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)       (26.24%)   (22.09%)   (0.35%)               9.30%     09/13/1993
Lord Abbett Mid-Cap Value Portfolio (Class VC)                      (10.68%)    12.99%                         11.21%     09/15/1999
MFS(R) Total Return Series (Initial Class)                           (6.11%)     2.29%     3.97%                9.62%     01/03/1995
Oppenheimer Developing Markets Fund (Class A)                        (2.58%)    (5.17%)    4.21%                5.75%     11/18/1996


                                                                                     NON-STANDARDIZED
                                                                                                                             FUND
                                                                                                              SINCE        INCEPTION
                            SUBACCOUNT                             1 Year     3 YEARS  5 YEARS   10 YEARS   INCEPTION**      DATE
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA (2)                           (22.91%)   (11.27%)    4.36%    10.80%
Oppenheimer Strategic Bond Fund/VA                                    6.37%      3.91%     3.08%                4.75%     05/03/1993
Pax World Balanced Fund, Inc. (2)                                    (9.77%)    (5.31%)    4.00%     7.68%
Pioneer Equity Income VCT Portfolio (Class I)                       (16.66%)    (4.43%)    1.07%                9.07%     03/01/1995
Pioneer Mid Cap Value VCT Portfolio (Class I)                       (12.10%)     2.69%     2.88%                8.40%     03/01/1995

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1) The performance of the Advisor Shares prior to December 15, 1997 reflects the performance of a different class of American Century Fund shares, restated estimated fees and expenses, ignoring any fee and expense limitations.

(2)  These funds have been in operation for more than ten years.

(3) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

(4) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was 0.74%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% early withdrawal charge is not reflected.

(5) The performance of the Service Shares prior to December 31, 1999 reflects the performance of a different class of Janus Aspen Series, restated based on the Service Shares estimated fees and expenses, ignoring any fee and expense limitations.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment options and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements. Prior to May 3, 2001, KPMG LLP were the independent auditors for the Separate Account and for the Company.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                              Financial Statements


                          Year ended December 31, 2002


                                    CONTENTS

Report of Independent Auditors             S-2

Audited Financial Statements

Statement of Assets and Liabilities        S-4
Statement of Operations                   S-14
Statements of Changes in Net Assets       S-22
Notes to Financial Statements             S-40

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Growth, AIM V.I. Premier Equity, American Century(R) Income & Growth, Calvert Social Balanced, Chapman DEM(R) Equity, Evergreen Special Values, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP High Income, Fidelity(R) VIP Overseas, Fidelity(R) VIP II ASSET MANAGER(SM), Fidelity(R) VIP II Contrafund(R), Fidelity(R) VIP II Index 500, Franklin Small Cap Value Securities, ING GET Fund - Series C, ING GET Fund - Series D, ING GET Fund - Series E, ING GET Fund - Series G, ING GET Fund - Series H, ING GET Fund - Series I, ING GET Fund - Series J, ING GET Fund - Series K, ING GET Fund - Series L, ING GET Fund - Series Q, ING GET Fund - Series S, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING Alger Aggressive Growth - Initial Class, ING Alger Aggressive Growth - Service Class, ING Alger Growth, ING American Century Small Cap Value, ING Baron Small Cap Growth, ING DSI Enhanced Index, ING Goldman Sachs(R) Capital Growth, ING JPMorgan Fleming International, ING JPMorgan Mid Cap Value, ING MFS Capital Opportunities, ING MFS Global Growth, ING MFS Research, ING OpCap Balanced Value, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Capital, ING Salomon Brothers Investors Value, ING T. Rowe Price Growth Equity, ING UBS Tactical Asset Allocation, ING Van Kampen Comstock, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, ING VP Growth Opportunities, ING VP International Value, ING VP MagnaCap, ING VP MidCap Opportunities, ING VP SmallCap Opportunities, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Capital Appreciation, Janus Aspen Series Flexible Income, Janus Aspen Series Growth, Janus Aspen Series Worldwide Growth, Janus Twenty, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value - Class A, Lord Abbett Mid-Cap Value, MFS(R) Total Return, Oppenheimer Aggressive Growth, Oppenheimer Developing Markets, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, Oppenheimer Strategic Bond, Pax World Balanced, Pioneer Equity Income VCT, Pioneer Fund VCT and Pioneer Mid Cap Value VCT Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                      AIM V.I.
                                                       CAPITAL       AIM V.I. CORE       AIM V.I.        AIM V.I.
                                                    APPRECIATION         EQUITY           GROWTH      PREMIER EQUITY
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   15,302,170   $   34,727,788   $   11,402,870   $   15,976,509
                                                   -----------------------------------------------------------------
Total assets                                           15,302,170       34,727,788       11,402,870       15,976,509
                                                   -----------------------------------------------------------------

Net assets                                         $   15,302,170   $   34,727,788   $   11,402,870   $   15,976,509
                                                   =================================================================

NET ASSETS
  Accumulation units                               $   15,302,170   $   34,727,788   $   11,402,870   $   15,972,875
  Contracts in payout (annuitization) period                    -                -                -            3,634
                                                   -----------------------------------------------------------------
Total net assets                                   $   15,302,170   $   34,727,788   $   11,402,870   $   15,976,509
                                                   =================================================================

Total number of mutual fund shares                        931,355        2,044,013        1,009,104          984,988
                                                   =================================================================

Cost of mutual fund shares                         $   27,169,105   $   55,961,106   $   22,378,571   $   25,419,089
                                                   =================================================================

                                                                                     FIDELITY(R) VIP
                                                   FIDELITY(R) VIP  FIDELITY(R) VIP     II ASSET     FIDELITY(R) VIP
                                                     HIGH INCOME       OVERSEAS        MANAGER(SM)   II CONTRAFUND(R)
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    3,569,431   $   14,075,625   $   18,234,943   $  382,355,956
                                                   -----------------------------------------------------------------
Total assets                                            3,569,431       14,075,625       18,234,943      382,355,956
                                                   -----------------------------------------------------------------

Net assets                                         $    3,569,431   $   14,075,625   $   18,234,943   $  382,355,956
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $    3,490,279   $   14,075,625   $   18,234,943   $  382,355,956
  Contracts in payout (annuitization) period               79,152                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $    3,569,431   $   14,075,625   $   18,234,943   $  382,355,956
                                                   =================================================================

Total number of mutual fund shares                        601,928        1,281,933        1,430,192       21,124,638
                                                   =================================================================

Cost of mutual fund shares                         $    3,487,045   $   14,176,712   $   23,014,744   $  441,961,812
                                                   =================================================================

SEE ACCOMPANYING NOTES.

                                                     AMERICAN
                                                     CENTURY(R)
                                                      INCOME &      CALVERT SOCIAL   CHAPMAN DEM(R)     EVERGREEN
                                                      GROWTH           BALANCED         EQUITY        SPECIAL VALUES
                                                   -----------------------------------------------------------------
ASSETS
  Investments  in  mutual  funds  at  fair value   $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
                                                   -----------------------------------------------------------------
Total assets                                            1,151,538       49,765,944           50,727        9,367,029
                                                   -----------------------------------------------------------------

Net assets                                         $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
                                                   =================================================================

NET ASSETS
  Accumulation units                               $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
                                                   =================================================================

Total number of mutual fund shares                         53,017       33,177,296            3,911          526,533
                                                   =================================================================

Cost of mutual fund shares                         $    1,255,031   $   65,503,300   $       50,688   $   10,561,926
                                                   =================================================================

                                                   FIDELITY(R) VIP  FIDELITY(R) VIP
                                                    EQUITY-INCOME       GROWTH
                                                   -------------------------------
ASSETS
  Investments  in  mutual  funds  at  fair value   $  226,894,688   $  277,743,563
                                                   -------------------------------
Total assets                                          226,894,688      277,743,563
                                                   -------------------------------

Net assets                                         $  226,894,688   $  277,743,563
                                                   ===============================

NET ASSETS
  Accumulation units                               $  226,894,688   $  277,743,563
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $  226,894,688   $  277,743,563
                                                   ===============================

Total number of mutual fund shares                     12,494,201       11,849,128
                                                   ===============================

Cost of mutual fund shares                         $  287,231,109   $  488,368,114
                                                   ===============================

                                                                    FRANKLIN SMALL
                                                   FIDELITY(R) VIP     CAP VALUE      ING GET FUND     ING GET FUND
                                                    II INDEX 500      SECURITIES       - SERIES D       - SERIES E
                                                  ------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
                                                   -----------------------------------------------------------------
Total assets                                           72,668,180        7,950,623      234,065,966      104,443,250
                                                   -----------------------------------------------------------------

Net assets                                         $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
                                                   =================================================================

Total number of mutual fund shares                        727,264          827,328       24,927,153       10,614,151
                                                   =================================================================

Cost of mutual fund shares                         $  106,118,703   $    9,107,461   $  249,676,088   $  106,632,181
                                                   =================================================================

                                                    ING GET FUND     ING GET FUND
                                                     - SERIES G       - SERIES H
                                                  --------------------------------
ASSETS
  Investments in mutual funds at fair value        $   29,756,120   $   23,281,513
                                                   -------------------------------
Total assets                                           29,756,120       23,281,513
                                                   -------------------------------

Net assets                                         $   29,756,120   $   23,281,513
                                                   ===============================

NET ASSETS:
  Accumulation units                               $   29,756,120   $   23,281,513
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $   29,756,120   $   23,281,513
                                                   ===============================

Total number of mutual fund shares                      2,975,612        2,296,007
                                                   ===============================

Cost of mutual fund shares                         $   29,936,312   $   23,223,042
                                                   ===============================

                                                    ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                     - SERIES I       - SERIES J       - SERIES K       - SERIES L
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
                                                   -----------------------------------------------------------------
Total assets                                            1,190,362          394,292        2,047,826        1,186,527
                                                   -----------------------------------------------------------------

Net assets                                         $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
                                                   =================================================================

Total number of mutual fund shares                        117,741           39,116          199,399          117,246
                                                   =================================================================

Cost of mutual fund shares                         $    1,188,754   $      394,747   $    2,012,943   $    1,180,764
                                                   =================================================================

                                                                        ING VP           ING VP           ING VP
                                                       ING VP          STRATEGIC        STRATEGIC        STRATEGIC
                                                       NATURAL        ALLOCATION       ALLOCATION       ALLOCATION
                                                      RESOURCES        BALANCED          GROWTH           INCOME
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   11,896,576   $   47,846,175   $   56,046,181   $   31,609,658
                                                   -----------------------------------------------------------------
Total assets                                           11,896,576       47,846,175       56,046,181       31,609,658
                                                   -----------------------------------------------------------------

Net assets                                         $   11,896,576   $   47,846,175   $   56,046,181   $   31,609,658
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $   11,896,576   $   47,794,848   $   56,046,181   $   31,470,513
  Contracts in payout (annuitization) period                    -           51,327                -          139,145
                                                   -----------------------------------------------------------------
Total net assets                                   $   11,896,576   $   47,846,175   $   56,046,181   $   31,609,658
                                                   =================================================================

Total number of mutual fund shares                        981,566        4,405,725        5,184,661        2,850,285
                                                   =================================================================

Cost of mutual fund shares                         $   12,708,977   $   59,004,768   $   74,037,659   $   35,088,436
                                                   =================================================================

SEE ACCOMPANYING NOTES.

                                                    ING GET FUND     ING GET FUND        ING VP
                                                     - SERIES Q       - SERIES S        BALANCED        ING VP BOND
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    5,031,188   $   46,557,649   $  597,925,305   $  458,177,528
                                                   -----------------------------------------------------------------
Total assets                                            5,031,188       46,557,649      597,925,305      458,177,528
                                                   -----------------------------------------------------------------

Net assets                                         $    5,031,188   $   46,557,649   $  597,925,305   $  458,177,528
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $    5,031,188   $   46,557,649   $  573,462,934   $  451,430,952
  Contracts in payout (annuitization) period                    -                -       24,462,371        6,746,576
                                                   -----------------------------------------------------------------
Total net assets                                   $    5,031,188   $   46,557,649   $  597,925,305   $  458,177,528
                                                   =================================================================

Total number of mutual fund shares                        501,114        4,623,401       55,724,632       33,863,823
                                                   =================================================================

Cost of mutual fund shares                         $    5,014,965   $   46,306,520   $  821,591,024   $  443,239,488
                                                   =================================================================

                                                       ING VP
                                                      EMERGING       ING VP MONEY
                                                       MARKETS          MARKET
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $    5,019,814   $  368,845,834
                                                   -------------------------------
Total assets                                            5,019,814      368,845,834
                                                   -------------------------------

Net assets                                         $    5,019,814   $  368,845,834
                                                   ===============================

NET ASSETS:
  Accumulation units                               $    5,019,814   $  368,696,690
  Contracts in payout (annuitization) period                    -          149,144
                                                   -------------------------------
Total net assets                                   $    5,019,814   $  368,845,834
                                                   ===============================

Total number of mutual fund shares                      1,123,001       28,317,429
                                                   ===============================

Cost of mutual fund shares                         $    5,127,345   $  368,199,368
                                                   ===============================

                                                       ING ALGER        ING ALGER
                                                      AGGRESSIVE        AGGRESSIVE                       ING AMERICAN
                                                    GROWTH - INITIAL     GROWTH -         ING ALGER      CENTURY SMALL
                                                        CLASS         SERVICE CLASS        GROWTH          CAP VALUE
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $              2   $      901,506   $      254,944   $    1,833,983
                                                   -------------------------------------------------------------------
Total assets                                                      2          901,506          254,944        1,833,983
                                                   -------------------------------------------------------------------

Net assets                                         $              2   $      901,506   $      254,944   $    1,833,983
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $              2   $      901,506   $      254,944   $    1,833,983
  Contracts in payout (annuitization) period                      -                -                -                -
                                                   -------------------------------------------------------------------
Total net assets                                   $              2   $      901,506   $      254,944   $    1,833,983
                                                   ===================================================================

Total number of mutual fund shares                                -          177,113           38,686          225,029
                                                   ===================================================================

Cost of mutual fund shares                         $              -   $      946,220   $      268,953   $    1,862,566
                                                   ===================================================================

                                                      ING BARON
                                                      SMALL CAP        ING DSI
                                                       GROWTH       ENHANCED INDEX
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $    3,238,742   $      125,587
                                                   -------------------------------
Total assets                                            3,238,742          125,587
                                                   -------------------------------

Net assets                                         $    3,238,742   $      125,587
                                                   ===============================

NET ASSETS:
  Accumulation units                               $    3,238,742   $      125,587
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $    3,238,742   $      125,587
                                                   ===============================

Total number of mutual fund shares                        369,719           19,966
                                                   ===============================

Cost of mutual fund shares                         $    3,226,321   $      128,262
                                                   ===============================

                                                     ING GOLDMAN        ING JPMORGAN                      ING MFS
                                                   SACHS(R) CAPITAL       FLEMING       ING JPMORGAN      CAPITAL
                                                       GROWTH          INTERNATIONAL    MID CAP VALUE   OPPORTUNITIES
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $        347,106   $  107,839,182   $    1,038,243   $  129,150,107
                                                   -------------------------------------------------------------------
Total assets                                                347,106      107,839,182        1,038,243      129,150,107
                                                   -------------------------------------------------------------------

Net assets                                         $        347,106   $  107,839,182   $    1,038,243   $  129,150,107
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $        347,106   $  107,835,642   $    1,038,243   $  128,920,319
  Contracts in payout (annuitization) period                      -            3,540                -          229,788
                                                   -------------------------------------------------------------------
Total net assets                                   $        347,106   $  107,839,182   $    1,038,243   $  129,150,107
                                                   ===================================================================

Total number of mutual fund shares                           41,421       13,199,410          112,486        6,818,907
                                                   ===================================================================

Cost of mutual fund shares                         $        360,110   $  108,496,384   $    1,012,561   $  280,137,645
                                                   ===================================================================

                                                     ING SALOMON        ING T. ROWE       ING UBS          ING VAN
                                                       BROTHERS        PRICE GROWTH    TACTICAL ASSET      KAMPEN
                                                    INVESTORS VALUE       EQUITY         ALLOCATION       COMSTOCK
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $        635,447   $  169,888,791   $      474,490   $    8,174,710
                                                   -------------------------------------------------------------------
Total assets                                                635,447      169,888,791          474,490        8,174,710
                                                   -------------------------------------------------------------------

Net assets                                         $        635,447   $  169,888,791   $      474,490   $    8,174,710
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $        635,447   $  169,696,407   $      474,490   $    8,174,710
  Contracts in payout (annuitization) period                      -          192,384                -                -
                                                   -------------------------------------------------------------------
Total net assets                                   $        635,447   $  169,888,791   $      474,490   $    8,174,710
                                                   ===================================================================

Total number of mutual fund shares                           63,928        4,897,342           19,870          980,181
                                                   ===================================================================

Cost of mutual fund shares                         $        651,969   $  238,520,833   $      478,471   $    8,555,012
                                                   ===================================================================

SEE ACCOMPANYING NOTES.

                                                      ING MFS          ING MFS         ING OPCAP        ING PIMCO
                                                   GLOBAL GROWTH       RESEARCH      BALANCED VALUE    TOTAL RETURN
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $      202,106   $  114,492,117   $      515,293   $   16,278,729
                                                   -----------------------------------------------------------------
Total assets                                              202,106      114,492,117          515,293       16,278,729
                                                   -----------------------------------------------------------------

Net assets                                         $      202,106   $  114,492,117   $      515,293   $   16,278,729
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $      202,106   $  114,492,117   $      515,293   $   16,278,729
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $      202,106   $  114,492,117   $      515,293   $   16,278,729
                                                   =================================================================

Total number of mutual fund shares                         24,089       18,861,963           53,454        1,543,008
                                                   =================================================================

Cost of mutual fund shares                         $      206,850   $  193,786,491   $      496,953   $   16,088,863
                                                   =================================================================

                                                    ING SALOMON
                                                      BROTHERS
                                                     AGGRESSIVE        ING SALOMON
                                                       GROWTH       BROTHERS CAPITAL
                                                   ---------------------------------
ASSETS
  Investments in mutual funds at fair value        $  175,926,908   $        244,020
                                                   ---------------------------------
Total assets                                          175,926,908            244,020
                                                   ---------------------------------

Net assets                                         $  175,926,908   $        244,020
                                                   =================================

NET ASSETS:
  Accumulation units                               $  175,863,899   $        244,020
  Contracts in payout (annuitization) period               63,009                  -
                                                   ---------------------------------
Total net assets                                   $  175,926,908   $        244,020
                                                   =================================

Total number of mutual fund shares                      6,676,543             20,386
                                                   =================================

Cost of mutual fund shares                         $  334,595,176   $        248,054
                                                   =================================

                                                        ING VP
                                                      GROWTH AND          ING VP        ING VP INDEX     ING VP INDEX
                                                        INCOME            GROWTH        PLUS LARGECAP     PLUS MIDCAP
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $  2,141,417,737   $   76,538,648   $  378,460,454   $  144,261,308
                                                   -------------------------------------------------------------------
Total assets                                          2,141,417,737       76,538,648      378,460,454      144,261,308
                                                   -------------------------------------------------------------------

Net assets                                         $  2,141,417,737   $   76,538,648   $  378,460,454   $  144,261,308
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $  1,990,415,867   $   76,358,588   $  376,938,885   $  144,261,308
  Contracts in payout (annuitization) period            151,001,870          180,060        1,521,569                -
                                                   -------------------------------------------------------------------
Total net assets                                   $  2,141,417,737   $   76,538,648   $  378,460,454   $  144,261,308
                                                   ===================================================================

Total number of mutual fund shares                      147,683,982       11,173,525       34,881,148       12,163,685
                                                   ===================================================================

Cost of mutual fund shares                         $  4,531,485,244   $  161,832,623   $  594,877,437   $  166,481,077
                                                   ===================================================================

                                                                        ING VP
                                                    ING VP INDEX    INTERNATIONAL
                                                    PLUS SMALLCAP       EQUITY
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $   54,578,838   $    8,248,014
                                                   -------------------------------
Total assets                                           54,578,838        8,248,014
                                                   -------------------------------

Net assets                                         $   54,578,838   $    8,248,014
                                                   ===============================

NET ASSETS:
  Accumulation units                               $   54,578,838   $    8,248,014
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $   54,578,838   $    8,248,014
                                                   ===============================

Total number of mutual fund shares                      5,485,310        1,426,992
                                                   ===============================

Cost of mutual fund shares                         $   62,998,466   $    8,178,095
                                                   ===============================

                                                                                                          ING VP
                                                    ING VP SMALL        ING VP        ING VP VALUE        GROWTH
                                                       COMPANY        TECHNOLOGY      OPPORTUNITY     OPPORTUNITIES
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $  115,084,753   $   23,001,421   $  115,345,438   $      158,478
                                                   -----------------------------------------------------------------
Total assets                                          115,084,753       23,001,421      115,345,438          158,478
                                                   -----------------------------------------------------------------

Net assets                                         $  115,084,753   $   23,001,421   $  115,345,438   $      158,478
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $  114,964,528   $   23,001,421   $  115,345,438   $      158,478
  Contracts in payout (annuitization) period              120,225                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $  115,084,753   $   23,001,421   $  115,345,438   $      158,478
                                                   =================================================================

Total number of mutual fund shares                      9,026,255        8,647,151       11,806,084           42,261
                                                   =================================================================

Cost of mutual fund shares                         $  135,422,314   $   28,733,349   $  162,987,582   $      180,770
                                                   =================================================================

                                                                                                        JANUS ASPEN
                                                    JANUS ASPEN       JANUS ASPEN                         SERIES
                                                   SERIES CAPITAL   SERIES FLEXIBLE    JANUS ASPEN       WORLDWIDE
                                                    APPRECIATION        INCOME        SERIES GROWTH       GROWTH
                                                   ------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    2,019,288   $    92,270,717   $  199,166,215   $  513,442,582
                                                   ------------------------------------------------------------------
Total assets                                            2,019,288        92,270,717      199,166,215      513,442,582
                                                   ------------------------------------------------------------------

Net assets                                         $    2,019,288   $    92,270,717   $  199,166,215   $  513,442,582
                                                   ==================================================================

NET ASSETS:
  Accumulation units                               $    2,019,288   $    92,270,717   $  198,755,985   $  512,890,464
  Contracts in payout (annuitization) period                    -                 -          410,230          552,118
                                                   ------------------------------------------------------------------
Total net assets                                   $    2,019,288   $    92,270,717   $  199,166,215   $  513,442,582
                                                   ==================================================================

Total number of mutual fund shares                        117,128         7,501,684       13,632,184       24,391,572
                                                   ==================================================================

Cost of mutual fund shares                         $    2,177,031   $    89,156,434   $  390,279,371   $  845,300,790
                                                   ==================================================================

SEE ACCOMPANYING NOTES.

                                                        ING VP                             ING VP           ING VP
                                                    INTERNATIONAL          ING VP          MIDCAP          SMALLCAP
                                                        VALUE             MAGNACAP      OPPORTUNITIES    OPPORTUNITIES
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $     12,824,988   $      543,704   $      456,669   $    2,239,400
                                                   -------------------------------------------------------------------
Total assets                                             12,824,988          543,704          456,669        2,239,400
                                                   -------------------------------------------------------------------

Net assets                                         $     12,824,988   $      543,704   $      456,669   $    2,239,400
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $     12,824,988   $      543,704   $      456,669   $    2,239,400
  Contracts in payout (annuitization) period                      -                -                -                -
                                                   -------------------------------------------------------------------
Total net assets                                   $     12,824,988   $      543,704   $      456,669   $    2,239,400
                                                   ===================================================================

Total number of mutual fund shares                        1,491,278           79,722          101,482          210,272
                                                   ===================================================================

Cost of mutual fund shares                         $     14,075,662   $      602,186   $      481,168   $    2,965,983
                                                   ===================================================================

                                                      JANUS ASPEN
                                                   SERIES AGGRESSIVE     JANUS ASPEN
                                                         GROWTH        SERIES BALANCED
                                                   ------------------------------------
ASSETS
  Investments in mutual funds at fair value        $     369,183,603   $    353,540,115
                                                   ------------------------------------
Total assets                                             369,183,603        353,540,115
                                                   ------------------------------------

Net assets                                         $     369,183,603   $    353,540,115
                                                   ====================================

NET ASSETS:
  Accumulation units                               $     369,183,603   $    353,540,115
  Contracts in payout (annuitization) period                       -                  -
                                                   ------------------------------------
Total net assets                                   $     369,183,603   $    353,540,115
                                                   ====================================

Total number of mutual fund shares                        23,307,046         17,170,477
                                                   ====================================

Cost of mutual fund shares                         $   1,026,974,501   $    406,085,791
                                                   ====================================

                                                                      LORD ABBETT      LORD ABBETT
                                                                      GROWTH AND      MID-CAP VALUE     LORD ABBETT
                                                    JANUS TWENTY        INCOME          - CLASS A      MID-CAP VALUE
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $      382,575   $   12,172,231   $       21,419   $   10,124,322
                                                   -----------------------------------------------------------------
Total assets                                              382,575       12,172,231           21,419       10,124,322
                                                   -----------------------------------------------------------------

Net assets                                         $      382,575   $   12,172,231   $       21,419   $   10,124,322
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $      382,575   $   12,172,231   $       21,419   $   10,124,322
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $      382,575   $   12,172,231   $       21,419   $   10,124,322
                                                   =================================================================

Total number of mutual fund shares                         13,188          646,428            1,392          730,471
                                                   =================================================================

Cost of mutual fund shares                         $      522,388   $   13,083,528   $       21,216   $   10,553,740
                                                   =================================================================

                                                                     OPPENHEIMER
                                                     MFS(R) TOTAL    AGGRESSIVE
                                                       RETURN          GROWTH
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $   39,338,031   $        2,970
                                                   -------------------------------
Total assets                                           39,338,031            2,970
                                                   -------------------------------

Net assets                                         $   39,338,031   $        2,970
                                                   ===============================

NET ASSETS:
  Accumulation units                               $   39,338,031   $            -
  Contracts in payout (annuitization) period                    -            2,970
                                                   -------------------------------
Total net assets                                   $   39,338,031   $        2,970
                                                   ===============================

Total number of mutual fund shares                      2,295,101              102
                                                   ===============================

Cost of mutual fund shares                         $   41,792,393   $        3,667
                                                   ===============================

                                                                                    OPPENHEIMER
                                                    OPPENHEIMER     OPPENHEIMER     MAIN STREET
                                                    DEVELOPING        GLOBAL          GROWTH &      OPPENHEIMER
                                                      MARKETS       SECURITIES        INCOME       STRATEGIC BOND
                                                   --------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   1,294,154   $ 117,399,787   $      28,115   $   16,661,898
                                                   --------------------------------------------------------------
Total assets                                           1,294,154     117,399,787          28,115       16,661,898
                                                   --------------------------------------------------------------

Net assets                                         $   1,294,154   $ 117,399,787   $      28,115   $   16,661,898
                                                   ==============================================================

NET ASSETS:
  Accumulation units                               $   1,294,154   $ 117,399,787   $           -   $   16,650,286
  Contracts in payout (annuitization) period                   -               -          28,115           11,612
                                                   --------------------------------------------------------------
Total net assets                                   $   1,294,154   $ 117,399,787   $      28,115   $   16,661,898
                                                   ==============================================================

Total number of mutual fund shares                       100,556       6,632,756           1,835        3,645,930
                                                   ==============================================================

Cost of mutual fund shares                         $   1,264,228   $ 149,703,343   $      33,098   $   16,181,796
                                                   ==============================================================

SEE ACCOMPANYING NOTES.

                                                     PAX WORLD     PIONEER EQUITY    PIONEER FUND    PIONEER MID
                                                     BALANCED        INCOME VCT          VCT        CAP VALUE VCT
                                                   --------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
                                                   --------------------------------------------------------------
Total assets                                           1,604,811        3,782,466         431,901       2,143,337
                                                   --------------------------------------------------------------

Net assets                                         $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
                                                   ==============================================================

NET ASSETS:
  Accumulation units                               $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
  Contracts in payout (annuitization) period                   -                -               -               -
                                                   --------------------------------------------------------------
Total net assets                                   $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
                                                   ==============================================================

Total number of mutual fund shares                        90,057          250,329          28,266         143,463
                                                   ==============================================================

Cost of mutual fund shares                         $   1,768,536   $    3,950,199   $     447,852   $   2,237,693
                                                   ==============================================================

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                             Statement of Operations

                      For the year ended December 31, 2002

                                                        AIM V.I.                                       AIM V.I.
                                                        CAPITAL        AIM V.I.        AIM V.I.        PREMIER
                                                     APPRECIATION    CORE EQUITY       GROWTH          EQUITY
                                                     ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $          -    $    128,392    $          -    $     64,509
                                                     ------------------------------------------------------------
Total investment income                                         -         128,392               -          64,509

Expenses:
  Mortality and expense risk and other charges            182,097         428,397         144,737         197,291
                                                     ------------------------------------------------------------
Total expenses                                            182,097         428,397         144,737         197,291
                                                     ------------------------------------------------------------
Net investment income (loss)                             (182,097)       (300,005)       (144,737)       (132,782)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                (3,280,466)     (5,332,064)     (5,229,503)     (3,657,522)
Capital gains distributions                                     -               -               -               -
                                                     ------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                          (3,280,466)     (5,332,064)     (5,229,503)     (3,657,522)

Net unrealized appreciation (depreciation) of
  investments                                          (1,536,061)     (1,623,467)        109,770      (3,590,929)
                                                     ------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $ (4,998,624)   $ (7,255,536)   $ (5,264,470)   $ (7,381,233)
                                                     ============================================================

                                                                                                               FRANKLIN
                                                     FIDELITY(R) VIP    FIDELITY(R) VIP                       SMALL CAP
                                                        II ASSET              II           FIDELITY(R) VIP      VALUE
                                                       MANAGER(SM)       CONTRAFUND(R)      II INDEX 500      SECURITIES
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       791,164    $     2,996,178    $     1,112,964   $     22,089
                                                     --------------------------------------------------------------------
Total investment income                                      791,164          2,996,178          1,112,964         22,089

Expenses:
  Mortality and expense risk and other charges               199,891          4,047,005            853,969         45,518
                                                     --------------------------------------------------------------------
Total expenses                                               199,891          4,047,005            853,969         45,518
                                                     --------------------------------------------------------------------
Net investment income (loss)                                 591,273         (1,050,827)           258,995        (23,429)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (683,859)         3,612,614         (5,339,241)      (435,223)
Capital gains distributions                                        -                  -                  -        154,511
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (683,859)         3,612,614         (5,339,241)      (280,712)

Net unrealized appreciation (depreciation) of
  investments                                             (2,081,878)       (44,845,411)       (17,807,942)    (1,169,760)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $    (2,174,464)   $   (42,283,624)   $   (22,888,188)  $ (1,473,901)
                                                     ====================================================================

SEE ACCOMPANYING NOTES.

                                                        AMERICAN
                                                        CENTURY(R)         CALVERT
                                                        INCOME &            SOCIAL          CHAPMAN          EVERGREEN
                                                         GROWTH            BALANCED       DEM(R) EQUITY    SPECIAL VALUES
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       11,574    $    1,460,463    $            -    $            -
                                                     --------------------------------------------------------------------
Total investment income                                      11,574         1,460,463                 -                 -
                                                     --------------------------------------------------------------------

Expenses:
  Mortality and expense risk and other charges                9,389           556,045             1,021            77,529
                                                     --------------------------------------------------------------------
Total expenses                                                9,389           556,045             1,021            77,529
                                                     --------------------------------------------------------------------
Net investment income (loss)                                  2,185           904,418            (1,021)          (77,529)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (137,793)         (503,998)          (37,967)         (136,508)
Capital gains distributions                                       -                 -                 -           280,813
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (137,793)         (503,998)          (37,967)          144,305
                                                     --------------------------------------------------------------------

Net unrealized appreciation (depreciation) of
  investments                                               (89,471)       (8,105,310)           (7,677)       (1,182,263)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (225,079)   $   (7,704,890)   $      (46,665)   $   (1,115,487)
                                                     ====================================================================

                                                     FIDELITY(R) VIP   FIDELITY(R) VIP  FIDELITY(R) VIP    FIDELITY(R) VIP
                                                      EQUITY-INCOME        GROWTH          HIGH INCOME        OVERSEAS
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $    3,847,730    $      826,831    $      267,544    $      107,102
                                                     --------------------------------------------------------------------
Total investment income                                   3,847,730           826,831           267,544           107,102

Expenses:
  Mortality and expense risk and other charges            2,562,270         3,532,603            29,104           170,215
                                                     --------------------------------------------------------------------
Total expenses                                            2,562,270         3,532,603            29,104           170,215
                                                     --------------------------------------------------------------------
Net investment income (loss)                              1,285,460        (2,705,772)          238,440           (63,113)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (1,489,070)       (3,719,368)         (294,898)       (1,463,601)
Capital gains distributions                               5,237,189                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                             3,748,119        (3,719,368)         (294,898)       (1,463,601)

Net unrealized appreciation (depreciation) of
  investments                                           (54,582,388)     (119,137,622)          132,233           234,402
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (49,548,809)   $ (125,562,762)   $       75,775    $   (1,292,312)
                                                     ====================================================================

                                                        ING GET         ING GET          ING GET          ING GET
                                                     FUND - SERIES   FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                           C               D                E                G
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -   $  11,223,143    $   4,475,555    $   1,217,952
                                                     ---------------------------------------------------------------
Total investment income                                          -      11,223,143        4,475,555        1,217,952

Expenses:
  Mortality and expense risk and other charges                   -       3,462,868        1,504,579          439,400
                                                     ---------------------------------------------------------------
Total expenses                                                   -       3,462,868        1,504,579          439,400
                                                     ---------------------------------------------------------------
Net investment income (loss)                                     -       7,760,275        2,970,976          778,552

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                          -      (3,074,187)        (463,497)         (98,487)
Capital gains distributions                                      -               -                -                -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                    -      (3,074,187)        (463,497)         (98,487)

Net unrealized appreciation (depreciation) of
  investments                                                    -      (6,395,383)         395,754          396,324
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $           -   $  (1,709,295)   $   2,903,233    $   1,076,389
                                                     ===============================================================

                                                        ING GET          ING GET          ING GET          ING GET
                                                     FUND - SERIES    FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                           H                I                J                K
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     884,658    $      43,214    $      13,444    $      59,139
                                                     ----------------------------------------------------------------
Total investment income                                    884,658           43,214           13,444           59,139

Expenses:
  Mortality and expense risk and other charges             337,023           21,316            6,731           29,131
                                                     ----------------------------------------------------------------
Total expenses                                             337,023           21,316            6,731           29,131
                                                     ----------------------------------------------------------------
Net investment income (loss)                               547,635           21,898            6,713           30,008

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (18,834)            (569)            (125)          (1,488)
Capital gains distributions                                      -                -                -                -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (18,834)            (569)            (125)          (1,488)

Net unrealized appreciation (depreciation) of
  investments                                              261,776           20,808            9,404           61,491
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     790,577    $      42,137    $      15,992    $      90,011
                                                     ================================================================

                                                        ING GET          ING GET         ING GET
                                                     FUND - SERIES    FUND - SERIES   FUND - SERIES      ING VP
                                                           L                Q               S           BALANCED
                                                     -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $         643    $      98,661   $     297,798   $  7,228,682
                                                     -------------------------------------------------------------
Total investment income                                        643           98,661         297,798      7,228,682

Expenses:
  Mortality and expense risk and other charges              15,737           58,960         213,567      7,557,547
                                                     -------------------------------------------------------------
Total expenses                                              15,737           58,960         213,567      7,557,547
                                                     -------------------------------------------------------------
Net investment income (loss)                               (15,094)          39,701          84,231       (328,865)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (3,830)           1,001           1,225    (34,343,919)
Capital gains distributions                                      -                -               -              -
                                                     -------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (3,830)           1,001           1,225    (34,343,919)

Net unrealized appreciation (depreciation) of
  investments                                               33,101           14,598         251,129    (50,313,550)
                                                     -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      14,177    $      55,300   $     336,585   $(84,986,334)
                                                     =============================================================

                                                       ING ALGER                            ING
                                                      AGGRESSIVE                          AMERICAN       ING BARON
                                                        GROWTH -        ING ALGER      CENTURY SMALL     SMALL CAP
                                                     SERVICE CLASS       GROWTH          CAP VALUE        GROWTH
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -    $           -    $         397    $          -
                                                     ---------------------------------------------------------------
Total investment income                                          -                -              397               -

Expenses:
  Mortality and expense risk and other charges               3,836              874            8,884          12,030
                                                     ---------------------------------------------------------------
Total expenses                                               3,836              874            8,884          12,030
                                                     ---------------------------------------------------------------
Net investment income (loss)                                (3,836)            (874)          (8,487)        (12,030)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (31,634)          (3,216)        (121,450)        (91,546)
Capital gains distributions                                      -                -                -               -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (31,634)          (3,216)        (121,450)        (91,546)

Net unrealized appreciation (depreciation) of
  investments                                              (44,714)         (14,009)         (28,584)         12,422
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (80,184)   $     (18,099)   $    (158,521)   $    (91,154)
                                                     ===============================================================

SEE ACCOMPANYING NOTES.

                                                                        ING VP                            ING VP
                                                                       EMERGING           ING VP          NATURAL
                                                      ING VP BOND       MARKETS        MONEY MARKET      RESOURCES
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $  13,979,625   $           -    $  14,043,117    $      22,713
                                                     ---------------------------------------------------------------
Total investment income                                 13,979,625               -       14,043,117           22,713

Expenses:
  Mortality and expense risk and other charges           4,627,415          60,027        3,562,468          130,706
                                                     ---------------------------------------------------------------
Total expenses                                           4,627,415          60,027        3,562,468          130,706
                                                     ---------------------------------------------------------------
Net investment income (loss)                             9,352,210         (60,027)      10,480,649         (107,993)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  1,537,440         (12,437)      (7,043,074)        (496,464)
Capital gains distributions                              1,998,967               -                -                -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            3,536,407         (12,437)      (7,043,074)        (496,464)

Net unrealized appreciation (depreciation) of
  investments                                           16,434,247        (364,864)      (1,171,791)          60,037
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  29,322,864   $    (437,328)   $   2,265,784    $    (544,420)
                                                     ===============================================================

                                                         ING VP           ING VP           ING VP       ING ALGER
                                                       STRATEGIC        STRATEGIC        STRATEGIC      AGGRESSIVE
                                                       ALLOCATION       ALLOCATION       ALLOCATION       GROWTH -
                                                        BALANCED          GROWTH           INCOME      INITIAL CLASS
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $   1,355,671    $   1,073,695    $   1,180,083   $           -
                                                     ---------------------------------------------------------------
Total investment income                                  1,355,671        1,073,695        1,180,083               -

Expenses:
  Mortality and expense risk and other charges             586,135          682,897          378,761               -
                                                     ---------------------------------------------------------------
Total expenses                                             586,135          682,897          378,761               -
                                                     ---------------------------------------------------------------
Net investment income (loss)                               769,536          390,798          801,322               -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (1,102,064)      (1,461,955)        (969,993)              -
Capital gains distributions                                      -                -                -               -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (1,102,064)      (1,461,955)        (969,993)              -

Net unrealized appreciation (depreciation) of
  investments                                           (5,686,989)      (8,837,831)      (1,818,919)              -
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (6,019,517)   $  (9,908,988)   $  (1,987,590)  $           -
                                                     ===============================================================

                                                                       ING GOLDMAN         ING              ING
                                                        ING DSI          SACHS(R)        JPMORGAN         JPMORGAN
                                                        ENHANCED         CAPITAL          FLEMING         MID CAP
                                                         INDEX           GROWTH        INTERNATIONAL       VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $          30    $           7    $     787,040    $       1,944
                                                     ----------------------------------------------------------------
Total investment income                                         30                7          787,040            1,944

Expenses:
  Mortality and expense risk and other charges                 515            1,118        1,357,529            4,541
                                                     ----------------------------------------------------------------
Total expenses                                                 515            1,118        1,357,529            4,541
                                                     ----------------------------------------------------------------
Net investment income (loss)                                  (485)          (1,111)        (570,489)          (2,597)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (4,889)          (4,786)     (16,743,987)         (24,056)
Capital gains distributions                                      2                -                -                -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (4,887)          (4,786)     (16,743,987)         (24,056)

Net unrealized appreciation (depreciation) of
  investments                                               (2,676)         (13,003)      (1,962,516)          25,682
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      (8,048)   $     (18,900)   $ (19,276,992)   $        (971)
                                                     ================================================================

                                                        ING MFS          ING MFS                          ING OPCAP
                                                        CAPITAL          GLOBAL          ING MFS          BALANCED
                                                     OPPORTUNITIES       GROWTH          RESEARCH          VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -    $           -    $     289,444    $          63
                                                     ----------------------------------------------------------------
Total investment income                                          -                -          289,444               63

Expenses:
  Mortality and expense risk and other charges           1,732,432              804        1,536,082            1,534
                                                     ----------------------------------------------------------------
Total expenses                                           1,732,432              804        1,536,082            1,534
                                                     ----------------------------------------------------------------
Net investment income (loss)                            (1,732,432)            (804)      (1,246,638)          (1,471)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                (12,395,860)          (6,443)      (9,551,678)          (3,740)
Capital gains distributions                                      -                -                -            2,338
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                          (12,395,860)          (6,443)      (9,551,678)          (1,402)

Net unrealized appreciation (depreciation) of
  investments                                          (50,689,147)          (4,744)     (32,212,734)          18,340
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $ (64,817,439)   $     (11,991)   $ (43,011,050)   $      15,467
                                                     ================================================================

                                                                        ING SALOMON                       ING SALOMON
                                                                         BROTHERS         ING SALOMON      BROTHERS
                                                       ING PIMCO        AGGRESSIVE          BROTHERS      INVESTORS
                                                      TOTAL RETURN        GROWTH            CAPITAL         VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      219,968   $            -    $           62    $        90
                                                     ----------------------------------------------------------------
Total investment income                                     219,968                -                62             90

Expenses:
  Mortality and expense risk and other charges               61,457        2,396,499               792          1,884
                                                     ----------------------------------------------------------------
Total expenses                                               61,457        2,396,499               792          1,884
                                                     ----------------------------------------------------------------
Net investment income (loss)                                158,511       (2,396,499)             (730)        (1,794)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      42,596      (13,795,581)           (8,746)       (15,888)
Capital gains distributions                                 162,107                -               846            281
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               204,703      (13,795,581)           (7,900)       (15,607)

Net unrealized appreciation (depreciation) of
  investments                                               189,866      (90,735,538)           (4,034)       (16,522)
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      553,080   $ (106,927,618)   $      (12,664)   $   (33,923)
                                                     ================================================================

                                                        ING VP                                              ING VP
                                                     INTERNATIONAL    ING VP SMALL         ING VP           VALUE
                                                        EQUITY           COMPANY         TECHNOLOGY      OPPORTUNITY
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      20,925    $     603,053    $           -    $     540,931
                                                     ----------------------------------------------------------------
Total investment income                                     20,925          603,053                -          540,931

Expenses:
  Mortality and expense risk and other charges             101,418        1,343,632          297,117        1,267,757
                                                     ----------------------------------------------------------------
Total expenses                                             101,418        1,343,632          297,117        1,267,757
                                                     ----------------------------------------------------------------
Net investment income (loss)                               (80,493)        (740,579)        (297,117)        (726,826)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (2,402,176)     (11,913,057)     (19,417,666)      (5,359,974)
Capital gains distributions                                      -                -                -                -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (2,402,176)     (11,913,057)     (19,417,666)      (5,359,974)

Net unrealized appreciation (depreciation) of
  investments                                             (404,888)     (23,959,831)       3,470,330      (33,841,501)
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (2,887,557)   $ (36,613,467)   $ (16,244,453)   $ (39,928,301)
                                                     ================================================================

SEE ACCOMPANYING NOTES.

                                                       ING T. ROWE         ING UBS          ING VAN            ING VP
                                                      PRICE GROWTH     TACTICAL ASSET        KAMPEN          GROWTH AND
                                                         EQUITY          ALLOCATION         COMSTOCK           INCOME
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      381,611    $            -    $       36,689    $   23,373,556
                                                     --------------------------------------------------------------------
Total investment income                                     381,611                 -            36,689        23,373,556

Expenses:
  Mortality and expense risk and other charges            2,059,694             1,505            33,858        30,805,558
                                                     --------------------------------------------------------------------
Total expenses                                            2,059,694             1,505            33,858        30,805,558
                                                     --------------------------------------------------------------------
Net investment income (loss)                             (1,678,083)           (1,505)            2,831        (7,432,002)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (2,973,217)          (12,258)           (9,269)     (453,545,995)
Capital gains distributions                                       -               327                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            (2,973,217)          (11,931)           (9,269)     (453,545,995)

Net unrealized appreciation (depreciation) of
  investments                                           (50,934,167)           (3,982)         (380,302)     (363,306,637)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (55,585,467)   $      (17,418)   $     (386,740)   $ (824,284,634)
                                                     ====================================================================

                                                         ING VP         ING VP INDEX      ING VP INDEX     ING VP INDEX
                                                         GROWTH         PLUS LARGECAP     PLUS MIDCAP      PLUS SMALLCAP
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $            -    $    1,014,319    $      520,136    $       72,685
                                                     --------------------------------------------------------------------
Total investment income                                           -         1,014,319           520,136            72,685

Expenses:
  Mortality and expense risk and other charges            1,010,818         4,418,330         1,337,220           497,647
                                                     --------------------------------------------------------------------
Total expenses                                            1,010,818         4,418,330         1,337,220           497,647
                                                     --------------------------------------------------------------------
Net investment income (loss)                             (1,010,818)       (3,404,011)         (817,084)         (424,962)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (10,291,958)      (14,023,982)       (2,146,769)       (1,081,750)
Capital gains distributions                                       -                 -                 -           587,912
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (10,291,958)      (14,023,982)       (2,146,769)         (493,838)

Net unrealized appreciation (depreciation) of
  investments                                           (23,361,352)      (92,338,545)      (20,159,691)       (9,009,053)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (34,664,128)   $ (109,766,538)   $  (23,123,544)   $   (9,927,853)
                                                     ====================================================================

                                                         ING VP           ING VP                             ING VP
                                                         GROWTH        INTERNATIONAL         ING VP           MIDCAP
                                                      OPPORTUNITIES       VALUE             MAGNACAP       OPPORTUNITIES
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $            -    $       61,973    $        3,826    $            -
                                                     --------------------------------------------------------------------
Total investment income                                           -            61,973             3,826                 -

Expenses:
  Mortality and expense risk and other charges                  828            66,992             2,666             2,259
                                                     --------------------------------------------------------------------
Total expenses                                                  828            66,992             2,666             2,259
                                                     --------------------------------------------------------------------
Net investment income (loss)                                   (828)           (5,019)            1,160            (2,259)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (13,616)         (281,022)           (2,679)          (45,113)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (13,616)         (281,022)           (2,679)          (45,113)

Net unrealized appreciation (depreciation) of
  investments                                               (22,292)       (1,267,175)          (58,482)          (24,387)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      (36,736)   $   (1,553,216)   $      (60,001)   $      (71,759)
                                                     ====================================================================

                                                                         JANUS ASPEN                         JANUS ASPEN
                                                         ING VP            SERIES         JANUS ASPEN          SERIES
                                                        SMALLCAP         AGGRESSIVE         SERIES            CAPITAL
                                                      OPPORTUNITIES        GROWTH          BALANCED         APPRECIATION
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $            -    $            -    $    8,885,698    $        4,158
                                                     --------------------------------------------------------------------
Total investment income                                           -                 -         8,885,698             4,158

Expenses:
  Mortality and expense risk and other charges               10,280         4,630,101         3,709,235            12,486
                                                     --------------------------------------------------------------------
Total expenses                                               10,280         4,630,101         3,709,235            12,486
                                                     --------------------------------------------------------------------
Net investment income (loss)                                (10,280)       (4,630,101)        5,176,463            (8,328)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (143,015)      (29,446,934)        3,603,487           (56,944)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (143,015)      (29,446,934)        3,603,487           (56,944)

Net unrealized appreciation (depreciation) of
  investments                                              (729,426)     (125,670,540)      (36,599,136)         (142,085)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (882,721)   $ (159,747,575)   $  (27,819,186)   $     (207,357)
                                                     ====================================================================

                                                                                         JANUS ASPEN
                                                       JANUS ASPEN                         SERIES
                                                     SERIES FLEXIBLE    JANUS ASPEN       WORLDWIDE
                                                         INCOME        SERIES GROWTH       GROWTH        JANUS TWENTY
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     3,369,022   $           -    $   5,629,660    $       2,769
                                                     -----------------------------------------------------------------
Total investment income                                    3,369,022               -        5,629,660            2,769

Expenses:
  Mortality and expense risk and other charges               694,258       2,623,799        6,708,555            4,297
                                                     -----------------------------------------------------------------
Total expenses                                               694,258       2,623,799        6,708,555            4,297
                                                     -----------------------------------------------------------------
Net investment income (loss)                               2,674,764      (2,623,799)      (1,078,895)          (1,528)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      436,108      (8,168,015)       9,132,959         (130,373)
Capital gains distributions                                        -               -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                436,108      (8,168,015)       9,132,959         (130,373)

Net unrealized appreciation (depreciation) of
  investments                                              3,208,551     (70,336,374)    (206,185,282)           5,684
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     6,319,423   $ (81,128,188)   $(198,131,218)   $    (126,217)
                                                     =================================================================

                                                      OPPENHEIMER         PAX WORLD      PIONEER EQUITY     PIONEER FUND
                                                     STRATEGIC BOND       BALANCED         INCOME VCT           VCT
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      871,546    $       32,874    $       49,068    $        2,727
                                                     --------------------------------------------------------------------
Total investment income                                     871,546            32,874            49,068             2,727

Expenses:
  Mortality and expense risk and other charges              138,156            19,107            13,849             1,786
                                                     --------------------------------------------------------------------
Total expenses                                              138,156            19,107            13,849             1,786
                                                     --------------------------------------------------------------------
Net investment income (loss)                                733,390            13,767            35,219               941

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (430,873)         (184,739)          (38,971)           (9,207)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (430,873)         (184,739)          (38,971)           (9,207)

Net unrealized appreciation (depreciation) of
  investments                                               555,158           (54,342)         (168,552)          (15,952)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      857,675    $     (225,314)   $     (172,304)   $      (24,218)
                                                     ====================================================================

SEE ACCOMPANYING NOTES.

                                                       LORD ABBETT      LORD ABBETT      LORD ABBETT
                                                       GROWTH AND      MID-CAP VALUE       MID-CAP          MFS(R) TOTAL
                                                         INCOME          - CLASS A          VALUE             RETURN
                                                     -------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       70,400    $            -   $       56,076    $      454,193
                                                     -------------------------------------------------------------------
Total investment income                                      70,400                 -           56,076           454,193

Expenses:
  Mortality and expense risk and other charges               57,170                 -           40,389           328,661
                                                     -------------------------------------------------------------------
Total expenses                                               57,170                 -           40,389           328,661
                                                     -------------------------------------------------------------------
Net investment income (loss)                                 13,230                 -           15,687           125,532

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (3,579)                -          (43,515)         (243,763)
Capital gains distributions                                   1,574                 -                -           360,102
                                                     -------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                (2,005)                -          (43,515)          116,339

Net unrealized appreciation (depreciation) of
  investments                                              (935,754)              203         (436,458)       (2,403,153)
                                                     -------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (924,529)   $          203   $     (464,286)   $   (2,161,282)
                                                     ===================================================================

                                                                                                            OPPENHEIMER
                                                       OPPENHEIMER       OPPENHEIMER      OPPENHEIMER       MAIN STREET
                                                       AGGRESSIVE        DEVELOPING          GLOBAL          GROWTH &
                                                         GROWTH            MARKETS         SECURITIES         INCOME
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           29    $       18,934    $      519,745    $          191
                                                     --------------------------------------------------------------------
Total investment income                                          29            18,934           519,745               191

Expenses:
  Mortality and expense risk and other charges                   40            12,333         1,134,587               386
                                                     --------------------------------------------------------------------
Total expenses                                                   40            12,333         1,134,587               386
                                                     --------------------------------------------------------------------
Net investment income (loss)                                    (11)            6,601          (614,842)             (195)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                         (78)         (215,922)       (6,640,263)             (296)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                   (78)         (215,922)       (6,640,263)             (296)

Net unrealized appreciation (depreciation) of
  investments                                                  (698)           26,023       (23,058,302)           (4,983)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $         (787)   $     (183,298)   $  (30,313,407)   $       (5,474)
                                                     ====================================================================

                                                     PIONEER MID CAP
                                                        VALUE VCT
                                                     ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $         3,666
                                                     ---------------
Total investment income                                        3,666

Expenses:
  Mortality and expense risk and other charges                11,584
                                                     ---------------
Total expenses                                                11,584
                                                     ---------------
Net investment income (loss)                                  (7,918)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (134,601)
Capital gains distributions                                   32,346
                                                     ---------------
Total realized gain (loss) on investments and
  capital gains distributions                               (102,255)

Net unrealized appreciation (depreciation) of
  investments                                                (99,000)
                                                     ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      (209,173)
                                                     ===============

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                                  AIM V.I.
                                                                  CAPITAL         AIM V.I. CORE       AIM V.I.
                                                                APPRECIATION         EQUITY            GROWTH
                                                               --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $   21,974,303    $   48,981,132    $   19,441,222

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     1,302,684          (484,048)         (139,088)
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (1,526,450)       (1,728,790)       (1,939,557)
   Net unrealized appreciation (depreciation) of investments       (5,252,508)      (10,786,560)       (5,150,424)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from            (5,476,274)      (12,999,398)       (7,229,069)
     operations

Changes from principal transactions:
   Total unit transactions                                          2,528,530         8,297,132         3,356,314
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   2,528,530         8,297,132         3,356,314
                                                               --------------------------------------------------
Total increase (decrease)                                          (2,947,744)       (4,702,266)       (3,872,755)
                                                               --------------------------------------------------
Net assets at December 31, 2001                                    19,026,559        44,278,866        15,568,467

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (182,097)         (300,005)         (144,737)
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (3,280,466)       (5,332,064)       (5,229,503)
   Net unrealized appreciation (depreciation) of investments       (1,536,061)       (1,623,467)          109,770
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (4,998,624)       (7,255,536)       (5,264,470)

Changes from principal transactions:
   Total unit transactions                                          1,274,235        (2,295,542)        1,098,873
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   1,274,235        (2,295,542)        1,098,873
                                                               --------------------------------------------------
Total increase (decrease)                                          (3,724,389)       (9,551,078)       (4,165,597)
                                                               --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   15,302,170    $   34,727,788    $   11,402,870
                                                               ==================================================

SEE ACCOMPANYING NOTES.

                                                                                    AMERICAN
                                                                  AIM V.I.         CENTURY(R)
                                                                  PREMIER           INCOME &       CALVERT SOCIAL
                                                                   EQUITY            GROWTH           BALANCED
                                                               --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $   18,487,184    $            -    $   63,262,465

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       257,274               148         2,642,143
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (802,610)          (18,554)          504,915
   Net unrealized appreciation (depreciation) of investments       (2,476,719)          (14,022)       (8,202,516)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (3,022,055)          (32,428)       (5,055,458)

Changes from principal transactions:
   Total unit transactions                                          6,869,339           661,379           133,413
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   6,869,339           661,379           133,413
                                                               --------------------------------------------------
Total increase (decrease)                                           3,847,284           628,951        (4,922,045)
                                                               --------------------------------------------------
Net assets at December 31, 2001                                    22,334,468           628,951        58,340,420

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (132,782)            2,185           904,418
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (3,657,522)         (137,793)         (503,998)
   Net unrealized appreciation (depreciation) of investments       (3,590,929)          (89,471)       (8,105,310)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (7,381,233)         (225,079)       (7,704,890)

Changes from principal transactions:
   Total unit transactions                                          1,023,274           747,666          (869,586)
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   1,023,274           747,666          (869,586)
                                                               --------------------------------------------------
Total increase (decrease)                                          (6,357,959)          522,587        (8,574,476)
                                                               --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   15,976,509    $    1,151,538    $   49,765,944
                                                               ==================================================

                                                               CHAPMAN DEM(R)      EVERGREEN      FIDELITY(R) VIP   FIDELITY(R) VIP
                                                                   EQUITY        SPECIAL VALUES    EQUITY-INCOME        GROWTH
                                                               --------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $            -    $            -    $  195,902,776    $  448,871,801

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          (641)          213,423         1,055,312         9,594,905
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (24,232)           24,793          (198,840)        6,136,259
   Net unrealized appreciation (depreciation) of investments            7,716           (12,633)       (2,078,943)      (71,921,470)
                                                               --------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (17,157)          225,583        (1,222,471)      (56,190,306)

Changes from principal transactions:
   Total unit transactions                                            109,430         3,700,154        42,633,922        (4,330,388)
                                                               --------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     109,430         3,700,154        42,633,922        (4,330,388)
                                                               --------------------------------------------------------------------
Total increase (decrease)                                              92,273         3,925,737        41,411,451       (60,520,694)
                                                               --------------------------------------------------------------------
Net assets at December 31, 2001                                        92,273         3,925,737       237,314,227       388,351,107

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (1,021)          (77,529)        1,285,460        (2,705,772)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (37,967)          144,305         3,748,119        (3,719,368)
   Net unrealized appreciation (depreciation) of investments           (7,677)       (1,182,263)      (54,582,388)     (119,137,622)
                                                               --------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (46,665)       (1,115,487)      (49,548,809)     (125,562,762)

Changes from principal transactions:
   Total unit transactions                                              5,119         6,556,779        39,129,270        14,955,218
                                                               --------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       5,119         6,556,779        39,129,270        14,955,218
                                                               --------------------------------------------------------------------
Total increase (decrease)                                             (41,546)        5,441,292       (10,419,539)     (110,607,544)
                                                               --------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $       50,727    $    9,367,029    $  226,894,688    $  277,743,563
                                                               ====================================================================

                                                                                                     FIDELITY(R) VIP
                                                               FIDELITY(R) VIP    FIDELITY(R) VIP       II ASSET
                                                                 HIGH INCOME         OVERSEAS          MANAGER(SM)
                                                               -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $     2,449,768    $    18,191,519    $    23,730,253

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     10,396,557         25,126,390            286,471
   Net realized gain (loss) on investments and capital gains
     distributions                                                     877,889          2,754,684         (1,178,991)
   Net unrealized appreciation (depreciation) of investments       (24,666,427)      (113,705,777)           490,850
                                                               -----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (13,391,981)       (85,824,703)          (401,670)

Changes from principal transactions:
   Total unit transactions                                          13,636,484         82,399,033         (1,739,120)
                                                               -----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   13,636,484         82,399,033         (1,739,120)
                                                               -----------------------------------------------------
Total increase (decrease)                                              244,503         (3,425,670)        (2,140,790)
                                                               -----------------------------------------------------
Net assets at December 31, 2001                                      2,694,271         14,765,849         21,589,463

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        238,440            (63,113)           591,273
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (294,898)        (1,463,601)          (683,859)
   Net unrealized appreciation (depreciation) of investments           132,233            234,402         (2,081,878)
                                                               -----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                         75,775         (1,292,312)        (2,174,464)

Changes from principal transactions:
   Total unit transactions                                             799,385            602,088         (1,180,056)
                                                               -----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      799,385            602,088         (1,180,056)
                                                               -----------------------------------------------------
Total increase (decrease)                                              875,160           (690,224)        (3,354,520)
                                                               -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $     3,569,431    $    14,075,625    $    18,234,943
                                                               =====================================================

SEE ACCOMPANYING NOTES.

                                                                                                         FRANKLIN
                                                                                                        SMALL CAP
                                                               FIDELITY(R) VIP     FIDELITY(R) VIP        VALUE
                                                               II CONTRAFUND(R)     II INDEX 500        SECURITIES
                                                               ----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $    420,901,510    $   104,649,875    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          82,731          1,998,428             (208)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    1,026,467         (8,115,349)             181
   Net unrealized appreciation (depreciation) of investments        (15,151,354)         2,165,801           12,921
                                                               ----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (14,042,156)        (3,951,120)          12,894

Changes from principal transactions:
   Total unit transactions                                          (31,572,214)        (4,602,017)         116,831
                                                               ----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (31,572,214)        (4,602,017)         116,831
                                                               ----------------------------------------------------
Total increase (decrease)                                           (45,614,370)        (8,553,137)         129,725
                                                               ----------------------------------------------------
Net assets at December 31, 2001                                     375,287,140         96,096,738          129,725

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (1,050,827)           258,995          (23,429)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    3,612,614         (5,339,241)        (280,712)
   Net unrealized appreciation (depreciation) of investments        (44,845,411)       (17,807,942)      (1,169,760)
                                                               ----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (42,283,624)       (22,888,188)      (1,473,901)

Changes from principal transactions:
   Total unit transactions                                           49,352,440           (540,370)       9,294,799
                                                               ----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    49,352,440           (540,370)       9,294,799
                                                               ----------------------------------------------------
Total increase (decrease)                                             7,068,816        (23,428,558)       7,820,898
                                                               ----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $    382,355,956    $    72,668,180    $   7,950,623
                                                               ====================================================

                                                                  ING GET          ING GET          ING GET          ING GET
                                                               FUND - SERIES    FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                                     C                D                E                G
                                                               ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $ 136,195,306    $ 331,078,585    $ 131,674,642    $  38,003,615

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    6,135,875          401,935         (715,932)        (365,901)
   Net realized gain (loss) on investments and capital gains
     distributions                                               (58,300,789)      (1,990,871)        (386,585)        (110,844)
   Net unrealized appreciation (depreciation) of investments      30,255,816        3,568,651          298,581          458,080
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (21,909,098)       1,979,715         (803,936)         (18,665)

Changes from principal transactions:
   Total unit transactions                                      (114,286,208)     (44,764,380)     (12,673,983)      (4,238,830)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                               (114,286,208)     (44,764,380)     (12,673,983)      (4,238,830)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                       (136,195,306)     (42,784,665)     (13,477,919)      (4,257,495)
                                                               ----------------------------------------------------------------
Net assets at December 31, 2001                                            -      288,293,920      118,196,723       33,746,120

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -        7,760,275        2,970,976          778,552
   Net realized gain (loss) on investments and capital gains
     distributions                                                         -       (3,074,187)        (463,497)         (98,487)
   Net unrealized appreciation (depreciation) of investments               -       (6,395,383)         395,754          396,324
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            -       (1,709,295)       2,903,233        1,076,389

Changes from principal transactions:
   Total unit transactions                                                 -      (52,518,659)     (16,656,706)      (5,066,389)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          -      (52,518,659)     (16,656,706)      (5,066,389)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                                  -      (54,227,954)     (13,753,473)      (3,990,000)
                                                               ----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $           -    $ 234,065,966    $ 104,443,250    $  29,756,120
                                                               ================================================================

                                                                  ING GET          ING GET          ING GET
                                                               FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                                     H                I                J
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $  29,175,653    $   1,364,320    $     456,726

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     (248,381)         (19,408)          (6,244)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (40,766)          (3,067)          (2,966)
   Net unrealized appreciation (depreciation) of investments          63,943           13,693            6,718
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (225,204)          (8,782)          (2,492)

Changes from principal transactions:
   Total unit transactions                                        (3,142,654)        (103,246)         (73,709)
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                 (3,142,654)        (103,246)         (73,709)
                                                               -----------------------------------------------
Total increase (decrease)                                         (3,367,858)        (112,028)         (76,201)
                                                               -----------------------------------------------
Net assets at December 31, 2001                                   25,807,795        1,252,292          380,525

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      547,635           21,898            6,713
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (18,834)            (569)            (125)
   Net unrealized appreciation (depreciation) of investments         261,776           20,808            9,404
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      790,577           42,137           15,992

Changes from principal transactions:
   Total unit transactions                                        (3,316,859)        (104,067)          (2,225)
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                 (3,316,859)        (104,067)          (2,225)
                                                               -----------------------------------------------
Total increase (decrease)                                         (2,526,282)         (61,930)          13,767
                                                               -----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  23,281,513    $   1,190,362    $     394,292
                                                               ===============================================

SEE ACCOMPANYING NOTES.

                                                                  ING GET         ING GET           ING GET
                                                               FUND - SERIES   FUND - SERIES     FUND - SERIES
                                                                     K               L                 Q
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $   2,862,754    $      15,987    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (36,603)          14,850           (1,014)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (10,159)           3,820                1
   Net unrealized appreciation (depreciation) of investments         (18,310)         (27,354)           1,625
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (65,072)          (8,684)             612

Changes from principal transactions:
   Total unit transactions                                          (522,901)       1,297,385        3,640,996
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (522,901)       1,297,385        3,640,996
                                                               -----------------------------------------------
Total increase (decrease)                                           (587,973)       1,288,701        3,641,608
                                                               -----------------------------------------------
Net assets at December 31, 2001                                    2,274,781        1,304,688        3,641,608

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       30,008          (15,094)          39,701
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (1,488)          (3,830)           1,001
   Net unrealized appreciation (depreciation) of investments          61,491           33,101           14,598
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       90,011           14,177           55,300

Changes from principal transactions:
   Total unit transactions                                          (316,966)        (132,338)       1,334,280
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (316,966)        (132,338)       1,334,280
                                                               -----------------------------------------------
Total increase (decrease)                                           (226,955)        (118,161)       1,389,580
                                                               -----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   2,047,826    $   1,186,527    $   5,031,188
                                                               ===============================================

                                                                  ING GET                                         ING VP
                                                               FUND - SERIES      ING VP                          EMERGING
                                                                     S           BALANCED        ING VP BOND      MARKETS
                                                               --------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $           -   $ 875,435,544    $ 301,918,661   $   6,367,049

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -      38,054,883       18,766,375       1,179,780
   Net realized gain (loss) on investments and capital gains
     distributions                                                         -     (13,695,954)       1,096,582      (2,487,404)
   Net unrealized appreciation (depreciation) of investments               -     (71,315,416)       4,915,523         693,375
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            -     (46,956,487)      24,778,480        (614,249)

Changes from principal transactions:
   Total unit transactions                                                 -     (60,435,593)      82,899,136        (233,951)
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          -     (60,435,593)      82,899,136        (233,951)
                                                               --------------------------------------------------------------
Total increase (decrease)                                                  -    (107,392,080)     107,677,616        (848,200)
                                                               --------------------------------------------------------------
Net assets at December 31, 2001                                            -     768,043,464      409,596,277       5,518,849

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       84,231        (328,865)       9,352,210         (60,027)
   Net realized gain (loss) on investments and capital gains
     distributions                                                     1,225     (34,343,919)       3,536,407         (12,437)
   Net unrealized appreciation (depreciation) of investments         251,129     (50,313,550)      16,434,247        (364,864)
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      336,585     (84,986,334)      29,322,864        (437,328)

Changes from principal transactions:
   Total unit transactions                                        46,221,064     (85,131,825)      19,258,387         (61,707)
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                 46,221,064     (85,131,825)      19,258,387         (61,707)
                                                               --------------------------------------------------------------
Total increase (decrease)                                         46,557,649    (170,118,159)      48,581,251        (499,035)
                                                               --------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  46,557,649   $ 597,925,305    $ 458,177,528   $   5,019,814
                                                               ==============================================================

                                                                                                      ING VP
                                                                                                     STRATEGIC
                                                                ING VP MONEY     ING VP NATURAL      ALLOCATION
                                                                   MARKET           RESOURCES         BALANCED
                                                               --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $  322,713,770    $   16,696,149    $   62,529,623

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    15,286,972          (165,895)          865,707
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (3,500,285)          380,510          (317,652)
   Net unrealized appreciation (depreciation) of investments       (1,822,815)       (3,274,760)       (5,588,587)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     9,963,872        (3,060,145)       (5,040,532)

Changes from principal transactions:
   Total unit transactions                                         41,891,036          (885,020)         (451,200)
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  41,891,036          (885,020)         (451,200)
                                                               --------------------------------------------------
Total increase (decrease)                                          51,854,908        (3,945,165)       (5,491,732)
                                                               --------------------------------------------------
Net assets at December 31, 2001                                   374,568,678        12,750,984        57,037,891

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    10,480,649          (107,993)          769,536
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (7,043,074)         (496,464)       (1,102,064)
   Net unrealized appreciation (depreciation) of investments       (1,171,791)           60,037        (5,686,989)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     2,265,784          (544,420)       (6,019,517)

Changes from principal transactions:
   Total unit transactions                                         (7,988,628)         (309,988)       (3,172,199)
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  (7,988,628)         (309,988)       (3,172,199)
                                                               --------------------------------------------------
Total increase (decrease)                                          (5,722,844)         (854,408)       (9,191,716)
                                                               --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  368,845,834    $   11,896,576    $   47,846,175
                                                               ==================================================

SEE ACCOMPANYING NOTES.

                                                                  ING VP          ING VP          ING ALGER
                                                                 STRATEGIC       STRATEGIC        AGGRESSIVE
                                                                ALLOCATION      ALLOCATION     GROWTH - INITIAL
                                                                  GROWTH          INCOME            CLASS
                                                               ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $ 77,057,293    $ 39,124,035    $              -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     385,421       1,241,844                   -
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (298,788)       (223,825)                  -
   Net unrealized appreciation (depreciation) of investments     (9,742,829)     (2,378,644)                  -
                                                               ------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (9,656,196)     (1,360,625)                  -

Changes from principal transactions:
   Total unit transactions                                         (390,814)       (667,463)                  -
                                                               ------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  (390,814)       (667,463)                  -
                                                               ------------------------------------------------
Total increase (decrease)                                       (10,047,010)     (2,028,088)                  -
                                                               ------------------------------------------------
Net assets at December 31, 2001                                  67,010,283      37,095,947                   -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     390,798         801,322                   -
   Net realized gain (loss) on investments and capital gains
     distributions                                               (1,461,955)       (969,993)                  -
   Net unrealized appreciation (depreciation) of investments     (8,837,831)     (1,818,919)                  -
                                                               ------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (9,908,988)     (1,987,590)                  -

Changes from principal transactions:
   Total unit transactions                                       (1,055,114)     (3,498,699)                  2
                                                               ------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                (1,055,114)     (3,498,699)                  2
                                                               ------------------------------------------------
Total increase (decrease)                                       (10,964,102)     (5,486,289)                  2
                                                               ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $ 56,046,181    $ 31,609,658    $              2
                                                               ================================================

                                                                 ING ALGER
                                                                 AGGRESSIVE                     ING AMERICAN      ING BARON
                                                                  GROWTH -        ING ALGER     CENTURY SMALL     SMALL CAP
                                                               SERVICE CLASS       GROWTH         CAP VALUE        GROWTH
                                                               --------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $           -    $          -    $           -    $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -               -                -               -
   Net realized gain (loss) on investments and capital gains
     distributions                                                         -               -                -               -
   Net unrealized appreciation (depreciation) of investments               -               -                -               -
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            -               -                -               -

Changes from principal transactions:
   Total unit transactions                                                 -               -                -               -
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          -               -                -               -
                                                               --------------------------------------------------------------
Total increase (decrease)                                                  -               -                -               -
                                                               --------------------------------------------------------------
Net assets at December 31, 2001                                            -               -                -               -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (3,836)           (874)          (8,487)        (12,030)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (31,634)         (3,216)        (121,450)        (91,546)
   Net unrealized appreciation (depreciation) of investments         (44,714)        (14,009)         (28,584)         12,422
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (80,184)        (18,099)        (158,521)        (91,154)

Changes from principal transactions:
   Total unit transactions                                           981,690         273,043        1,992,504       3,329,896
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    981,690         273,043        1,992,504       3,329,896
                                                               --------------------------------------------------------------
Total increase (decrease)                                            901,506         254,944        1,833,983       3,238,742
                                                               --------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $     901,506    $    254,944    $   1,833,983    $  3,238,742
                                                               ==============================================================

                                                                             ING DSI          ING GOLDMAN       ING JPMORGAN
                                                                            ENHANCED       SACHS(R) CAPITAL        FLEMING
                                                                              INDEX              GROWTH         INTERNATIONAL
                                                                         -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $             -    $             -    $   219,543,248

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        -                  -         41,359,131
   Net realized gain (loss) on investments and capital gains
      distributions                                                                    -                  -        (99,622,293)
   Net unrealized appreciation (depreciation) of investments                           -                  -          1,492,078
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                     -                  -        (56,771,084)

Changes from principal transactions:
   Total unit transactions                                                             -                  -        (17,206,284)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   -                  -        (17,206,284)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                              -                  -        (73,977,368)
                                                                         -----------------------------------------------------
Net assets at December 31, 2001                                                        -                  -        145,565,880

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     (485)            (1,111)          (570,489)
   Net realized gain (loss) on investments and capital gains
      distributions                                                               (4,887)            (4,786)       (16,743,987)
   Net unrealized appreciation (depreciation) of investments                      (2,676)           (13,003)        (1,962,516)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (8,048)           (18,900)       (19,276,992)

Changes from principal transactions:
   Total unit transactions                                                       133,635            366,006        (18,449,706)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions             133,635            366,006        (18,449,706)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                        125,587            347,106        (37,726,698)
                                                                         -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                          $       125,587    $       347,106    $   107,839,182
                                                                         =====================================================

SEE ACCOMPANYING NOTES.


                                                                   ING             ING MFS
                                                               JPMORGAN MID        CAPITAL          ING MFS          ING MFS
                                                                 CAP VALUE      OPPORTUNITIES    GLOBAL GROWTH       RESEARCH
                                                               ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $           -    $ 291,499,326    $           -    $ 234,529,426

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -       44,589,736                -       39,465,264
   Net realized gain (loss) on investments and capital gains
      distributions                                                        -        1,619,149                -         (397,122)
   Net unrealized appreciation (depreciation) of investments               -     (123,835,138)               -      (89,669,928)
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                           -      (77,626,253)               -      (50,601,786)
Changes from principal transactions:
   Total unit transactions                                                 -        2,133,043                -      (11,665,527)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                         -        2,133,043                -      (11,665,527)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                                  -      (75,493,210)               -      (62,267,313)
                                                               ----------------------------------------------------------------
Net assets at December 31, 2001                                            -      216,006,116                -      172,262,113

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,597)      (1,732,432)            (804)      (1,246,638)
   Net realized gain (loss) on investments and capital gains
      distributions                                                  (24,056)     (12,395,860)          (6,443)      (9,551,678)
   Net unrealized appreciation (depreciation) of investments          25,682      (50,689,147)          (4,744)     (32,212,734)
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                        (971)     (64,817,439)         (11,991)     (43,011,050)

Changes from principal transactions:
   Total unit transactions                                         1,039,214      (22,038,570)         214,097      (14,758,946)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                 1,039,214      (22,038,570)         214,097      (14,758,946)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                          1,038,243      (86,856,009)         202,106      (57,769,996)
                                                               ----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   1,038,243    $ 129,150,107    $     202,106    $ 114,492,117
                                                               ================================================================

                                                                                                                ING SALOMON
                                                                                                                  BROTHERS
                                                                            ING OPCAP          ING PIMCO         AGGRESSIVE
                                                                          BALANCED VALUE      TOTAL RETURN         GROWTH
                                                                         -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $             -    $             -    $   425,187,851

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        -                  -         18,997,062
   Net realized gain (loss) on investments and capital gains
      distributions                                                                    -                  -          1,106,537
   Net unrealized appreciation (depreciation) of investments                           -                  -       (130,575,292)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                     -                  -       (110,471,693)

Changes from principal transactions:
   Total unit transactions                                                             -                  -         (9,479,180)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   -                  -         (9,479,180)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                              -                  -       (119,950,873)
                                                                         -----------------------------------------------------
Net assets at December 31, 2001                                                        -                  -        305,236,978

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                   (1,471)           158,511         (2,396,499)
   Net realized gain (loss) on investments and capital gains
      distributions                                                               (1,402)           204,703        (13,795,581)
   Net unrealized appreciation (depreciation) of investments                      18,340            189,866        (90,735,538)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                15,467            553,080       (106,927,618)

Changes from principal transactions:
   Total unit transactions                                                       499,826         15,725,649        (22,382,452)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions             499,826         15,725,649        (22,382,452)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                        515,293         16,278,729       (129,310,070)
                                                                         -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                          $       515,293    $    16,278,729    $   175,926,908
                                                                         =====================================================

                                                                                              ING SALOMON        ING T. ROWE
                                                                           ING SALOMON          BROTHERS        PRICE GROWTH
                                                                         BROTHERS CAPITAL   INVESTORS VALUE        EQUITY
                                                                         -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $             -    $             -    $   244,865,459

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        -                  -         34,277,709
   Net realized gain (loss) on investments and capital gains
      distributions                                                                    -                  -          2,360,449
   Net unrealized appreciation (depreciation) of investments                           -                  -        (64,675,026)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                     -                  -        (28,036,868)

Changes from principal transactions:
   Total unit transactions                                                             -                  -          6,924,273
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   -                  -          6,924,273
                                                                         -----------------------------------------------------
Total increase (decrease)                                                              -                  -        (21,112,595)
                                                                         -----------------------------------------------------
Net assets at December 31, 2001                                                        -                  -        223,752,864

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     (730)            (1,794)        (1,678,083)
   Net realized gain (loss) on investments and capital gains
      distributions                                                               (7,900)           (15,607)        (2,973,217)
   Net unrealized appreciation (depreciation) of investments                      (4,034)           (16,522)       (50,934,167)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (12,664)           (33,923)       (55,585,467)

Changes from principal transactions:
   Total unit transactions                                                       256,684            669,370          1,721,394
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions             256,684            669,370          1,721,394
                                                                         -----------------------------------------------------
Total increase (decrease)                                                        244,020            635,447        (53,864,073)
                                                                         -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                          $       244,020    $       635,447    $   169,888,791
                                                                         =====================================================

SEE ACCOMPANYING NOTES.

                                                                 ING UBS          ING VAN
                                                              TACTICAL ASSET      KAMPEN       ING VP GROWTH        ING VP
                                                                ALLOCATION       COMSTOCK       AND INCOME          GROWTH
                                                              ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $           -   $           -   $  4,739,548,311   $ 171,159,499

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            -               -        (19,006,585)     15,041,699
  Net realized gain (loss) on investments and capital gains
     distributions                                                        -               -       (297,064,241)     (2,578,041)
  Net unrealized appreciation (depreciation) of investments               -               -       (571,636,525)    (60,409,271)
                                                              ----------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
     operations                                                           -               -       (887,707,351)    (47,945,613)

Changes from principal transactions:
  Total unit transactions                                                 -               -       (452,343,167)     (2,449,367)
                                                              ----------------------------------------------------------------
  Increase (decrease) in assets derived from principal
     transactions                                                         -               -       (452,343,167)     (2,449,367)
                                                              ----------------------------------------------------------------
Total increase (decrease)                                                 -               -     (1,340,050,518)    (50,394,980)
                                                              ----------------------------------------------------------------
Net assets at December 31, 2001                                           -               -      3,399,497,793     120,764,519

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       (1,505)          2,831         (7,432,002)     (1,010,818)
  Net realized gain (loss) on investments and capital gains
     distributions                                                  (11,931)         (9,269)      (453,545,995)    (10,291,958)
  Net unrealized appreciation (depreciation) of investments          (3,982)       (380,302)      (363,306,637)    (23,361,352)
                                                              ----------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
     operations                                                     (17,418)       (386,740)      (824,284,634)    (34,664,128)

Changes from principal transactions:
  Total unit transactions                                           491,908       8,561,450       (433,795,422)     (9,561,743)
                                                              ----------------------------------------------------------------
  Increase (decrease) in assets derived from principal
     transactions                                                   491,908       8,561,450       (433,795,422)     (9,561,743)
                                                              ----------------------------------------------------------------
Total increase (decrease)                                           474,490       8,174,710     (1,258,080,056)    (44,225,871)
                                                              ----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $     474,490   $   8,174,710   $  2,141,417,737   $  76,538,648
                                                              ================================================================

                                                                               ING VP INDEX     ING VP INDEX      ING VP INDEX
                                                                              PLUS LARGECAP      PLUS MIDCAP      PLUS SMALLCAP
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $   488,938,113   $    55,395,398   $    12,842,621

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                   14,352,402         3,493,850           805,028
   Net realized gain (loss) on investments and capital gains distributions           271,554        (1,001,111)         (206,722)
   Net unrealized appreciation (depreciation) of investments                     (88,664,972)       (3,384,916)         (180,153)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (74,041,016)         (892,177)          418,153

Changes from principal transactions:
   Total unit transactions                                                        44,708,922        33,987,861        15,599,090
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              44,708,922        33,987,861        15,599,090
                                                                             ---------------------------------------------------
Total increase (decrease)                                                        (29,332,094)       33,095,684        16,017,243
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                  459,606,019        88,491,082        28,859,864

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                   (3,404,011)         (817,084)         (424,962)
   Net realized gain (loss) on investments and capital gains distributions       (14,023,982)       (2,146,769)         (493,838)
   Net unrealized appreciation (depreciation) of investments                     (92,338,545)      (20,159,691)       (9,009,053)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations              (109,766,538)      (23,123,544)       (9,927,853)

Changes from principal transactions:
   Total unit transactions                                                        28,620,973        78,893,770        35,646,827
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              28,620,973        78,893,770        35,646,827
                                                                             ---------------------------------------------------
Total increase (decrease)                                                        (81,145,565)       55,770,226        25,718,974
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $   378,460,454   $   144,261,308   $    54,578,838
                                                                             ===================================================

                                                                                 ING VP
                                                                              INTERNATIONAL      ING VP SMALL        ING VP
                                                                                  EQUITY           COMPANY         TECHNOLOGY
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $    12,949,161   $   104,712,398   $    24,855,104

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     (114,755)        3,018,410          (292,747)
   Net realized gain (loss) on investments and capital gains distributions        (8,259,787)      (11,884,983)      (10,951,401)
   Net unrealized appreciation (depreciation) of investments                       5,140,073        12,945,068         3,274,444
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (3,234,469)        4,078,495        (7,969,704)

Changes from principal transactions:
   Total unit transactions                                                         1,263,249        25,409,328        14,868,712
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions               1,263,249        25,409,328        14,868,712
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         (1,971,220)       29,487,823         6,899,008
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                   10,977,941       134,200,221        31,754,112

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                      (80,493)         (740,579)         (297,117)
   Net realized gain (loss) on investments and capital gains distributions        (2,402,176)      (11,913,057)      (19,417,666)
   Net unrealized appreciation (depreciation) of investments                        (404,888)      (23,959,831)        3,470,330
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (2,887,557)      (36,613,467)      (16,244,453)

Changes from principal transactions:
   Total unit transactions                                                           157,630        17,497,999         7,491,762
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                 157,630        17,497,999         7,491,762
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         (2,729,927)      (19,115,468)       (8,752,691)
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $     8,248,014   $   115,084,753   $    23,001,421
                                                                             ===================================================

SEE ACCOMPANYING NOTES.

                                                                                      ING VP          ING VP
                                                                    ING VP VALUE      GROWTH       INTERNATIONAL      ING VP
                                                                    OPPORTUNITY    OPPORTUNITIES       VALUE         MAGNACAP
                                                                   -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                      $  63,066,047   $           -   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        3,264,764               1          17,293               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                      959,448               -              (4)              -
   Net unrealized appreciation (depreciation) of investments         (14,672,799)              -          16,501               -
                                                                   -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                     (10,448,587)              1          33,790               -

Changes from principal transactions:
   Total unit transactions                                            66,042,632           9,526       1,495,264               -
                                                                   -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                    66,042,632           9,526       1,495,264               -
                                                                   -------------------------------------------------------------
Total increase (decrease)                                             55,594,045           9,527       1,529,054               -
                                                                   -------------------------------------------------------------
Net assets at December 31, 2001                                      118,660,092           9,527       1,529,054               -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         (726,826)           (828)         (5,019)          1,160
   Net realized gain (loss) on investments and capital gains
      distributions                                                   (5,359,974)        (13,616)       (281,022)         (2,679)
   Net unrealized appreciation (depreciation) of investments         (33,841,501)        (22,292)     (1,267,175)        (58,482)
                                                                   -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                     (39,928,301)        (36,736)     (1,553,216)        (60,001)

Changes from principal transactions:
   Total unit transactions                                            36,613,647         185,687      12,849,150         603,705
                                                                   -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                    36,613,647         185,687      12,849,150         603,705
                                                                   -------------------------------------------------------------
Total increase (decrease)                                             (3,314,654)        148,951      11,295,934         543,704
                                                                   -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                    $ 115,345,438   $     158,478   $  12,824,988   $     543,704
                                                                   =============================================================

                                                                                                                   JANUS ASPEN
                                                                                 ING VP            ING VP            SERIES
                                                                                 MIDCAP           SMALLCAP          AGGRESSIVE
                                                                              OPPORTUNITIES     OPPORTUNITIES         GROWTH
                                                                             ---------------------------------------------------
Net assets at January 1, 2001                                                $             -   $             -   $   950,193,244

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                          (96)              (66)       (7,331,111)
   Net realized gain (loss) on investments and capital gains distributions              (187)              (33)       28,752,425
   Net unrealized appreciation (depreciation) of investments                            (112)            2,843      (404,437,726)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                      (395)            2,744      (383,016,412)

Changes from principal transactions:
   Total unit transactions                                                            29,916            56,525         2,233,168
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  29,916            56,525         2,233,168
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             29,521            59,269      (380,783,244)
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                       29,521            59,269       569,410,000

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                       (2,259)          (10,280)       (4,630,101)
   Net realized gain (loss) on investments and capital gains distributions           (45,113)         (143,015)      (29,446,934)
   Net unrealized appreciation (depreciation) of investments                         (24,387)         (729,426)     (125,670,540)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                   (71,759)         (882,721)     (159,747,575)

Changes from principal transactions:
   Total unit transactions                                                           498,907         3,062,852       (40,478,822)
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                 498,907         3,062,852       (40,478,822)
                                                                             ---------------------------------------------------
Total increase (decrease)                                                            427,148         2,180,131      (200,226,397)
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $       456,669   $     2,239,400   $   369,183,603
                                                                             ===================================================

                                                                                                 JANUS ASPEN       JANUS ASPEN
                                                                               JANUS ASPEN      SERIES CAPITAL   SERIES FLEXIBLE
                                                                             SERIES BALANCED     APPRECIATION        INCOME
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $   296,053,943   $             -   $    36,898,000

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                    5,223,121             1,544         2,372,908
   Net realized gain (loss) on investments and capital gains distributions         3,182,497           (31,717)         (319,597)
   Net unrealized appreciation (depreciation) of investments                     (26,645,333)          (15,659)          711,559
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (18,239,715)          (45,832)        2,764,870

Changes from principal transactions:
   Total unit transactions                                                        60,635,832           576,154        17,081,029
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              60,635,832           576,154        17,081,029
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         42,396,117           530,322        19,845,899
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                  338,450,060           530,322        56,743,899

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                    5,176,463            (8,328)        2,674,764
   Net realized gain (loss) on investments and capital gains distributions         3,603,487           (56,944)          436,108
   Net unrealized appreciation (depreciation) of investments                     (36,599,136)         (142,085)        3,208,551
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (27,819,186)         (207,357)        6,319,423

Changes from principal transactions:
   Total unit transactions                                                        42,909,241         1,696,323        29,207,395
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              42,909,241         1,696,323        29,207,395
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         15,090,055         1,488,966        35,526,818
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $   353,540,115   $     2,019,288   $    92,270,717
                                                                             ===================================================

SEE ACCOMPANYING NOTES.

                                                                                     JANUS ASPEN
                                                                                       SERIES                          LORD ABBETT
                                                                    JANUS ASPEN       WORLDWIDE                        GROWTH AND
                                                                   SERIES GROWTH       GROWTH          JANUS TWENTY       INCOME
                                                                  -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                     $  412,685,554   $  1,083,719,714   $         545   $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,825,056)        (5,316,017)            204          27,902
   Net realized gain (loss) on investments and capital
      gains distributions                                             10,350,850         42,740,588         (31,196)             18
   Net unrealized appreciation (depreciation) of
      investments                                                   (114,584,226)      (287,709,336)       (145,461)         24,456
                                                                  -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                    (107,058,432)      (250,284,765)       (176,453)         52,376

Changes from principal transactions:
   Total unit transactions                                                (8,011)       (49,778,681)        672,633       1,173,677
                                                                  -----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                        (8,011)       (49,778,681)        672,633       1,173,677
                                                                  -----------------------------------------------------------------
Total increase (decrease)                                           (107,066,443)      (300,063,446)        496,180       1,226,053
                                                                  -----------------------------------------------------------------
Net assets at December 31, 2001                                      305,619,111        783,656,268         496,725       1,226,053

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,623,799)        (1,078,895)         (1,528)         13,230
   Net realized gain (loss) on investments and capital
      gains distributions                                             (8,168,015)         9,132,959        (130,373)         (2,005)
   Net unrealized appreciation (depreciation) of
      investments                                                    (70,336,374)      (206,185,282)          5,684        (935,754)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                     (81,128,188)      (198,131,218)       (126,217)       (924,529)

Changes from principal transactions:
   Total unit transactions                                           (25,324,708)       (72,082,468)         12,067      11,870,707
                                                                  -----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                   (25,324,708)       (72,082,468)         12,067      11,870,707
                                                                  -----------------------------------------------------------------
Total increase (decrease)                                           (106,452,896)      (270,213,686)       (114,150)     10,946,178
                                                                  -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                   $  199,166,215   $    513,442,582   $     382,575   $  12,172,231
                                                                  =================================================================

                                                                              LORD ABBETT
                                                                                 MID-CAP
                                                                              VALUE - CLASS      LORD ABBETT      MFS(R) TOTAL
                                                                                    A           MID-CAP VALUE        RETURN
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $             -   $     4,859,718

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -               194           355,342
   Net realized gain (loss) on investments and capital gains distributions                 -                24            66,450
   Net unrealized appreciation (depreciation) of
      investments                                                                          -             7,040          (280,772)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                         -             7,258           141,020
Changes from principal transactions:
   Total unit transactions                                                                 -           257,780        16,227,259
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                       -           257,780        16,227,259
                                                                             ---------------------------------------------------
Total increase (decrease)                                                                  -           265,038        16,368,279
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                            -           265,038        21,227,997

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -            15,687           125,532
   Net realized gain (loss) on investments and capital gains distributions                 -           (43,515)          116,339
   Net unrealized appreciation (depreciation) of investments                             203          (436,458)       (2,403,153)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                       203          (464,286)       (2,161,282)

Changes from principal transactions:
   Total unit transactions                                                            21,216        10,323,570        20,271,316
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  21,216        10,323,570        20,271,316
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             21,419         9,859,284        18,110,034
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $        21,419   $    10,124,322   $    39,338,031
                                                                             ===================================================

                                                                               OPPENHEIMER       OPPENHEIMER       OPPENHEIMER
                                                                               AGGRESSIVE        DEVELOPING          GLOBAL
                                                                                 GROWTH            MARKETS         SECURITIES
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $             -   $    50,258,541

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -             2,226         6,360,931
   Net realized gain (loss) on investments and capital gains distributions                 -             6,994        (6,699,112)
   Net unrealized appreciation (depreciation) of investments                               -             3,903        (6,717,504)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                         -            13,123        (7,055,685)

Changes from principal transactions:
   Total unit transactions                                                                 -           209,770        43,783,614
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal  transactions                      -           209,770        43,783,614
                                                                             ---------------------------------------------------
Total increase (decrease)                                                                  -           222,893        36,727,929
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                            -           222,893        86,986,470

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                          (11)            6,601          (614,842)
   Net realized gain (loss) on investments and capital gains distributions               (78)         (215,922)       (6,640,263)
   Net unrealized appreciation (depreciation) of investments                            (698)           26,023       (23,058,302)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                      (787)         (183,298)      (30,313,407)

Changes from principal transactions:
   Total unit transactions                                                             3,757         1,254,559        60,726,724
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   3,757         1,254,559        60,726,724
                                                                             ---------------------------------------------------
Total increase (decrease)                                                              2,970         1,071,261        30,413,317
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $         2,970   $     1,294,154   $   117,399,787
                                                                             ===================================================

SEE ACCOMPANYING NOTES.

                                                                               OPPENHEIMER
                                                                               MAIN STREET
                                                                                 GROWTH &        OPPENHEIMER       PAX WORLD
                                                                                 INCOME         STRATEGIC BOND      BALANCED
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $     6,009,685   $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -           404,512            32,262
   Net realized gain (loss) on investments and capital gains distributions                 -          (181,058)          (28,626)
   Net unrealized appreciation (depreciation) of investments                               -            11,908          (109,382)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                         -           235,362          (105,746)

Changes from principal transactions:
   Total unit transactions                                                                 -         3,571,548         2,414,920
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                       -         3,571,548         2,414,920
                                                                             ---------------------------------------------------
Total increase (decrease)                                                                  -         3,806,910         2,309,174
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                            -         9,816,595         2,309,174

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                         (195)          733,390            13,767
   Net realized gain (loss) on investments and capital gains distributions              (296)         (430,873)         (184,739)
   Net unrealized appreciation (depreciation) of investments                          (4,983)          555,158           (54,342)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                    (5,474)          857,675          (225,314)

Changes from principal transactions:
   Total unit transactions                                                            33,589         5,987,628          (479,049)
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  33,589         5,987,628          (479,049)
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             28,115         6,845,303          (704,363)
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $        28,115   $    16,661,898   $     1,604,811
                                                                             ===================================================

                                                                                 PIONEER
                                                                              EQUITY INCOME      PIONEER FUND      PIONEER MID
                                                                                   VCT               VCT          CAP VALUE VCT
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $             -   $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                          145                 1              (212)
   Net realized gain (loss) on investments and capital gains distributions                (2)                -              (737)
   Net unrealized appreciation (depreciation) of investments                             820                 1             4,644
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                       963                 2             3,695

Changes from principal transactions:
   Total unit transactions                                                            87,442             8,943            77,197
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  87,442             8,943            77,197
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             88,405             8,945            80,892
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                       88,405             8,945            80,892

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                       35,219               941            (7,918)
   Net realized gain (loss) on investments and capital gains distributions           (38,971)           (9,207)         (102,255)
   Net unrealized appreciation (depreciation) of investments                        (168,552)          (15,952)          (99,000)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                  (172,304)          (24,218)         (209,173)

Changes from principal transactions:
   Total unit transactions                                                         3,866,365           447,174         2,271,618
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions               3,866,365           447,174         2,271,618
                                                                             ---------------------------------------------------
Total increase (decrease)                                                          3,694,061           422,956         2,062,445
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $     3,782,466   $       431,901   $     2,143,337
                                                                             ===================================================

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2002, the Account had 88 investment divisions (the "Divisions"), 36 of which invest in independently managed mutual funds and 52 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund - Series I Shares
  AIM V.I. Core Equity Fund - Series I Shares
  AIM V.I. Growth Fund - Series I Shares
  AIM V.I. Premier Equity Fund - Series I Shares
American Century(R) Income & Growth Fund
    - Advisor Class*
Calvert Social Balanced Portfolio
Chapman DEM(R) Equity Fund - Institutional Shares*
Evergreen Special Values Fund - Class A*
Fidelity(R) Variable Insurance Products:
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class Fidelity(R) VIP Growth Portfolio - Initial Class
  Fidelity(R) VIP High Income Portfolio - Initial Class Fidelity(R) VIP Overseas Portfolio - Initial Class
Fidelity(R) Variable Insurance Products II:
  Fidelity(R) VIP II Asset Manager(SM) Portfolio - Initial Class Fidelity(R) VIP II Contrafund(R) Portfolio - Initial Class Fidelity(R) VIP II Index 500 Portfolio - Initial Class
Franklin Templeton Variable Insurance Products:
  Franklin Small Cap Value Securities Fund - Class 2*
ING GET Fund:
  ING GET Fund - Series D
  ING GET Fund - Series E
  ING GET Fund - Series G
  ING GET Fund - Series H
  ING GET Fund - Series I
  ING GET Fund - Series J
  ING GET Fund - Series K
  ING GET Fund - Series L
  ING GET Fund - Series Q*
  ING GET Fund - Series S**
ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Generations Portfolio, Inc.:
  ING VP Strategic Allocation Balanced Portfolio - Class R
  ING VP Strategic Allocation Growth Portfolio - Class R
  ING VP Strategic Allocation Income Portfolio - Class R
ING Partners, Inc.:
  ING Alger Aggressive Growth Portfolio - Initial Class**
  ING Alger Aggressive Growth Portfolio - Service Class**
  ING Alger Growth Portfolio - Service Class**
  ING American Century Small Cap Value Portfolio
    - Service Class**
  ING Baron Small Cap Growth Portfolio - Service Class**
  ING DSI Enhanced Index Portfolio - Service Class**
  ING Goldman Sachs(R) Capital Growth Portfolio - Service Class** ING JPMorgan Fleming International Portfolio - Initial Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class**
  ING MFS Capital Opportunities Portfolio - Initial Class
  ING MFS Global Growth Portfolio - Service Class**
  ING MFS Research Portfolio - Initial Class
  ING OpCap Balanced Value Portfolio - Service Class**
  ING PIMCO Total Return Portfolio - Service Class**
  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING Salomon Brothers Capital Portfolio - Service Class**
  ING Salomon Brothers Investors Value Portfolio - Service Class** ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING UBS Tactical Asset Allocation Portfolio - Service Class** ING Van Kampen Comstock Portfolio - Service Class**
ING Variable Funds:
  ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:
  ING VP Growth Portfolio - Class R
  ING VP Index Plus LargeCap Portfolio - Class R

  ING VP Index Plus MidCap Portfolio - Class R
  ING VP Index Plus SmallCap Portfolio - Class R
  ING VP International Equity Portfolio - Class R
  ING VP Small Company Portfolio - Class R
  ING VP Technology Portfolio - Class R
  ING VP Value Opportunity Portfolio - Class R
ING Variable Products:
  ING VP Growth Opportunities Portfolio - Class R*
  ING VP International Value Portfolio - Class R*
  ING VP MagnaCap Portfolio - Class R**
  ING VP MidCap Opportunities Portfolio - Class R*
  ING VP SmallCap Opportunities Portfolio - Class R*
Janus Aspen Series:
  Janus Aspen Series Aggressive Growth Portfolio
   - Institutional Shares
  Janus Aspen Series Balanced Portfolio
   - Institutional Shares
  Janus Aspen Series Capital Appreciation Portfolio
   - Service Shares*
  Janus Aspen Series Flexible Income Portfolio
   - Institutional Shares
  Janus Aspen Series Growth Portfolio
   - Institutional Shares

  Janus Aspen Series Worldwide Growth Portfolio
   - Institutional Shares
Janus Twenty Fund
Lord Abbett Funds:
    Lord Abbett Growth and Income Portfolio*
    Lord Abbett Mid-Cap Value Fund - Class A**
    Lord Abbett Mid-Cap Value Portfolio*
MFS(R) Variable Insurance Trust:
    MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA**
    Oppenheimer Developing Markets Fund/VA*
    Oppenheimer Global Securities Fund/VA
    Oppenheimer Main Street Growth & Income Fund/VA**
    Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund*
Pioneer Variable Contracts:
    Pioneer Equity Income VCT Portfolio - Class I*
    Pioneer Fund VCT Portfolio - Class I*
    Pioneer Mid Cap Value VCT Portfolio - Class I*

*   Investment Division added in 2001.
**  Investment Division added in 2002.

ING GET Fund Series C reached the end of its offering period and closed on December 16, 2001. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

             CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
AIM V.I. Core Equity                           AIM V.I. Growth and Income
AIM V.I. Premier Equity                        AIM V.I. Value
ING GET Fund - Series D                        Aetna GET Fund, Series D
ING GET Fund - Series E                        Aetna GET Fund, Series E
ING GET Fund - Series G                        Aetna GET Fund, Series G
ING GET Fund - Series H                        Aetna GET Fund, Series H
ING GET Fund - Series I                        Aetna GET Fund, Series I
ING GET Fund - Series J                        Aetna GET Fund, Series J
ING GET Fund - Series K                        Aetna GET Fund, Series K
ING GET Fund - Series L                        Aetna GET Fund, Series L
ING GET Fund - Series Q                        Aetna GET Fund, Series Q
ING VP Balanced                                Aetna Balanced VP, Inc.
ING VP Bond                                    Aetna Bond VP
ING VP Emerging Markets                        Pilgrim Emerging Markets
ING VP Money Market                            Aetna Money Market VP
ING VP Natural Resources                       Pilgrim Natural Resources
ING VP Strategic Allocation Balanced           Aetna Crossroads VP
ING VP Strategic Allocation Growth             Aetna Ascent VP
ING VP Strategic Allocation Income             Aetna Legacy VP
ING JPMorgan Fleming International             PPI Scudder International Growth
ING MFS Capital Opportunities                  PPI MFS Capital Opportunities
ING MFS Research                               PPI MFS Research
ING Salomon Brothers Aggressive Growth         PPI MFS Emerging Equities
ING T. Rowe Price Growth Equity                PPI T. Rowe Price Growth Equity
ING VP Growth and Income                       Aetna Growth and Income VP
ING VP Growth                                  Aetna Growth VP
ING VP Index Plus LargeCap                     Aetna Index Plus LargeCap VP
ING VP Index Plus MidCap                       Aetna Index Plus MidCap VP
ING VP Index Plus SmallCap                     Aetna Index Plus SmallCap VP
ING VP International Equity                    Aetna International VP
ING VP Small Company                           Aetna Small Company VP
ING VP Technology                              Aetna Technology VP
ING VP Value Opportunity                       Aetna Value Opportunity VP
ING VP Growth Opportunities                    Pilgrim Growth Opportunities
ING VP International Value                     Pilgrim International Value
ING VP MidCap Opportunities                    Pilgrim MidCap Opportunities
ING VP SmallCap Opportunities                  Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

VARIABLE ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

ADMINISTRATIVE CHARGES

A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

CONTRACT MAINTENANCE CHARGES

For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

CONTINGENT DEFERRED SALES CHARGES

For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Generations Portfolio, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 0.90% of the average net assets of each respective Fund of the Trust.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                               YEAR ENDED DECEMBER 31
                                                                       2002                              2001
                                                         ------------------------------------------------------------------
                                                            PURCHASES          SALES          PURCHASES          SALES
                                                         ------------------------------------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                               4,304,518        3,212,380        6,795,876        2,964,662
   AIM V.I. Core Equity                                        4,639,440        7,234,987       12,861,882        5,048,798
   AIM V.I. Growth                                             4,031,977        3,077,841        6,479,103        3,261,877
   AIM V.I. Premier Equity                                     5,382,085        4,491,593       10,659,285        3,532,672
American Century(R) Income & Growth                            1,592,525          842,674          900,988          239,461
Calvert Social Balanced                                        5,052,511        5,017,679        7,975,257        5,199,701
Chapman DEM(R) Equity                                          1,890,542        1,886,444          855,427          746,638
Evergreen Special Values                                       8,955,432        2,195,369        4,895,178          981,601
Fidelity(R) Variable Insurance Products:
   Fidelity(R) VIP Equity-Income                              62,847,527       17,195,608       76,739,650       11,539,661
   Fidelity(R) VIP Growth                                     35,079,895       22,830,449       71,295,121       20,864,722
   Fidelity(R) VIP High Income                                10,446,606        9,408,781        4,855,135        3,922,491
   Fidelity(R) VIP Overseas                                  281,454,988      280,916,013       22,139,399       19,615,521
Fidelity(R) Variable Insurance Products II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                        2,131,712        2,720,495        3,217,296        3,080,303
   Fidelity(R) VIP II Contrafund(R)                           65,464,829       17,163,216       43,503,093       23,332,252
   Fidelity(R) VIP II Index 500                               12,609,912       12,891,287       29,332,205       23,760,455
Franklin Templeton Variable Insurance Products:
   Franklin Small Cap Value Securities                        11,105,799        1,679,918          117,530              907
ING GET Fund:
   ING GET Fund - Series C                                             -                -        9,017,003      117,167,336
   ING GET Fund - Series D                                    11,539,155       56,297,539        8,511,607       52,874,052
   ING GET Fund - Series E                                     5,419,715       19,105,445        2,721,893       16,111,808
   ING GET Fund - Series G                                     1,766,927        6,054,764          467,334        5,072,065

                                                                               YEAR ENDED DECEMBER 31
                                                                       2002                              2001
                                                         ------------------------------------------------------------------
                                                            PURCHASES          SALES          PURCHASES          SALES
                                                         ------------------------------------------------------------------
ING GET Fund (continued):
   ING GET Fund - Series H                                     1,130,381        3,899,605          329,805        3,720,840
   ING GET Fund - Series I                                        44,504          126,673            3,175          125,829
   ING GET Fund - Series J                                        13,444            8,956            2,630           82,583
   ING GET Fund - Series K                                        59,140          346,098            2,211          561,715
   ING GET Fund - Series L                                           643          148,075        1,582,138          269,903
   ING GET Fund - Series Q                                     1,721,717          347,736        3,702,833           62,851
   ING GET Fund - Series S                                    47,018,416          713,121                -                -
ING VP Balanced                                               17,169,378      102,630,068       57,920,804       80,301,514
ING VP Bond                                                   84,342,033       53,732,469      139,555,876       37,890,365
ING VP Emerging Markets                                       47,682,941       47,804,675       21,549,670       20,603,841
ING VP Money Market                                        1,389,100,243    1,386,608,222    1,004,633,421      947,455,413
ING VP Natural Resources                                       4,360,249        4,778,230        7,513,036        8,563,951
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                        4,619,714        7,022,377        6,028,535        5,614,028
   ING VP Strategic Allocation Growth                          5,098,351        5,762,667        5,671,221        5,676,614
   ING VP Strategic Allocation Income                          5,481,648        8,179,025        7,056,057        6,481,676
ING Partners, Inc.:
   ING Alger Aggressive Growth - Initial Class                         2                -                -                -
   ING Alger Aggressive Growth - Service Class                 1,107,671          129,817                -                -
   ING Alger Growth                                              286,061           13,892                -                -
   ING American Century Small Cap Value                        3,070,006        1,085,989                -                -
   ING Baron Small Cap Growth                                  4,071,892          754,026                -                -
   ING DSI Enhanced Index                                        188,034           54,882                -                -
   ING Goldman Sachs(R) Capital Growth                           496,888          131,993                -                -
   ING JPMorgan Fleming International                        877,751,717      896,771,912      756,661,473      732,508,626
   ING JPMorgan Mid Cap Value                                  1,323,013          286,396                -                -
   ING MFS Capital Opportunities                               7,580,696       31,351,698       72,588,500       25,865,721
   ING MFS Global Growth                                         525,151          311,858                -                -
   ING MFS Research                                            3,898,242       19,903,826       48,509,890       20,710,153
   ING OpCap Balanced Value                                      620,447          119,754                -                -
   ING PIMCO Total Return                                     17,097,818        1,051,551                -                -
   ING Salomon Brothers Aggressive Growth                     10,302,360       35,081,311       43,069,920       33,552,038
   ING Salomon Brothers Capital                                  444,832          188,032                -                -
   ING Salomon Brothers Investors Value                          725,794           57,937                -                -
   ING T. Rowe Price Growth Equity                            17,849,790       17,806,479       57,122,732       15,920,750
   ING UBS Tactical Asset Allocation                             740,247          249,517                -                -
   ING Van Kampen Comstock                                     8,600,654           36,373                -                -
 ING Variable Funds:
   ING VP Growth and Income                                   28,884,699      470,112,123       60,724,970      532,074,722
 ING Variable Portfolios, Inc.:
   ING VP Growth                                               7,859,023       18,431,584       28,204,755       15,612,423
   ING VP Index Plus LargeCap                                 56,456,476       31,239,514      107,331,174       48,269,850
   ING VP Index Plus MidCap                                   88,753,961       10,677,275       62,488,932       25,007,221
   ING VP Index Plus SmallCap                                 47,752,453       11,942,676       37,514,370       21,110,252

                                                                               YEAR ENDED DECEMBER 31
                                                                       2002                              2001
                                                         ------------------------------------------------------------------
                                                              PURCHASES          SALES          PURCHASES          SALES
                                                         ------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
ING VP International Equity                                   25,699,487       25,622,350       25,392,340       24,243,846
   ING VP Small Company                                      115,600,550       98,843,130       94,723,814       66,296,076
   ING VP Technology                                          32,390,049       25,195,404       24,854,806       10,278,841
   ING VP Value Opportunity                                   45,668,666        9,781,845       80,279,867       10,972,471
ING Variable Products:
   ING VP Growth Opportunities                                   261,723           76,864            9,527                -
   ING VP International Value                                 15,013,347        2,169,216        1,512,631               74
   ING VP MagnaCap                                               612,295            7,430                -                -
   ING VP MidCap Opportunities                                   737,381          240,733           39,577            9,757
   ING VP SmallCap Opportunities                               3,521,403          468,831           57,192              733
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                       35,945,180       81,054,103       93,210,358       98,308,301
   Janus Aspen Series Balanced                                65,771,299       17,685,595       75,710,579        9,851,626
   Janus Aspen Series Capital Appreciation                     2,131,490          443,495          836,063          258,365
   Janus Aspen Series Flexible Income                         48,620,532       16,738,373       30,917,598       11,463,661
   Janus Aspen Series Growth                                  12,204,989       40,153,496       35,972,694       38,805,761
   Janus Aspen Series Worldwide Growth                        39,361,990      112,523,353       70,440,681      125,535,379
Janus Twenty                                                     179,007          168,468          752,599           79,762
Lord Abbett Funds:
   Lord Abbett Growth and Income                              12,115,872          230,361        1,201,746              167
   Lord Abbett Mid-Cap Value - Class A                            21,222                6                -                -
   Lord Abbett Mid-Cap Value                                  10,914,116          574,859          280,775           22,801
MFS(R) Variable Insurance Trust:
   MFS(R) Total Return                                        23,543,322        2,786,372       17,695,367        1,112,766
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                   4,573              827                -                -
   Oppenheimer Developing Markets                              7,273,312        6,012,152        3,348,385        3,136,389
   Oppenheimer Global Securities                              70,667,874       10,555,992       68,690,062       18,545,517
   Oppenheimer Main Street Growth & Income                        36,265            2,871                -                -
   Oppenheimer Strategic Bond                                 13,924,936        7,203,918        8,344,777        4,368,717
Pax World Balanced                                               684,652        1,149,934        3,028,221          581,039
Pioneer Variable Contracts:
   Pioneer Equity Income VCT                                   4,145,770          244,186           87,635               48
   Pioneer Fund VCT                                              514,421           66,306            8,944                -
   Pioneer Mid Cap Value VCT                                   2,985,262          689,216           98,444           21,459

6. CHANGES IN UNITS

The changes in units outstanding were as follows:

                                                                       YEAR ENDED DECEMBER 31
                                                                    2002                   2001
                                                              -----------------------------------------
                                                               NET UNITS ISSUED       NET UNITS ISSUED
                                                                  (REDEEMED)             (REDEEMED)
                                                              -----------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                                    169,039                279,755
   AIM V.I. Core Equity                                            (343,354)               895,382
   AIM V.I. Growth                                                  189,557                471,683
   AIM V.I. Premier Equity                                           94,922                778,106
American Century(R) Income & Growth                                  97,487                 61,904
Calvert Social Balanced                                              (8,328)               114,314
Chapman DEM(R) Equity                                                (2,573)                13,414
Evergreen Special Values                                            502,950                315,601
Fidelity(R) Variable Insurance Products:
   Fidelity(R) VIP Equity-Income                                  2,601,117              3,298,395
   Fidelity(R) VIP Growth                                         1,083,971              1,589,902
   Fidelity(R) VIP High Income                                      118,575                 78,797
   Fidelity(R) VIP Overseas                                         412,766                 73,805
Fidelity(R)Variable Insurance Products II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                             (84,867)               (56,065)
   Fidelity(R) VIP II Contrafund(R)                               3,125,242                723,966
   Fidelity(R) VIP II Index 500                                     (76,688)               232,558
Franklin Templeton Variable Insurance Products:
   Franklin Small Cap Value Securities                              847,140                 12,603
ING GET Fund:
   ING GET Fund - Series C                                                -             (7,988,755)
   ING GET Fund - Series D                                       (5,119,012)            (4,367,855)
   ING GET Fund - Series E                                       (1,630,786)            (1,262,736)
   ING GET Fund - Series G                                         (504,253)              (429,002)
   ING GET Fund - Series H                                         (327,405)              (315,894)
   ING GET Fund - Series I                                          (10,456)               (10,594)
   ING GET Fund - Series J                                             (247)                (7,649)
   ING GET Fund - Series K                                          (31,737)               (53,527)
   ING GET Fund - Series L                                          (13,498)               129,147
   ING GET Fund - Series Q                                          133,484                364,161
   ING GET Fund - Series S                                        4,623,710                      -
ING VP Balanced                                                  (4,288,778)            (1,953,479)
ING VP Bond                                                         895,292              5,334,271
ING VP Emerging Markets                                              11,496                (18,851)
ING VP Money Market                                                (514,318)             2,665,740
ING VP Natural Resources                                            (38,669)               (78,864)
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                            (237,027)                16,883
   ING VP Strategic Allocation Growth                               (78,417)                16,146
   ING VP Strategic Allocation Income                              (253,276)               (21,737)

                                                                 YEAR ENDED DECEMBER 31
                                                                2002                2001
                                                         -----------------------------------------
                                                           NET UNITS ISSUED       NET UNITS ISSUED
                                                             (REDEEMED)             (REDEEMED)
                                                         -----------------------------------------
ING Partners, Inc.:
   ING Alger Aggressive Growth - Initial Class                            -                      -
   ING Alger Aggressive Growth - Service Class                      165,744                      -
   ING Alger Growth                                                  38,880                      -
   ING American Century Small Cap Value                             226,876                      -
   ING Baron Small Cap Growth                                       372,442                      -
   ING DSI Enhanced Index                                            19,200                      -
   ING Goldman Sachs(R) Capital Growth                               42,741                      -
   ING JPMorgan Fleming International                              (721,355)              (665,863)
   ING JPMorgan Mid Cap Value                                       113,165                      -
   ING MFS Capital Opportunities                                  1,173,796)               388,827
   ING MFS Global Growth                                             24,287                      -
   ING MFS Research                                              (1,288,144)              (560,630)
   ING OpCap Balanced Value                                          59,218                      -
   ING PIMCO Total Return                                         1,517,719                      -
   ING Salomon Brothers Aggressive Growth                        (2,326,937)              (352,123)
   ING Salomon Brothers Capital                                      22,856                      -
   ING Salomon Brothers Investors Value                              67,275                      -
   ING T. Rowe Price Growth Equity                                   63,416                485,850
   ING UBS Tactical Asset Allocation                                 42,475                      -
   ING Van Kampen Comstock                                          982,853                      -
ING Variable Portfolios, Inc.:
   ING VP Growth and Income                                        (790,096)              (147,740)
   ING VP Growth                                                (22,806,058)           (16,264,367)
   ING VP Index Plus LargeCap                                     1,834,250              2,605,179
   ING VP Index Plus MidCap                                       5,293,258              2,366,325
   ING VP Index Plus SmallCap                                     3,221,273              1,476,422
   ING VP International Equity                                       46,227                 58,378
   ING VP Small Company                                           1,138,936              1,661,579
   ING VP Technology                                              1,759,349              2,883,095
   ING VP Value Opportunity                                       2,310,707              3,792,099
ING Variable Products:
   ING VP Growth Opportunities                                       25,196                  1,069
   ING VP International Value                                     1,442,929                160,088
   ING VP MagnaCap                                                   79,533                      -
   ING VP MidCap Opportunities                                       62,747                  3,124
   ING VP SmallCap Opportunities                                    439,781                  6,624
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                          (2,767,545)               834,490
   Janus Aspen Series Balanced                                    2,716,798              3,452,544
   Janus Aspen Series Capital Appreciation                          254,156                 71,782
   Janus Aspen Series Flexible Income                             1,849,774              1,180,756
   Janus Aspen Series Growth                                 (1,714,452,627)               143,579
   Janus Aspen Series Worldwide Growth                           (4,136,407)            (1,867,834)
Janus Twenty                                                          2,274                 96,442

                                                                 YEAR ENDED DECEMBER 31
                                                                2002                2001
                                                         -----------------------------------------
                                                           NET UNITS ISSUED       NET UNITS ISSUED
                                                             (REDEEMED)             (REDEEMED)
                                                         -----------------------------------------
Lord Abbett Funds:
   Lord Abbett Growth and Income                                  1,418,813                126,354
   Lord Abbett Mid-Cap Value - Class A                                2,255                      -
   Lord Abbett Mid-Cap Value                                      1,184,575                 28,359
MFS(R) Variable Insurance Trust:
   MFS(R) Total Return                                            1,699,997              1,347,959
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                          -                      -
   Oppenheimer Developing Markets                                   120,880                 24,368
   Oppenheimer Global Securities                                  4,562,324              3,026,285
   Oppenheimer Main Street Growth & Income                                -                      -
   Oppenheimer Strategic Bond                                       550,284                338,338
Pax World Balanced                                                  (58,236)               253,700
Pioneer Variable Contracts:
   Pioneer Equity Income VCT                                        462,635                  9,195
   Pioneer Fund VCT                                                  56,238                    948
   Pioneer Mid Cap Value VCT                                        236,696                  8,121

7. UNIT SUMMARY

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
   Qualified V                                                612.900   $     6.81   $            4,174
   Qualified VI                                         1,036,027.359         6.85            7,096,787
   Qualified VIII                                           1,468.535         6.85               10,059
   Qualified X (1.15)                                       6,526.451         6.87               44,837
   Qualified X (1.25)                                      89,448.182         6.85              612,720
   Qualified XI                                            51,047.137         7.00              357,330
   Qualified XII (0.05)                                    21,947.586         6.97              152,975
   Qualified XII (0.25)                                    21,530.333         7.11              153,081
   Qualified XII (0.35)                                    14,806.971         7.08              104,833
   Qualified XII (0.45)                                     2,094.730         7.05               14,768
   Qualified XII (0.55)                                    13,895.023         7.03               97,682
   Qualified XII (0.60)                                    11,934.448         7.02               83,780
   Qualified XII (0.65)                                     3,965.887         7.00               27,761
   Qualified XII (0.70)                                    25,008.115         6.99              174,807
   Qualified XII (0.75)                                    20,470.392         6.98              142,883
   Qualified XII (0.80)                                   147,121.085         6.96            1,023,963
   Qualified XII (0.85)                                    88,509.326         6.95              615,140
   Qualified XII (0.90)                                     4,261.560         6.94               29,575
   Qualified XII (0.95)                                    78,025.725         6.92              539,938
   Qualified XII (1.00)                                   204,565.089         6.91            1,413,545
   Qualified XII (1.05)                                    13,022.636         6.90               89,856
   Qualified XII (1.10)                                    17,763.655         6.89              122,392
   Qualified XII (1.15)                                     3,372.566         6.87               23,170
   Qualified XII (1.20)                                    15,354.322         6.86              105,331
   Qualified XII (1.25)                                    15,395.886         6.85              105,462
   Qualified XII (1.30)                                     1,967.478         6.84               13,458
   Qualified XII (1.35)                                     1,290.293         6.82                8,800
   Qualified XII (1.40)                                    14,842.001         6.81              101,074
   Qualified XII (1.50)                                     4,963.393         6.79               33,701
   Qualified XV                                            12,672.514         6.91               87,567
   Qualified XVI                                           20,847.760         6.79              141,556
   Qualified XVII                                             714.857         6.85                4,897
   Qualified XVIII                                          2,271.815         6.85               15,562
   Qualified XXI                                            8,626.077         6.94               59,865
   Qualified XXII                                          54,247.825         6.96              377,565
   Qualified XXIV                                          59,702.585         6.93              413,739
   Qualified XXV                                           16,769.882         6.93              116,215
   Qualified XXVI                                           4,711.047         6.90               32,506
   Qualified XXVII                                        175,778.520         4.26              748,816
                                                        -------------                ------------------
                                                        2,287,581.946                $       15,302,170
                                                        =============                ==================
AIM V.I. CORE EQUITY
Contracts in accumulation period:
      Qualified V                                             149.730   $     6.24   $              934
      Qualified VI                                      2,594,514.088         6.28           16,293,548
      Qualified VIII                                          881.008         6.28                5,533
      Qualified X (1.15)                                   20,311.624         6.30              127,963
      Qualified X (1.25)                                  209,050.546         6.28            1,312,837
      Qualified XI                                         61,558.808         6.42              395,208
      Qualified XII (0.05)                                 22,579.136         6.39              144,281

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY (CONTINUED)
   Qualified XII (0.15)                                       166.208   $     6.54   $            1,087
   Qualified XII (0.25)                                    55,614.511         6.52              362,607
   Qualified XII (0.35)                                    18,926.587         6.49              122,834
   Qualified XII (0.45)                                    10,291.296         6.47               66,585
   Qualified XII (0.55)                                    53,745.420         6.45              346,658
   Qualified XII (0.60)                                    70,526.690         6.43              453,487
   Qualified XII (0.65)                                     3,726.799         6.42               23,926
   Qualified XII (0.70)                                    42,490.221         6.41              272,362
   Qualified XII (0.75)                                    52,556.708         6.40              336,363
   Qualified XII (0.80)                                   430,052.603         6.39            2,748,036
   Qualified XII (0.85)                                   140,721.099         6.37              896,393
   Qualified XII (0.90)                                     3,976.420         6.36               25,290
   Qualified XII (0.95)                                   136,853.281         6.35              869,018
   Qualified XII (1.00)                                   866,972.084         6.34            5,496,603
   Qualified XII (1.05)                                    71,917.531         6.33              455,238
   Qualified XII (1.10)                                    41,825.030         6.32              264,334
   Qualified XII (1.15)                                    13,776.114         6.30               86,790
   Qualified XII (1.20)                                    43,799.720         6.29              275,500
   Qualified XII (1.25)                                    29,057.425         6.28              182,481
   Qualified XII (1.30)                                    12,359.206         6.27               77,492
   Qualified XII (1.35)                                     1,872.029         6.26               11,719
   Qualified XII (1.40)                                    24,025.850         6.25              150,162
   Qualified XII (1.50)                                     4,300.801         6.22               26,751
   Qualified XV                                             5,553.540         6.33               35,154
   Qualified XVI                                           36,100.136         6.22              224,543
   Qualified XVII                                           6,972.794         6.28               43,789
   Qualified XVIII                                          7,187.475         6.28               45,137
   Qualified XXI                                            3,866.362         6.37               24,629
   Qualified XXII                                          23,377.752         6.38              149,150
   Qualified XXIV                                          40,517.669         6.36              257,692
   Qualified XXV                                           17,351.496         6.35              110,182
   Qualified XXVI                                          20,464.034         6.33              129,537
   Qualified XXVII                                        375,190.948         5.00            1,875,955
                                                        -------------                ------------------
                                                        5,575,180.779                $       34,727,788
                                                        =============                ==================
AIM V.I. GROWTH
Contracts in accumulation period:
   Qualified V                                                771.666   $     4.19   $            3,233
   Qualified VI                                         1,261,471.015         4.22            5,323,408
   Qualified X (1.15)                                       1,135.734         4.23                4,804
   Qualified X (1.25)                                     123,347.061         4.22              520,525
   Qualified XII (0.05)                                     5,923.449         4.31               25,530
   Qualified XII (0.25)                                    25,870.915         4.38              113,315
   Qualified XII (0.35)                                    10,393.177         4.36               45,314
   Qualified XII (0.45)                                       663.111         4.34                2,878
   Qualified XII (0.55)                                    19,025.550         4.33               82,381
   Qualified XII (0.60)                                     9,744.416         4.32               42,096
   Qualified XII (0.65)                                     5,188.165         4.31               22,361
   Qualified XII (0.70)                                    30,487.352         4.30              131,096
   Qualified XII (0.75)                                    28,180.796         4.30              121,177
   Qualified XII (0.80)                                   289,869.310         4.29            1,243,539
   Qualified XII (0.85)                                   111,906.026         4.28              478,958
   Qualified XII (0.90)                                     3,913.578         4.27               16,711
   Qualified XII (0.95)                                    86,608.693         4.27              369,819

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH (CONTINUED)
   Qualified XII (1.00)                                   254,493.662   $     4.26   $        1,084,143
   Qualified XII (1.05)                                    26,227.548         4.25              111,467
   Qualified XII (1.10)                                    18,425.771         4.24               78,125
   Qualified XII (1.15)                                     5,581.634         4.23               23,610
   Qualified XII (1.20)                                    53,763.972         4.23              227,422
   Qualified XII (1.25)                                    26,595.030         4.22              112,231
   Qualified XII (1.30)                                       385.384         4.21                1,622
   Qualified XII (1.35)                                     1,753.334         4.20                7,364
   Qualified XII (1.40)                                    22,780.089         4.19               95,449
   Qualified XII (1.50)                                     2,014.294         4.18                8,420
   Qualified XV                                             5,235.108         4.27               22,354
   Qualified XVI                                           38,466.417         4.18              160,790
   Qualified XVII                                           8,211.845         4.22               34,654
   Qualified XVIII                                          2,346.464         4.22                9,902
   Qualified XXI                                            7,442.199         4.29               31,927
   Qualified XXII                                          27,805.030         4.30              119,562
   Qualified XXIV                                          39,203.723         4.27              167,400
   Qualified XXV                                           11,393.743         4.27               48,651
   Qualified XXVI                                          11,474.627         4.25               48,767
   Qualified XXVII                                        144,332.703         3.20              461,865
                                                        -------------                ------------------
                                                        2,722,432.591                $       11,402,870
                                                        =============                ==================
AIM V.I. PREMIER EQUITY
Currently payable annuity contracts                                                  $            3,634
Contracts in accumulation period:
   Qualified III                                              165.974   $     5.91                  981
   Qualified V                                                148.357         5.73                  850
   Qualified VI                                         1,084,132.465         5.77            6,255,444
   Qualified VIII                                               4.600         5.77                   27
   Qualified X (1.15)                                       8,616.152         5.79               49,888
   Qualified X (1.25)                                     114,782.400         5.77              662,294
   Qualified XII (0.05)                                    17,078.898         5.87              100,253
   Qualified XII (0.25)                                    12,125.567         5.99               72,632
   Qualified XII (0.35)                                    10,078.897         5.96               60,070
   Qualified XII (0.45)                                   122,965.840         5.94              730,417
   Qualified XII (0.55)                                    32,093.644         5.92              189,994
   Qualified XII (0.60)                                    16,329.756         5.91               96,509
   Qualified XII (0.65)                                     4,055.191         5.90               23,926
   Qualified XII (0.70)                                   108,609.139         5.89              639,708
   Qualified XII (0.75)                                    24,186.765         5.88              142,218
   Qualified XII (0.80)                                   257,178.331         5.86            1,507,065
   Qualified XII (0.85)                                    63,998.032         5.85              374,388
   Qualified XII (0.90)                                     8,538.986         5.84               49,868
   Qualified XII (0.95)                                   135,402.320         5.83              789,396
   Qualified XII (1.00)                                   255,105.916         5.82            1,484,716
   Qualified XII (1.05)                                    23,466.252         5.81              136,339
   Qualified XII (1.10)                                    23,333.732         5.80              135,336
   Qualified XII (1.15)                                     9,443.314         5.79               54,677
   Qualified XII (1.20)                                    26,885.243         5.78              155,397
   Qualified XII (1.25)                                    27,360.454         5.77              157,870
   Qualified XII (1.30)                                     1,542.670         5.76                8,886
   Qualified XII (1.35)                                     6,782.730         5.75               39,001
   Qualified XII (1.40)                                    10,687.296         5.74               61,345
   Qualified XII (1.50)                                     2,096.471         5.71               11,971

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY (CONTINUED)
   Qualified XV                                             8,658.746   $     5.81   $           50,307
   Qualified XVI                                           22,963.072         5.71              131,119
   Qualified XVII                                          22,827.240         5.77              131,713
   Qualified XVIII                                          3,205.283         5.77               18,494
   Qualified XXI                                            3,361.597         5.85               19,665
   Qualified XXII                                          29,269.710         5.86              171,521
   Qualified XXIV                                          73,360.355         5.84              428,424
   Qualified XXV                                            7,550.679         5.83               44,020
   Qualified XXVI                                           1,801.282         5.81               10,465
   Qualified XXVII                                        196,314.096         4.97              975,681
                                                        -------------                ------------------
                                                        2,776,507.452                $       15,976,509
                                                        =============                ==================
AMERICAN CENTURY(R) INCOME & GROWTH
Contracts in accumulation period:
   Qualified XII (1.10)                                     2,226.313   $    21.67   $           48,244
   Qualified XXVII                                        157,164.397         7.02            1,103,294
                                                        -------------                ------------------
                                                          159,390.710                $        1,151,538
                                                        =============                ==================
CALVERT SOCIAL BALANCED
Contracts in accumulation period:
   Qualified III                                           18,579.235   $    22.98   $          426,951
   Qualified V                                              2,609.314        17.56               45,820
   Qualified VI                                           889,478.074        17.32           15,405,760
   Qualified VIII                                           5,424.297        15.73               85,324
   Qualified X (1.15)                                         628.031         8.92                5,602
   Qualified X (1.25)                                      41,035.632         8.88              364,396
   Qualified XI                                            69,812.020        17.87            1,247,541
   Qualified XII (0.05)                                       168.276        17.80                2,995
   Qualified XII (0.25)                                    79,896.638         9.44              754,224
   Qualified XII (0.35)                                    79,910.094         9.40              751,155
   Qualified XII (0.45)                                    86,064.561         9.35              804,704
   Qualified XII (0.55)                                    10,774.319         9.31              100,309
   Qualified XII (0.60)                                    10,571.500         9.29               98,209
   Qualified XII (0.65)                                     6,110.691         9.27               56,646
   Qualified XII (0.70)                                    32,527.032         9.25              300,875
   Qualified XII (0.75)                                    80,765.720         9.22              744,660
   Qualified XII (0.80)                                   185,196.823         9.69            1,794,557
   Qualified XII (0.85)                                   201,167.714        12.89            2,593,052
   Qualified XII (0.90)                                     6,989.034         9.57               66,885
   Qualified XII (0.95)                                    77,039.334        12.80              986,103
   Qualified XII (1.00)                                   322,871.897        12.76            4,119,845
   Qualified XII (1.05)                                    27,892.352        12.72              354,791
   Qualified XII (1.10)                                    46,211.894        12.68              585,967
   Qualified XII (1.15)                                     8,800.057        12.64              111,233
   Qualified XII (1.20)                                    12,325.797        12.59              155,182
   Qualified XII (1.25)                                     8,570.644        12.55              107,562
   Qualified XII (1.30)                                     2,163.454        12.51               27,065
   Qualified XII (1.35)                                     1,648.598        12.47               20,558
   Qualified XII (1.40)                                     9,985.476        12.43              124,119
   Qualified XII (1.50)                                     1,029.377        12.35               12,713
   Qualified XV                                             3,346.472        17.64               59,032
   Qualified XVI                                           30,376.665        17.07              518,530
   Qualified XVII                                             792.376        17.32               13,724
   Qualified XVIII                                          9,404.262         8.88               83,510

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED (CONTINUED)
   Qualified XXI                                            2,632.051   $    17.73   $           46,666
   Qualified XXII                                           2,558.379        17.80               45,539
   Qualified XXIV                                          22,235.542        12.80              284,615
   Qualified XXV                                            5,368.452        17.51               94,002
   Qualified XXVI                                              11.836        17.45                  207
   Qualified XXVII                                        627,714.758        23.11           14,506,488
   Qualified XXVIII                                        80,748.402        23.02            1,858,828
                                                        -------------                ------------------
                                                        3,111,437.080                $       49,765,944
                                                        =============                ==================
CHAPMAN DEM(R) EQUITY
Contracts in accumulation period:
   Qualified XII (0.65)                                        10.781   $     4.22   $               45
   Qualified XXVII                                         10,829.591         4.68               50,682
                                                        -------------                ------------------
                                                           10,840.372                $           50,727
                                                        =============                ==================
EVERGREEN SPECIAL VALUES
Contracts in accumulation period:
   Qualified XII (0.95)                                    23,311.758   $    11.56   $          269,484
   Qualified XXVII                                        795,239.962        11.44            9,097,545
                                                        -------------                ------------------
                                                          818,551.720                $        9,367,029
                                                        =============                ==================
FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
   Qualified III                                              396.000   $    15.83   $            6,269
   Qualified V                                             24,002.451        14.88              357,156
   Qualified VI                                         5,512,953.326        15.11           83,300,725
   Qualified VIII                                           8,196.799        15.05              123,362
   Qualified X (1.15)                                     138,866.102        19.07            2,648,177
   Qualified X (1.25)                                     919,343.056        18.91           17,384,777
   Qualified XI                                           374,968.485        15.59            5,845,759
   Qualified XII (0.05)                                    26,701.039        15.53              414,667
   Qualified XII (0.25)                                   287,141.255         8.99            2,581,400
   Qualified XII (0.35)                                    73,088.795         8.95              654,145
   Qualified XII (0.45)                                   464,505.615         8.91            4,138,745
   Qualified XII (0.55)                                   125,948.333         8.87            1,117,162
   Qualified XII (0.60)                                   487,673.197         8.85            4,315,908
   Qualified XII (0.65)                                   139,155.085         8.83            1,228,739
   Qualified XII (0.70)                                   208,438.856         8.81            1,836,346
   Qualified XII (0.75)                                   295,153.826         8.79            2,594,402
   Qualified XII (0.80)                                 1,366,754.126         9.56           13,066,169
   Qualified XII (0.85)                                   445,736.529        13.39            5,968,412
   Qualified XII (0.90)                                    29,308.412         9.37              274,620
   Qualified XII (0.95)                                   463,074.582        13.30            6,158,892
   Qualified XII (1.00)                                 1,094,669.306        13.25           14,504,368
   Qualified XII (1.05)                                   129,242.684        13.21            1,707,296
   Qualified XII (1.10)                                   114,751.170        13.17            1,511,273
   Qualified XII (1.15)                                    28,002.469        13.12              367,392
   Qualified XII (1.20)                                    50,746.600        13.08              663,766
   Qualified XII (1.25)                                    45,786.636        13.04              597,058
   Qualified XII (1.30)                                    10,472.348        12.99              136,036
   Qualified XII (1.35)                                     1,835.188        12.95               23,766
   Qualified XII (1.40)                                    41,444.296        12.91              535,046

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
   Qualified XII (1.50)                                     7,109.492   $    12.82   $           91,144
   Qualified XV                                            33,035.414        15.39              508,415
   Qualified XVI                                          150,449.377        14.90            2,241,696
   Qualified XVII                                          20,154.525        15.11              304,535
   Qualified XVIII                                         19,032.015        18.91              359,895
   Qualified XXI                                           32,379.270        15.47              500,907
   Qualified XXII                                          72,842.521        15.53            1,131,244
   Qualified XXIV                                         128,461.679        13.30            1,708,540
   Qualified XXV                                           43,380.581        15.28              662,855
   Qualified XXVI                                          22,002.775        15.23              335,102
   Qualified XXVII                                      1,950,074.601        15.92           31,045,188
   Qualified XXVIII                                       879,705.613        15.85           13,943,334
                                                       --------------                ------------------
                                                       16,266,984.429                $      226,894,688
                                                       ==============                ==================
FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
   Qualified I                                              2,093.892   $    12.16   $           25,462
   Qualified III                                              460.508        13.00                5,987
   Qualified V                                              3,206.562        12.84               41,172
   Qualified VI                                         9,741,645.213        12.83          124,985,308
   Qualified VIII                                           9,013.881        12.98              117,000
   Qualified X (1.15)                                      92,562.962        18.00            1,666,133
   Qualified X (1.25)                                   1,200,976.871        17.84           21,425,427
   Qualified XI                                           762,005.866        13.24           10,088,958
   Qualified XII (0.05)                                    39,183.384        13.19              516,829
   Qualified XII (0.25)                                   554,573.622         8.50            4,713,876
   Qualified XII (0.35)                                   118,542.444         8.46            1,002,869
   Qualified XII (0.45)                                   362,534.301         8.42            3,052,539
   Qualified XII (0.55)                                   225,786.736         8.38            1,892,093
   Qualified XII (0.60)                                   505,858.628         8.36            4,228,978
   Qualified XII (0.65)                                   327,266.151         8.34            2,729,400
   Qualified XII (0.70)                                   290,779.599         8.32            2,419,286
   Qualified XII (0.75)                                   599,167.503         8.30            4,973,090
   Qualified XII (0.80)                                 2,481,341.962         9.08           22,530,585
   Qualified XII (0.85)                                   894,056.382        11.95           10,683,974
   Qualified XII (0.90)                                    61,738.835         8.82              544,537
   Qualified XII (0.95)                                   811,548.721        11.87            9,633,083
   Qualified XII (1.00)                                 2,375,320.873        11.83           28,100,046
   Qualified XII (1.05)                                   236,099.171        11.79            2,783,609
   Qualified XII (1.10)                                   125,204.853        11.75            1,471,157
   Qualified XII (1.15)                                    59,387.649        11.71              695,429
   Qualified XII (1.20)                                   154,271.974        11.68            1,801,897
   Qualified XII (1.25)                                    69,330.846        11.64              807,011
   Qualified XII (1.30)                                    15,962.591        11.60              185,166
   Qualified XII (1.35)                                     1,965.804        11.56               22,725
   Qualified XII (1.40)                                    67,276.447        11.52              775,025
   Qualified XII (1.50)                                    13,681.243        11.45              156,650
   Qualified XV                                            61,965.201        13.07              809,885
   Qualified XVI                                          219,550.862        12.65            2,777,318
   Qualified XVII                                          44,287.609        12.83              568,210
   Qualified XVIII                                         62,989.220        17.84            1,123,728
   Qualified XXI                                           92,638.757        13.14            1,217,273
   Qualified XXII                                          96,395.173        13.19            1,271,452
   Qualified XXIV                                         252,527.415        11.87            2,997,500

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH (CONTINUED)
   Qualified XXV                                          182,126.988   $    12.98   $        2,364,008
   Qualified XXVI                                          41,677.358        12.93              538,888
                                                       --------------                ------------------
                                                       23,257,004.057                $      277,743,563
                                                       ==============                ==================
FIDELITY(R) VIP HIGH INCOME
Currently payable annuity contracts:                                                 $           79,152
Contracts in accumulation period:
   Qualified XXVII                                        283,022.045   $     6.61            1,870,776
   Qualified XXVIII                                       246,125.008         6.58            1,619,503
                                                       --------------                ------------------
                                                          529,147.053                $        3,569,431
                                                       ==============                ==================
FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
   Qualified V                                                364.034   $     9.31   $            3,389
   Qualified VI                                           655,914.497         9.42            6,178,715
   Qualified VIII                                             356.691         9.42                3,360
   Qualified X (1.15)                                       7,753.721         9.79               75,909
   Qualified X (1.25)                                     115,529.897         9.71            1,121,795
   Qualified XI                                            30,107.795         9.72              292,648
   Qualified XII (0.05)                                     4,999.844         9.68               48,398
   Qualified XII (0.25)                                    48,818.577         6.79              331,478
   Qualified XII (0.35)                                    13,383.483         6.76               90,472
   Qualified XII (0.45)                                    26,911.448         6.73              181,114
   Qualified XII (0.55)                                     8,449.814         6.69               56,529
   Qualified XII (0.60)                                    24,366.222         6.68              162,766
   Qualified XII (0.65)                                    28,329.431         6.66              188,674
   Qualified XII (0.70)                                    30,199.267         6.65              200,825
   Qualified XII (0.75)                                     9,159.755         6.63               60,729
   Qualified XII (0.80)                                    55,109.284         7.39              407,258
   Qualified XII (0.85)                                    30,785.428         9.25              284,765
   Qualified XII (0.90)                                     5,004.221         7.37               36,881
   Qualified XII (0.95)                                    29,734.657         9.19              273,261
   Qualified XII (1.00)                                    88,737.496         9.16              812,835
   Qualified XII (1.05)                                    11,310.430         9.13              103,264
   Qualified XII (1.10)                                    14,368.047         9.10              130,749
   Qualified XII (1.15)                                     7,740.086         9.06               70,125
   Qualified XII (1.20)                                     4,489.618         9.03               40,541
   Qualified XII (1.25)                                    11,033.192         9.00               99,299
   Qualified XII (1.30)                                     2,003.240         8.97               17,969
   Qualified XII (1.35)                                       225.788         8.95                2,021
   Qualified XII (1.40)                                     3,641.542         8.92               32,483
   Qualified XII (1.50)                                       928.910         8.86                8,230
   Qualified XV                                             7,288.251         9.59               69,894
   Qualified XVI                                           18,350.671         9.29              170,478
   Qualified XVII                                           1,125.050         9.42               10,598
   Qualified XVIII                                          1,107.736         9.71               10,756

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS (CONTINUED)
   Qualified XXI                                            5,108.902   $     9.65   $           49,301
   Qualified XXII                                          22,198.646         9.69              215,105
   Qualified XXIV                                          29,083.212         9.19              267,275
   Qualified XXV                                           13,839.156         9.53              131,887
   Qualified XXVI                                           1,269.091         9.50               12,056
   Qualified XXVII                                        349,672.384         5.21            1,821,793
                                                        -------------                ------------------
                                                        1,718,799.514                $       14,075,625
                                                        =============                ==================
FIDELITY(R) VIP II ASSET MANAGER(SM)
Contracts in accumulation period:
   Qualified XXVII                                      1,128,595.662   $    14.94   $       16,861,219
   Qualified XXVIII                                        92,320.167        14.88            1,373,724
                                                        -------------                ------------------
                                                        1,220,915.829                $       18,234,943
                                                        =============                ==================
FIDELITY(R) VIP II CONTRAFUND(R)
Contracts in accumulation period:
   Qualified III                                            2,568.033   $    19.47   $           50,000
   Qualified V                                              8,738.955        17.12              149,611
   Qualified VI                                         8,483,149.594        17.21          145,995,005
   Qualified VIII                                           6,476.907        17.32              112,180
   Qualified X (1.15)                                      68,981.870        19.48            1,343,767
   Qualified X (1.25)                                     665,549.915        19.34           12,871,735
   Qualified XI                                           261,511.658        17.75            4,641,832
   Qualified XII (0.05)                                    48,769.446        17.69              862,731
   Qualified XII (0.15)                                       106.184        10.55                1,120
   Qualified XII (0.25)                                   428,444.934        10.50            4,498,672
   Qualified XII (0.35)                                    78,442.647        10.45              819,726
   Qualified XII (0.45)                                   762,484.347        10.40            7,929,837
   Qualified XII (0.55)                                   192,813.429        10.35            1,995,619
   Qualified XII (0.60)                                   456,742.593        10.33            4,718,151
   Qualified XII (0.65)                                   270,820.451        10.31            2,792,159
   Qualified XII (0.70)                                   199,144.245        10.28            2,047,203
   Qualified XII (0.75)                                   483,725.390        10.26            4,963,023
   Qualified XII (0.80)                                 1,986,803.257        11.25           22,351,537
   Qualified XII (0.85)                                   366,014.135        15.92            5,826,945
   Qualified XII (0.90)                                    42,178.792        10.94              461,436
   Qualified XII (0.95)                                   639,593.291        15.82           10,118,366
   Qualified XII (1.00)                                 3,146,947.439        15.76           49,595,892
   Qualified XII (1.05)                                   197,284.534        15.71            3,099,340
   Qualified XII (1.10)                                   100,695.350        15.66            1,576,889
   Qualified XII (1.15)                                    58,608.808        15.61              914,883
   Qualified XII (1.20)                                    46,506.125        15.56              723,635
   Qualified XII (1.25)                                    41,895.911        15.50              649,387
   Qualified XII (1.30)                                     4,346.010        15.45               67,146
   Qualified XII (1.35)                                       161.250        15.40                2,483
   Qualified XII (1.40)                                    32,586.251        15.35              500,199
   Qualified XII (1.50)                                    11,481.852        15.25              175,098
   Qualified XV                                            40,913.848        17.52              716,811
   Qualified XVI                                          159,117.579        16.96            2,698,634
   Qualified XVII                                          22,722.530        17.21              391,055
   Qualified XVIII                                         22,773.632        19.34              440,442

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP II CONTRAFUND(R) (CONTINUED)
   Qualified XXI                                           64,126.054   $    17.62   $        1,129,901
   Qualified XXII                                         150,973.152        17.69            2,670,715
   Qualified XXIV                                         164,570.588        15.82            2,603,507
   Qualified XXV                                           84,274.124        17.40            1,466,370
   Qualified XXVI                                          10,017.793        17.34              173,709
   Qualified XXVII                                      3,283,775.833        19.58           64,296,331
   Qualified XXVIII                                       713,480.722        19.50           13,912,874
                                                       --------------                ------------------
                                                       23,810,319.458                $      382,355,956
                                                       ==============                ==================
FIDELITY(R) VIP II INDEX 500
Contracts in accumulation period:
   Qualified XXVII                                      3,848,603.773   $    16.90   $       65,041,404
   Qualified XXVIII                                       453,165.524        16.83            7,626,776
                                                       --------------                ------------------
                                                        4,301,769.297                $       72,668,180
                                                       ==============                ==================
FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
   Qualified VI                                           327,493.273   $     9.22   $        3,019,488
   Qualified X (1.15)                                       2,338.684         9.24               21,609
   Qualified X (1.25)                                      31,988.406         9.22              294,933
   Qualified XII (0.55)                                    14,424.207         9.32              134,434
   Qualified XII (0.60)                                     2,849.502         9.31               26,529
   Qualified XII (0.65)                                     1,748.530         9.30               16,261
   Qualified XII (0.70)                                     5,040.605         9.30               46,878
   Qualified XII (0.75)                                     5,222.523         9.29               48,517
   Qualified XII (0.80)                                   134,705.573         9.28            1,250,068
   Qualified XII (0.85)                                    10,686.615         9.28               99,172
   Qualified XII (0.90)                                     1,119.700         9.27               10,380
   Qualified XII (0.95)                                    39,468.469         9.26              365,478
   Qualified XII (1.00)                                   221,100.929         9.26            2,047,395
   Qualified XII (1.05)                                     4,858.049         9.25               44,937
   Qualified XII (1.10)                                     7,938.686         9.24               73,353
   Qualified XII (1.15)                                     1,511.754         9.24               13,969
   Qualified XII (1.20)                                     1,437.497         9.23               13,268
   Qualified XII (1.25)                                     2,035.966         9.22               18,772
   Qualified XII (1.30)                                       110.586         9.22                1,020
   Qualified XII (1.40)                                       375.672         9.20                3,456
   Qualified XII (1.50)                                       244.004         9.19                2,242
   Qualified XV                                               202.652         9.26                1,877
   Qualified XVI                                            3,026.906         9.19               27,817
   Qualified XVIII                                          7,400.772         9.22               68,235
   Qualified XXI                                              327.632         9.28                3,040
   Qualified XXIV                                          17,423.341         9.27              161,514
   Qualified XXV                                            2,863.151         9.29               26,599
   Qualified XXVI                                          11,799.610         9.27              109,382
                                                       --------------                ------------------
                                                          859,743.294                $        7,950,623
                                                       ==============                ==================
ING GET FUND - SERIES D
Contracts in accumulation period:
   Qualified III                                            5,678.329   $    10.15   $           57,635
   Qualified VI                                         8,962,562.281        10.15           90,970,007
   Qualified X (1.15)                                     227,377.338        10.15            2,307,880
   Qualified X (1.25)                                   1,992,972.785        10.15           20,228,674

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES D (CONTINUED)
   Qualified XI                                         1,401,776.498   $    10.39   $       14,564,458
   Qualified XII (0.30)                                    96,179.505        10.38              998,343
   Qualified XII (0.50)                                    69,329.414        10.59              734,198
   Qualified XII (0.60)                                    17,216.930        10.54              181,466
   Qualified XII (0.70)                                    33,061.707        10.50              347,148
   Qualified XII (0.80)                                    22,555.857        10.45              235,709
   Qualified XII (0.85)                                   109,514.384        10.43            1,142,235
   Qualified XII (0.90)                                     8,054.976        10.41               83,852
   Qualified XII (0.95)                                    52,073.978        10.39              541,049
   Qualified XII (1.00)                                   174,808.849        10.37            1,812,768
   Qualified XII (1.05)                                 1,804,454.464        10.34           18,658,059
   Qualified XII (1.10)                                   122,005.830        10.32            1,259,100
   Qualified XII (1.20)                                   291,423.858        10.28            2,995,837
   Qualified XII (1.25)                                 3,825,286.304        10.26           39,247,437
   Qualified XII (1.30)                                    49,931.931        10.24              511,303
   Qualified XII (1.35)                                    10,874.672        10.21              111,030
   Qualified XII (1.40)                                     5,466.201        10.19               55,701
   Qualified XII (1.45)                                     1,747.804        10.17               17,775
   Qualified XII (1.50)                                     7,234.341        10.15               73,429
   Qualified XII (1.65)                                       690.598        10.09                6,968
   Qualified XV                                            46,578.121        10.28              478,823
   Qualified XVI                                           81,786.323        10.04              821,135
   Qualified XVII                                          65,665.192        10.15              666,502
   Qualified XVIII                                        437,656.731        10.15            4,442,216
   Qualified XXI                                           39,890.674        10.34              412,470
   Qualified XXII                                         305,813.175        10.34            3,162,108
   Qualified XXIV                                          42,305.189        10.29              435,320
   Qualified XXV                                           42,504.143        10.30              437,793
   Qualified XXVI                                          14,830.298        10.26              152,159
   Qualified XXVII                                      2,538,234.941        10.21           25,915,379
                                                       --------------                ------------------
                                                       22,907,543.621                $      234,065,966
                                                       ==============                ==================
ING GET FUND - SERIES E
Contracts in accumulation period:
   Qualified V                                                489.925   $    10.26   $            5,027
   Qualified VI                                         4,053,045.090        10.32           41,827,425
   Qualified X (1.15)                                     122,449.011        10.24            1,253,878
   Qualified X (1.25)                                   1,085,412.684        10.24           11,114,626
   Qualified XI                                           605,201.248        10.54            6,378,821
   Qualified XII (0.30)                                    85,885.923        10.53              904,379
   Qualified XII (0.70)                                     7,347.413        10.62               78,030
   Qualified XII (0.80)                                    19,234.954        10.58              203,506
   Qualified XII (0.85)                                    68,036.912        10.56              718,470
   Qualified XII (0.95)                                   101,230.135        10.53            1,065,953
   Qualified XII (1.00)                                    46,298.325        10.51              486,595
   Qualified XII (1.05)                                   835,731.915        10.49            8,766,828
   Qualified XII (1.10)                                    28,241.980        10.47              295,694
   Qualified XII (1.15)                                       394.746        10.45                4,125
   Qualified XII (1.20)                                   108,508.577        10.43            1,131,744
   Qualified XII (1.25)                                 1,472,408.435        10.41           15,327,772
   Qualified XII (1.30)                                    14,858.906        10.40              154,533
   Qualified XII (1.35)                                     5,405.147        10.38               56,105
   Qualified XII (1.40)                                     1,902.426        10.36               19,709
   Qualified XII (1.50)                                     6,633.343        10.32               68,456

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES E (CONTINUED)
   Qualified XII (1.65)                                         0.647   $    10.27   $                7
   Qualified XII (1.75)                                     2,973.641        10.23               30,420
   Qualified XV                                            21,701.859        10.43              226,350
   Qualified XVI                                           18,157.972        10.23              185,756
   Qualified XVII                                          87,400.806        10.32              901,976
   Qualified XVIII                                         51,571.632        10.24              528,094
   Qualified XXI                                           14,336.020        10.49              150,385
   Qualified XXII                                         147,037.867        10.49            1,542,427
   Qualified XXIV                                          19,884.999        10.45              207,798
   Qualified XXV                                          106,304.600        10.47            1,113,009
   Qualified XXVI                                          40,919.686        10.44              427,202
   Qualified XXVII                                        892,885.366        10.38            9,268,150
                                                       --------------                ------------------
                                                       10,071,892.190                $      104,443,250
                                                       ==============                ==================
ING GET FUND - SERIES G
Contracts in accumulation period:
   Qualified VI                                         1,047,824.976   $    10.24   $       10,729,728
   Qualified X (1.15)                                      53,401.146        10.17              543,090
   Qualified X (1.25)                                     329,625.531        10.16            3,348,995
   Qualified XI                                            80,104.455        10.44              836,291
   Qualified XII (0.30)                                     4,238.264        10.43               44,205
   Qualified XII (0.80)                                     1,379.677        10.48               14,459
   Qualified XII (0.85)                                     5,463.128        10.46               57,144
   Qualified XII (0.90)                                       359.459        10.45                3,756
   Qualified XII (0.95)                                     8,918.652        10.43               93,022
   Qualified XII (1.00)                                    20,768.548        10.41              216,201
   Qualified XII (1.05)                                   168,753.080        10.39            1,753,345
   Qualified XII (1.10)                                    48,534.107        10.38              503,784
   Qualified XII (1.15)                                     1,860.356        10.36               19,273
   Qualified XII (1.20)                                    33,153.121        10.34              342,803
   Qualified XII (1.25)                                   461,869.195        10.33            4,771,109
   Qualified XII (1.30)                                     4,364.059        10.31               44,993
   Qualified XII (1.35)                                     1,341.290        10.29               13,802
   Qualified XII (1.40)                                     3,655.830        10.27               37,545
   Qualified XII (1.45)                                    29,789.676        10.26              305,642
   Qualified XV                                            18,153.077        10.34              187,703
   Qualified XVI                                            5,334.901        10.16               54,203
   Qualified XVII                                          29,547.778        10.24              302,569
   Qualified XVIII                                         67,491.082        10.16              685,709
   Qualified XXI                                            2,653.538        10.39               27,570
   Qualified XXII                                          12,066.707        10.39              125,373
   Qualified XXIV                                           6,204.074        10.36               64,274
   Qualified XXV                                            8,607.950        10.39               89,437
   Qualified XXVI                                           8,809.930        10.36               91,271
   Qualified XXVII                                        431,924.705        10.30            4,448,824
                                                       --------------                ------------------
                                                        2,896,198.292                $       29,756,120
                                                       ==============                ==================
ING GET FUND - SERIES H
Contracts in accumulation period:
   Qualified VI                                           937,754.517   $    10.31   $        9,668,249
   Qualified X (1.15)                                      59,990.891        10.24              614,307
   Qualified X (1.25)                                     190,425.460        10.23            1,948,052
   Qualified XI                                            87,280.895        10.50              916,449
   Qualified XII (0.30)                                     3,360.343        10.49               35,250

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES H (CONTINUED)
   Qualified XII (0.50)                                       331.013   $    10.62   $            3,515
   Qualified XII (0.80)                                     6,086.049        10.53               64,086
   Qualified XII (0.85)                                     1,991.745        10.51               20,933
   Qualified XII (0.90)                                     1,482.556        10.50               15,567
   Qualified XII (0.95)                                    15,412.738        10.48              161,525
   Qualified XII (1.00)                                    14,401.559        10.46              150,640
   Qualified XII (1.05)                                   270,332.739        10.45            2,824,977
   Qualified XII (1.10)                                    15,975.270        10.43              166,622
   Qualified XII (1.20)                                    13,534.034        10.40              140,754
   Qualified XII (1.25)                                   251,870.497        10.38            2,614,416
   Qualified XII (1.30)                                     1,294.762        10.37               13,427
   Qualified XII (1.35)                                     9,480.837        10.35               98,127
   Qualified XII (1.40)                                     5,908.421        10.34               61,093
   Qualified XII (1.45)                                     1,273.293        10.32               13,140
   Qualified XV                                             7,759.167        10.40               80,695
   Qualified XVI                                            9,559.439        10.23               97,793
   Qualified XVII                                          33,854.112        10.31              349,036
   Qualified XVIII                                         57,003.246        10.23              583,143
   Qualified XXI                                            1,711.012        10.45               17,880
   Qualified XXII                                          24,033.158        10.45              251,147
   Qualified XXV                                              297.267        10.46                3,109
   Qualified XXVI                                           1,931.505        10.42               20,126
   Qualified XXVII                                        226,588.322        10.36            2,347,455
                                                        -------------                ------------------
                                                        2,250,924.847                $       23,281,513
                                                        =============                ==================
ING GET FUND - SERIES I
Contracts in accumulation period:
   Qualified X (1.25)                                     104,216.299   $    10.15   $        1,057,795
   Qualified XVIII                                         13,060.806        10.15              132,567
                                                        -------------                ------------------
                                                          117,277.105                $        1,190,362
                                                        =============                ==================
ING GET FUND - SERIES J
   Contracts in accumulation period:
   Qualified X (1.25)                                      32,417.204   $    10.10   $          327,414
   Qualified XVIII                                          6,621.595        10.10               66,878
                                                        -------------                ------------------
                                                           39,038.799                $          394,292
                                                        =============                ==================
ING GET FUND - SERIES K
   Contracts in accumulation period:
   Qualified X (1.25)                                      35,705.259   $    10.17   $          363,122
   Qualified XXVII                                        164,041.293        10.27            1,684,704
                                                        -------------                ------------------
                                                          199,746.552                $        2,047,826
                                                        =============                ==================
ING GET FUND - SERIES L
   Contracts in accumulation period:
   Qualified XXVII                                        117,245.787   $    10.12   $        1,186,527
                                                        -------------                ------------------
                                                          117,245.787                $        1,186,527
                                                        =============                ==================
ING GET FUND - SERIES Q
   Contracts in accumulation period:
   Qualified XXVII                                        497,644.717   $    10.11   $        5,031,188
                                                        -------------                ------------------
                                                          497,644.717                $        5,031,188
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES S
   Contracts in accumulation period:
   Qualified VI                                         1,656,246.634   $    10.06   $       16,661,841
   Qualified X (1.15)                                      38,592.719        10.06              388,243
   Qualified X (1.25)                                     218,765.031        10.06            2,200,776
   Qualified XI                                           572,902.306        10.10            5,786,313
   Qualified XII (0.30)                                     5,449.378        10.09               54,984
   Qualified XII (0.50)                                    80,231.292        10.11              811,138
   Qualified XII (0.80)                                     5,127.664        10.09               51,738
   Qualified XII (0.85)                                    24,429.986        10.09              246,499
   Qualified XII (0.95)                                    18,188.955        10.08              183,345
   Qualified XII (1.00)                                    93,717.077        10.08              944,668
   Qualified XII (1.05)                                   570,758.824        10.07            5,747,541
   Qualified XII (1.10)                                    57,082.550        10.07              574,821
   Qualified XII (1.20)                                    35,073.321        10.07              353,188
   Qualified XII (1.25)                                   650,192.287        10.06            6,540,934
   Qualified XII (1.30)                                     2,506.476        10.06               25,215
   Qualified XII (1.35)                                    10,615.711        10.06              106,794
   Qualified XII (1.40)                                       614.600        10.05                6,177
   Qualified XII (1.45)                                       365.721        10.05                3,675
   Qualified XII (1.50)                                       526.792        10.05                5,294
   Qualified XII (1.55)                                        44.496        10.04                  447
   Qualified XII (1.65)                                    13,858.058        10.04              139,135
   Qualified XV                                             6,135.341        10.07               61,783
   Qualified XVI                                           17,907.417        10.04              179,790
   Qualified XVII                                          22,176.340        10.06              223,094
   Qualified XVIII                                         23,171.033        10.06              233,101
   Qualified XXI                                              174.334        10.08                1,757
   Qualified XXII                                          90,447.222        10.09              912,612
   Qualified XXIV                                           5,638.923        10.08               56,840
   Qualified XXV                                              560.135        10.09                5,652
   Qualified XXVI                                             280.439        10.08                2,827
   Qualified XXVII                                        401,929.211        10.07            4,047,427
                                                       --------------                ------------------
                                                        4,623,710.273                $       46,557,649
                                                       ==============                ==================
ING VP BALANCED
   Currently payable annuity contracts:                                              $       24,462,370
   Contracts in accumulation period:
   Qualified I                                             28,567.376   $    26.55              758,464
   Qualified III                                           35,680.628        26.33              939,471
   Qualified V                                              5,746.715        19.86              114,130
   Qualified VI                                        13,616,148.388        20.06          273,139,937
   Qualified VII                                          175,628.126        19.35            3,398,404
   Qualified VIII                                           4,016.404        18.61               74,745
   Qualified IX                                             1,908.257        19.09               36,429
   Qualified X (1.15)                                     202,644.102        20.24            4,101,517
   Qualified X (1.25)                                   3,112,040.749        20.06           62,427,537
   Qualified XI                                           586,957.465        20.69           12,144,150
   Qualified XII (0.05)                                   112,979.394        20.61            2,328,505
   Qualified XII (0.25)                                   886,007.508        10.26            9,090,437
   Qualified XII (0.35)                                   341,321.190        10.22            3,488,303
   Qualified XII (0.45)                                   208,793.294        10.17            2,123,428
   Qualified XII (0.55)                                   182,934.849        10.12            1,851,301

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP BALANCED (CONTINUED)
   Qualified XII (0.60)                                   666,707.634   $    10.10   $        6,733,747
   Qualified XII (0.65)                                   105,474.161        10.08            1,063,180
   Qualified XII (0.70)                                   435,255.513        10.05            4,374,318
   Qualified XII (0.75)                                   402,962.341        10.03            4,041,712
   Qualified XII (0.80)                                 2,637,345.102        10.68           28,166,846
   Qualified XII (0.85)                                 1,340,813.980        14.41           19,321,129
   Qualified XII (0.90)                                    24,613.342        10.45              257,209
   Qualified XII (0.95)                                   485,662.162        14.31            6,949,826
   Qualified XII (1.00)                                 3,100,422.063        14.27           44,243,023
   Qualified XII (1.05)                                   160,253.998        14.22            2,278,812
   Qualified XII (1.10)                                    60,447.240        14.17              856,537
   Qualified XII (1.15)                                    70,352.843        14.13              994,086
   Qualified XII (1.20)                                    87,711.247        14.08            1,234,974
   Qualified XII (1.25)                                    16,259.955        14.03              228,127
   Qualified XII (1.30)                                       468.030        13.99                6,548
   Qualified XII (1.35)                                       519.151        13.94                7,237
   Qualified XII (1.40)                                    22,210.056        13.89              308,498
   Qualified XII (1.50)                                     1,840.575        13.80               25,400
   Qualified XV                                            73,072.951        20.42            1,492,150
   Qualified XVI                                          277,476.599        19.77            5,485,712
   Qualified XVII                                         239,235.565        20.34            4,866,051
   Qualified XVIII                                        367,109.219        20.34            7,467,002
   Qualified XIX                                           14,399.772        26.92              387,642
   Qualified XX                                            55,399.360        26.70            1,479,163
   Qualified XXI                                           88,271.639        20.53            1,812,217
   Qualified XXII                                          89,394.612        20.62            1,843,317
   Qualified XXIV                                         324,475.805        14.31            4,643,249
   Qualified XXV                                          212,956.652        20.35            4,333,668
   Qualified XXVI                                          23,517.472        20.28              476,934
   Qualified XXVII                                      1,335,578.757        26.48           35,366,125
   Qualified XXVIII                                       153,436.146        26.40            4,050,714
   Qualified XXIX                                           1,326.638        26.33               34,930
   Qualified XXX                                           99,850.925        26.20            2,616,094
                                                       --------------                ------------------
                                                       32,476,195.950                $      597,925,305
                                                       ==============                ==================
ING VP BOND
   Currently payable annuity contracts:                                              $        6,746,576
   Contracts in accumulation period:
   Qualified I                                             11,413.379   $    67.84              774,284
   Qualified III                                           10,636.617        66.86              711,164
   Qualified V                                             16,218.491        17.31              280,742
   Qualified VI                                        10,976,889.709        17.24          189,241,579
   Qualified VII                                          133,889.851        15.99            2,140,899
   Qualified VIII                                          10,761.063        15.87              170,778
   Qualified IX                                             2,005.576        16.38               32,851
   Qualified X (1.15)                                     218,587.591        17.40            3,803,424
   Qualified X (1.25)                                   1,668,772.437        17.24           28,769,637
   Qualified XI                                           476,740.805        17.79            8,481,219
   Qualified XII (0.05)                                    20,096.328        17.72              356,107
   Qualified XII (0.25)                                   368,325.874        13.37            4,924,517
   Qualified XII (0.35)                                   150,159.665        13.31            1,998,625
   Qualified XII (0.45)                                   146,053.936        13.25            1,935,215

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP BOND (CONTINUED)
   Qualified XII (0.55)                                   112,073.453   $    13.19   $        1,478,249
   Qualified XII (0.60)                                   378,990.457        13.16            4,987,514
   Qualified XII (0.65)                                   215,827.054        13.13            2,833,809
   Qualified XII (0.70)                                   184,031.200        13.10            2,410,809
   Qualified XII (0.75)                                   306,789.013        13.07            4,009,732
   Qualified XII (0.80)                                 1,633,601.434        13.22           21,596,211
   Qualified XII (0.85)                                   921,078.232        15.00           13,816,173
   Qualified XII (0.90)                                    12,078.880        13.18              159,200
   Qualified XII (0.95)                                   526,766.029        14.90            7,848,814
   Qualified XII (1.00)                                 2,737,924.698        14.85           40,658,182
   Qualified XII (1.05)                                   174,257.391        14.80            2,579,009
   Qualified XII (1.10)                                    85,506.945        14.75            1,261,227
   Qualified XII (1.15)                                    63,807.532        14.70              937,971
   Qualified XII (1.20)                                    61,947.176        14.65              907,526
   Qualified XII (1.25)                                    44,357.504        14.60              647,620
   Qualified XII (1.30)                                     8,314.353        14.56              121,057
   Qualified XII (1.35)                                       436.080        14.51                6,328
   Qualified XII (1.40)                                    25,842.305        14.46              373,680
   Qualified XII (1.50)                                     7,602.839        14.36              109,177
   Qualified XV                                            36,087.230        17.56              633,692
   Qualified XVI                                          193,755.163        17.00            3,293,838
   Qualified XVII                                         243,240.171        17.39            4,229,947
   Qualified XVIII                                        465,608.106        17.39            8,096,925
   Qualified XIX                                            2,460.649        68.41              168,333
   Qualified XX                                            14,922.558        67.42            1,006,079
   Qualified XXI                                           25,268.160        17.65              445,983
   Qualified XXII                                          76,124.257        17.72            1,348,922
   Qualified XXIV                                         160,287.792        14.90            2,388,288
   Qualified XXV                                          105,460.959        17.49            1,844,512
   Qualified XXVI                                          23,432.162        17.43              408,423
   Qualified XXVII                                        774,013.087        67.24           52,044,640
   Qualified XXVIII                                       344,126.396        67.02           23,063,351
   Qualified XXIX                                           2,299.993        66.86              153,778
   Qualified XXX                                           29,182.257        66.51            1,940,912
                                                       --------------                ------------------
                                                       24,208,052.837                $      458,177,528
                                                       ==============                ==================
ING VP EMERGING MARKETS
   Contracts in accumulation period:
   Qualified XXVII                                        670,676.292   $     5.77   $        3,869,802
   Qualified XXVIII                                       200,002.160         5.75            1,150,012
                                                       --------------                ------------------
                                                          870,678.452                $        5,019,814
                                                       ==============                ==================

ING VP MONEY MARKET
   Currently payable annuity contracts:                                              $          149,144
   Contracts in accumulation period:
   Qualified I                                             10,124.742   $    49.00              496,112
   Qualified III                                            4,469.117        48.16              215,233
   Qualified V                                             29,343.103        13.79              404,641
   Qualified VI                                         8,751,582.395        13.98          122,347,122
   Qualified VII                                          239,684.072        13.92            3,336,402
   Qualified VIII                                          11,319.623        13.46              152,362
   Qualified IX                                             1,744.137        14.01               24,435

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET (CONTINUED)
   Qualified X (1.15)                                     459,876.815   $    14.11   $        6,488,862
   Qualified X (1.25)                                   1,919,745.105        13.98           26,838,037
   Qualified XI                                           360,682.861        14.42            5,201,047
   Qualified XII (0.05)                                    51,230.576        14.37              736,183
   Qualified XII (0.25)                                   475,250.337        12.06            5,731,519
   Qualified XII (0.35)                                   118,551.250        12.00            1,422,615
   Qualified XII (0.45)                                   132,966.170        11.95            1,588,946
   Qualified XII (0.55)                                   151,211.528        11.89            1,797,905
   Qualified XII (0.60)                                   109,591.256        11.86            1,299,752
   Qualified XII (0.65)                                   360,337.361        11.84            4,266,394
   Qualified XII (0.70)                                   436,909.665        11.81            5,159,903
   Qualified XII (0.75)                                   374,628.269        11.78            4,413,121
   Qualified XII (0.80)                                 2,415,659.282        11.91           28,770,502
   Qualified XII (0.85)                                   644,548.303        12.83            8,269,555
   Qualified XII (0.90)                                    13,539.865        11.82              160,041
   Qualified XII (0.95)                                   598,539.238        12.75            7,631,375
   Qualified XII (1.00)                                 2,493,907.375        12.71           31,697,563
   Qualified XII (1.05)                                   184,652.624        12.67            2,339,549
   Qualified XII (1.10)                                   162,880.678        12.62            2,055,554
   Qualified XII (1.15)                                    82,720.326        12.58            1,040,622
   Qualified XII (1.20)                                    92,375.700        12.54            1,158,391
   Qualified XII (1.25)                                    68,472.602        12.50              855,908
   Qualified XII (1.30)                                    18,596.771        12.46              231,716
   Qualified XII (1.35)                                     5,344.130        12.42               66,374
   Qualified XII (1.40)                                    44,830.783        12.37              554,557
   Qualified XII (1.50)                                    15,705.448        12.29              193,020
   Qualified XV                                            23,654.411        14.23              336,602
   Qualified XVI                                          194,182.129        13.78            2,675,830
   Qualified XVII                                         317,922.235        13.98            4,444,553
   Qualified XVIII                                        616,450.659        13.98            8,617,980
   Qualified XIX                                            2,490.783        49.00              122,048
   Qualified XX                                            60,016.971        48.16            2,890,417
   Qualified XXI                                           52,594.493        14.31              752,627
   Qualified XXII                                         118,165.403        14.37            1,698,037
   Qualified XXIV                                         153,167.800        12.75            1,952,889
   Qualified XXV                                          124,661.443        14.18            1,767,699
   Qualified XXVI                                          38,272.919        14.14              541,179
   Qualified XXVII                                        804,354.435        49.45           39,775,327
   Qualified XXVIII                                       517,956.948        48.49           25,115,732
   Qualified XXIX                                           2,238.033        48.16              107,784
   Qualified XXX                                           19,884.534        47.91              952,668
                                                       --------------                ------------------
                                                       23,887,034.703                $      368,845,834
                                                       ==============                ==================
ING VP NATURAL RESOURCES
   Contracts in accumulation period:
   Qualified III                                            5,723.999   $    12.09   $           69,203
   Qualified V                                              2,992.019        13.31               39,824
   Qualified VI                                           313,360.780        13.04            4,086,225
   Qualified VIII                                           1,274.435        11.30               14,401
   Qualified XI                                            18,877.291        13.46              254,088
   Qualified XII (0.05)                                       433.536        13.41                5,814

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP NATURAL RESOURCES (CONTINUED)
   Qualified XII (0.25)                                    19,692.336   $     8.50   $          167,385
   Qualified XII (0.45)                                    10,732.855         8.42               90,371
   Qualified XII (0.55)                                     2,826.123         8.38               23,683
   Qualified XII (0.60)                                    12,408.498         8.36              103,735
   Qualified XII (0.65)                                     1,136.712         8.34                9,480
   Qualified XII (0.70)                                     6,683.873         8.32               55,610
   Qualified XII (0.75)                                    14,347.860         8.30              119,087
   Qualified XII (0.80)                                    99,437.851         9.06              900,907
   Qualified XII (0.85)                                    26,533.740        10.36              274,890
   Qualified XII (0.90)                                     1,077.835         9.02                9,722
   Qualified XII (0.95)                                    20,849.800        10.29              214,544
   Qualified XII (1.00)                                    82,891.475        10.26              850,467
   Qualified XII (1.05)                                     4,526.971        10.22               46,266
   Qualified XII (1.10)                                     2,323.647        10.19               23,678
   Qualified XII (1.15)                                     3,016.411        10.16               30,647
   Qualified XII (1.20)                                     3,184.376        10.12               32,226
   Qualified XII (1.25)                                        98.531        10.09                  994
   Qualified XII (1.40)                                       111.768         9.99                1,117
   Qualified XV                                             7,492.389        13.28               99,499
   Qualified XVI                                            5,191.242        12.86               66,759
   Qualified XVII                                             718.296        13.04                9,367
   Qualified XXI                                            2,675.921        13.35               35,724
   Qualified XXII                                           2,937.967        13.41               39,398
   Qualified XXIV                                           7,621.215        10.29               78,422
   Qualified XXV                                            1,394.359        13.20               18,406
   Qualified XXVI                                             927.197        13.15               12,193
   Qualified XXVII                                        255,162.490        12.16            3,102,776
   Qualified XXVIII                                        83,305.976        12.12            1,009,668
                                                        -------------                ------------------
                                                        1,021,969.774                $       11,896,576
                                                        =============                ==================
ING VP STRATEGIC ALLOCATION BALANCED
   Currently payable annuity contracts:                                              $           51,327
   Contracts in accumulation period:
   Qualified III                                               34.558   $    13.39                  463
   Qualified V                                              1,031.284        13.23               13,644
   Qualified VI                                         1,772,983.849        13.39           23,740,254
   Qualified X (1.15)                                      18,977.123        13.81              262,074
   Qualified X (1.25)                                     220,388.127        13.71            3,021,521
   Qualified XI                                            66,761.585        13.82              922,645
   Qualified XII (0.05)                                     3,348.418        13.76               46,074
   Qualified XII (0.25)                                    79,829.333         9.05              722,455
   Qualified XII (0.35)                                     5,417.450         9.00               48,757
   Qualified XII (0.45)                                   232,497.674         8.96            2,083,179
   Qualified XII (0.55)                                     3,740.605         8.92               33,366
   Qualified XII (0.60)                                     2,505.974         8.90               22,303
   Qualified XII (0.65)                                   100,042.445         8.88              888,377
   Qualified XII (0.70)                                    56,939.723         8.86              504,486
   Qualified XII (0.75)                                   152,277.394         8.84            1,346,132
   Qualified XII (0.80)                                   159,012.474         9.30            1,478,816
   Qualified XII (0.85)                                   100,727.719        12.29            1,237,944
   Qualified XII (0.90)                                     1,351.536         9.14               12,353

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED (CONTINUED)
   Qualified XII (0.95)                                    48,154.106   $    12.21   $          587,962
   Qualified XII (1.00)                                   213,470.857        12.17            2,597,940
   Qualified XII (1.05)                                    79,095.701        12.13              959,431
   Qualified XII (1.10)                                    58,967.192        12.09              712,913
   Qualified XII (1.15)                                    13,408.589        12.05              161,573
   Qualified XII (1.20)                                   338,865.113        12.01            4,069,770
   Qualified XII (1.25)                                    14,719.814        11.97              176,196
   Qualified XII (1.30)                                     5,795.825        11.93               69,144
   Qualified XII (1.40)                                    16,363.118        11.85              193,903
   Qualified XII (1.50)                                       956.555        11.77               11,259
   Qualified XV                                             8,114.256        13.64              110,678
   Qualified XVI                                           32,472.085        13.20              428,632
   Qualified XVII                                          25,171.050        13.66              343,837
   Qualified XVIII                                          5,221.481        13.98               72,996
   Qualified XXI                                            7,208.374        13.71               98,827
   Qualified XXII                                          11,610.805        13.77              159,881
   Qualified XXIV                                           6,580.803        12.21               80,352
   Qualified XXV                                            5,771.735        13.59               78,438
   Qualified XXVII                                         34,761.487        13.47              468,237
   Qualified XXVIII                                         2,087.529        13.43               28,036
                                                        -------------                ------------------
                                                        3,906,663.746                $       47,846,175
                                                        =============                ==================
ING VP STRATEGIC ALLOCATION GROWTH
   Contracts in accumulation period:
   Qualified III                                              261.792   $    13.09   $            3,427
   Qualified V                                              1,975.565        12.94               25,564
   Qualified VI                                         2,264,302.165        13.09           29,639,715
   Qualified VIII                                               8.583        13.09                  112
   Qualified X (1.15)                                      54,452.672        13.57              738,923
   Qualified X (1.25)                                     281,511.792        13.47            3,791,964
   Qualified XI                                            78,386.989        13.51            1,059,008
   Qualified XII (0.05)                                     6,182.241        13.46               83,213
   Qualified XII (0.25)                                   139,476.977         8.18            1,140,922
   Qualified XII (0.35)                                     6,655.855         8.14               54,179
   Qualified XII (0.45)                                    99,615.708         8.10              806,887
   Qualified XII (0.55)                                     3,616.868         8.06               29,152
   Qualified XII (0.60)                                     6,440.827         8.05               51,849
   Qualified XII (0.65)                                   257,890.433         8.03            2,070,860
   Qualified XII (0.70)                                    44,529.794         8.01              356,684
   Qualified XII (0.75)                                   196,707.952         7.99            1,571,697
   Qualified XII (0.80)                                   224,992.381         8.48            1,907,935
   Qualified XII (0.85)                                   153,004.359        11.82            1,808,512
   Qualified XII (0.90)                                     2,510.678         8.32               20,889
   Qualified XII (0.95)                                    64,757.719        11.74              760,256
   Qualified XII (1.00)                                   476,634.337        11.70            5,576,622
   Qualified XII (1.05)                                    91,472.949        11.66            1,066,575
   Qualified XII (1.10)                                    46,765.872        11.63              543,887
   Qualified XII (1.15)                                    17,409.816        11.59              201,780
   Qualified XII (1.20)                                    44,481.738        11.55              513,764
   Qualified XII (1.25)                                     9,023.836        11.51              103,864
   Qualified XII (1.30)                                     8,197.476        11.47               94,025
   Qualified XII (1.35)                                         9.263        11.43                  106

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION GROWTH (CONTINUED)
   Qualified XII (1.40)                                     8,357.037   $    11.40   $           95,270
   Qualified XII (1.50)                                     5,892.227        11.32               66,700
   Qualified XV                                             7,223.156        13.33               96,285
   Qualified XVI                                           39,074.833        12.91              504,456
   Qualified XVII                                           1,085.370        13.35               14,490
   Qualified XVIII                                          5,383.002        13.73               73,909
   Qualified XXI                                            9,347.790        13.41              125,354
   Qualified XXII                                          10,986.280        13.46              147,875
   Qualified XXIV                                          20,534.846        11.74              241,079
   Qualified XXV                                           10,298.073        13.29              136,861
   Qualified XXVI                                             408.926        13.24                5,414
   Qualified XXVII                                         37,872.348        13.17              498,779
   Qualified XXVIII                                         1,320.520        13.13               17,338
                                                        -------------                ------------------
                                                        4,739,061.045                $       56,046,181
                                                        =============                ==================
ING VP STRATEGIC ALLOCATION INCOME
   Currently payable annuity contracts:                                              $          139,145
   Contracts in accumulation period:
   Qualified III                                              803.048   $    14.21               11,411
   Qualified V                                                925.339        14.04               12,992
   Qualified VI                                           973,538.455        14.21           13,833,981
   Qualified X (1.15)                                      48,486.711        14.38              697,239
   Qualified X (1.25)                                     231,298.028        14.27            3,300,623
   Qualified XI                                            40,962.859        14.66              600,516
   Qualified XII (0.05)                                    35,694.180        14.60              521,135
   Qualified XII (0.25)                                    26,978.563        10.47              282,466
   Qualified XII (0.35)                                     6,523.381        10.42               67,974
   Qualified XII (0.45)                                    77,970.736        10.37              808,557
   Qualified XII (0.55)                                    15,974.989        10.32              164,862
   Qualified XII (0.60)                                     5,239.431        10.30               53,966
   Qualified XII (0.65)                                    46,946.672        10.27              482,142
   Qualified XII (0.70)                                    39,382.687        10.25              403,673
   Qualified XII (0.75)                                    41,645.624        10.23              426,035
   Qualified XII (0.80)                                   112,797.095        10.58            1,193,393
   Qualified XII (0.85)                                    73,305.862        13.31              975,701
   Qualified XII (0.90)                                     2,986.698        10.47               31,271
   Qualified XII (0.95)                                    31,711.658        13.22              419,228
   Qualified XII (1.00)                                   274,078.666        13.18            3,612,357
   Qualified XII (1.05)                                    42,974.743        13.13              564,258
   Qualified XII (1.10)                                    28,652.959        13.09              375,067
   Qualified XII (1.15)                                     6,920.661        13.05               90,315
   Qualified XII (1.20)                                    20,360.359        13.00              264,685
   Qualified XII (1.25)                                     9,558.989        12.96              123,884
   Qualified XII (1.30)                                     2,236.087        12.92               28,890
   Qualified XII (1.35)                                         3.209        12.87                   41
   Qualified XII (1.40)                                     4,846.121        12.83               62,176
   Qualified XII (1.50)                                       431.108        12.75                5,497
   Qualified XV                                             3,318.577        14.47               48,020
   Qualified XVI                                           18,116.694        14.00              253,634
   Qualified XVII                                          18,001.337        14.49              260,839
   Qualified XVIII                                         30,655.482        14.55              446,037

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION INCOME (CONTINUED)
   Qualified XXI                                            3,078.050   $    14.55   $           44,786
   Qualified XXII                                           6,150.406        14.60               89,796
   Qualified XXIV                                           3,767.431        13.22               49,805
   Qualified XXV                                            5,172.324        14.42               74,585
   Qualified XXVI                                             318.566        14.37                4,578
   Qualified XXVII                                         53,498.336        14.29              764,491
   Qualified XXVIII                                         1,376.886        14.24               19,607
                                                        -------------                ------------------
                                                        2,346,689.007                $       31,609,658
                                                        =============                ==================
ING ALGER AGGRESSIVE GROWTH INITIAL CLASS
   Contracts in accumulation period:
   Qualified XI                                                 0.218   $     9.58   $                2
                                                        -------------                ------------------
                                                                0.218                $                2
                                                        =============                ==================
ING ALGER AGGRESSIVE GROWTH SERVICE CLASS
   Contracts in accumulation period:
   Qualified VI                                            63,009.309   $     5.02   $          316,307
   Qualified VIII                                             440.616         5.02                2,212
   Qualified X (1.15)                                       2,837.125         7.32               20,768
   Qualified X (1.25)                                      28,365.444         7.17              203,380
   Qualified XII (0.60)                                        13.537         5.06                   68
   Qualified XII (0.75)                                    58,241.908         5.05              294,122
   Qualified XII (0.80)                                     8,526.012         5.04               42,971
   Qualified XII (0.85)                                        74.135         5.04                  374
   Qualified XII (0.90)                                        14.767         5.04                   74
   Qualified XII (0.95)                                     1,545.125         5.03                7,772
   Qualified XII (1.00)                                     1,005.642         5.03                5,058
   Qualified XII (1.05)                                         2.888         5.03                   15
   Qualified XII (1.10)                                         1.357         5.03                    7
   Qualified XII (1.15)                                       115.718         5.02                  581
   Qualified XII (1.20)                                       691.796         5.02                3,473
   Qualified XII (1.25)                                        10.069         5.02                   51
   Qualified XII (1.40)                                        75.507         5.01                  378
   Qualified XVI                                              139.982         5.00                  700
   Qualified XXIV                                             363.449         5.04                1,832
   Qualified XXV                                              255.827         5.05                1,292
   Qualified XXVI                                              14.048         5.04                   71
                                                        -------------                ------------------
                                                          165,744.261                $          901,506
                                                        =============                ==================
ING ALGER GROWTH
   Contracts in accumulation period:
   Qualified VI                                            19,746.926   $     6.50   $          128,355
   Qualified X (1.25)                                       5,333.025         6.85               36,531
   Qualified XII (0.75)                                    10,843.404         6.53               70,807
   Qualified XII (0.80)                                       158.541         6.53                1,035
   Qualified XII (0.85)                                       101.970         6.53                  666
   Qualified XII (0.95)                                       153.513         6.52                1,001
   Qualified XII (1.00)                                       627.969         6.51                4,088

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING ALGER GROWTH (CONTINUED)
   Qualified XII (1.05)                                       401.046   $     6.51   $            2,611
   Qualified XII (1.10)                                        23.198         6.51                  151
   Qualified XII (1.25)                                       742.257         6.50                4,825
   Qualified XII (1.40)                                        43.164         6.48                  280
   Qualified XVI                                              163.403         6.48                1,059
   Qualified XXI                                              247.248         6.53                1,615
   Qualified XXIV                                             265.896         6.52                1,734
   Qualified XXV                                               28.466         6.53                  186
                                                          -----------                ------------------
                                                           38,880.026                $          254,944
                                                          ===========                ==================
ING AMERICAN CENTURY SMALL CAP VALUE
   Contracts in accumulation period:
   Qualified VI                                           163,145.433   $     8.08   $        1,318,215
   Qualified X (1.15)                                       2,645.169         8.09               21,399
   Qualified X (1.25)                                      19,926.695         8.08              161,008
   Qualified XII (0.55)                                       280.144         8.12                2,275
   Qualified XII (0.60)                                       384.526         8.12                3,122
   Qualified XII (0.70)                                        42.544         8.11                  345
   Qualified XII (0.80)                                    12,107.146         8.11               98,189
   Qualified XII (0.85)                                     2,906.852         8.10               23,546
   Qualified XII (0.95)                                     1,360.490         8.10               11,020
   Qualified XII (1.00)                                    16,449.537         8.10              133,241
   Qualified XII (1.05)                                       557.766         8.09                4,512
   Qualified XII (1.10)                                       663.050         8.09                5,364
   Qualified XII (1.15)                                       162.796         8.09                1,317
   Qualified XII (1.20)                                       538.779         8.08                4,353
   Qualified XII (1.25)                                       126.450         8.08                1,022
   Qualified XII (1.40)                                     2,784.178         8.07               22,468
   Qualified XV                                               359.362         8.10                2,911
   Qualified XVI                                            1,575.060         8.07               12,711
   Qualified XXI                                               18.856         8.11                  153
   Qualified XXIV                                             581.787         8.10                4,712
   Qualified XXV                                              258.923         8.11                2,100
                                                          -----------                ------------------
                                                          226,875.543                $        1,833,983
                                                          ===========                ==================
ING BARON SMALL CAP GROWTH
   Contracts in accumulation period:
   Qualified VI                                           223,644.884   $     8.69   $        1,943,474
   Qualified X (1.15)                                       2,736.629         8.69               23,781
   Qualified X (1.25)                                      10,875.895         8.69               94,512
   Qualified XII (0.55)                                       236.635         8.73                2,066
   Qualified XII (0.70)                                     1,512.485         8.72               13,189
   Qualified XII (0.75)                                       921.291         8.72                8,034
   Qualified XII (0.80)                                    87,835.912         8.71              765,051
   Qualified XII (0.85)                                     4,914.819         8.71               42,808
   Qualified XII (0.90)                                        10.927         8.71                   95
   Qualified XII (0.95)                                     4,065.581         8.70               35,371
   Qualified XII (1.00)                                    24,109.673         8.70              209,754
   Qualified XII (1.05)                                       101.066         8.70                  879
   Qualified XII (1.10)                                       121.984         8.69                1,060

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING BARON SMALL CAP GROWTH (CONTINUED)
   Qualified XII (1.15)                                        35.313   $     8.69   $              307
   Qualified XII (1.20)                                       226.748         8.69                1,970
   Qualified XII (1.25)                                       179.742         8.69                1,562
   Qualified XII (1.35)                                         1.280         8.68                   11
   Qualified XII (1.40)                                     1,266.520         8.68               10,993
   Qualified XVI                                            4,599.073         8.67               39,874
   Qualified XXIV                                           2,214.091         8.71               19,285
   Qualified XXV                                               78.610         8.72                  685
   Qualified XXVI                                           2,753.300         8.71               23,981
                                                          -----------                ------------------
                                                          372,442.458                $        3,238,742
                                                          ===========                ==================
ING DSI ENHANCED INDEX
   Contracts in accumulation period:
   Qualified VI                                            10,497.451   $     6.20   $           65,084
   Qualified X (1.15)                                       2,587.497         8.04               20,803
   Qualified X (1.25)                                       1,138.464         7.64                8,698
   Qualified XII (0.60)                                     1,052.326         6.25                6,577
   Qualified XII (0.75)                                        19.003         6.24                  119
   Qualified XII (0.80)                                     2,497.597         6.23               15,560
   Qualified XII (0.85)                                        54.364         6.23                  339
   Qualified XII (0.95)                                        91.085         6.22                  567
   Qualified XII (1.00)                                       470.345         6.22                2,926
   Qualified XII (1.10)                                       100.027         6.21                  621
   Qualified XII (1.15)                                       439.142         6.21                2,727
   Qualified XII (1.20)                                        64.385         6.21                  400
   Qualified XII (1.25)                                        63.063         6.20                  391
   Qualified XII (1.35)                                        15.352         6.20                   95
   Qualified XII (1.40)                                        99.916         6.19                  618
   Qualified XVI                                               10.027         6.18                   62
                                                          -----------                ------------------
                                                           19,200.044                $          125,587
                                                          ===========                ==================
ING GOLDMAN SACHS(R) CAPITAL GROWTH
   Contracts in accumulation period:
   Qualified VI                                            13,555.260   $     8.26   $          111,966
   Qualified X (1.15)                                       3,958.638         8.05               31,867
   Qualified X (1.25)                                       8,567.160         7.59               65,025
   Qualified XII (0.60)                                       779.269         8.32                6,484
   Qualified XII (0.70)                                     5,413.525         8.31               44,986
   Qualified XII (0.80)                                     5,308.830         8.30               44,063
   Qualified XII (0.85)                                       121.662         8.30                1,010
   Qualified XII (0.95)                                       375.818         8.29                3,116
   Qualified XII (1.00)                                     4,044.466         8.28               33,488
   Qualified XII (1.10)                                        15.681         8.28                  130
   Qualified XII (1.15)                                        43.404         8.27                  359
   Qualified XII (1.20)                                       196.905         8.27                1,628
   Qualified XII (1.25)                                         1.010         8.26                    8
   Qualified XII (1.40)                                        67.212         8.25                  554
   Qualified XVI                                                8.733         8.24                   72
   Qualified XXIV                                             283.097         8.30                2,350
                                                          -----------                ------------------
                                                           42,740.670                $          347,106
                                                          ===========                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL
   Currently payable annuity contracts:                                              $            3,540
   Contracts in accumulation period:
   Qualified III                                           27,814.880   $    15.11              420,283
   Qualified V                                              4,571.159        14.20               64,910
   Qualified VI                                         2,328,539.450        14.49           33,740,537
   Qualified VIII                                          21,899.701        12.20              267,176
   Qualified X (1.15)                                      48,135.581        14.62              703,742
   Qualified X (1.25)                                     300,036.551        14.49            4,347,530
   Qualified XI                                           197,790.588        14.95            2,956,969
   Qualified XII (0.05)                                    36,586.526        14.89              544,773
   Qualified XII (0.25)                                   238,934.921         7.41            1,770,508
   Qualified XII (0.35)                                   160,036.335         7.37            1,179,468
   Qualified XII (0.45)                                    57,454.038         7.34              421,713
   Qualified XII (0.55)                                    49,861.213         7.30              363,987
   Qualified XII (0.60)                                   166,958.199         7.29            1,217,125
   Qualified XII (0.65)                                    26,794.139         7.27              194,793
   Qualified XII (0.70)                                    81,813.517         7.25              593,148
   Qualified XII (0.75)                                   191,465.378         7.24            1,386,209
   Qualified XII (0.80)                                   658,808.819         8.15            5,369,292
   Qualified XII (0.85)                                   405,645.682        10.04            4,072,683
   Qualified XII (0.90)                                     7,662.551         8.11               62,143
   Qualified XII (0.95)                                   248,518.251         9.98            2,480,212
   Qualified XII (1.00)                                   977,300.534         9.94            9,714,367
   Qualified XII (1.05)                                    67,366.342         9.91              667,600
   Qualified XII (1.10)                                    29,311.352         9.88              289,596
   Qualified XII (1.15)                                    19,609.430         9.84              192,957
   Qualified XII (1.20)                                    19,441.070         9.81              190,717
   Qualified XII (1.25)                                     7,122.165         9.78               69,655
   Qualified XII (1.30)                                       504.675         9.75                4,921
   Qualified XII (1.35)                                       341.039         9.71                3,311
   Qualified XII (1.40)                                     5,015.004         9.68               48,545
   Qualified XII (1.50)                                     2,929.477         9.62               28,182
   Qualified XV                                            30,117.852        14.75              444,238
   Qualified XVI                                           44,371.171        14.28              633,620
   Qualified XVII                                             820.251        14.49               11,885
   Qualified XVIII                                          5,858.777        14.49               84,894
   Qualified XXI                                           25,162.815        14.83              373,165
   Qualified XXII                                          47,652.333        14.89              709,543
   Qualified XXIV                                          36,268.861         9.98              361,963
   Qualified XXV                                           12,530.785        14.65              183,576
   Qualified XXVI                                           1,909.541        14.60               27,879
   Qualified XXVII                                      1,878,239.754        15.19           28,530,462
   Qualified XXVIII                                       205,242.056        15.14            3,107,365
                                                        -------------                ------------------
                                                        8,676,442.763                $      107,839,182
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING JPMORGAN MID CAP VALUE
   Contracts in accumulation period:
   Qualified VI                                            63,570.112   $     9.17   $          582,938
   Qualified X (1.15)                                       2,696.330         9.17               24,725
   Qualified X (1.25)                                      12,060.869         9.17              110,598
   Qualified XII (0.60)                                        18.133         9.21                  167
   Qualified XII (0.70)                                     1,321.443         9.20               12,157
   Qualified XII (0.75)                                       575.507         9.20                5,295
   Qualified XII (0.80)                                       378.464         9.20                3,482
   Qualified XII (0.85)                                     1,644.228         9.19               15,110
   Qualified XII (0.90)                                         6.151         9.19                   57
   Qualified XII (0.95)                                     3,891.292         9.19               35,761
   Qualified XII (1.00)                                    19,851.360         9.18              182,235
   Qualified XII (1.05)                                       530.910         9.18                4,874
   Qualified XII (1.10)                                       220.364         9.18                2,023
   Qualified XII (1.15)                                        93.841         9.17                  861
   Qualified XII (1.20)                                       534.381         9.17                4,900
   Qualified XII (1.25)                                        15.567         9.17                  143
   Qualified XII (1.40)                                        56.278         9.16                  516
   Qualified XII (1.50)                                        10.104         9.15                   92
   Qualified XV                                               104.279         9.19                  958
   Qualified XVI                                               91.101         9.15                  834
   Qualified XVIII                                          1,170.019         9.18               10,741
   Qualified XXI                                               98.709         9.20                  908
   Qualified XXIV                                             246.172         9.19                2,262
   Qualified XXV                                            3,653.900         9.20               33,616
   Qualified XXVI                                             325.387         9.19                2,990
                                                        -------------                ------------------
                                                          113,164.901                $        1,038,243
                                                        =============                ==================
ING MFS CAPITAL OPPORTUNITIES
   Currently payable annuity contracts:                                              $          229,788
   Contracts in accumulation period:
   Qualified III                                           49,978.315   $    20.57            1,028,054
   Qualified V                                              8,641.860        16.76              144,838
   Qualified VI                                         2,219,659.014        16.93           37,578,827
   Qualified VIII                                          10,372.352        14.55              150,918
   Qualified X (1.15)                                      40,474.101         7.39              299,104
   Qualified X (1.25)                                     289,373.285         7.36            2,129,787
   Qualified XI                                           254,492.046        17.47            4,445,976
   Qualified XII (0.05)                                    19,254.213        17.40              335,023
   Qualified XII (0.25)                                   105,534.113         7.80              823,166
   Qualified XII (0.35)                                    88,409.423         7.76              686,057
   Qualified XII (0.45)                                   156,205.663         7.73            1,207,470
   Qualified XII (0.55)                                    72,511.644         7.69              557,615
   Qualified XII (0.60)                                   111,920.419         7.67              858,430
   Qualified XII (0.65)                                    22,922.779         7.66              175,588
   Qualified XII (0.70)                                   159,491.623         7.64            1,218,516

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES (CONTINUED)
   Qualified XII (0.75)                                   127,394.693   $     7.62   $          970,748
   Qualified XII (0.80)                                   602,099.576         8.61            5,184,077
   Qualified XII (0.85)                                   432,856.909        11.19            4,843,669
   Qualified XII (0.90)                                    13,888.557         8.29              115,136
   Qualified XII (0.95)                                   251,886.874        11.12            2,800,982
   Qualified XII (1.00)                                 1,214,496.410        11.08           13,456,620
   Qualified XII (1.05)                                    60,378.343        11.04              666,577
   Qualified XII (1.10)                                    38,125.390        11.01              419,761
   Qualified XII (1.15)                                    30,277.215        10.97              332,141
   Qualified XII (1.20)                                    31,332.255        10.93              342,462
   Qualified XII (1.25)                                    16,370.993        10.90              178,444
   Qualified XII (1.30)                                     2,413.080        10.86               26,206
   Qualified XII (1.35)                                       888.556        10.82                9,614
   Qualified XII (1.40)                                    13,651.311        10.79              147,298
   Qualified XII (1.50)                                     4,711.697        10.72               50,509
   Qualified XV                                            23,555.258        17.24              406,093
   Qualified XVI                                           38,659.697        16.69              645,230
   Qualified XVII                                           2,694.051        16.93               45,610
   Qualified XVIII                                          7,901.734         7.36               58,157
   Qualified XXI                                           20,406.827        17.33              353,650
   Qualified XXII                                          37,092.810        17.40              645,415
   Qualified XXIV                                          46,445.738        11.12              516,477
   Qualified XXV                                           27,813.645        17.12              476,170
   Qualified XXVI                                           4,093.633        17.06               69,837
   Qualified XXVII                                      1,909,557.861        20.69           39,508,752
   Qualified XXVIII                                       243,031.752        20.62            5,011,315
                                                        -------------                ------------------
                                                        8,811,265.715                $      129,150,107
                                                        =============                ==================
ING MFS GLOBAL GROWTH
   Contracts in accumulation period:
   Qualified VI                                             7,342.345   $     8.32   $           61,088
   Qualified X (1.15)                                       2,557.781         8.32               21,281
   Qualified X (1.25)                                       1,224.126         8.32               10,185
   Qualified XII (0.70)                                       523.766         8.35                4,373
   Qualified XII (0.75)                                         3.598         8.35                   30
   Qualified XII (0.80)                                       196.939         8.34                1,642
   Qualified XII (0.85)                                       541.863         8.34                4,519
   Qualified XII (0.90)                                        28.885         8.34                  241
   Qualified XII (0.95)                                     3,841.144         8.34               32,035
   Qualified XII (1.00)                                     1,954.847         8.33               16,284
   Qualified XII (1.05)                                         4.750         8.33                   40
   Qualified XII (1.15)                                         4.367         8.32                   36
   Qualified XII (1.25)                                         7.154         8.32                   60
   Qualified XII (1.40)                                         0.569         8.31                    5
   Qualified XVI                                            5,428.486         8.30               45,056
   Qualified XXV                                              626.453         8.35                5,231
                                                        -------------                ------------------
                                                           24,287.073                $          202,106
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING MFS RESEARCH
   Contracts in accumulation period:
   Qualified I                                                602.650   $     7.38   $            4,448
   Qualified III                                           64,674.555         9.73              629,283
   Qualified V                                             20,376.238        11.04              224,954
   Qualified VI                                         4,963,176.203        11.22           55,686,837
   Qualified VII                                           96,833.048         9.49              918,946
   Qualified VIII                                          14,903.135         9.46              140,984
   Qualified IX                                             2,750.622         9.42               25,911
   Qualified X (1.15)                                      32,278.595        11.32              365,394
   Qualified X (1.25)                                     643,894.725        11.22            7,224,499
   Qualified XI                                           304,169.324        11.58            3,522,281
   Qualified XII (0.05)                                    27,983.141        11.53              322,646
   Qualified XII (0.25)                                   295,121.392         7.38            2,177,996
   Qualified XII (0.35)                                   114,691.150         7.35              842,980
   Qualified XII (0.45)                                   106,181.041         7.31              776,183
   Qualified XII (0.55)                                    47,303.816         7.28              344,372
   Qualified XII (0.60)                                   184,641.448         7.26            1,340,497
   Qualified XII (0.65)                                    95,320.323         7.25              691,072
   Qualified XII (0.70)                                   111,296.923         7.23              804,677
   Qualified XII (0.75)                                   139,705.751         7.21            1,007,278
   Qualified XII (0.80)                                   544,610.349         7.97            4,340,544
   Qualified XII (0.85)                                   618,398.897         7.25            4,483,392
   Qualified XII (0.90)                                    14,359.710         7.72              110,857
   Qualified XII (0.95)                                   339,751.190         7.21            2,449,606
   Qualified XII (1.00)                                 1,046,670.855         7.18            7,515,097
   Qualified XII (1.05)                                    52,564.780         7.16              376,364
   Qualified XII (1.10)                                    44,241.554         7.13              315,442
   Qualified XII (1.15)                                    56,187.767         7.11              399,495
   Qualified XII (1.20)                                    48,567.061         7.09              344,340
   Qualified XII (1.25)                                    10,578.181         7.06               74,682
   Qualified XII (1.30)                                     1,313.956         7.04                9,250
   Qualified XII (1.35)                                       340.758         7.02                2,392
   Qualified XII (1.40)                                     7,524.256         6.99               52,595
   Qualified XII (1.50)                                     1,840.190         6.95               12,789
   Qualified XV                                            41,305.462        11.43              472,121
   Qualified XVI                                          108,074.052        11.06            1,195,299
   Qualified XVII                                          90,558.728        11.22            1,016,069
   Qualified XVIII                                         29,318.689        11.22              328,956
   Qualified XIX                                              806.036         7.38                5,949
   Qualified XX                                             4,692.916         9.73               45,662
   Qualified XXI                                           36,409.478        11.49              418,345
   Qualified XXII                                         103,070.979        11.54            1,189,439

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING MFS RESEARCH (CONTINUED)
   Contracts in accumulation period:
   Qualified XXIV                                         145,709.477   $     7.21   $        1,050,565
   Qualified XXV                                           32,917.358        11.35              373,612
   Qualified XXVI                                          16,871.273        11.31              190,814
   Qualified XXVII                                        866,515.262        10.70            9,271,713
   Qualified XXVIII                                        75,266.526        10.67              803,094
   Qualified XXIX                                           3,319.631         9.73               32,300
   Qualified XXX                                           57,861.120         9.68              560,096
                                                       --------------                ------------------
                                                       11,665,550.571                $      114,492,117
                                                       ==============                ==================
ING OPCAP BALANCED VALUE
   Contracts in accumulation period:
   Qualified VI                                            18,220.920   $     9.63   $          175,467
   Qualified X (1.15)                                         672.979         8.35                5,619
   Qualified X (1.25)                                      33,323.131         8.00              266,585
   Qualified XII (0.70)                                        11.727         9.69                  114
   Qualified XII (0.80)                                         3.465         9.68                   34
   Qualified XII (0.85)                                        64.460         9.67                  623
   Qualified XII (0.90)                                        29.146         9.67                  282
   Qualified XII (0.95)                                       235.256         9.66                2,273
   Qualified XII (1.00)                                     6,240.085         9.66               60,279
   Qualified XII (1.10)                                         2.664         9.64                   26
   Qualified XII (1.20)                                        50.312         9.63                  485
   Qualified XII (1.25)                                       160.378         9.63                1,544
   Qualified XII (1.40)                                       106.237         9.61                1,021
   Qualified XII (1.50)                                        39.893         9.60                  383
   Qualified XV                                                26.214         9.66                  253
   Qualified XXI                                                1.816         9.68                   18
   Qualified XXV                                               29.604         9.68                  287
                                                       --------------                ------------------
                                                           59,218.287                $          515,293
                                                       ==============                ==================
ING PIMCO TOTAL RETURN
   Contracts in accumulation period:
   Qualified VI                                           912,687.594   $    10.72   $        9,784,011
   Qualified VIII                                             344.415        10.71                3,689
   Qualified X (1.25)                                     116,419.688        10.72            1,248,019
   Qualified XII (0.55)                                     9,002.016        10.77               96,952
   Qualified XII (0.60)                                    15,366.765        10.76              165,346
   Qualified XII (0.70)                                     3,621.610        10.76               38,969
   Qualified XII (0.75)                                    47,380.334        10.75              509,339
   Qualified XII (0.80)                                    73,057.683        10.75              785,370
   Qualified XII (0.85)                                    16,333.733        10.74              175,424
   Qualified XII (0.90)                                       423.141        10.74                4,545
   Qualified XII (0.95)                                    64,232.064        10.74              689,852
   Qualified XII (1.00)                                   190,941.883        10.73            2,048,806
   Qualified XII (1.05)                                    10,891.991        10.73              116,871
   Qualified XII (1.10)                                     4,886.869        10.73               52,436
   Qualified XII (1.15)                                     1,260.972        10.72               13,518
   Qualified XII (1.20)                                     3,469.936        10.72               37,198
   Qualified XII (1.25)                                     4,225.825        10.72               45,301
   Qualified XII (1.30)                                       639.346        10.71                6,847
   Qualified XII (1.40)                                     2,705.976        10.70               28,954
   Qualified XII (1.50)                                       854.512        10.70                9,143
   Qualified XV                                             1,480.643        10.74               15,902

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING PIMCO TOTAL RETURN (CONTINUED)
   Qualified XVI                                           11,497.877   $    10.70   $          123,027
   Qualified XVII                                           1,114.207        10.72               11,944
   Qualified XVIII                                            698.161        10.73                7,491
   Qualified XXI                                               80.474        10.75                  865
   Qualified XXIV                                           2,298.596        10.74               24,687
   Qualified XXV                                            6,637.344        10.75               71,351
   Qualified XXVI                                          15,164.948        10.74              162,872
                                                        -------------                ------------------
                                                        1,517,718.603                $       16,278,729
                                                        =============                ==================
ING SALOMON BROTHERS AGGRESSIVE GROWTH
   Currently payable annuity contracts:                                              $           63,009
   Contracts in accumulation period:
   Qualified III                                           97,563.011   $     9.53              929,775
   Qualified V                                             10,115.059         9.36               94,677
   Qualified VI                                         7,376,606.754         9.45           69,708,934
   Qualified VIII                                          13,880.029         9.90              137,412
   Qualified X (1.15)                                      72,099.856         9.54              687,833
   Qualified X (1.25)                                     937,116.286         9.45            8,855,749
   Qualified XI                                           652,615.101         9.75            6,362,997
   Qualified XII (0.05)                                   116,293.907         9.72            1,130,377
   Qualified XII (0.25)                                   501,187.640         5.67            2,841,734
   Qualified XII (0.35)                                   264,144.797         5.64            1,489,777
   Qualified XII (0.45)                                   371,887.772         5.62            2,090,009
   Qualified XII (0.55)                                    82,818.949         5.59              462,958
   Qualified XII (0.60)                                   408,520.144         5.58            2,279,542
   Qualified XII (0.65)                                   116,847.144         5.57              650,839
   Qualified XII (0.70)                                   210,945.929         5.55            1,170,750
   Qualified XII (0.75)                                   475,521.924         5.54            2,634,391
   Qualified XII (0.80)                                 2,163,820.038         5.96           12,896,367
   Qualified XII (0.85)                                   852,174.500         6.43            5,479,482
   Qualified XII (0.90)                                    36,616.445         5.75              210,545
   Qualified XII (0.95)                                   600,761.833         6.39            3,838,868
   Qualified XII (1.00)                                 2,780,749.194         6.37           17,713,372
   Qualified XII (1.05)                                   219,160.524         6.35            1,391,669
   Qualified XII (1.10)                                    72,341.902         6.33              457,924
   Qualified XII (1.15)                                    82,668.170         6.31              521,636
   Qualified XII (1.20)                                   111,123.146         6.28              697,853
   Qualified XII (1.25)                                    48,155.068         6.26              301,451
   Qualified XII (1.30)                                     1,041.647         6.24                6,500
   Qualified XII (1.40)                                    23,925.987         6.20              148,341
   Qualified XII (1.50)                                     8,557.585         6.16               52,715
   Qualified XV                                            60,763.797         9.63              585,155
   Qualified XVI                                          132,853.262         9.32            1,238,192
   Qualified XVII                                          10,028.757         9.45               94,772
   Qualified XVIII                                         18,747.004         9.45              177,159
   Qualified XXI                                          109,090.489         9.68            1,055,996
   Qualified XXII                                         232,495.618         9.72            2,259,857
   Qualified XXIV                                         218,550.593         6.39            1,396,538

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH (CONTINUED)
   Qualified XXV                                           87,612.087   $     9.56   $          837,572
   Qualified XXVI                                          17,102.481         9.53              162,987
   Qualified XXVII                                      2,103,642.949         9.58           20,152,899
   Qualified XXVIII                                       278,355.515         9.55            2,658,295
                                                       --------------                ------------------
                                                       21,978,502.893                $      175,926,908
                                                       ==============                ==================
ING SALOMON BROTHERS CAPITAL
   Contracts in accumulation period:
   Qualified VI                                            12,553.939   $    11.90   $          149,392
   Qualified X (1.25)                                       6,358.272         7.48               47,560
   Qualified XII (0.60)                                        77.102        11.99                  924
   Qualified XII (0.75)                                       293.827        11.97                3,517
   Qualified XII (0.85)                                        50.779        11.95                  607
   Qualified XII (0.95)                                       450.537        11.94                5,379
   Qualified XII (1.00)                                     2,734.090        11.93               32,618
   Qualified XII (1.05)                                        58.028        11.92                  692
   Qualified XII (1.10)                                        45.838        11.92                  546
   Qualified XII (1.15)                                       182.983        11.91                2,179
   Qualified XII (1.25)                                         4.505        11.90                   54
   Qualified XII (1.50)                                         5.172        11.86                   61
   Qualified XXIV                                              41.102        11.95                  491
                                                       --------------                ------------------
                                                           22,856.174                $          244,020
                                                       ==============                ==================
ING SALOMON BROTHERS INVESTORS VALUE
   Contracts in accumulation period:
   Qualified VI                                            22,805.405   $     9.81   $          223,721
   Qualified X (1.25)                                      11,752.975         7.62               89,558
   Qualified XII (0.60)                                       735.282         9.89                7,272
   Qualified XII (0.70)                                     4,631.544         9.87               45,713
   Qualified XII (0.80)                                     1,288.913         9.86               12,709
   Qualified XII (0.85)                                       166.605         9.86                1,643
   Qualified XII (1.00)                                    21,862.736         9.84              215,129
   Qualified XII (1.05)                                       142.629         9.83                1,402
   Qualified XII (1.10)                                         0.716         9.83                    7
   Qualified XII (1.20)                                        79.674         9.82                  782
   Qualified XII (1.25)                                       730.474         9.81                7,166
   Qualified XII (1.40)                                        80.265         9.80                  787
   Qualified XXIV                                           2,997.784         9.86               29,558
                                                       --------------                ------------------
                                                           67,275.002                $          635,447
                                                       ==============                ==================
ING T. ROWE PRICE GROWTH EQUITY
   Currently payable annuity contracts:                                              $          192,384
   Contracts in accumulation period:
   Qualified III                                              528.268   $    16.76                8,854
   Qualified V                                              9,088.973        14.67              133,335
   Qualified VI                                         4,896,848.631        14.54           71,200,179
   Qualified VIII                                           6,077.258        14.83               90,126
   Qualified X (1.15)                                      33,397.736        16.41              548,057
   Qualified X (1.25)                                     492,197.917        16.28            8,012,982
   Qualified XI                                           387,983.484        15.00            5,819,752

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE GROWTH EQUITY (CONTINUED)
   Qualified XII (0.05)                                    22,807.806   $    14.94   $          340,749
   Qualified XII (0.25)                                   267,783.877         9.23            2,471,645
   Qualified XII (0.35)                                    31,321.901         9.19              287,848
   Qualified XII (0.45)                                   213,154.907         9.15            1,950,367
   Qualified XII (0.55)                                    54,557.490         9.10              496,473
   Qualified XII (0.60)                                   195,227.606         9.08            1,772,667
   Qualified XII (0.65)                                    20,648.084         9.06              187,072
   Qualified XII (0.70)                                   151,072.936         9.04            1,365,699
   Qualified XII (0.75)                                   289,026.729         9.02            2,607,021
   Qualified XII (0.80)                                   971,668.601         9.91            9,629,236
   Qualified XII (0.85)                                   265,633.714        13.75            3,652,464
   Qualified XII (0.90)                                    24,357.105         9.58              233,341
   Qualified XII (0.95)                                   329,144.276        13.66            4,496,111
   Qualified XII (1.00)                                   976,385.071        13.62           13,298,365
   Qualified XII (1.05)                                   108,908.429        13.57            1,477,887
   Qualified XII (1.10)                                    48,566.143        13.53              657,100
   Qualified XII (1.15)                                    23,649.468        13.48              318,795
   Qualified XII (1.20)                                    35,368.249        13.44              475,349
   Qualified XII (1.25)                                    15,100.156        13.39              202,191
   Qualified XII (1.30)                                       223.049        13.35                2,978
   Qualified XII (1.35)                                       374.105        13.30                4,976
   Qualified XII (1.40)                                    19,639.232        13.26              260,416
   Qualified XII (1.50)                                       840.617        13.17               11,071
   Qualified XV                                            15,776.034        14.80              233,485
   Qualified XVI                                           98,319.551        14.33            1,408,919
   Qualified XVII                                          18,710.334        14.54              272,048
   Qualified XVIII                                         17,675.907        16.28              287,764
   Qualified XXI                                           41,813.657        14.88              622,187
   Qualified XXII                                          52,271.968        14.94              780,943
   Qualified XXIV                                          90,220.526        13.66            1,232,412
   Qualified XXV                                           51,249.974        14.70              753,375
   Qualified XXVI                                          23,978.912        14.65              351,291
   Qualified XXVII                                      1,456,936.490        16.86           24,563,949
   Qualified XXVIII                                       426,943.934        16.81            7,176,928
                                                       --------------                ------------------
                                                       12,185,479.105                $      169,888,791
                                                       ==============                ==================
ING UBS TACTICAL ASSET ALLOCATION
   Contracts in accumulation period:
   Qualified VI                                             8,398.667   $    23.58   $          198,041
   Qualified X (1.25)                                      33,008.972         7.61              251,198
   Qualified XII (0.60)                                       290.435        23.76                6,901
   Qualified XII (0.75)                                        15.562        23.72                  369
   Qualified XII (0.85)                                       108.351        23.69                2,567
   Qualified XII (0.95)                                        72.626        23.66                1,718
   Qualified XII (1.00)                                       106.234        23.65                2,512
   Qualified XII (1.05)                                        83.417        23.64                1,972
   Qualified XII (1.10)                                       237.079        23.62                5,600
   Qualified XII (1.15)                                         1.323        23.61                   31
   Qualified XII (1.20)                                        99.545        23.60                2,349
   Qualified XII (1.40)                                         8.158        23.54                  192
   Qualified XVI                                               32.531        23.52                  765
   Qualified XXIV                                              11.626        23.69                  275
                                                       --------------                ------------------
                                                           42,474.526                $          474,490
                                                       ==============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK
   Contracts in accumulation period:
   Qualified VI                                           443,295.424   $     8.31   $        3,683,785
   Qualified X (1.25)                                      15,404.565         8.31              128,012
   Qualified XII (0.55)                                       142.384         8.35                1,189
   Qualified XII (0.60)                                     1,949.016         8.34               16,255
   Qualified XII (0.70)                                       714.821         8.34                5,962
   Qualified XII (0.75)                                     6,478.469         8.34               54,030
   Qualified XII (0.80)                                   143,963.371         8.33            1,199,215
   Qualified XII (0.85)                                     6,374.005         8.33               53,095
   Qualified XII (0.90)                                        15.746         8.33                  131
   Qualified XII (0.95)                                     6,263.652         8.32               52,114
   Qualified XII (1.00)                                   301,751.666         8.32            2,510,574
   Qualified XII (1.05)                                        29.321         8.32                  244
   Qualified XII (1.10)                                       131.956         8.32                1,098
   Qualified XII (1.15)                                       307.442         8.31                2,555
   Qualified XII (1.20)                                       980.139         8.31                8,145
   Qualified XII (1.25)                                       757.853         8.31                6,298
   Qualified XII (1.40)                                       382.023         8.30                3,171
   Qualified XVI                                            5,241.367         8.29               43,451
   Qualified XVII                                           2,891.416         8.31               24,028
   Qualified XVIII                                          1,303.869         8.32               10,848
   Qualified XXI                                               16.937         8.33                  141
   Qualified XXIV                                          41,039.402         8.33              341,858
   Qualified XXV                                            3,418.594         8.34               28,511
                                                       --------------                ------------------
                                                          982,853.438                $        8,174,710
                                                       ==============                ==================
ING VP GROWTH AND INCOME
   Currently payable annuity contracts:                                              $      151,001,868
   Contracts in accumulation period:
   Qualified I                                             68,578.595   $   197.07           13,514,784
   Qualified III                                           10,050.333       149.58            1,503,329
   Qualified V                                             18,523.251        15.14              280,442
   Qualified VI                                        62,633,800.729        15.27          956,418,137
   Qualified VII                                        5,423,965.346        14.43           78,267,820
   Qualified VIII                                          49,840.669        14.18              706,741
   Qualified IX                                             9,704.072        14.48              140,515
   Qualified X (1.15)                                     538,741.654        15.41            8,302,009
   Qualified X (1.25)                                  10,681,544.073        15.27          163,107,178
   Qualified XI                                         3,343,729.142        15.76           52,697,171
   Qualified XII (0.05)                                   356,045.394        15.70            5,589,913
   Qualified XII (0.25)                                 3,983,567.570         6.44           25,654,175
   Qualified XII (0.35)                                   665,154.019         6.41            4,263,637
   Qualified XII (0.45)                                   768,288.025         6.38            4,901,678
   Qualified XII (0.55)                                   739,042.939         6.35            4,692,923
   Qualified XII (0.60)                                 2,807,207.682         6.34           17,797,697
   Qualified XII (0.65)                                   388,658.656         6.32            2,456,323
   Qualified XII (0.70)                                 1,243,824.879         6.31            7,848,535
   Qualified XII (0.75)                                 2,473,992.318         6.29           15,561,412

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP GROWTH AND INCOME (CONTINUED)
   Qualified XII (0.80)                                 9,326,779.693   $     6.88   $       64,168,244
   Qualified XII (0.85)                                 4,722,481.755        10.38           49,019,361
   Qualified XII (0.90)                                   171,717.867         6.67            1,145,358
   Qualified XII (0.95)                                 2,717,004.091        10.31           28,012,312
   Qualified XII (1.00)                                12,235,332.313        10.27          125,656,863
   Qualified XII (1.05)                                   481,869.453        10.24            4,934,343
   Qualified XII (1.10)                                   283,692.888        10.21            2,896,504
   Qualified XII (1.15)                                   257,254.482        10.17            2,616,278
   Qualified XII (1.20)                                   233,062.719        10.14            2,363,256
   Qualified XII (1.25)                                    80,182.761        10.10              809,846
   Qualified XII (1.30)                                     1,235.860        10.07               12,445
   Qualified XII (1.35)                                       416.865        10.04                4,185
   Qualified XII (1.40)                                    50,158.364        10.00              501,584
   Qualified XII (1.50)                                    12,589.683         9.94              125,141
   Qualified XV                                           635,530.589        15.55            9,882,501
   Qualified XVI                                          920,124.479        15.06           13,857,075
   Qualified XVII                                       3,285,322.967        15.49           50,889,653
   Qualified XVIII                                      3,469,112.894        15.49           53,736,559
   Qualified XIX                                           18,698.459       199.83            3,736,513
   Qualified XX                                            76,799.099       151.68           11,648,887
   Qualified XXI                                          297,218.791        15.64            4,648,502
   Qualified XXII                                         991,169.051        15.70           15,561,354
   Qualified XXIV                                       1,120,643.804        10.31           11,553,838
   Qualified XXV                                          566,660.307        15.50            8,783,235
   Qualified XXVI                                          75,718.216        15.44            1,169,089
   Qualified XXVII                                        985,007.234       150.43          148,174,638
   Qualified XXVIII                                        19,280.439       149.96            2,891,295
   Qualified XXIX                                           1,965.523       149.58              294,003
   Qualified XXX                                           51,200.189       148.80            7,618,588
                                                      ---------------                ------------------
                                                      139,292,490.181                $    2,141,417,737
                                                      ===============                ==================
ING VP GROWTH
   Currently payable annuity contracts:                                              $          180,060
   Contracts in accumulation period:
   Qualified III                                              568.084   $     7.97                4,528
   Qualified V                                              5,237.897        10.40               54,474
   Qualified VI                                         3,134,523.321        10.49           32,881,150
   Qualified VIII                                           1,068.496        10.49               11,209
   Qualified X (1.15)                                      50,524.193        10.55              533,030
   Qualified X (1.25)                                     410,106.024        10.49            4,302,012
   Qualified XI                                           262,061.883        10.79            2,827,648
   Qualified XII (0.05)                                    24,755.300        10.77              266,615
   Qualified XII (0.25)                                   118,706.572         7.00              830,946
   Qualified XII (0.35)                                    62,051.137         6.97              432,496
   Qualified XII (0.45)                                   436,608.303         6.94            3,030,062
   Qualified XII (0.55)                                    16,786.238         6.91              115,993
   Qualified XII (0.60)                                    53,348.770         6.89              367,573
   Qualified XII (0.65)                                    20,270.852         6.87              139,261
   Qualified XII (0.70)                                   179,272.305         6.86            1,229,808
   Qualified XII (0.75)                                   287,115.562         6.84            1,963,870
   Qualified XII (0.80)                                   850,190.231         7.77            6,605,978
   Qualified XII (0.85)                                   131,665.381        10.74            1,414,086
   Qualified XII (0.90)                                    19,311.229         7.53              145,414

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP GROWTH (CONTINUED)
   Qualified XII (0.95)                                   138,900.712   $    10.68   $        1,483,460
   Qualified XII (1.00)                                   922,870.262        10.64            9,819,340
   Qualified XII (1.05)                                    83,021.074        10.61              880,854
   Qualified XII (1.10)                                    24,309.959        10.58              257,199
   Qualified XII (1.15)                                    22,628.949        10.55              238,735
   Qualified XII (1.20)                                    25,185.554        10.52              264,952
   Qualified XII (1.25)                                    20,228.354        10.49              212,195
   Qualified XII (1.30)                                     5,413.833        10.46               56,629
   Qualified XII (1.35)                                       857.001        10.43                8,939
   Qualified XII (1.40)                                    12,191.592        10.40              126,793
   Qualified XII (1.50)                                     5,243.235        10.34               54,215
   Qualified XV                                            24,733.514        10.68              264,154
   Qualified XVI                                           58,092.531        10.34              600,677
   Qualified XVII                                          37,974.558        10.49              398,353
   Qualified XVIII                                         43,666.083        10.70              467,227
   Qualified XXI                                           30,728.151        10.73              329,713
   Qualified XXII                                         147,116.971        10.76            1,582,979
   Qualified XXIV                                          68,947.509        10.68              736,359
   Qualified XXV                                           63,907.486        10.65              680,615
   Qualified XXVI                                          15,096.594        10.61              160,175
   Qualified XXVII                                        147,671.531         3.92              578,872
                                                       --------------                ------------------
                                                        7,962,957.231                $       76,538,648
                                                       ==============                ==================
ING VP INDEX PLUS LARGECAP
   Currently payable annuity contracts:                                              $        1,521,569
   Contracts in accumulation period:
   Qualified V                                              1,975.591   $    13.49               26,651
   Qualified VI                                        11,415,612.108        13.63          155,594,793
   Qualified VIII                                           3,116.448        13.62               42,446
   Qualified X (1.15)                                     160,223.221        13.72            2,198,263
   Qualified X (1.25)                                   1,103,633.624        13.63           15,042,526
   Qualified XI                                           997,225.696        14.03           13,991,077
   Qualified XII (0.05)                                   383,324.339        14.01            5,370,374
   Qualified XII (0.25)                                   426,905.043         8.55            3,650,038
   Qualified XII (0.35)                                    65,767.634         8.52              560,340
   Qualified XII (0.45)                                   868,405.537         8.48            7,364,079
   Qualified XII (0.55)                                   219,825.554         8.44            1,855,328
   Qualified XII (0.60)                                   221,564.690         8.42            1,865,575
   Qualified XII (0.65)                                   254,910.908         8.40            2,141,252
   Qualified XII (0.70)                                   216,542.977         8.38            1,814,630
   Qualified XII (0.75)                                   624,066.652         8.36            5,217,197
   Qualified XII (0.80)                                 3,034,497.160         9.30           28,220,824
   Qualified XII (0.85)                                   788,043.027        13.98           11,016,842
   Qualified XII (0.90)                                    46,180.859         8.99              415,166
   Qualified XII (0.95)                                   583,692.323        13.89            8,107,486
   Qualified XII (1.00)                                 3,570,363.147        13.85           49,449,530
   Qualified XII (1.05)                                   204,820.809        13.80            2,826,527
   Qualified XII (1.10)                                   135,043.343        13.76            1,858,196
   Qualified XII (1.15)                                    47,237.827        13.72              648,103
   Qualified XII (1.20)                                    55,586.035        13.67              759,861
   Qualified XII (1.25)                                    55,061.670        13.63              750,491
   Qualified XII (1.30)                                    16,376.849        13.59              222,561

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP (CONTINUED)
   Qualified XII (1.35)                                       879.679   $    13.54   $           11,911
   Qualified XII (1.40)                                    57,596.501        13.50              777,553
   Qualified XII (1.50)                                     8,926.199        13.42              119,790
   Qualified XIV                                            1,205.387        13.63               16,429
   Qualified XV                                            46,169.602        13.88              640,834
   Qualified XVI                                          162,092.746        13.44            2,178,527
   Qualified XVII                                          70,072.168        13.71              960,689
   Qualified XVIII                                         75,218.316        13.90            1,045,535
   Qualified XXI                                           97,109.165        13.95            1,354,673
   Qualified XXII                                         201,218.981        14.00            2,817,066
   Qualified XXIV                                          99,295.751        13.89            1,379,218
   Qualified XXV                                          112,772.524        13.83            1,559,644
   Qualified XXVI                                          17,333.816        13.78              238,860
   Qualified XXVII                                      2,268,114.669        13.71           31,095,852
   Qualified XXVIII                                       858,868.790        13.66           11,732,148
                                                       --------------                ------------------
                                                       29,576,877.365                $      378,460,454
                                                       ==============                ==================
ING VP INDEX PLUS MIDCAP
   Contracts in accumulation period:
   Qualified III                                               31.002   $    12.99   $              403
   Qualified V                                              3,287.228        12.39               40,729
   Qualified VI                                         4,188,495.063        12.48           52,272,418
   Qualified VIII                                           2,395.583        12.47               29,873
   Qualified X (1.15)                                      20,252.141        12.54              253,962
   Qualified X (1.25)                                     386,466.197        12.48            4,823,098
   Qualified XI                                           403,060.704        12.79            5,155,146
   Qualified XII (0.05)                                   139,655.359        12.77            1,783,399
   Qualified XII (0.25)                                    89,769.172        13.38            1,201,112
   Qualified XII (0.35)                                    52,211.202        13.32              695,453
   Qualified XII (0.45)                                   134,216.682        13.26            1,779,713
   Qualified XII (0.55)                                    64,815.502        13.19              854,916
   Qualified XII (0.60)                                   218,101.840        13.16            2,870,220
   Qualified XII (0.65)                                    26,984.192        13.13              354,302
   Qualified XII (0.70)                                    93,138.247        13.10            1,220,111
   Qualified XII (0.75)                                   128,488.204        13.07            1,679,341
   Qualified XII (0.80)                                 1,293,569.620        12.75           16,493,013
   Qualified XII (0.85)                                   240,602.966        12.72            3,060,470
   Qualified XII (0.90)                                    11,144.488        12.69              141,424
   Qualified XII (0.95)                                   265,295.761        12.66            3,358,644
   Qualified XII (1.00)                                 1,116,833.884        12.63           14,105,612
   Qualified XII (1.05)                                   111,150.016        12.60            1,400,490
   Qualified XII (1.10)                                    69,606.838        12.57              874,958
   Qualified XII (1.15)                                    12,023.951        12.54              150,780
   Qualified XII (1.20)                                    33,259.681        12.51              416,079
   Qualified XII (1.25)                                    36,994.400        12.48              461,690
   Qualified XII (1.30)                                    11,165.406        12.45              139,009
   Qualified XII (1.35)                                       894.868        12.42               11,114
   Qualified XII (1.40)                                    29,651.689        12.39              367,384
   Qualified XII (1.50)                                     3,355.527        12.33               41,374
   Qualified XV                                            18,873.231        12.66              238,935
   Qualified XVI                                           66,409.179        12.33              818,825
   Qualified XVII                                          14,861.386        12.48              185,470

                 DIVISION/CONTRACT                     UNITS            UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP (CONTINUED)
   Qualified XVIII                                         23,709.282   $    12.48   $          295,892
   Qualified XXI                                           35,828.427        12.72              455,738
   Qualified XXII                                          69,365.583        12.75              884,411
   Qualified XXIV                                         102,598.323        12.67            1,299,921
   Qualified XXV                                           69,505.743        12.66              879,943
   Qualified XXVI                                          18,917.168        12.62              238,735
   Qualified XXVII                                        916,636.386        13.07           11,980,438
   Qualified XXVIII                                       840,765.235        13.02           10,946,763
                                                       --------------                ------------------
                                                       11,364,387.356                $      144,261,308
                                                       ==============                ==================
ING VP INDEX PLUS SMALLCAP
   Contracts in accumulation period:
   Qualified III                                               28.741   $     9.42   $              271
   Qualified V                                                440.393         9.00                3,964
   Qualified VI                                         2,177,663.548         9.07           19,751,408
   Qualified VIII                                             790.096         9.06                7,158
   Qualified X (1.15)                                      19,956.908         9.11              181,807
   Qualified X (1.25)                                     189,053.520         9.07            1,714,715
   Qualified XI                                           252,659.808         9.29            2,347,210
   Qualified XII (0.05)                                   113,973.750         9.28            1,057,676
   Qualified XII (0.25)                                    45,072.107         9.88              445,312
   Qualified XII (0.35)                                    24,651.255         9.84              242,568
   Qualified XII (0.45)                                    27,803.536         9.79              272,197
   Qualified XII (0.55)                                    16,912.585         9.75              164,898
   Qualified XII (0.60)                                    82,105.406         9.72              798,065
   Qualified XII (0.65)                                    79,252.290         9.70              768,747
   Qualified XII (0.70)                                    39,601.185         9.68              383,339
   Qualified XII (0.75)                                    75,207.368         9.66              726,503
   Qualified XII (0.80)                                   456,727.830         9.26            4,229,300
   Qualified XII (0.85)                                   126,144.762         9.24            1,165,578
   Qualified XII (0.90)                                     4,527.013         9.22               41,739
   Qualified XII (0.95)                                   168,926.671         9.20            1,554,125
   Qualified XII (1.00)                                   541,390.352         9.17            4,964,550
   Qualified XII (1.05)                                    25,189.046         9.15              230,480
   Qualified XII (1.10)                                    24,799.846         9.13              226,423
   Qualified XII (1.15)                                     8,842.986         9.11               80,560
   Qualified XII (1.20)                                     8,359.772         9.09               75,990
   Qualified XII (1.25)                                    19,031.114         9.07              172,612
   Qualified XII (1.30)                                     1,405.636         9.05               12,721
   Qualified XII (1.35)                                       582.514         9.02                5,254
   Qualified XII (1.40)                                    15,568.062         9.00              140,113
   Qualified XII (1.50)                                     1,209.783         8.96               10,840
   Qualified XV                                            10,436.951         9.20               96,020
   Qualified XVI                                           34,822.307         8.96              312,008
   Qualified XVII                                          12,353.953         9.07              112,050
   Qualified XVIII                                         11,030.224         9.07              100,044
   Qualified XXI                                           13,904.598         9.25              128,618
   Qualified XXII                                          66,033.089         9.27              612,127
   Qualified XXIV                                          34,611.825         9.20              318,429
   Qualified XXV                                           27,806.269         9.20              255,818
   Qualified XXVI                                          13,466.180         9.17              123,485
   Qualified XXVII                                        562,448.247         9.47            5,326,385
   Qualified XXVIII                                       573,912.164         9.44            5,417,731
                                                       --------------                ------------------
                                                        5,908,703.690                $       54,578,838
                                                       ==============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INTERNATIONAL EQUITY
   Contracts in accumulation period:
   Qualified V                                                 42.644   $     6.20   $              264
   Qualified VI                                           672,255.804         6.25            4,201,599
   Qualified VIII                                              12.994         6.25                   81
   Qualified X (1.15)                                       2,077.195         6.28               13,045
   Qualified X (1.25)                                      74,977.184         6.25              468,607
   Qualified XI                                            15,802.156         6.40              101,134
   Qualified XII (0.05)                                     1,565.441         6.40               10,019
   Qualified XII (0.25)                                    14,893.729         6.38               95,022
   Qualified XII (0.35)                                     6,962.992         6.35               44,215
   Qualified XII (0.45)                                    79,413.476         6.32              501,893
   Qualified XII (0.55)                                     1,443.931         6.29                9,082
   Qualified XII (0.60)                                    12,081.529         6.28               75,872
   Qualified XII (0.65)                                     2,482.465         6.27               15,565
   Qualified XII (0.70)                                    43,619.161         6.25              272,620
   Qualified XII (0.75)                                    18,516.875         6.24              115,545
   Qualified XII (0.80)                                    57,479.423         6.38              366,719
   Qualified XII (0.85)                                    37,685.917         6.37              240,059
   Qualified XII (0.90)                                     1,593.471         6.35               10,119
   Qualified XII (0.95)                                    30,253.214         6.34              191,805
   Qualified XII (1.00)                                   123,067.830         6.32              777,789
   Qualified XII (1.05)                                     4,455.236         6.31               28,113
   Qualified XII (1.10)                                     7,563.128         6.29               47,572
   Qualified XII (1.15)                                     3,725.304         6.28               23,395
   Qualified XII (1.20)                                     4,119.934         6.27               25,832
   Qualified XII (1.25)                                     6,407.195         6.25               40,045
   Qualified XII (1.30)                                        50.566         6.24                  316
   Qualified XII (1.40)                                     4,757.650         6.21               29,545
   Qualified XII (1.50)                                     1,150.410         6.18                7,110
   Qualified XV                                             2,037.892         6.34               12,920
   Qualified XVI                                           10,021.717         6.18               61,934
   Qualified XVIII                                          4,982.286         6.25               31,139
   Qualified XXI                                            4,091.088         6.37               26,060
   Qualified XXII                                          33,729.656         6.39              215,533
   Qualified XXIV                                          13,961.568         6.34               88,516
   Qualified XXV                                            8,976.881         6.34               56,913
   Qualified XXVI                                             303.365         6.32                1,917
   Qualified XXVII                                          9,051.918         4.43               40,100
                                                        -------------                ------------------
                                                        1,315,613.225                $        8,248,014
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP SMALL COMPANY
   Currently payable annuity contracts:                                              $          120,225
   Contracts in accumulation period:
   Qualified V                                              2,978.494   $    14.33               42,682
   Qualified VI                                         2,941,312.788        14.46           42,531,383
   Qualified VIII                                             887.131        14.45               12,819
   Qualified X (1.15)                                      52,477.917        14.54              763,029
   Qualified X (1.25)                                     336,830.125        14.46            4,870,564
   Qualified XI                                           199,957.420        14.86            2,971,367
   Qualified XII (0.05)                                    33,187.437        14.85              492,833
   Qualified XII (0.25)                                    78,878.233        10.14              799,825
   Qualified XII (0.35)                                    39,554.216        10.09              399,102
   Qualified XII (0.45)                                   304,893.463        10.05            3,064,179
   Qualified XII (0.55)                                    50,290.921        10.00              502,909
   Qualified XII (0.60)                                   148,832.566         9.98            1,485,349
   Qualified XII (0.65)                                    19,390.084         9.96              193,125
   Qualified XII (0.70)                                    68,464.420         9.93              679,852
   Qualified XII (0.75)                                   303,004.734         9.91            3,002,777
   Qualified XII (0.80)                                 2,222,849.883        10.54           23,428,838
   Qualified XII (0.85)                                   196,561.218        14.79            2,907,140
   Qualified XII (0.90)                                    23,169.579        10.23              237,025
   Qualified XII (0.95)                                   154,145.680        14.71            2,267,483
   Qualified XII (1.00)                                   918,003.652        14.67           13,467,114
   Qualified XII (1.05)                                    42,679.759        14.62              623,978
   Qualified XII (1.10)                                    33,178.821        14.58              483,747
   Qualified XII (1.15)                                    15,129.290        14.54              219,980
   Qualified XII (1.20)                                    26,984.310        14.50              391,272
   Qualified XII (1.25)                                    26,952.354        14.46              389,731
   Qualified XII (1.30)                                     6,069.385        14.42               87,521
   Qualified XII (1.35)                                         3.003        14.38                   43
   Qualified XII (1.40)                                    16,365.415        14.33              234,516
   Qualified XII (1.50)                                     3,557.019        14.25               50,688
   Qualified XV                                            19,293.316        14.71              283,805
   Qualified XVI                                           54,715.933        14.25              779,702
   Qualified XVII                                          10,407.382        14.46              150,491
   Qualified XVIII                                          8,624.122        14.74              127,120
   Qualified XXI                                           22,296.142        14.79              329,760
   Qualified XXII                                          68,066.373        14.82            1,008,744
   Qualified XXIV                                          79,163.847        14.71            1,164,500
   Qualified XXV                                           32,961.033        14.67              483,538
   Qualified XXVI                                          11,323.453        14.62              165,549
   Qualified XXVII                                        541,321.388         7.15            3,870,448
                                                        -------------                ------------------
                                                        9,114,762.306                $      115,084,753
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP TECHNOLOGY
   Contracts in accumulation period:
   Qualified V                                              5,780.499   $     2.56   $           14,798
   Qualified VI                                         3,646,831.311         2.57            9,372,356
   Qualified VIII                                           1,963.402         2.57                5,046
   Qualified X (1.15)                                      80,341.599         2.58              207,281
   Qualified X (1.25)                                     287,488.096         2.57              738,844
   Qualified XI                                           489,279.023         2.62            1,281,911
   Qualified XII (0.05)                                   103,479.263         2.61              270,081
   Qualified XII (0.25)                                   102,887.691         2.64              271,624
   Qualified XII (0.35)                                    20,102.555         2.63               52,870
   Qualified XII (0.55)                                    32,440.700         2.62               84,995
   Qualified XII (0.60)                                   174,361.541         2.62              456,827
   Qualified XII (0.65)                                     4,005.131         2.61               10,453
   Qualified XII (0.70)                                    45,732.743         2.61              119,362
   Qualified XII (0.75)                                    99,344.928         2.61              259,290
   Qualified XII (0.80)                                   923,848.123         2.60            2,402,005
   Qualified XII (0.85)                                   189,153.697         2.60              491,800
   Qualified XII (0.90)                                     6,164.879         2.60               16,029
   Qualified XII (0.95)                                   180,749.946         2.59              468,142
   Qualified XII (1.00)                                 1,313,921.928         2.59            3,403,058
   Qualified XII (1.05)                                    28,069.125         2.58               72,418
   Qualified XII (1.10)                                    20,196.183         2.58               52,106
   Qualified XII (1.15)                                    13,750.495         2.58               35,476
   Qualified XII (1.20)                                    89,207.240         2.57              229,263
   Qualified XII (1.25)                                    24,372.268         2.57               62,637
   Qualified XII (1.30)                                     2,977.866         2.57                7,653
   Qualified XII (1.35)                                     1,864.846         2.56                4,774
   Qualified XII (1.40)                                    16,998.042         2.56               43,515
   Qualified XII (1.50)                                     1,513.143         2.55                3,859
   Qualified XV                                            35,654.340         2.59               92,345
   Qualified XVI                                           38,674.689         2.55               98,620
   Qualified XVII                                           6,769.768         2.59               17,534
   Qualified XVIII                                          7,965.822         2.59               20,631
   Qualified XXI                                           81,539.436         2.60              212,003
   Qualified XXII                                         207,449.170         2.61              541,442
   Qualified XXIV                                         100,644.833         2.60              261,677
   Qualified XXV                                           72,429.405         2.61              189,041
   Qualified XXVI                                          17,725.756         2.60               46,087
   Qualified XXVII                                        428,287.786         2.53            1,083,568
                                                        -------------                ------------------
                                                        8,903,967.268                $       23,001,421
                                                        =============                ==================
ING VP VALUE OPPORTUNITY
   Contracts in accumulation period:
   Qualified III                                               60.365   $    10.14   $              612
   Qualified V                                              7,738.333        13.32              103,075
   Qualified VI                                         2,405,597.514        13.44           32,331,231
   Qualified VIII                                             547.819        13.44                7,363
   Qualified X (1.15)                                      65,921.907        13.52              891,264
   Qualified X (1.25)                                     272,285.648        13.44            3,659,519
   Qualified XI                                           161,533.919        13.82            2,232,399
   Qualified XII (0.05)                                     3,670.901        13.81               50,695

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY (CONTINUED)
   Qualified XII (0.25)                                   117,115.457   $     9.30   $        1,089,174
   Qualified XII (0.35)                                    39,545.533         9.26              366,192
   Qualified XII (0.45)                                    29,194.946         9.21              268,885
   Qualified XII (0.55)                                   152,852.040         9.17            1,401,653
   Qualified XII (0.60)                                   144,213.806         9.15            1,319,556
   Qualified XII (0.65)                                    82,910.478         9.13              756,973
   Qualified XII (0.70)                                   191,836.945         9.11            1,747,635
   Qualified XII (0.75)                                   251,164.891         9.09            2,283,089
   Qualified XII (0.80)                                 1,321,604.258         9.98           13,189,610
   Qualified XII (0.85)                                   135,961.241        13.76            1,870,827
   Qualified XII (0.90)                                    18,033.102         9.75              175,823
   Qualified XII (0.95)                                   165,695.199        13.68            2,266,710
   Qualified XII (1.00)                                 1,923,927.508        13.64           26,242,371
   Qualified XII (1.05)                                    40,581.011        13.60              551,902
   Qualified XII (1.10)                                    20,407.864        13.56              276,731
   Qualified XII (1.15)                                    10,167.111        13.52              137,459
   Qualified XII (1.20)                                    24,869.458        13.48              335,240
   Qualified XII (1.25)                                    20,086.374        13.44              269,961
   Qualified XII (1.30)                                     4,993.064        13.41               66,957
   Qualified XII (1.35)                                       138.542        13.37                1,852
   Qualified XII (1.40)                                    13,589.597        13.33              181,149
   Qualified XII (1.50)                                     1,899.151        13.25               25,164
   Qualified XV                                            10,615.542        13.68              145,221
   Qualified XVI                                           31,865.384        13.25              422,216
   Qualified XVII                                          20,736.241        13.44              278,695
   Qualified XVIII                                         15,248.315        13.71              209,054
   Qualified XXI                                           21,710.888        13.75              298,525
   Qualified XXII                                          50,820.048        13.78              700,300
   Qualified XXIV                                          57,925.506        13.68              792,421
   Qualified XXV                                           24,214.134        13.64              330,281
   Qualified XXVI                                           8,415.452        13.60              114,450
   Qualified XXVII                                        941,931.441        10.20            9,607,701
   Qualified XXVIII                                       821,407.784        10.16            8,345,503
                                                        -------------                ------------------
                                                        9,633,034.717                $      115,345,438
                                                        =============                ==================
ING VP GROWTH OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                                            12,449.537   $     6.02   $           74,946
   Qualified X (1.25)                                       4,716.789         6.02               28,395
   Qualified XII (0.55)                                     3,152.314         6.08               19,166
   Qualified XII (0.80)                                     2,643.209         6.06               16,018
   Qualified XII (0.95)                                     1,292.895         6.04                7,809
   Qualified XII (1.00)                                       929.658         6.04                5,615
   Qualified XII (1.10)                                       169.386         6.03                1,021
   Qualified XII (1.25)                                        17.957         6.02                  108
   Qualified XII (1.40)                                        33.373         6.00                  200
   Qualified XXIV                                             859.550         6.05                5,200
                                                        -------------                ------------------
                                                           26,264.668                           158,478
                                                        =============                ==================

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INTERNATIONAL VALUE
   Contracts in accumulation period:
   Qualified V                                              3,955.898   $     7.96   $           31,489
   Qualified VI                                           289,087.776         7.97            2,304,030
   Qualified X (1.25)                                      19,369.152         7.97              154,372
   Qualified XII (0.45)                                    17,027.514         8.07              137,412
   Qualified XII (0.55)                                    20,120.202         8.06              162,169
   Qualified XII (0.70)                                     4,828.423         8.04               38,821
   Qualified XII (0.75)                                    69,184.221         8.03              555,549
   Qualified XII (0.80)                                   159,260.447         8.03            1,278,861
   Qualified XII (0.85)                                    14,728.250         8.02              118,121
   Qualified XII (0.90)                                       871.066         8.02                6,986
   Qualified XII (0.95)                                    21,576.099         8.01              172,825
   Qualified XII (1.00)                                   951,177.433         8.00            7,609,419
   Qualified XII (1.05)                                       175.778         8.00                1,406
   Qualified XII (1.10)                                     2,453.625         7.99               19,604
   Qualified XII (1.15)                                     2,943.786         7.99               23,521
   Qualified XII (1.20)                                       102.197         7.98                  816
   Qualified XII (1.25)                                     2,895.117         7.97               23,074
   Qualified XII (1.30)                                        15.073         7.97                  120
   Qualified XII (1.40)                                       221.249         7.96                1,761
   Qualified XII (1.50)                                        19.639         7.95                  156
   Qualified XV                                               156.924         8.01                1,257
   Qualified XVI                                              223.767         7.95                1,779
   Qualified XVIII                                            542.395         7.97                4,323
   Qualified XXI                                              625.323         8.03                5,021
   Qualified XXIV                                          20,078.549         8.02              161,030
   Qualified XXV                                            1,361.300         8.04               10,945
   Qualified XXVI                                              15.115         8.02                  121
                                                        -------------                ------------------
                                                        1,603,016.318                $       12,824,988
                                                        =============                ==================
ING VP MAGNACAP
   Contracts in accumulation period:
   Qualified VI                                            52,119.079   $     6.83   $          355,973
   Qualified XII (0.80)                                        94.722         6.85                  649
   Qualified XII (0.85)                                    20,480.876         6.85              140,294
   Qualified XII (0.95)                                     1,975.038         6.84               13,509
   Qualified XII (1.00)                                     3,070.931         6.84               21,005
   Qualified XII (1.10)                                        71.848         6.84                  491
   Qualified XII (1.15)                                         8.705         6.83                   59
   Qualified XII (1.20)                                        50.415         6.83                  344
   Qualified XII (1.25)                                       117.530         6.83                  803
   Qualified XII (1.40)                                        26.068         6.82                  178
   Qualified XXI                                              761.420         6.85                5,216
   Qualified XXIV                                             728.688         6.85                4,992
   Qualified XXV                                               27.860         6.86                  191
                                                        -------------                ------------------
                                                           79,533.180                $          543,704
                                                        =============                ==================

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP MIDCAP OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                                            31,361.723   $     6.92   $          217,023
   Qualified X (1.25)                                      14,659.310         6.92              101,442
   Qualified XII (0.55)                                     7,045.065         6.99               49,245
   Qualified XII (0.60)                                        98.931         6.98                  691
   Qualified XII (0.70)                                        16.135         6.97                  112
   Qualified XII (0.75)                                       427.295         6.97                2,978
   Qualified XII (0.80)                                     2,282.297         6.96               15,885
   Qualified XII (0.85)                                     1,078.930         6.96                7,509
   Qualified XII (0.95)                                     1,684.947         6.95               11,710
   Qualified XII (1.00)                                     3,829.332         6.94               26,576
   Qualified XII (1.05)                                       222.443         6.94                1,544
   Qualified XII (1.10)                                        40.094         6.93                  278
   Qualified XII (1.15)                                        57.973         6.93                  402
   Qualified XII (1.20)                                         0.310         6.92                    2
   Qualified XII (1.25)                                       197.098         6.92                1,364
   Qualified XII (1.40)                                        27.277         6.90                  188
   Qualified XII (1.50)                                        21.273         6.89                  147
   Qualified XVIII                                          1,066.950         6.92                7,383
   Qualified XXI                                                4.519         6.96                   31
   Qualified XXIV                                           1,705.331         6.95               11,852
   Qualified XXV                                               44.099         6.97                  307
                                                          -----------                ------------------
                                                           65,871.332                $          456,669
                                                          ===========                ==================
ING VP SMALLCAP OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                                            75,688.784   $     4.98   $          376,930
   Qualified X (1.25)                                      11,825.762         4.98               58,892
   Qualified XII (0.45)                                    11,964.016         5.04               60,299
   Qualified XII (0.55)                                   263,319.230         5.03            1,324,496
   Qualified XII (0.60)                                       138.655         5.03                  697
   Qualified XII (0.65)                                     2,452.312         5.03               12,335
   Qualified XII (0.70)                                        97.127         5.02                  488
   Qualified XII (0.75)                                        62.436         5.02                  313
   Qualified XII (0.80)                                    21,339.620         5.02              107,125
   Qualified XII (0.85)                                    23,454.051         5.01              117,505
   Qualified XII (0.90)                                       176.773         5.01                  886
   Qualified XII (0.95)                                     5,218.234         5.00               26,091
   Qualified XII (1.00)                                     7,497.899         5.00               37,489
   Qualified XII (1.05)                                     2,544.534         5.00               12,723
   Qualified XII (1.10)                                         9.408         4.99                   47
   Qualified XII (1.15)                                        80.622         4.99                  402
   Qualified XII (1.20)                                       840.369         4.99                4,193
   Qualified XII (1.25)                                     1,120.385         4.98                5,580
   Qualified XII (1.40)                                        95.443         4.97                  474

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
   Qualified XII (1.50)                                        18.640   $     4.96   $               92
   Qualified XV                                                48.615         5.00                  243
   Qualified XVI                                               69.517         4.96                  345
   Qualified XVIII                                          5,774.889         4.98               28,759
   Qualified XXI                                               84.959         5.02                  426
   Qualified XXIV                                           8,794.038         5.01               44,058
   Qualified XXV                                            3,418.948         5.02               17,163
   Qualified XXVI                                             269.319         5.01                1,349
                                                       --------------                ------------------
                                                          446,404.585                $        2,239,400
                                                       ==============                ==================
JANUS ASPEN SERIES AGGRESSIVE GROWTH
   Contracts in accumulation period:
   Qualified I                                              2,339.260   $     9.33   $           21,825
   Qualified III                                           71,523.676        15.37            1,099,319
   Qualified V                                              6,642.598        13.19               87,616
   Qualified VI                                        11,370,433.399        13.36          151,908,990
   Qualified VIII                                           9,261.019        13.36              123,727
   Qualified X (1.15)                                      66,715.337        13.00              867,299
   Qualified X (1.25)                                   1,043,855.862        12.90           13,465,741
   Qualified XI                                           896,386.715        13.79           12,361,173
   Qualified XII (0.05)                                   153,733.638        13.74            2,112,300
   Qualified XII (0.15)                                       125.198         8.10                1,014
   Qualified XII (0.25)                                   664,381.665         8.06            5,354,916
   Qualified XII (0.35)                                   375,196.293         8.03            3,012,826
   Qualified XII (0.45)                                   470,916.585         7.99            3,762,624
   Qualified XII (0.55)                                   147,506.699         7.95            1,172,678
   Qualified XII (0.60)                                   808,468.744         7.93            6,411,157
   Qualified XII (0.65)                                   279,954.708         7.92            2,217,241
   Qualified XII (0.70)                                   389,398.695         7.90            3,076,250
   Qualified XII (0.75)                                   614,925.432         7.88            4,845,612
   Qualified XII (0.80)                                 2,715,916.075         8.48           23,030,968
   Qualified XII (0.85)                                 1,029,117.164         9.17            9,437,004
   Qualified XII (0.90)                                    56,606.489         8.30              469,834
   Qualified XII (0.95)                                 1,127,431.539         9.11           10,270,901
   Qualified XII (1.00)                                 3,607,318.167         9.08           32,754,449
   Qualified XII (1.05)                                   284,061.526         9.05            2,570,757
   Qualified XII (1.10)                                   202,409.930         9.02            1,825,738
   Qualified XII (1.15)                                    76,204.997         8.99              685,083
   Qualified XII (1.20)                                   156,101.144         8.96            1,398,666
   Qualified XII (1.25)                                   102,069.465         8.93              911,480
   Qualified XII (1.30)                                    19,222.601         8.90              171,081
   Qualified XII (1.35)                                     3,786.486         8.87               33,586
   Qualified XII (1.40)                                    80,916.339         8.84              715,300
   Qualified XII (1.50)                                    23,240.751         8.78              204,054
   Qualified XV                                           107,839.447        13.61            1,467,695
   Qualified XVI                                          228,222.472        13.17            3,005,690
   Qualified XVII                                          46,614.646        13.36              622,772

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES AGGRESSIVE GROWTH (CONTINUED)
   Qualified XVIII                                         47,353.253   $    12.90   $          610,857
   Qualified XXI                                          172,570.464        13.68            2,360,764
   Qualified XXII                                         190,810.230        13.74            2,621,733
   Qualified XXIV                                         363,785.577         9.11            3,314,087
   Qualified XXV                                          269,125.773        13.52            3,638,580
   Qualified XXVI                                          76,191.439        13.47            1,026,299
   Qualified XXVII                                      3,026,489.098        15.46           46,789,521
   Qualified XXVIII                                       477,218.687        15.39            7,344,396
                                                       --------------                ------------------
                                                       31,862,389.282                $      369,183,603
                                                       ==============                ==================
JANUS ASPEN SERIES BALANCED
   Contracts in accumulation period:
   Qualified III                                              838.506   $    20.93   $           17,550
   Qualified V                                             17,195.437        20.68              355,602
   Qualified VI                                         7,632,923.455        20.92          159,680,759
   Qualified VIII                                           4,204.722        20.91               87,921
   Qualified X (1.15)                                     126,072.518        21.87            2,757,206
   Qualified X (1.25)                                     874,405.028        21.71           18,983,333
   Qualified XI                                           508,752.614        21.59           10,983,969
   Qualified XII (0.05)                                    74,595.193        21.50            1,603,797
   Qualified XII (0.25)                                   330,269.068        12.94            4,273,682
   Qualified XII (0.35)                                   147,457.742        12.88            1,899,256
   Qualified XII (0.45)                                   971,549.330        12.82           12,455,262
   Qualified XII (0.55)                                   413,816.306        12.76            5,280,296
   Qualified XII (0.60)                                   470,154.506        12.73            5,985,067
   Qualified XII (0.65)                                   258,351.073        12.70            3,281,059
   Qualified XII (0.70)                                   160,711.267        12.67            2,036,212
   Qualified XII (0.75)                                   467,094.699        12.65            5,908,748
   Qualified XII (0.80)                                 1,577,444.491        13.63           21,500,568
   Qualified XII (0.85)                                   311,168.868        19.13            5,952,660
   Qualified XII (0.90)                                    26,366.684        13.31              350,941
   Qualified XII (0.95)                                   490,513.361        19.00            9,319,754
   Qualified XII (1.00)                                 2,411,350.930        18.94           45,670,987
   Qualified XII (1.05)                                   191,000.797        18.88            3,606,095
   Qualified XII (1.10)                                    90,426.601        18.81            1,700,924
   Qualified XII (1.15)                                    44,164.570        18.75              828,086
   Qualified XII (1.20)                                    72,159.917        18.69            1,348,669
   Qualified XII (1.25)                                    55,959.247        18.63            1,042,521
   Qualified XII (1.30)                                    11,295.746        18.57              209,762
   Qualified XII (1.35)                                     1,036.147        18.50               19,169
   Qualified XII (1.40)                                    58,867.916        18.44            1,085,524
   Qualified XII (1.50)                                    12,591.488        18.32              230,676
   Qualified XV                                            34,555.500        21.31              736,378
   Qualified XVI                                          170,122.426        20.63            3,509,626
   Qualified XVII                                          19,824.488        20.92              414,728
   Qualified XVIII                                         56,606.087        21.71            1,228,918
   Qualified XXI                                           49,081.031        21.42            1,051,316
   Qualified XXII                                          80,613.374        21.51            1,733,994
   Qualified XXIV                                         157,507.454        19.00            2,992,642
   Qualified XXV                                          165,060.584        21.16            3,492,682
   Qualified XXVI                                          16,895.172        21.09              356,319
   Qualified XXVII                                      1,154,096.188         8.29            9,567,457
                                                       --------------                ------------------
                                                       19,717,100.531                $      353,540,115
                                                       ==============                ==================

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES CAPITAL APPRECIATION
   Contracts in accumulation period:
   Qualified X (1.25)                                       6,807.968   $     8.32   $           56,642
   Qualified XXVII                                        319,129.395         6.15            1,962,646
                                                        -------------                ------------------
                                                          325,937.363                $        2,019,288
                                                        =============                ==================
JANUS ASPEN SERIES FLEXIBLE INCOME
   Contracts in accumulation period:
   Qualified III                                            9,149.346   $    19.00   $          173,838
   Qualified V                                              6,453.674        18.68              120,555
   Qualified VI                                         2,165,377.584        18.93           40,990,598
   Qualified VIII                                             217.192        18.92                4,109
   Qualified X (1.15)                                      21,868.797        12.80              279,921
   Qualified X (1.25)                                     194,829.873        12.74            2,482,133
   Qualified XI                                           123,736.228        19.53            2,416,569
   Qualified XII (0.05)                                    15,962.365        19.46              310,628
   Qualified XII (0.25)                                   143,998.413        13.31            1,916,619
   Qualified XII (0.35)                                    86,220.552        13.24            1,141,560
   Qualified XII (0.45)                                   253,502.042        13.18            3,341,157
   Qualified XII (0.55)                                    90,517.778        13.12            1,187,593
   Qualified XII (0.60)                                   111,346.291        13.09            1,457,523
   Qualified XII (0.65)                                   156,018.394        13.06            2,037,600
   Qualified XII (0.70)                                   149,895.811        13.03            1,953,142
   Qualified XII (0.75)                                   103,869.979        13.00            1,350,310
   Qualified XII (0.80)                                   450,180.715        13.24            5,960,393
   Qualified XII (0.85)                                   180,491.734        16.24            2,931,186
   Qualified XII (0.90)                                     7,867.698        13.19              103,775
   Qualified XII (0.95)                                   168,750.381        16.14            2,723,631
   Qualified XII (1.00)                                   801,606.489        16.08           12,889,832
   Qualified XII (1.05)                                    54,354.275        16.03              871,299
   Qualified XII (1.10)                                    57,349.369        15.98              916,443
   Qualified XII (1.15)                                    11,558.666        15.92              184,014
   Qualified XII (1.20)                                    26,636.662        15.87              422,724
   Qualified XII (1.25)                                    20,937.503        15.82              331,231
   Qualified XII (1.30)                                     3,824.063        15.76               60,267
   Qualified XII (1.35)                                     1,440.368        15.71               22,628
   Qualified XII (1.40)                                    19,587.089        15.66              306,734
   Qualified XII (1.50)                                     3,757.981        15.56               58,474
   Qualified XV                                            12,829.410        19.28              247,351
   Qualified XVI                                           49,317.055        18.66              920,256
   Qualified XVII                                           3,792.671        18.93               71,795
   Qualified XVIII                                         12,929.174        12.74              164,718
   Qualified XXI                                           14,366.770        19.38              278,428
   Qualified XXII                                          20,944.517        19.46              407,580
   Qualified XXIV                                          35,933.858        16.13              579,613
   Qualified XXV                                           26,445.105        19.14              506,159
   Qualified XXVI                                           7,774.144        19.08              148,331
                                                        -------------                ------------------
                                                        5,625,640.016                $       92,270,717
                                                        =============                ==================
JANUS ASPEN SERIES GROWTH
Currently payable annuity contracts:                                                 $          410,230

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GROWTH (CONTINUED)
   Contracts in accumulation period:
   Qualified I                                                 48.382   $    11.52   $              557
   Qualified III                                            1,869.589        14.58               27,259
   Qualified V                                              2,250.860        13.22               29,756
   Qualified VI                                         5,515,020.175        13.37           73,735,820
   Qualified VIII                                           2,908.817        13.37               38,891
   Qualified X (1.15)                                      33,463.163        14.41              482,204
   Qualified X (1.25)                                     650,992.396        14.30            9,309,191
   Qualified XI                                           440,329.063        13.79            6,072,138
   Qualified XII (0.05)                                    35,605.358        13.74              489,218
   Qualified XII (0.25)                                   285,536.055         7.88            2,250,024
   Qualified XII (0.35)                                   115,836.018         7.85              909,313
   Qualified XII (0.45)                                   644,487.528         7.81            5,033,448
   Qualified XII (0.55)                                    83,390.328         7.78              648,777
   Qualified XII (0.60)                                   380,179.264         7.76            2,950,191
   Qualified XII (0.65)                                    48,859.208         7.74              378,170
   Qualified XII (0.70)                                   351,427.612         7.72            2,713,021
   Qualified XII (0.75)                                   292,867.876         7.70            2,255,083
   Qualified XII (0.80)                                 1,440,389.982         8.46           12,185,699
   Qualified XII (0.85)                                   525,669.060        11.73            6,166,098
   Qualified XII (0.90)                                    42,256.356         8.18              345,657
   Qualified XII (0.95)                                   434,426.964        11.66            5,065,418
   Qualified XII (1.00)                                 1,201,854.945        11.62           13,965,554
   Qualified XII (1.05)                                   131,641.772        11.58            1,524,412
   Qualified XII (1.10)                                    85,733.999        11.54              989,370
   Qualified XII (1.15)                                    30,013.258        11.50              345,152
   Qualified XII (1.20)                                    66,646.157        11.47              764,431
   Qualified XII (1.25)                                    53,355.023        11.43              609,848
   Qualified XII (1.30)                                    11,318.208        11.39              128,914
   Qualified XII (1.35)                                     1,244.121        11.35               14,121
   Qualified XII (1.40)                                    29,467.769        11.31              333,280
   Qualified XII (1.50)                                    10,146.636        11.24              114,048
   Qualified XV                                            32,577.815        13.61              443,384
   Qualified XVI                                          108,557.743        13.18            1,430,791
   Qualified XVII                                          26,043.033        13.37              348,195
   Qualified XVIII                                         32,656.856        14.30              466,993
   Qualified XXI                                           67,164.395        13.69              919,481
   Qualified XXII                                         103,313.486        13.74            1,419,527
   Qualified XXIV                                         113,816.731        11.66            1,327,103
   Qualified XXV                                          125,557.888        13.52            1,697,543
   Qualified XXVI                                          21,567.346        13.47              290,512
   Qualified XXVII                                      2,332,244.731        14.67           34,214,030
   Qualified XXVIII                                       432,810.607        14.61            6,323,363
                                                       --------------                ------------------
                                                       16,345,546.573                $      199,166,215
                                                       ==============                ==================
JANUS ASPEN SERIES WORLDWIDE GROWTH
   Currently payable annuity contracts:                                              $          552,117
   Contracts in accumulation period:
   Qualified I                                              2,111.338   $    13.64               28,799
   Qualified III                                            2,879.974        18.14               52,243
   Qualified V                                              4,358.551        16.16               70,434
   Qualified VI                                        12,701,305.634        16.23          206,142,190

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH (CONTINUED)
   Qualified VIII                                          10,245.444   $    16.17   $          165,669
   Qualified X (1.15)                                      82,737.838        18.36            1,519,067
   Qualified X (1.25)                                   1,166,146.180        18.22           21,247,183
   Qualified XI                                           978,490.028        16.74           16,379,923
   Qualified XII (0.05)                                   137,577.345        16.68            2,294,790
   Qualified XII (0.15)                                       123.791         8.17                1,011
   Qualified XII (0.25)                                 1,056,499.302         8.13            8,589,339
   Qualified XII (0.35)                                   170,616.301         8.09            1,380,286
   Qualified XII (0.45)                                 1,226,407.058         8.06            9,884,841
   Qualified XII (0.55)                                   202,077.358         8.02            1,620,660
   Qualified XII (0.60)                                   899,866.662         8.00            7,198,933
   Qualified XII (0.65)                                   275,741.326         7.98            2,200,416
   Qualified XII (0.70)                                   525,468.689         7.96            4,182,731
   Qualified XII (0.75)                                   867,214.271         7.94            6,885,681
   Qualified XII (0.80)                                 3,841,110.325         9.32           35,799,148
   Qualified XII (0.85)                                   907,955.372        13.64           12,384,511
   Qualified XII (0.90)                                    70,620.816         9.08              641,237
   Qualified XII (0.95)                                   955,822.541        13.55           12,951,395
   Qualified XII (1.00)                                 3,404,028.335        13.51           45,988,423
   Qualified XII (1.05)                                   357,052.236        13.46            4,805,923
   Qualified XII (1.10)                                   164,664.611        13.42            2,209,799
   Qualified XII (1.15)                                    92,021.204        13.37            1,230,323
   Qualified XII (1.20)                                   104,749.443        13.33            1,396,310
   Qualified XII (1.25)                                    66,041.303        13.29              877,689
   Qualified XII (1.30)                                     7,371.876        13.24               97,604
   Qualified XII (1.35)                                     3,090.359        13.20               40,793
   Qualified XII (1.40)                                    62,240.122        13.15              818,458
   Qualified XII (1.50)                                    18,919.040        13.07              247,272
   Qualified XV                                            96,233.387        16.52            1,589,776
   Qualified XVI                                          225,377.941        16.00            3,606,047
   Qualified XVII                                          61,469.254        16.23              997,646
   Qualified XVIII                                         59,621.227        18.22            1,086,299
   Qualified XXI                                          116,081.546        16.61            1,928,114
   Qualified XXII                                         205,520.400        16.68            3,428,080
   Qualified XXIV                                         262,434.019        13.55            3,555,981
   Qualified XXV                                          166,772.419        16.41            2,736,735
   Qualified XXVI                                          52,901.632        16.35              864,942
   Qualified XXVII                                      3,828,034.246        18.24           69,823,345
   Qualified XXVIII                                       767,221.763        18.17           13,940,419
                                                       --------------                ------------------
                                                       36,207,222.507                $      513,442,582
                                                       ==============                ==================
JANUS TWENTY
   Contracts in accumulation period:
   Qualified XII (0.95)                                    62,241.979   $     3.88   $          241,499
   Qualified XII (1.10)                                    36,548.308         3.86              141,076
                                                       --------------                ------------------
                                                           98,790.287                $          382,575
                                                       ==============                ==================
LORD ABBETT GROWTH AND INCOME
   Contracts in accumulation period:
   Qualified VI                                           662,587.201   $     7.85   $        5,201,310
   Qualified VIII                                           1,786.368         7.85               14,023
   Qualified X (1.15)                                      28,770.786         7.87              226,426

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME (CONTINUED)
   Qualified X (1.25)                                      50,629.992   $     7.85   $          397,445
   Qualified XII (0.55)                                   113,866.356         7.93              902,960
   Qualified XII (0.60)                                    13,372.359         7.93              106,043
   Qualified XII (0.65)                                    10,077.834         7.92               79,816
   Qualified XII (0.70)                                    15,347.191         7.92              121,550
   Qualified XII (0.75)                                   151,026.043         7.91            1,194,616
   Qualified XII (0.80)                                   161,714.365         7.91            1,279,161
   Qualified XII (0.85)                                    64,173.158         7.90              506,968
   Qualified XII (0.90)                                     4,597.771         7.89               36,276
   Qualified XII (0.95)                                    61,901.339         7.89              488,402
   Qualified XII (1.00)                                   155,002.074         7.88            1,221,416
   Qualified XII (1.05)                                     4,840.570         7.88               38,144
   Qualified XII (1.10)                                     2,669.227         7.87               21,007
   Qualified XII (1.15)                                       662.770         7.87                5,216
   Qualified XII (1.20)                                     2,572.412         7.86               20,219
   Qualified XII (1.25)                                     4,068.800         7.85               31,940
   Qualified XII (1.40)                                     2,196.677         7.84               17,222
   Qualified XII (1.50)                                     1,172.771         7.83                9,183
   Qualified XV                                               663.346         7.89                5,234
   Qualified XVI                                            6,513.420         7.83               51,000
   Qualified XVII                                             963.876         7.85                7,566
   Qualified XVIII                                         10,327.671         7.85               81,072
   Qualified XXI                                            6,947.731         7.91               54,957
   Qualified XXIV                                           1,250.309         7.90                9,877
   Qualified XXV                                            3,329.259         7.91               26,334
   Qualified XXVI                                           2,135.345         7.89               16,848
                                                        -------------                ------------------
                                                        1,545,167.021                $       12,172,231
                                                        =============                ==================
LORD ABBETT MID-CAP VALUE - CLASS A
   Contracts in accumulation period:
   Qualified XII (0.00)                                     2,254.583   $     9.50   $           21,419
                                                        -------------                ------------------
                                                            2,254.583                $           21,419
                                                        =============                ==================
LORD ABBETT MID-CAP VALUE
   Contracts in accumulation period:
   Qualified VI                                           466,936.593   $     8.32   $        3,884,912
   Qualified X (1.15)                                      63,698.668         8.33              530,610
   Qualified X (1.25)                                      56,098.669         8.32              466,741
   Qualified XII (0.55)                                    85,686.668         8.41              720,625
   Qualified XII (0.60)                                     5,262.882         8.40               44,208
   Qualified XII (0.70)                                     3,205.514         8.39               26,894
   Qualified XII (0.75)                                    33,156.123         8.38              277,848
   Qualified XII (0.80)                                   197,933.820         8.38            1,658,685
   Qualified XII (0.85)                                    36,916.122         8.37              308,988
   Qualified XII (0.90)                                     3,358.770         8.36               28,079
   Qualified XII (0.95)                                    41,714.749         8.36              348,735
   Qualified XII (1.00)                                   186,526.697         8.35            1,557,498
   Qualified XII (1.05)                                       820.752         8.35                6,853
   Qualified XII (1.10)                                     4,007.171         8.34               33,420
   Qualified XII (1.15)                                       937.927         8.33                7,813
   Qualified XII (1.20)                                     1,427.464         8.33               11,891

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE (CONTINUED)
   Qualified XII (1.25)                                     4,185.464   $     8.32   $           34,823
   Qualified XII (1.40)                                     1,689.031         8.30               14,019
   Qualified XII (1.50)                                        14.164         8.29                  117
   Qualified XV                                               152.032         8.36                1,271
   Qualified XVI                                            4,668.816         8.29               38,704
   Qualified XVIII                                          2,018.104         8.32               16,791
   Qualified XXI                                            1,454.913         8.38               12,192
   Qualified XXIV                                           8,926.020         8.37               74,711
   Qualified XXV                                            1,645.700         8.38               13,791
   Qualified XXVI                                             490.830         8.36                4,103
                                                        -------------                ------------------
                                                        1,212,933.663                $       10,124,322
                                                        =============                ==================
MFS(R) TOTAL RETURN
   Contracts in accumulation period:
   Qualified XXVII                                      1,234,810.579   $    11.45   $       14,138,581
   Qualified XXVIII                                     2,208,540.755        11.41           25,199,450
                                                        -------------                ------------------
                                                        3,443,351.334                $       39,338,031
                                                        =============                ==================
OPPENHEIMER AGGRESSIVE GROWTH
   Currently payable annuity contracts:                             -                $            2,970
                                                        -------------                ------------------
                                                                    -                $            2,970
                                                        =============                ==================
OPPENHEIMER DEVELOPING MARKETS
   Contracts in accumulation period:
   Qualified XXVII                                        145,247.326   $     8.91   $        1,294,154
                                                        -------------                ------------------
                                                          145,247.326                $        1,294,154
                                                        =============                ==================
OPPENHEIMER GLOBAL SECURITIES
   Contracts in accumulation period:
   Qualified III                                               87.157   $    11.18   $              974
   Qualified V                                             19,372.093        10.79              209,025
   Qualified VI                                         3,165,764.282        10.87           34,411,858
   Qualified VIII                                           1,597.615        10.87               17,366
   Qualified X (1.15)                                      20,158.255        10.92              220,128
   Qualified X (1.25)                                     283,435.154        10.87            3,080,940
   Qualified XI                                           259,399.400        11.14            2,889,709
   Qualified XII (0.05)                                    83,577.820        11.13              930,221
   Qualified XII (0.25)                                   118,156.085        11.36            1,342,253
   Qualified XII (0.35)                                    51,275.120        11.31              579,922
   Qualified XII (0.45)                                    32,304.611        11.25              363,427
   Qualified XII (0.55)                                   146,975.260        11.20            1,646,123
   Qualified XII (0.60)                                   201,231.107        11.18            2,249,764
   Qualified XII (0.65)                                    15,311.447        11.15              170,723
   Qualified XII (0.70)                                    60,038.178        11.13              668,225
   Qualified XII (0.75)                                   337,114.119        11.10            3,741,967
   Qualified XII (0.80)                                 1,316,755.644        11.10           14,615,988
   Qualified XII (0.85)                                   245,692.471        11.08            2,722,273
   Qualified XII (0.90)                                     9,471.936        11.05              104,665
   Qualified XII (0.95)                                   239,229.228        11.02            2,636,306

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (CONTINUED)
   Qualified XII (1.00)                                 1,484,485.546   $    11.00   $       16,329,341
   Qualified XII (1.05)                                    38,962.017        10.97              427,413
   Qualified XII (1.10)                                    42,008.942        10.95              459,998
   Qualified XII (1.15)                                    17,052.030        10.92              186,208
   Qualified XII (1.20)                                    29,112.282        10.90              317,324
   Qualified XII (1.25)                                    35,587.005        10.87              386,831
   Qualified XII (1.30)                                     4,248.623        10.85               46,098
   Qualified XII (1.35)                                       902.434        10.82                9,764
   Qualified XII (1.40)                                    24,846.681        10.79              268,096
   Qualified XII (1.50)                                     2,334.035        10.74               25,068
   Qualified XV                                            14,300.177        11.02              157,588
   Qualified XVI                                           63,955.080        10.74              686,878
   Qualified XVII                                           9,481.532        10.87              103,064
   Qualified XVIII                                         10,501.097        10.87              114,147
   Qualified XXI                                           37,757.213        11.08              418,350
   Qualified XXII                                          30,183.421        11.11              335,338
   Qualified XXIV                                         105,831.971        11.04            1,168,385
   Qualified XXV                                           32,198.369        10.99              353,860
   Qualified XXVI                                           9,506.785        10.96              104,194
   Qualified XXVII                                      1,235,936.743        11.24           13,891,929
   Qualified XXVIII                                       804,290.681        11.20            9,008,056
                                                       --------------                ------------------
                                                       10,640,429.646                $      117,399,787
                                                       ==============                ==================
OPPENHEIMER MAIN STREET GROWTH & INCOME
   Currently payable annuity contracts                              -                $           28,115
                                                       --------------                ------------------
                                                                    -                $           28,115
                                                       ==============                ==================
OPPENHEIMER STRATEGIC BOND
   Currently payable annuity contracts:                                              $           11,612
   Contracts in accumulation period:
   Qualified V                                                101.329   $    11.11                1,126
   Qualified VI                                           405,891.960        11.19            4,541,931
   Qualified VIII                                           1,530.658        11.19               17,128
   Qualified X (1.25)                                      77,912.906        11.19              871,845
   Qualified XI                                            23,306.824        11.47              267,329
   Qualified XII (0.05)                                     2,716.777        11.45               31,107
   Qualified XII (0.25)                                    24,924.418        11.73              292,363
   Qualified XII (0.35)                                    11,139.049        11.68              130,104
   Qualified XII (0.45)                                    42,079.212        11.62              488,960
   Qualified XII (0.55)                                    14,818.236        11.57              171,447
   Qualified XII (0.60)                                    15,793.267        11.54              182,254
   Qualified XII (0.65)                                     5,753.837        11.51               66,227
   Qualified XII (0.70)                                     9,371.682        11.49              107,681
   Qualified XII (0.75)                                    27,831.132        11.46              318,945
   Qualified XII (0.80)                                    52,785.954        11.43              603,343
   Qualified XII (0.85)                                    27,082.194        11.40              308,737
   Qualified XII (0.90)                                     1,855.944        11.37               21,102
   Qualified XII (0.95)                                    39,345.637        11.35              446,573
   Qualified XII (1.00)                                    94,058.034        11.32            1,064,737
   Qualified XII (1.05)                                     9,372.335        11.30              105,907

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (CONTINUED)
   Qualified XII (1.10)                                     7,504.218   $    11.27   $           84,573
   Qualified XII (1.15)                                     3,319.953        11.24               37,316
   Qualified XII (1.20)                                     2,801.248        11.22               31,430
   Qualified XII (1.25)                                     5,514.339        11.19               61,705
   Qualified XII (1.30)                                     2,280.895        11.16               25,455
   Qualified XII (1.35)                                       101.357        11.14                1,129
   Qualified XII (1.40)                                     4,167.048        11.11               46,296
   Qualified XII (1.50)                                       297.766        11.06                3,293
   Qualified XV                                             4,322.581        11.35               49,061
   Qualified XVI                                            3,630.121        11.06               40,149
   Qualified XVII                                             272.005        11.19                3,044
   Qualified XVIII                                         13,829.680        11.19              154,754
   Qualified XXI                                            1,372.483        11.41               15,660
   Qualified XXII                                          13,505.867        11.44              154,507
   Qualified XXIV                                           7,627.749        11.36               86,651
   Qualified XXV                                            9,248.054        11.32              104,688
   Qualified XXVI                                             896.464        11.28               10,112
   Qualified XXVII                                        214,928.444        11.30            2,428,691
   Qualified XXVIII                                       290,926.783        11.25            3,272,926
                                                        -------------                ------------------
                                                        1,474,218.440                $       16,661,898
                                                        =============                ==================
PAX WORLD BALANCED
   Contracts in accumulation period:
   Qualified VI                                               208.181   $     8.14   $            1,695
   Qualified XII (0.85)                                     7,092.389         8.22               58,299
   Qualified XXVII                                        188,162.837         8.21            1,544,817
                                                        -------------                ------------------
                                                          195,463.407                $        1,604,811
                                                        =============                ==================
PIONEER EQUITY INCOME VCT
   Contracts in accumulation period:
   Qualified VI                                           167,518.285   $     7.99   $        1,338,471
   Qualified VIII                                           2,411.809         7.99               19,270
   Qualified X (1.15)                                      28,883.126         8.00              231,065
   Qualified X (1.25)                                      22,002.476         7.99              175,800
   Qualified XII (0.55)                                    41,355.023         8.07              333,735
   Qualified XII (0.70)                                       569.869         8.05                4,587
   Qualified XII (0.75)                                       240.218         8.05                1,934
   Qualified XII (0.80)                                    90,750.330         8.04              729,633
   Qualified XII (0.85)                                    46,117.420         8.04              370,784
   Qualified XII (0.90)                                     3,892.955         8.03               31,260
   Qualified XII (0.95)                                    14,375.778         8.02              115,294
   Qualified XII (1.00)                                    36,243.514         8.02              290,673
   Qualified XII (1.05)                                     3,829.609         8.01               30,675
   Qualified XII (1.10)                                     6,328.641         8.01               50,692
   Qualified XII (1.15)                                       254.095         8.00                2,033
   Qualified XII (1.20)                                       387.170         7.99                3,093
   Qualified XII (1.25)                                     1,074.634         7.99                8,586
   Qualified XII (1.30)                                        64.965         7.98                  518
   Qualified XII (1.40)                                       569.123         7.97                4,536
   Qualified XII (1.50)                                        14.622         7.96                  116

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT (CONTINUED)
   Qualified XVI                                              377.671   $     7.96   $            3,006
   Qualified XVII                                             952.388         7.99                7,610
   Qualified XXI                                              487.273         8.04                3,918
   Qualified XXIV                                             355.848         8.03                2,857
   Qualified XXV                                            2,590.905         8.05               20,857
   Qualified XXVI                                             182.200         8.03                1,463
                                                          -----------                ------------------
                                                          471,829.947                $        3,782,466
                                                          ===========                ==================
PIONEER FUND VCT
   Contracts in accumulation period:
   Qualified VI                                            19,127.649   $     7.53   $          144,031
   Qualified VIII                                              71.203         7.53                  536
   Qualified X (1.25)                                       8,956.135         7.53               67,440
   Qualified XII (0.55)                                       835.815         7.61                6,361
   Qualified XII (0.65)                                        95.643         7.60                  727
   Qualified XII (0.80)                                     4,915.954         7.58               37,263
   Qualified XII (0.85)                                    11,262.419         7.58               85,369
   Qualified XII (0.95)                                     6,739.220         7.57               51,016
   Qualified XII (1.00)                                     3,683.047         7.56               27,844
   Qualified XII (1.10)                                       344.372         7.55                2,600
   Qualified XII (1.15)                                       389.210         7.54                2,935
   Qualified XII (1.20)                                       223.529         7.54                1,685
   Qualified XII (1.25)                                       238.797         7.53                1,798
   Qualified XII (1.40)                                        17.824         7.52                  134
   Qualified XVI                                               19.969         7.51                  150
   Qualified XXI                                              244.511         7.58                1,853
   Qualified XXIV                                              21.029         7.57                  159
                                                          -----------                ------------------
                                                           57,186.326                           431,901
                                                          ===========                ==================
PIONEER MID CAP VALUE VCT
   Contracts in accumulation period:
   Qualified VI                                            94,164.853   $     8.73   $          822,059
   Qualified X (1.15)                                      26,331.178         8.75              230,398
   Qualified X (1.25)                                      15,155.485         8.73              132,307
   Qualified XII (0.55)                                     5,114.611         8.82               45,111
   Qualified XII (0.65)                                       667.481         8.81                5,881
   Qualified XII (0.70)                                     1,894.385         8.80               16,671
   Qualified XII (0.75)                                       332.926         8.80                2,930
   Qualified XII (0.80)                                    31,016.642         8.79              272,636
   Qualified XII (0.85)                                    24,468.774         8.79              215,081
   Qualified XII (0.90)                                        38.419         8.78                  337
   Qualified XII (0.95)                                    16,242.943         8.77              142,451
   Qualified XII (1.00)                                    19,361.156         8.77              169,797
   Qualified XII (1.05)                                       289.654         8.76                2,537
   Qualified XII (1.10)                                       654.584         8.75                5,728
   Qualified XII (1.15)                                     1,148.291         8.75               10,048
   Qualified XII (1.20)                                       873.808         8.74                7,637
   Qualified XII (1.25)                                       315.653         8.73                2,756
   Qualified XII (1.40)                                       108.812         8.72                  949
   Qualified XII (1.50)                                     1,206.715         8.70               10,498
   Qualified XV                                               218.074         8.77                1,913

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
PIONEER MID CAP VALUE VCT (CONTINUED)
   Qualified XVI                                            1,528.621   $     8.70   $           13,299
   Qualified XVIII                                            653.745         8.73                5,707
   Qualified XXI                                              634.455         8.79                5,577
   Qualified XXIV                                           1,048.299         8.78                9,204
   Qualified XXV                                               86.375         8.80                  760
   Qualified XXVI                                           1,260.194         8.78               11,065
                                                          -----------                ------------------
                                                          244,816.133                $        2,143,337
                                                          ===========                ==================

QUALIFIED I      Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code");
                 tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section
                 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
                 Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

QUALIFIED III    Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

QUALIFIED V      Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue
                 Code.

QUALIFIED VI     Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

QUALIFIED VII    Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

QUALIFIED VIII   Group AetnaPlus Contracts issued in connection with
                 Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

QUALIFIED IX     Certain large group Contracts (Jumbo) that were converted to
                 ACES, an administrative system (previously valued under Qualified VI).

QUALIFIED X      Individual retirement annuity and Simplified Employee Pension
                 ("SEP") plans issued or converted to ACES, an administrative system.

QUALIFIED XI     Certain large group Contracts issued in connection with
                 deferred compensation plans adopted by state and local governments since January 1996.

QUALIFIED XII    Group Retirement Plus and Voluntary TDA Contracts issued since
                 1996 in connection with plans established pursuant to Section
                 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October
                 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

QUALIFIED XIII   Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

QUALIFIED XIV    Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

QUALIFIED XV     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December
                 16, 1996 (previously valued under Qualified VI), and new
                 Contracts issued after that date in connection with certain deferred compensation plans.

QUALIFIED XVI    Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

QUALIFIED XVII   Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XVIII  Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XIX    Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XX     Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XXI    Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May
                 20, 1999.

QUALIFIED XXII   Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May
                 20, 1999.

QUALIFIED XXIV   Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

QUALIFIED XXV    Group Contract issued in connection with Aetna Government
                 Custom Choice plans having Contract modifications effective
                 October 2000 to lower mortality and expense fee.

QUALIFIED XXVI   Group Contract issued in connection with Aetna Government
                 Custom Choice plans having Contract modifications effective
                 October 2000 to lower mortality and expense fee.

QUALIFIED XXVII  Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

QUALIFIED XXVIII Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

QUALIFIED XXIX   Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

QUALIFIED XXX    Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

8. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation
     2002                              2,288      $4.26 to $7.11    $ 15,302        0.00%     0.00% to 1.50%   -25.48% to -24.62%
     2001                              2,119      $5.69 to $9.39      19,027        7.37%     0.00% to 1.75%   -24.43% to -23.55%
     2000                              1,839     $7.50 to $12.29      21,974            *                  *                    *

AIM V.I. Core Equity
     2002                              5,575      $5.00 to $6.54      34,728        0.33%     0.00% to 1.50%   -16.84% to -15.71%
     2001                              5,919      $5.99 to $7.76      44,279        0.05%     0.00% to 1.75%   -23.99% to -23.10%
     2000                              5,023     $7.84 to $10.04      48,981            *                  *                    *

AIM V.I. Growth
     2002                              2,722      $3.20 to $4.38      11,403        0.00%     0.25% to 1.50%   -32.00% to -31.21%
     2001                              2,533      $4.69 to $6.34      15,568        0.21%     0.00% to 1.75%   -34.87% to -34.11%
     2000                              2,061      $7.16 to $9.62      19,441            *                  *                    *

AIM V.I. Premier Equity
     2002                              2,777      $4.97 to $5.99      15,977        0.34%     0.25% to 1.50%   -31.30% to -30.50%
     2001                              2,682      $7.19 to $8.58      22,335        2.33%     0.00% to 1.75%   -13.87% to -12.88%
     2000                              1,903      $8.32 to $9.94      18,487            *                  *                    *

American Century(R) Income & Growth
     2002                                159     $7.02 to $21.67       1,152        1.30%     1.00% to 1.10%   -20.84% to -20.40%
     2001                                 62     $8.82 to $27.26         629            **    0.00% to 1.75%                    **
     2000                                   **                 **           **          **                 **                   **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
Calvert Social Balanced
     2002                              3,111     $8.88 to $23.11    $ 49,766        2.70%     0.00% to 1.50%  -13.46% to -12.46%
     2001                              3,120    $10.23 to $26.58      58,340        5.40%     0.00% to 1.75%    -8.34% to -7.27%
     2000                              3,005    $11.13 to $28.86      63,262            *                  *                   *

Chapman DEM(R) Equity
     2002                                 11     $4.22 to $4.68           51           -      0.65% to 1.00%    -31.99% to 4.17%
     2001                                 13         $6.88                92            **    0.00% to 1.75%                   **
     2000                                   **                  **          **          **                 **                  **

Evergreen Special Values
     2002                                819    $11.44 to $11.56       9,367            -     0.95% to 1.00%    -7.97% to -7.92%
     2001                                316    $12.43 to $12.56       3,926            **    0.00% to 1.75%                   **
     2000                                   **                  **          **          **                 **                  **

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS:
Fidelity(R) VIP Equity-Income
     2002                             16,267     $8.79 to $19.07     226,895        1.66%     0.00% to 1.50%  -18.19% to -17.24%
     2001                             13,666    $10.66 to $23.23     237,314        5.91%     0.00% to 1.75%    -6.38% to -5.29%
     2000                             10,367    $11.30 to $24.73     195,903            *                  *                   *

Fidelity(R) VIP Growth
     2002                             23,257     $8.30 to $18.00     277,744        0.25%     0.00% to 1.50%  -31.15% to -30.35%
     2001                             22,173    $11.97 to $26.05     388,351        7.04%     0.00% to 1.75%  -18.89% to -17.94%
     2000                             20,583    $14.65 to $32.00     448,872            *                  *                   *

Fidelity(R) VIP High Income
     2002                                529     $6.58 to $6.61        3,569        8.54%     1.00% to 1.50%      2.31% to 2.41%
     2001                                411     $6.43 to $6.45        2,694       12.33%     0.75% to 1.50%  -12.83% to -12.67%
     2000                                332     $7.38 to $7.39        2,450            *                  *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS (CONTINUED):
Fidelity(R) VIP Overseas
     2002                              1,719    $5.21 to $9.79      $ 14,076        0.74%     0.00% to 1.50%  -21.47% to -20.56%
     2001                              1,306    $6.61 to $12.42       14,766       13.21%     0.00% to 1.75%  -22.35% to -21.44%
     2000                              1,232    $8.47 to $15.94       18,192            *                  *                   *

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS II:
Fidelity(R) VIP II ASSET MANAGER(SM)
     2002                              1,221   $14.88 to $14.94       18,235        3.97%     1.00% to 1.10%   -9.73% to -9.64%
     2001                              1,306   $16.48 to $16.54       21,589        5.70%     1.05% to 1.25%   -5.29% to -5.10%
     2000                              1,362   $17.41 to $17.43       23,730            *                  *                   *

Fidelity(R) VIP II Contrafund(R)
     2002                             23,810   $10.26 to $19.58      382,356        0.79%     0.00% to 1.50%  -10.70% to -9.48%
     2001                             20,685   $11.40 to $21.82      375,287        3.44%     0.00% to 1.75%  -13.56% to -12.55%
     2000                             19,961   $11.84 to $25.13      420,902            *                  *                   *

Fidelity(R) VIP II Index 500
     2002                              4,302   $16.83 to $16.90       72,668        1.32%     1.00% to 1.10%  -23.10% to -23.32%
     2001                              4,378   $21.89 to $21.96       96,097        1.12%     1.05% to 1.25%  -13.20% to -13.03%
     2000                              4,146   $25.21 to $25.25      104,650            *                  *                   *

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS:
Franklin Small Cap Value Securities
     2002                                860    $9.19 to $9.32         7,951        0.55%     0.55% to 1.50%  -10.62% to -10.12%
     2001                                 13   $10.28 to $10.30          130            **    0.00% to 1.75%                   **
     2000                                   **                 **           **          **                 **                  **

ING GET FUND:
ING GET Fund - Series D
     2002                             22,908   $10.04 to $10.59      234,066        4.30%     0.25% to 1.75%   -1.09% to 0.06%
     2001                             28,027   $10.15 to $10.54      288,294        1.46%     0.25% to 1.75%    0.22% to 1.38%
     2000                             32,394   $10.13 to $10.38      331,079            *                  *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series E
     2002                             10,072   $10.23 to $10.62    $ 104,443        4.02%     0.25% to 1.75%    2.28% to 3.36%
     2001                             11,703   $10.01 to $10.28      118,197        0.79%     0.25% to 1.75%   -0.96% to 0.10%
     2000                             12,965   $10.10 to $10.27      131,675            *                  *                  *

ING GET Fund - Series G
     2002                              2,896   $10.16 to $10.48       29,756        3.84%     0.25% to 1.75%    3.15% to 4.13%
     2001                              3,400    $9.85 to $10.11       33,746        0.39%     0.25% to 1.75%   -0.35% to 0.08%
     2000                              3,829    $9.88 to $10.03       38,004            *                  *                  *

ING GET Fund - Series H
     2002                              2,251   $10.23 to $10.62       23,282        3.60%     0.25% to 1.75%    2.95% to 3.93%
     2001                              2,578    $9.93 to $10.17       25,808        0.47%     0.25% to 1.75%   -1.09% to 0.08%
     2000                              2,894    $9.87 to $10.16       29,176            *                  *                  *

ING GET Fund - Series I
     2002                                117        $10.15             1,190        3.54%         1.75%              3.52%
     2001                                128        $9.80              1,252        0.24%         1.75%             -0.60%
     2000                                138        $9.86              1,364            *                  *                  *

ING GET Fund - Series J
     2002                                 39        $10.10               394        3.47%         1.75%              4.23%
     2001                                 39        $9.69                381        0.16%         1.75%             -0.46%
     2000                                 47        $9.73                457            *                  *                  *

ING GET Fund - Series K
     2002                                200   $10.17 to $10.27        2,048        2.74%     1.25% to 1.75%    3.90% to 4.41%
     2001                                231    $9.79 to $9.84         2,275        0.00%     1.30% to 1.75%   -2.52% to -2.09%
     2000                                285   $10.04 to $10.05        2,863            *                  *                  *

ING GET Fund - Series L
     2002                                117        $10.12             1,187        0.05%          1.25%             1.41%
     2001                                131        $9.98              1,305        4.60%          1.30%            -0.36%
     2000                                  2        $10.02                16            *                  *                  *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series Q
     2002                                498        $10.11          $  5,031        2.28%         1.25%                        ***
     2001                                364        $10.00             3,642            **        1.05%                        **
     2000                                   **                 **           **          **                 **                  **

ING GET Fund - Series S
     2002                              4,624   $10.04 to $10.11       46,558            ***   0.25% to 1.75%                   ***
     2001                                   ***                ***          ***         ***                ***                 ***
     2000                                   ***                ***          ***         ***                ***                 ***

ING VP BALANCED
     2002                             32,476   $10.03 to $26.92      597,925        1.06%     0.00% to 1.50%  -11.64% to -10.62%
     2001                             36,765   $11.27 to $30.30      768,043        5.73%     0.00% to 1.75%   -5.66% to -4.54%
     2000                             38,718   $11.85 to $31.93      875,436            *                  *                   *

ING VP BOND
     2002                             24,208   $13.07 to $68.41      458,178        3.22%     0.00% to 1.50%    6.72% to 7.96%
     2001                             23,313   $12.15 to $63.81      409,596        6.40%     0.00% to 1.75%    7.12% to 8.37%
     2000                             17,978   $11.26 to $59.29      301,919            *                  *                   *

ING VP EMERGING MARKETS
     2002                                871    $5.75 to $5.77         5,020           -          1.00%       -10.24% to -10.23%
     2001                                859    $6.41 to $6.43         5,519       20.84%     1.00% to 1.25%  -11.54% to -11.37%
     2000                                878    $7.24 to $7.25         6,367            *                  *                   *

ING VP MONEY MARKET
     2002                             23,887   $11.78 to $49.45      368,846        3.78%     0.00% to 1.50%    0.11% to 1.27%
     2001                             24,401   $11.68 to $48.83      374,569        5.45%     0.00% to 1.75%    2.38% to 3.62%
     2000                             21,736   $11.32 to $47.51      322,714            *                  *                   *

ING VP NATURAL RESOURCES
     2002                              1,022    $8.30 to $13.46       11,897        0.18%     0.00% to 1.50%   -3.56% to -2.54%
     2001                              1,061    $8.54 to $13.82       12,751           -      0.00% to 1.75%  -17.19% to -16.23%
     2000                              1,140   $10.24 to $16.64       16,696            *                  *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING GENERATIONS PORTFOLIOS, INC.:
ING VP Strategic Allocation
 Balanced
     2002                              3,907    $8.84 to $13.98     $ 47,846       2.59%      0.00% to 1.50%  -10.89% to -9.85%
     2001                              4,144    $9.85 to $15.59       57,038       2.54%      0.00% to 1.75%   -8.39% to -7.32%
     2000                              4,127   $10.67 to $16.92       62,530           *                   *                   *

ING VP Strategic Allocation Growth
     2002                              4,739    $7.99 to $13.73       56,046       1.75%      0.00% to 1.50%  -15.04% to -14.06%
     2001                              4,817    $9.34 to $16.07       67,010       1.60%      0.00% to 1.75%  -12.87% to -11.85%
     2000                              4,801   $10.63 to $18.33       77,057           *                   *                   *

ING VP Strategic Allocation Income
     2002                              2,347   $10.23 to $14.66       31,610       3.44%      0.00% to 1.50%   -5.77% to -4.68%
     2001                              2,600   $10.77 to $15.41       37,096       4.35%      0.00% to 1.75%   -3.84% to -2.71%
     2000                              2,622   $11.12 to $15.89       39,124           *                   *                   *

ING PARTNERS, INC.:
ING Alger Aggressive Growth -
 Initial Class
     2002                                  -        $9.58                  -           ***             0.00%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Alger Aggressive Growth -
 Service Class
     2002                                166    $5.00 to $7.32           902           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Alger Growth
     2002                                 39    $6.48 to $6.85           255           ***    0.75% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING American Century Small Cap
 Value
     2002                                227    $8.07 to $8.12         1,834           ***    0.55% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING Baron Small Cap Growth
     2002                                372    $8.67 to $8.73      $  3,239           ***    0.55% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING DSI Enhanced Index
     2002                                 19    $6.18 to $8.04           126           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Goldman Sachs(R) Capital Growth
     2002                                 43    $7.59 to $8.32           347           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING JPMorgan Fleming International
     2002                              8,676    $7.24 to $15.19      107,839       0.62%      0.00% to 1.50%  -19.30% to -18.37%
     2001                              9,398    $8.90 to $18.73      145,566      23.69%      0.00% to 1.75%  -28.02% to -27.18%
     2000                             10,064   $12.27 to $25.91      219,543           *                   *                   *

ING JPMorgan Mid Cap Value
     2002                                113    $9.15 to $9.21         1,038           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING MFS Capital Opportunities
     2002                              8,811    $7.36 to $20.69      129,150          -       0.00% to 1.50%  -31.20% to -30.41%
     2001                              9,985   $10.67 to $29.93      216,006      18.63%      0.00% to 1.75%  -25.88% to -25.02%
     2000                              9,596   $14.36 to $40.20      291,499           *                   *                   *

ING MFS Global Growth
     2002                                 24    $8.30 to $8.35           202           ***    0.70% to 1.50%         ***
     2001                                   ***                ***          ***        ***                 ***               ***
     2000                                   ***                ***          ***        ***                 ***               ***

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING MFS Research
     2002                             11,666    $6.95 to $11.58    $ 114,492      0.20%       0.00% to 1.50%  -26.01% to -25.15%
     2001                             12,954    $9.39 to $15.50      172,262     20.46%       0.00% to 1.75%  -22.07% to -21.20%
     2000                             13,514   $12.05 to $19.72      234,529          *                    *                   *

ING OpCap Balanced Value
     2002                                 59    $8.00 to $9.69           515          ***     0.70% to 1.50%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

ING PIMCO Total Return
     2002                              1,518   $10.70 to $10.77       16,279          ***     0.55% to 1.50%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

ING Salomon Brothers Aggressive
 Growth
     2002                             21,979    $5.54 to $9.90       175,927         -        0.00% to 1.50%  -36.27% to -35.53%
     2001                             24,305    $8.63 to $15.50      305,237      6.20%       0.00% to 1.75%  -26.33% to -25.47%
     2000                             24,658   $11.63 to $20.98      425,188          *                    *                   *

ING Salomon Brothers Capital
     2002                                 23    $7.48 to $11.99          244          ***     0.60% to 1.50%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

ING Salomon Brothers Investors
 Value
     2002                                 67    $7.62 to $9.89           635          ***     0.60% to 1.40%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING T. Rowe Price Growth Equity
     2002                             12,185    $9.02 to $16.86    $ 169,889       0.19%      0.00% to 1.50%  -24.44% to -23.64%
     2001                             12,122   $11.85 to $22.20      223,753      15.67%      0.00% to 1.75%  -11.56% to -10.53%
     2000                             11,636   $13.30 to $24.99      244,865          *               *                        *

ING UBS Tactical Asset Allocation
     2002                                 42    $7.61 to $23.76          474           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Van Kampen Comstock
     2002                                983    $8.29 to $8.35         8,175           ***    0.55% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING VARIABLE FUNDS:
ING VP Growth and Income
     2002                            139,292    $6.29 to $199.83    2,141,418      0.84%      0.00% to 1.50%  -26.11% to -25.25%
     2001                            162,099    $8.45 to $268.94    3,399,498      0.60%      0.00% to 1.75%  -19.62% to -18.68%
     2000                            178,363   $10.44 to $332.72    4,739,548          *                   *                   *

ING VARIABLE PORTFOLIOS, INC.:
ING VP Growth
     2002                              7,963    $3.92 to $10.79       76,539          -       0.00% to 1.50%  -30.00% to -29.19%
     2001                              8,753    $5.57 to $15.43      120,765      11.29%      0.00% to 1.75%  -28.16% to -27.32%
     2000                              8,901    $7.72 to $21.24      171,159           *                   *                   *

ING VP Index Plus LargeCap
     2002                             29,577    $8.36 to $14.03      378,460       0.24%      0.00% to 1.50%  -22.70% to -21.80%
     2001                             27,743   $10.73 to $18.18      459,606       4.07%      0.00% to 1.75%  -14.92% to -13.92%
     2000                             25,137   $12.52 to $21.13      488,938           *                   *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING VARIABLE PORTFOLIOS, INC.
 (CONTINUED):
ING VP Index Plus MidCap
     2002                             11,364   $12.33 to $13.38    $ 144,261       0.45%      0.00% to 1.50%  -13.40% to -12.40%
     2001                              6,071   $14.24 to $15.20       88,491       5.86%      0.00% to 1.75%   -2.80% to -1.67%
     2000                              3,705   $14.65 to $15.46       55,395           *                   *                   *

ING VP Index Plus SmallCap
     2002                              5,909    $8.96 to $9.88        54,579       0.17%      0.00% to 1.50%  -14.50% to -13.51%
     2001                              2,687   $10.48 to $11.37       28,860       4.91%      0.00% to 1.75%    0.87% to 2.05%
     2000                              1,211    $9.94 to $11.14       12,843           *                   *                   *

ING VP International Equity
     2002                              1,316    $4.43 to $6.40         8,248       0.22%      0.00% to 1.50%  -27.77% to -26.93%
     2001                              1,269    $6.10 to $8.79        10,978       0.11%      0.00% to 1.75%  -25.02% to -24.14%
     2000                              1,117    $8.09 to $11.62       12,949           *                   *                   *

ING VP Small Company
     2002                              9,115    $7.15 to $14.86      115,085       0.48%      0.00% to 1.50%  -24.37% to -23.50%
     2001                              7,976    $9.41 to $19.68      134,200       3.51%      0.00% to 1.75%    2.44% to 3.64%
     2000                              6,314    $9.15 to $19.00      104,712           *                   *                   *

ING VP Technology
     2002                              8,904    $2.53 to $2.64        23,001          -       0.00% to 1.50%  -42.16% to -41.49%
     2001                              7,145    $4.35 to $4.50        31,754          -       0.00% to 1.75%  -24.13% to -23.22%
     2000                              4,262    $5.71 to $5.87        24,855           *                   *                   *

ING VP Value Opportunity
     2002                              9,633    $9.09 to $13.82      115,345       0.46%      0.00% to 1.50%  -27.07% to -26.22%
     2001                              7,322   $12.37 to $18.98      118,660       4.66%      0.00% to 1.75%  -10.97% to -9.93%
     2000                              3,530   $13.79 to $20.91       63,066           *                   *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING VARIABLE PRODUCTS:
ING VP Growth Opportunities
     2002                                 26    $6.00 to $6.08      $    158          -       0.55% to 1.40%       -32.22%
     2001                                  1         $8.92                10           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

ING VP International Value
     2002                              1,603    $7.95 to $8.07        12,825       0.86%      0.45% to 1.50%  -16.56% to -16.17%
     2001                                160    $9.54 to $9.56         1,529           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

ING VP MagnaCap
     2002                                 80    $6.82 to $6.86           544           ***    0.60% to 1.40%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING VP MidCap Opportunities
     2002                                 66    $6.89 to $6.99           457          -       0.55% to 1.50%  -26.79% to -26.57%
     2001                                  3    $9.45 to $9.46            30           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

ING VP SmallCap Opportunities
     2002                                446    $4.96 to $5.04         2,239          -       0.45% to 1.50%  -44.29% to -44.13%
     2001                                  7    $8.95 to $8.96            59           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

JANUS ASPEN SERIES:
Janus Aspen Series Aggressive
 Growth
     2002                             31,862    $7.88 to $15.46      369,184          -       0.00% to 1.50%  -29.01% to -28.04%
     2001                             34,630   $11.02 to $21.67      569,410          -       0.00% to 1.75%  -40.36% to -39.66%
     2000                             33,795   $18.33 to $36.17      950,193           *                   *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Series Balanced
     2002                             19,717    $8.29 to $21.87   $   353,540      2.57%      0.00% to 1.50%   -7.84% to -6.77%
     2001                             17,000    $8.95 to $23.65       338,450      2.71%      0.00% to 1.75%   -6.13% to -5.04%
     2000                             13,548    $9.49 to $25.11       296,054          *                   *                   *

Janus Aspen Series Capital
 Appreciation
     2002                                326    $6.15 to $8.32          2,019      0.33%      1.00% to 1.25%       -16.77%
     2001                                 72         $7.39                530          **     0.00% to 1.75%                   **
     2000                                   **                 **            **        **                  **                  **

Janus Aspen Series Flexible Income
     2002                              5,626   $12.74 to $19.53        92,271      4.52%      0.00% to 1.50%   8.83% to 10.09%
     2001                              3,776   $11.67 to $17.78        56,744      6.11%      0.00% to 1.75%    6.13% to 7.36%
     2000                              2,595   $10.97 to $16.61        36,898          *                   *                   *

Janus Aspen Series Growth
     2002                             16,346    $7.70 to $14.67       199,166         -       0.00% to 1.50%  -27.61% to -26.77%
     2001                             18,060   $10.56 to $20.16       305,619      0.25%      0.00% to 1.75%  -25.86% to -25.00%
     2000                             17,916   $14.14 to $27.07       412,686          *                   *                   *

Janus Aspen Series Worldwide
 Growth
     2002                             36,207    $7.94 to $18.36       513,443      0.87%      0.00% to 1.50%  -26.61% to -25.61%
     2001                             40,344   $10.75 to $24.94       783,656      0.45%      0.00% to 1.75%  -23.60% to -22.71%
     2000                             42,211   $13.96 to $32.52     1,083,720          *                   *                   *

Janus Twenty
     2002                                 99    $3.86 to $3.88            383      0.63%      0.95% to 1.10%  -24.85% to -24.74%
     2001                                 97    $5.14 to $5.15            497          **     0.00% to 1.75%                   **
     2000                                   **                 **            **        **                  **                  **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
LORD ABBETT FUNDS:
Lord Abbett Growth and Income
     2002                              1,545    $7.83 to $7.93      $ 12,172       1.05%      0.55% to 1.50%  -19.17% to -18.81%
     2001                                126    $9.70 to $9.72         1,226           **     0.00% to 1.75%                   **
     2000                                   **                 **         **           **                  **                  **

Lord Abbett Mid-Cap Value - Class A
     2002                                  2         $9.50                21           ***            0.00%                    ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

Lord Abbett Mid-Cap Value
     2002                              1,213    $8.29 to $8.41        10,124       1.08%      0.55% to 1.50%  -10.91% to -10.64%
     2001                                 28    $9.34 to $9.35           265           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Total Return
     2002                              3,443   $11.41 to $11.45       39,338       1.50%      1.00% to 1.10%   -6.21% to -6.11%
     2001                              1,743   $12.16 to $12.20       21,228       3.77%      1.05% to 1.25%   -1.00% to -0.81%
     2000                                395   $12.28 to $12.30        4,860           *                   *                   *

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Aggressive Growth
     2002                                  -                  -            3           ***            1.25%                    ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

Oppenheimer Developing Markets
     2002                                145         $8.91             1,294       2.50%          1.00%             -2.58%
     2001                                 24    $9.15 to $13.82          223           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 (CONTINUED):
Oppenheimer Global Securities
     2002                             10,640   $10.74 to $11.36   $  117,400       0.51%      0.00% to 1.50%  -23.30% to -22.41%
     2001                              6,078   $14.01 to $14.59       86,986      10.25%      0.00% to 1.75%  -13.36% to -12.34%
     2000                              3,052   $16.17 to $16.76       50,259           *                   *                   *
Oppenheimer Main Street Growth &
 Income
     2002                                  -                  -           28           ***    1.25% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

Oppenheimer Strategic Bond
     2002                              1,474   $11.06 to $11.73       16,662       6.58%      0.00% to 1.50%    5.84% to 7.07%
     2001                                924   $10.45 to $10.91        9,817       6.28%      0.00% to 1.75%    3.28% to 4.48%
     2000                                586   $10.12 to $10.79        6,010           *                   *                   *

PAX WORLD BALANCED
     2002                                195    $8.14 to $8.22         1,605       1.68%      0.85% to 1.25%        -9.77%
     2001                                254          $9.10            2,309           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

PIONEER VARIABLE CONTRACTS:
Pioneer Equity Income VCT
     2002                                472    $7.96 to $8.07         3,782       2.54%      0.55% to 1.50%  -16.99% to -16.62%
     2001                                  9    $9.60 to $9.62            88           **      0.00% to 1.75%                  **
     2000                                   **                 **           **         **                  **                  **

Pioneer Fund VCT
     2002                                 57    $7.51 to $7.61           432       1.24%      0.55% to 1.50%  -20.16% to -19.80%
     2001                                  1    $9.41 to $9.43             9           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
PIONEER VARIABLE CONTRACTS
 (CONTINUED):
Pioneer Mid Cap Value VCT
     2002                                245     $8.70 to $8.82     $  2,143       0.33%      0.55% to 1.50%  -12.53% to -12.05%
     2001                                  8     $9.95 to $9.97           81           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

*    Not provided for 2000.
** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
*** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF ING RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Reports of Independent Auditors...................   F-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years
       ended December 31, 2002 and 2001, one month
       ended December 31, 2000 and eleven months
       ended November 30, 2000....................   F-4

    Consolidated Balance Sheets as of
       December 31, 2002 and 2001.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the years ended
       December 31, 2002 and 2001, one month ended
       December 31, 2000 and eleven months ended
       November 30, 2000..........................   F-6

    Consolidated Statements of Cash Flows for the
       years ended December 31, 2002 and 2001, one
       month ended December 31, 2000 and eleven
       months ended November 30, 2000.............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years then ended, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                /s/ Ernst & Young LLP

Atlanta, Georgia
March 25, 2003

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated statements of income, changes in shareholder's equity and cash flows of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of ING Life Insurance and Annuity Company and Subsidiaries for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                             Preacquisition
                                                                One month    Eleven months
                                 Year ended     Year ended        ended          ended
                                December 31,   December 31,   December 31,    November 30,
                                    2002           2001           2000            2000
                                -------------  -------------  -------------  --------------
Revenues:
  Premiums                        $    98.7      $  114.2         $ 16.5        $  137.7
  Fee income                          418.2         553.4           49.8           573.3
  Net investment income               959.5         888.4           78.6           833.8
  Net realized capital gains
    (losses)                         (101.0)        (21.0)           1.8           (37.2)
                                  ---------      --------         ------        --------
      Total revenue                 1,375.4       1,535.0          146.7         1,507.6
                                  ---------      --------         ------        --------
Benefits, losses and expenses:
  Benefits:
    Interest credited and
      other benefits to
      policyholders                   746.4         729.6           68.9           726.7
  Underwriting, acquisition,
    and insurance expenses:
    Operating expenses                361.4         444.2           49.1           414.6
  Amortization:
    Deferred policy
      acquisition costs and
      value of business
      acquired                        181.5         112.0           10.2           116.7
    Goodwill                             --          61.9             --              --
                                  ---------      --------         ------        --------
      Total benefits, losses
        and expenses                1,289.3       1,347.7          128.2         1,258.0
                                  ---------      --------         ------        --------

Income before income taxes,
  discontinued operations and
  cumulative effect of change
  in accounting principle              86.1         187.3           18.5           249.6
  Income tax expense                   18.6          87.4            5.9            78.1
                                  ---------      --------         ------        --------

Income before discontinued
  operations and cumulative
  effect of change in
  accounting principle                 67.5          99.9           12.6           171.5
Discontinued operations, net
  of tax                                 --            --             --             5.7
Cumulative effect of change in
  accounting principle             (2,412.1)           --             --              --
                                  ---------      --------         ------        --------
Net income (loss)                 $(2,344.6)     $   99.9         $ 12.6        $  177.2
                                  =========      ========         ======        ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (Millions, except share data)

                                           As of December 31,
                                          --------------------
                                            2002       2001
                                          ---------  ---------
                 ASSETS
Investments:
  Fixed maturities, available for sale,
    at fair value (amortized cost of
    $15,041.2 at 2002 and $13,249.2 at
    2001)                                 $15,767.0  $13,539.9
  Equity securities at fair value:
    Nonredeemable preferred stock (cost
      of $34.2 at 2002 and $27.0 at
      2001)                                    34.2       24.6
    Investment in affiliated mutual
      funds (cost of $203.9 at 2002 and
      $22.9 at 2001)                          201.0       25.0
    Common stock (cost of $0.2 at 2002
      and $2.3 at 2001)                         0.2        0.7
  Mortgage loans on real estate               576.6      241.3
  Policy loans                                296.3      329.0
  Short-term investments                        6.2       31.7
  Other investments                            52.2       18.2
  Securities pledged to creditors
    (amortized cost of $154.9 at 2002
    and $466.9 at 2001)                       155.0      467.2
                                          ---------  ---------
        Total investments                  17,088.7   14,677.6
Cash and cash equivalents                      65.4       82.0
Short term investments under securities
  loan agreement                              164.3      488.8
Accrued investment income                     170.9      160.9
Reciprocal loan with affiliate                   --      191.1
Reinsurance recoverable                     2,986.5    2,990.7
Deferred policy acquisition costs             229.8      121.3
Value of business acquired                  1,438.4    1,601.8
Goodwill (net of accumulated
  amortization of $61.9 at 2001)                 --    2,412.1
Property, plant and equipment (net of
  accumulated depreciation of $56.0 at
  2002 and $33.9 at 2001)                      49.8       66.1
Other assets                                  145.8      149.7
Assets held in separate accounts           28,071.1   32,663.1
                                          ---------  ---------
        Total assets                      $50,410.7  $55,605.2
                                          =========  =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
  Future policy benefits and claims'
    reserves                              $ 3,305.2  $ 3,996.8
  Unpaid claims and claim expenses             30.0       28.8
  Other policyholder's funds               14,756.0   12,135.8
                                          ---------  ---------
        Total policy liabilities and
          accruals                         18,091.2   16,161.4
  Payables under securities loan
    agreement                                 164.3      488.8
  Current income taxes                         84.5       59.2
  Deferred income taxes                       163.1      153.7
  Other liabilities                         1,573.7    1,624.7
  Liabilities related to separate
    accounts                               28,071.1   32,663.1
                                          ---------  ---------
        Total liabilities                  48,147.9   51,150.9
                                          ---------  ---------
Shareholder's equity:
  Common stock (100,000 shares
    authorized; 55,000 shares issued and
    outstanding, $50.00 per share par
    value)                                      2.8        2.8
  Additional paid-in capital                4,416.5    4,292.4
  Accumulated other comprehensive income      108.3       46.6
  Retained earnings (deficit)              (2,264.8)     112.5
                                          ---------  ---------
        Total shareholder's equity          2,262.8    4,454.3
                                          ---------  ---------
          Total liabilities and
            shareholder's equity          $50,410.7  $55,605.2
                                          =========  =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                Accumulated
                                                   Other
                                   Additional  Comprehensive  Retained       Total
                           Common   Paid-in-      Income      Earnings   Shareholder's
                           Stock    Capital       (Loss)      (Deficit)     Equity
                           ------  ----------  -------------  ---------  -------------
Balance at December 31,
  1999                      $2.8    $  431.9       $(44.8)    $  995.8     $ 1,385.7
Comprehensive income:
  Net income                  --          --           --        177.2         177.2
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($79.4
        pretax)               --          --         51.6           --          51.6
                                                                           ---------
Comprehensive income                                                           228.8
Adjustment for purchase
  accounting                  --     3,751.7           --     (1,173.0)      2,578.7
Capital contributions         --       129.5           --           --         129.5
Common stock dividends        --       (10.1)          --           --         (10.1)
Other changes                 --         0.8           --           --           0.8
                            ----    --------       ------     ---------    ---------
Balance at November 30,
  2000                       2.8     4,303.8          6.8           --       4,313.4
Comprehensive income:
  Net income                  --          --           --         12.6          12.6
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($28.7
        pretax)               --          --         18.6           --          18.6
                                                                           ---------
Comprehensive income                                                            31.2
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2000                       2.8     4,303.8         25.4         12.6       4,344.6
Comprehensive income:
  Net income                  --          --           --         99.9          99.9
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($32.5
        pretax)               --          --         21.2           --          21.2
                                                                           ---------
Comprehensive income                                                           121.1
Return of capital             --       (11.3)          --           --         (11.3)
Other changes                 --        (0.1)          --           --          (0.1)
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2001                       2.8     4,292.4         46.6        112.5       4,454.3
Comprehensive income:
  Net (loss)                  --          --           --     (2,344.6)     (2,344.6)
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($94.9
        pretax)               --          --         61.7           --          61.7
                                                                           ---------
Comprehensive (loss)                                                        (2,282.9)
Distribution of IA Holdco     --       (27.4)          --        (32.7)        (60.1)
Capital contributions         --       164.3           --           --         164.3
SERP -- transfer              --       (15.1)          --           --         (15.1)
Other changes                 --         2.3           --           --           2.3
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2002                      $2.8    $4,416.5       $108.3     $(2,264.8)   $ 2,262.8
                            ----    --------       ------     ---------    ---------

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                           Preacquisition
                                                                                           --------------
                                                                             One month     Eleven months
                                      Year ended           Year ended          ended           ended
                                     December 31,         December 31,     December 31,     November 30,
                                         2002                 2001             2000             2000
                                -----------------------  ---------------  ---------------  --------------
Cash Flows from Operating
  Activities:
Net income (loss)                     $ (2,344.6)          $     99.9         $  12.6        $    177.2
Adjustments to reconcile net
  income to net cash provided
  by operating activities:
  Net amortization or
    (accretion) of discount on
    investments                            115.5                 (1.2)           (2.7)            (32.6)
  Amortization of deferred
    gain on sale                              --                   --              --              (5.7)
  Net realized capital (gains)
    losses                                 101.0                 21.0            (1.8)             37.2
  (Increase) decrease in
    accrued investment income              (10.0)               (13.7)            6.6              (3.1)
  (Increase) decrease in
    premiums due and other
    receivables                            172.7                (95.6)           31.1             (23.7)
  (Increase) decrease in
    policy loans                              --                 10.3             0.1             (25.4)
  (Increase) decrease in
    deferred policy
    acquisition costs                     (108.5)              (121.3)          (12.2)           (136.6)
  (Increase) decrease in value
    of business acquired                   139.4                 13.9              --                --
  Amortization of goodwill                    --                 61.9              --                --
  Impairment of goodwill                 2,412.1                   --              --                --
  Increase (decrease) in
    universal life account
    balances                                  --                 17.6            (3.8)             23.8
  Change in other insurance
    reserve liabilities                    953.7               (136.3)           (5.3)             85.6
  Change in other assets and
    liabilities                             72.8                (68.0)          103.9             (75.2)
  Provision for deferred
    income taxes                            23.6                 89.5           (14.3)             23.1
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) operating activities              1,527.7               (122.0)          114.2              44.6
                                      ----------           ----------         -------        ----------
Cash Flows from Investing
  Activities:
  Proceeds from the sale of:
    Fixed maturities available
      for sale                          24,980.4             14,216.7           233.0          10,083.2
    Equity securities                       57.2                  4.4             1.5             118.4
    Mortgages                                2.0                  5.2             0.1               2.1
  Investment maturities and
    collections of:
    Fixed maturities available
      for sale                           1,334.9              1,121.8            53.7             573.1
    Short-term investments              11,796.7              7,087.3             0.4              59.9
  Acquisition of investments:
    Fixed maturities available
      for sale                         (28,105.5)           (16,489.8)         (230.7)        (10,505.5)
    Equity securities                      (81.8)               (50.0)          (27.8)            (17.6)
    Short-term investments             (11,771.3)            (6,991.1)          (10.0)           (113.1)
    Mortgages                             (343.7)              (242.0)             --                --
  (Increase) decrease in
    policy loans                            32.7                   --              --                --
  (Increase) decrease in
    property and equipment                  (5.8)                 7.4             1.9               5.4
  Other, net                               (47.8)                (4.7)            0.3              (4.0)
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) investing activities             (2,152.0)            (1,334.8)           22.4             201.9
                                      ----------           ----------         -------        ----------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                            1,332.5              1,941.5           164.2           1,529.7
  Maturities and withdrawals
    from insurance contracts              (741.4)            (1,082.7)         (156.3)         (1,832.6)
Capital contribution from
  HOLDCO                                      --                   --              --              73.5
Return of capital                             --                (11.3)             --                --
Dividends paid to shareholder                 --                   --              --             (10.1)
Other, net                                  16.6               (105.0)          (73.6)             22.0
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) financing activities                607.7                742.5           (65.7)           (217.5)
                                      ----------           ----------         -------        ----------
Net increase (decrease) in
  cash and cash equivalents                (16.6)              (714.3)           70.9              29.0
Effect of exchange rate
  changes on cash and cash
  equivalents                                 --                   --              --               2.0
Cash and cash equivalents,
  beginning of period                       82.0                796.3           725.4             694.4
                                      ----------           ----------         -------        ----------
Cash and cash equivalents, end
  of period                           $     65.4           $     82.0         $ 796.3        $    725.4
                                      ==========           ==========         =======        ==========
Supplemental cash flow
  information:
Income taxes (received) paid,
  net                                 $      6.7           $    (12.3)        $  20.3        $     39.9
                                      ==========           ==========         =======        ==========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ING Life Insurance and Annuity Company ("ILAIC" or the "Company") and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisors, LLC ("IFA"), and through February 28, 2002, Aetna Investment Adviser Holding
    Company, Inc. ("IA Holdco"). The Company is a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which is a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI is ultimately owned by ING Groep N.V. ("ING"), a financial services company based in the Netherlands.

    HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain IRSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly were excluded from the pre-acquisition Consolidated Statement of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2,297.4 million. Goodwill was amortized over a period of 40 years prior to January 1, 2002.

    The allocation of the purchase price to assets and liabilities was subjected to further refinement throughout 2001 as additional information became available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations were as follows:

    The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

    The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

    The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

    The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

    The Company adjusted its reserve for other policyholders' funds in order to conform its accounting policies with those of ING;

    The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

    The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but were no longer providing a benefit to the Company's operations, was warranted; and

    The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million. The pro forma adjustments, which did not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

    USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

    Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.

    Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations included universal life, variable universal life, traditional whole life and term insurance.

    DESCRIPTION OF BUSINESS

    The Company offers annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, "Goodwill and Other Intangible Assets," ("FAS No.142"), effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

    As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

    The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $2,412.1 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Income Statement.

    Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                          Preacquisition
                                                                          --------------
                                                            One month     Eleven months
                                          Year ended          ended           ended
                                         December 31,     December 31,     November 30,
   (Millions)                                2001             2000             2000
   Reported net income after tax            $ 99.9            $12.6           $177.2
   Add back goodwill amortization, net
     of tax                                   61.9               --               --
   -------------------------------------------------------------------------------------
   Adjusted net income after tax            $161.8            $12.6           $177.2
   =====================================================================================

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement 133, FAS No.138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

    The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions.

    Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2002 and 2001, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

    GUARANTEES

    In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

    FUTURE ACCOUNTING STANDARDS

    EMBEDDED DERIVATIVES

    The FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS No.133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36, "Embedded Derivatives:
    Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

    FASB INTERPRETATION NO. 46 CONSOLIDATION OF VARIABLE INTEREST ENTITIES

    In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interest in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

    In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with the VIEs and does not believe it has any significant investments or ownership in VIEs.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    RECLASSIFICATIONS

    Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

    The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

    In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

    When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in other policyholders' funds. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations.

    Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                Gross       Gross
   December 31, 2002               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $154.9       $0.1        $ --      $155.0
   ===========================================================================

                                                Gross       Gross
   December 31, 2001               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $466.9       $1.1        $0.8      $467.2
   ===========================================================================

    Total securities pledged to creditors at December 31, 2002 and 2001 consisted entirely of fixed maturity securities.

    The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

    On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

    Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. VOBA is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

    The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

    Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

    Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

    DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Activity for the year-ended December 31, 2002 within VOBA was as follows:

   (Millions)
   Balance at December 31, 2001                        $1,601.8
   Adjustment for unrealized gain (loss)                 (21.9)
   Additions                                              25.0
   Interest accrued at 7%                                 86.8
   Amortization                                         (253.3)
   ------------------------------------------------------------
   Balance at December 31, 2002                        $1,438.4
   ============================================================

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $105.6 million, $102.1 million, $101.9 million, $91.5 million and $88.3 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. In 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net $15.9 million of federal income tax benefit.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 12.3% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No.115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees are recorded as revenue in and are included in the fee income line on the Income Statements assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

    SEPARATE ACCOUNTS

    Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $29.7 million and of $10.8 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 10.0% in 2002 and 3.0% to 14.0% in 2001.

    Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2002 and 2001 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business.

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  INVESTMENTS

    Fixed maturities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2002 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $   74.2     $  2.9      $  --      $    77.1

   States, municipalities and
     political subdivisions            10.2        2.5         --           12.7

   U.S. corporate securities:
       Public utilities               627.6       28.1        6.4          649.3
       Other corporate securities   7,742.6      543.5       33.1        8,253.0
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   8,370.2      571.6       39.5        8,902.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     336.9       18.2        6.6          348.5
       Other                          148.0        8.4        1.2          155.2
   ------------------------------------------------------------------------------
     Total foreign securities         484.9       26.6        7.8          503.7
   ------------------------------------------------------------------------------
   Mortgage-backed securities       5,374.2      167.1       34.0        5,507.3
   Other asset-backed securities      882.4       47.0       10.5          918.9
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          15,196.1      817.7       91.8       15,922.0
   Less: Fixed maturities pledged
     to creditors                     154.9        0.1         --          155.0
   ------------------------------------------------------------------------------

   Fixed maturities                $15,041.2    $817.6      $91.8      $15,767.0
   ==============================================================================

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
     Public utilities                 268.5        6.5        7.9          267.1
     Other corporate securities     6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
   Total U.S. corporate
     securities                     6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
     Government                       153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Mortgage-backed securities     4,513.3       90.1       15.9        4,587.5
     Other asset-backed
       securities                   2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1
   Less: Fixed maturities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------
   Fixed maturities                $13,249.2    $389.5      $98.8      $13,539.9
   ==============================================================================

    At December 31, 2002 and 2001, net unrealized appreciation of $725.9 million and $291.0 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included
    $563.1 million and $233.0 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

    The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   Due to mature:
     One year or less                        $     --   $      --
     After one year through five years        1,826.6     1,907.8
     After five years through ten years       3,455.2     3,673.3
     After ten years                          3,657.7     3,914.7
     Mortgage-backed securities               5,374.2     5,507.3
     Other asset-backed securities              882.4       918.9
   Less: Fixed maturities securities
     pledged to creditor                        154.9       155.0
   --------------------------------------------------------------
   Fixed maturities                          $15,041.2  $15,767.0
   ==============================================================

    At December 31, 2002 and 2001, fixed maturities with carrying values of $10.5 million and $9.0 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002 or 2001.

    The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2002 and 2001, approximately 5.5% and 3.0%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                 2002   2001
   Amortized Cost                            $238.3  $52.2
   Gross unrealized gains                        --    4.5
   Gross unrealized losses                      2.9    6.4
   -------------------------------------------------------
   Fair Value                                $235.4  $50.3
   =======================================================

    Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.3 billion at December 31, 2002. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2002. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

    IMPAIRMENTS

    During 2002, the Company determined that fifty-six fixed maturity securities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturity securities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturity securities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their value of $10.5 million.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

    FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

    EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

    MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

    CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

    OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                            2002                    2001
                                   ----------------------  ----------------------
                                    Carrying      Fair      Carrying      Fair
   (Millions)                        Value       Value       Value       Value
   Assets:
     Fixed maturity securities     $ 15,767.0  $ 15,767.0  $ 13,539.9  $ 13,539.9
     Equity securities                  235.4       235.4        50.3        50.3
     Mortgage loans                     576.6       632.6       241.3       247.7
     Policy loans                       296.3       296.3       329.0       329.0
     Short term investments               6.2         6.2        31.7        31.7
     Cash and cash equivalents           65.4        65.4        82.0        82.0
   Liabilities:
     Investment contract
       liabilities:
     With a fixed maturity           (1,129.8)   (1,121.4)   (1,021.7)     (846.5)
     Without a fixed maturity       (10,783.6)  (10,733.8)  (11,114.1)  (10,624.3)
   ------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2002 or 2001.

    INTEREST RATE CAPS

    Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively. The Company did not have interest rate caps at December 31, 2001.

    INTEREST RATE SWAPS

    Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively. The Company did not have interest rate swaps at December 31, 2001.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were 25.0 million, $0.7 million and $0.7 million, respectively.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2002 and 2001 was $(1.4) and $(15.5) million, respectively.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                   $  964.1          $887.2            $70.3           $768.9
   Nonredeemable preferred stock           3.9             1.5              1.8              9.5
   Investment in affiliated
     mutual funds                           --             7.2              0.5              2.1
   Mortgage loans                         23.3             5.9              0.1              0.5
   Policy loans                            8.7             8.9              0.7              7.9
   Cash equivalents                        1.7            18.2              4.4             50.3
   Other                                  23.4            15.9              2.6             13.1
   -------------------------------------------------------------------------------------------------
   Gross investment income             1,025.1           944.8             80.4            852.3
   Less: investment expenses              65.6            56.4              1.8             18.5
   -------------------------------------------------------------------------------------------------
   Net investment income              $  959.5          $888.4            $78.6           $833.8
   =================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $766.9 million for the year-ended December 31, 2002, $704.2 million for the year-ended December 31, 2001, and $55.9 million and $622.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2002 or 2001.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income
    (loss) was $148.8 million, $(92.3) million and $100.6 million for the years-ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $1,006.0 million and $826.2 million as of December 31, 2002 and 2001, respectively.

    As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $12.5 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $ (97.5)         $(20.6)           $1.2            $(36.3)
   Equity securities                      (3.5)           (0.4)            0.6              (0.9)
   -------------------------------------------------------------------------------------------------
   Pretax realized capital gains
     (losses)                          $(101.0)         $(21.0)           $1.8            $(37.2)
   =================================================================================================
   After-tax realized capital
     gains (losses)                    $ (58.3)         $(13.7)           $1.3            $(24.3)
   =================================================================================================

    Net realized capital gains (losses) of $63.6 million, $117.0 million, $0.9 million and $(17.7) million for the years ended December 31, 2002 and 2001, the one month period ended December 31, 2000 and the eleven month period ended November 30, 2000, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in other policyholders' funds. Net unamortized gains (losses) allocable to experienced-rated contractholders were $199.3 million, $172.7 million, $(2.5) million and $47.6 million at December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 30, 2000, respectively.

    Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Proceeds on sales                  $24,980.4        $14,216.7         $233.0          $10,083.2
   Gross gains                            276.7             57.0            1.2                2.5
   Gross losses                           374.2             77.6             --               38.8
   -------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $104.8            $24.0            $24.5           $ 67.6
   Equity securities                     (1.6)             2.0             (1.5)            (4.0)
   Other investments                     (8.3)             6.5              5.7            (15.8)
   -------------------------------------------------------------------------------------------------
     Subtotal                            94.9             32.5             28.7             79.4
     Increase in deferred income
       taxes                             33.2             11.3             10.1             27.8
   -------------------------------------------------------------------------------------------------
     Net changes in accumulated
       other comprehensive income
       (loss)                          $ 61.7            $21.2            $18.6           $ 51.6
   =================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $563.1 million and $233.0 million at December 31, 2002 and 2001, respectively, are reflected on the Consolidated Balance Sheets in other policyholders' funds and are not included in shareholder's equity.

    Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders:

                                                                                      Preacquisition
                                                                                      --------------
                                        As of            As of            As of           As of
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
     Net unrealized capital gains
       (losses):
     Fixed maturities                  $162.8            $58.0            $34.0           $ 9.5
     Equity securities                   (3.5)            (1.9)            (3.9)           (2.4)
     Other investments                    7.3             15.6              9.1             3.4
   -------------------------------------------------------------------------------------------------
                                        166.6             71.7             39.2            10.5
   Deferred income taxes                 58.3             25.1             13.8             3.7
   -------------------------------------------------------------------------------------------------
   Net accumulated other
     comprehensive income              $108.3            $46.6            $25.4           $ 6.8
   =================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Unrealized holding gains
     (losses) arising the year
     (1)                               $(127.4)         $  8.3            $18.6            $51.4
   Less: reclassification
     adjustment for gains
     (losses) and other items
     included in net income (2)           65.7           (12.9)              --             (0.2)
   -------------------------------------------------------------------------------------------------
   Net unrealized gains (losses)
     on securities                     $  61.7          $ 21.2            $18.6            $51.6
   =================================================================================================

   (1) Pretax unrealized holding gains (losses) arising during the year were $196.0 million, $12.7 million, $28.6 million and $79.4 million for the years ended December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 31, 2000, respectively.
   (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $101.0 million, $(19.8) million and $(0.1) million for the years ended December 31, 2002 and 2001, and the eleven months ended November 30, 2000, respectively. There were no pretax reclassification adjustments for gains (losses) and other items included in net income for the one month ended December 31, 2000.

7.  SEVERANCE

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge
    ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($0.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

    Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   Balance at December 31, 2001                    $ 28.4              580
   Actions taken                                    (19.2)            (440)
   ------------------------------------------------------------------------
   Balance at December 31, 2002                    $  9.2              140
   ========================================================================

8.  INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Current taxes (benefits):
  Federal                           $ 28.9           $  3.2            $ 9.4           $  5.3
  State                                1.8              2.2              0.2              2.6
  Net realized capital gains
    (losses)                          11.5             16.1              0.3            (11.5)
-------------------------------------------------------------------------------------------------
    Total current taxes
      (benefits)                      42.2             21.5              9.9             (3.6)
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                             30.6             89.3             (4.3)            83.2
  Net realized capital gains
    (losses)                         (54.2)           (23.4)             0.3             (1.5)
-------------------------------------------------------------------------------------------------
    Total deferred taxes
      (benefits)                     (23.6)            65.9             (4.0)            81.7
-------------------------------------------------------------------------------------------------
Total income tax expense            $ 18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Income from continuing
  operations before income
  taxes and cumulative effect
  of change in accounting
  principle                          $86.1           $187.3            $18.5           $249.6
Tax rate                                35%              35%              35%              35%
-------------------------------------------------------------------------------------------------
Application of the tax rate           30.1             65.6              6.4             87.4
Tax effect of:
  State income tax, net of
    federal benefit                    1.2              1.4              0.1              1.7
  Excludable dividends                (5.3)            (1.8)            (0.9)           (12.6)
  Goodwill amortization                 --             21.6               --               --
  Transfer of mutual fund
    shares                            (6.7)              --               --               --
  Other, net                          (0.7)             0.6              0.3              1.6
-------------------------------------------------------------------------------------------------
Income taxes                         $18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2002     2001
   Deferred tax assets:
     Deferred policy acquisition costs       $    --  $  11.7
     Insurance reserves                        269.8    286.9
     Unrealized gains allocable to
       experience rated contracts              197.1     81.5
     Investment losses                          69.7     36.7
     Postretirement benefits                    29.5     26.3
     Deferred compensation                      58.6     52.0
     Other                                      19.5     27.7
   ----------------------------------------------------------
   Total gross assets                          644.2    522.8
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                509.7    558.5
     Market discount                             4.1      4.6
     Net unrealized capital gains              255.4    106.6
     Depreciation                                3.8      5.1
     Deferred policy acquisition costs          29.2       --
     Other                                       5.1      1.7
   ----------------------------------------------------------
   Total gross liabilities                     807.3    676.5
   ----------------------------------------------------------
   Net deferred tax liability                $(163.1) $(153.7)
   ==========================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2002. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.  BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible. The costs allocated to the Company for its members' participation in the ING Pension Plan were $6.0 million for 2002.

    The benefit obligations and the funded status for the Company's qualified pension plan over the period ended December 31 are presented below:

   (Millions)                                           2001
   Change in benefit obligation:
     Benefit obligation at January 1                   $ 135.1
     Service cost                                          9.4
     Interest cost                                        10.3
     Actuarial loss                                       (0.7)
     Plan amendments                                       4.0
     Curtailments/settlements                              0.4
     Benefits paid                                        (3.0)
     Effect of transfer of assets                       (155.5)
   -----------------------------------------------------------
   Benefit obligation at December 31                   $    --
   ===========================================================
   Funded status:
     Funded status at December 31                      $  (4.3)
     Unrecognized past service cost                        3.4
     Unrecognized net loss                                20.4
     Transfer of funded status to the parent             (19.5)
   -----------------------------------------------------------
   Net amount recognized                               $    --
   ===========================================================

    The reconciliation of the plan assets for the year ended December 31 is presented below:

   (Millions)                                           2001
   Fair value of plan assets at January 1              $ 160.7
   Actual return on plan assets                           (6.4)
   Benefits paid                                          (3.0)
   Effect of transfer of assets                         (151.3)
   -----------------------------------------------------------
   Fair value of plan assets at December 31            $    --
   ===========================================================

    The net periodic benefit cost for the year ended December 31 is presented below:

   (Millions)                                           2001
   Service cost                                        $  9.4
   Interest cost                                         10.2
   Expected return on assets                            (14.6)
   ----------------------------------------------------------
   Net periodic benefit cost                           $  5.0
   ==========================================================

    The weighted average discount rate, expected rate of return on plan assets, and rate of compensation increase was 7.5%, 9.3%, and 4.5% for 2001.

    POSTRETIREMENT BENEFIT PLANS

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents. Retired employees are generally required to contribute to the plans based on their years of service with the Company. The following tables summarize the benefit obligations and the funded status for retired agents' and retired employees' postretirement benefits over the periods ended December 31:

   (Millions)                                 2002    2001
   Change in benefit obligation:
     Benefit obligation at January 1         $ 25.4  $ 19.1
     Service cost                               0.5     0.7
     Interest cost                              1.5     1.7
     Actuarial (gain) loss                      4.0     1.4
     Acquisitions                                --     3.7
     Plan amendments                           (6.5)     --
     Benefits paid                             (1.2)   (1.2)
   --------------------------------------------------------
   Benefit obligation at December 31         $ 23.7  $ 25.4
   ========================================================
   Funded status:
     Funded status at December 31            $(23.7) $(25.4)
     Unrecognized past service cost            (3.6)     --
     Unrecognized net loss                      5.4     1.4
   --------------------------------------------------------
   Net amount recognized                     $(21.9) $(24.0)
   ========================================================

    The weighted-average discount rate assumption for retired agents' and retired employees postretirement benefits was 6.8% for 2002 and 7.5% for 2001.

    The medical health care cost trend rates were 10.0%, decreasing to 5.0% by 2008 for 2002; and 8.5%, gradually decreasing to 5.5% by 2007 for 2001. Increasing the health care trend rate by 1% would increase the benefit obligation by $1.6 million. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $1.4 million as of December 31, 2002.

    Net periodic benefit costs were as follows:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Service cost                         $ 0.5            $0.7             $ --             $0.2
Interest cost                          1.5             1.7              0.1              1.2
Actuarial (gain) loss                   --              --               --              0.2
Unrecognized past service cost        (2.9)             --               --               --
-------------------------------------------------------------------------------------------------
Net periodic benefit cost            $(0.9)           $2.4             $0.1             $1.2
=================================================================================================

    There were no gains or losses resulting from curtailments or settlements of the postretirement benefit plans during 2002, 2001 or 2000.

    NON-QUALIFIED DEFINED BENEFIT PENSION PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, has a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment, which was assumed at December 31, 2002 to increase at an annual rate of 3.8%. Contributions are determined using the Projected Unit Credit Method. ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings.

    During 2002, liabilities, net of tax, totaling $15.1 million were allocated to the Company related to a Supplemental Excess Retirement Plan ("SERP") that covers certain employees of ING Life Insurance Company of America and Aeltus, affiliates of the Company.

    The following tables summarize the benefit obligations and the funded status for the Company's non-qualified pension plans for the periods ended
    December 31, 2002 and 2001. These tables have been presented, for comparison purposes, as though the SERP transfer had occurred as of January 1, 2001. The accompanying consolidated balance sheet and income statement do not reflect the SERP transfer until 12/31/02:

   (Millions)                                 2002     2001
   Change in benefit obligation:
     Benefit obligation at January 1         $  95.3  $  88.7
     Service cost                                 --      4.4
     Interest cost                               6.8      7.1
     Actuarial (gain) loss                       5.7      0.7
     Plan amendments                             4.5     (4.1)
     Benefits paid                              (5.5)    (1.5)
   ----------------------------------------------------------
   Benefit obligation at December 31         $ 106.8  $  95.3
   ==========================================================
   Funded status:
     Funded status at December 31            $(106.8) $ (95.3)
     Unrecognized past service cost              0.8      1.2
     Unrecognized net loss (gain)                6.4     (7.1)
   ----------------------------------------------------------
   Net amount recognized                     $ (99.6) $(101.2)
   ==========================================================

    At December 31, 2002 and 2001, the accumulated benefit obligation was $43.8 million and $27.3 million, respectively.

    The weighted-average discount rate assumption for Agents' and employees' non-qualified pension plans was 6.8%, and 3.8% for 2002 and 7.5% and 5.3% for 2001.

    Net periodic benefit costs were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Service cost                         $ 6.8            $ 4.4            $ 0.3           $ 2.1
   Interest cost                           --              7.1              0.3             3.8
   Actuarial (gain) loss                   --               --               --             0.2
   Return on plan assets                   --               --             (0.3)           (3.2)
   Unrecognized past service cost        (0.3)              --               --            (0.1)
   -------------------------------------------------------------------------------------------------
   Net periodic benefit cost            $ 6.5            $11.5            $ 0.3           $ 2.8
   =================================================================================================

    There was a curtailment of $2.6 million in 2002. There were no gains or losses resulting from curtailments or settlements of the non-qualified pension plans during 2000.

    ING SAVINGS AND INVESTMENT PLANS

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 6.0% of compensation by ING. Pretax charges to operations for the incentive savings plan were $6.8 million, $11.0 million, and $9.0 million in 2002, 2001, and 2000, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001 and 2000 were $1.8 million and $2.7 million, respectively.

10. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.1% to 0.5% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the separate accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and separate accounts, included in fee income amounted to $391.8 million, $421.7 million and $506.3 million in 2002, 2001 and 2000, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2002 and 2001, and earned interest income of $2.1 million and $3.3 million for the years ended December 31, 2002 and 2001, respectively. At December 31, 2002, ILIAC had no receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2002, the company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO. The Company did not receive capital contributions in 2001.

    OTHER

    Premiums due and other receivables include $0.1 million and $1.0 million due from affiliates at December 31, 2002 and 2001, respectively. Other liabilities include $1.3 million and $0.6 million due to affiliates for the years ended December 31, 2002 and 2001, respectively.

11. REINSURANCE

    At December 31, 2002, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $66.2 million and $69.9 million as of December 31, 2002 and 2001, respectively, was sold to Lincoln.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.6 million and $24.1 million were maintained for this contract as of December 31, 2002 and 2001, respectively.

    The effect of reinsurance on premiums and recoveries was as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Direct Premiums Federal             $ 97.3           $112.3            $17.2           $143.2
   Reinsurance assumed                    9.7              0.6              0.1              0.8
   Reinsurance ceded                      8.3             (1.3)             0.8              6.3
   -------------------------------------------------------------------------------------------------
   Net Premiums                          98.7            114.2             16.5            137.7
   -------------------------------------------------------------------------------------------------
   Reinsurance Recoveries              $317.6           $363.7            $44.5           $371.6
   =================================================================================================

12. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    For the year ended December 31, 2002 rent expense for leases was $18.1 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $17.5 million, $15.7 million, $14.9 million, $13.6 million and $12.1 million, respectively, and $0.2 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments of $236.7 million with an estimated fair value of $236.7 million and $92.7 million with an estimated fair value of $92.7 million, respectively.

    LITIGATION

    The Company is a party to threatened or pending lawsuits arising, from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

13. SEGMENT INFORMATION

    The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2001 and 2000 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the period ending December 31, 2001 and 2000.

    Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total

               2002
   ------------------------------
     Revenues from external
       customers                   $  507.2      $ 19.2      $ (9.5)   $   516.9
     Net investment income            959.2         0.2         0.1        959.5
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,466.4      $ 19.4      $ (9.4)   $ 1,476.4
   ==============================================================================
     Operating earnings (4)        $  121.1      $  4.7      $   --    $   125.8
     Cumulative effect of
       accounting change           (2,412.1)         --          --     (2,412.1)
     Net realized capital losses,
       net of tax                     (58.3)         --          --        (58.3)
   ------------------------------------------------------------------------------
   Net income (loss)               $(2,349.3)    $  4.7          --    $(2,344.6)
   ==============================================================================

               2001
   ------------------------------
     Revenues from external
       customers                   $  585.0      $119.6      $(37.0)   $   667.6
     Net investment income            885.5         1.7         1.2        888.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,470.5      $121.3      $(35.8)   $ 1,556.0
   ==============================================================================
     Operating earnings (4)        $   86.2      $ 27.4      $   --    $   113.6
     Net realized capital gains,
       net of tax                     (13.8)        0.1          --        (13.7)
   ------------------------------------------------------------------------------
   Net income                      $   72.4      $ 27.5      $   --    $    99.9
   ==============================================================================

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total
               2000
   ------------------------------
     Revenues from external
       customers                   $  692.1      $138.2      $(53.0)   $   777.3
     Net investment income            905.8         2.8         3.8        912.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,597.9      $141.0      $(49.2)   $ 1,689.7
   ==============================================================================
     Operating earnings (4)        $  197.4      $  9.7      $   --    $   207.1
     Net realized capital gains,
       net of tax                     (23.1)        0.1          --        (23.0)
   ------------------------------------------------------------------------------
   Net income from continuing
     operations                    $  174.3      $  9.8      $   --    $   184.1
   ==============================================================================

   (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
   (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
   (3) Other includes consolidating adjustments between USFS and Investment Management Services.
   (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

14. DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1,000.0 million in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117.0 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    QUARTERLY DATA (UNAUDITED)

   2002 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $363.5  $351.3  $349.8  $   310.8
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           44.1   39.3    (23.1)      25.8
   Income tax expense (benefit)      15.2   12.9     (9.9)       0.4
   Income (loss) from continuing
     operations                      28.9   26.4    (13.2)      25.4
   -----------------------------------------------------------------
   Cumulative effect of change in
     accounting principle              --     --       --   (2,412.1)
   -----------------------------------------------------------------
   Net income (loss)               $ 28.9  $26.4   $(13.2) $(2,386.7)
   -----------------------------------------------------------------

   2001 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $395.5  $411.9  $387.2  $   340.4
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           64.3   95.0     68.9      (40.9)
   Income tax expense (benefit)      28.2   39.1     27.1       (7.0)
   -----------------------------------------------------------------
   Income from continuing
     operations                      36.1   55.9     41.8      (33.9)
   -----------------------------------------------------------------
   Net (loss)                      $ 36.1  $55.9   $ 41.8  $   (33.9)
   -----------------------------------------------------------------

FORM NO. SAI 75962-03                                        ILIAC ED. MAY 2003